As Filed with the Securities and Exchange Commission on April 13, 2017

Registration Nos.:  333-194100; 811-08183

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.    ☐

Post-Effective Amendment No. 5    ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 52    ☒

(Check appropriate box or boxes)

VARIABLE ANNUITY-1 SERIES ACCOUNT

(Exact name of Registrant)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

(Name of Depositor)

489 Fifth Ave., 28th Floor New York, New York 10017

(Address of Depositor’s Principal Executive Offices) (Zip Code)

Depositor’s Telephone Number, including Area Code:

(800) 537-2033

Andra S. Bolotin

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company of New York

489 Fifth Ave., 28th Floor New York, New York 10017

(Name and Address of Agent for Service)

Copy to:

Ann B. Furman, Esq.

Carlton Fields Jorden Burt, P.A.

1025 Thomas Jefferson Street, N.W., Suite 400 West

Washington, D.C. 20007-5208

Approximate Date of Proposed Public Offering:  Continuous

It is proposed that this filing will become effective (check appropriate box)

☐  immediately upon filing pursuant to paragraph (b) of Rule 485

☒  on May 1, 2017 pursuant to paragraph (b) of Rule 485

☐  60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐  on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☐  this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered:  Flexible Premium Deferred Variable Annuity Contracts

SCHWAB ADVISOR CHOICE VARIABLE ANNUITY

An individual flexible premium variable annuity

Issued by

Great-West Life & Annuity Insurance Company of New York

Supplement dated May 1, 2017

to the Prospectus dated May 1, 2017

This Rate Sheet Supplement (the “Supplement”) amends certain information contained in the Schwab Advisor Choice Variable Annuity Prospectus dated May 1, 2017 (the “Prospectus”). Capitalized terms not defined in this Supplement have the same meaning as set forth in the Prospectus. This Supplement must be accompanied by, and read in conjunction with, the Prospectus. If you would like a copy of the current Prospectus, please contact the Retirement Resource Operations Center toll-free at (800) 838-0650. The Prospectus and this Supplement can also be found on the U.S. Securities and Exchange Commission’s website (www.sec.gov) by searching with File No. 333-194100.

This Supplement declares the Guaranteed Annual Withdrawal % (the “GAW%”) and Joint Guaranteed Annual Withdrawal % (the “Joint GAW%”) applicable to all GLWB Riders for Contracts the applications for which are signed during the effective dates detailed below.

Contract Applications Signed Prior to May 1, 2017:

To receive the following GAW% or Joint GAW%, your Schwab Advisor Choice Variable Annuity application must be signed prior to May 1, 2017, your application must be received by us within 10 days of signing, and your initial Contribution must be received by us within 30 days of receipt of your application. If these terms are met, the following GAW% and Joint GAW% will apply to your Contract and cannot be changed. Rates reflected in Rate Sheet Supplements that were not in effect during this time period will not apply to your Contract.

Guaranteed Lifetime Withdrawal Benefit Rider: The GAW% for a single Covered Person is based on the age when GAWs begin according to the following table:

GAW% Table
	Age 59 1⁄2 - 64	Age 65 - 69	Age 70 - 79	Age 80+
% of Covered Fund Value	4.00%	5.00%	6.00%	7.00%

If there are Joint Covered Persons, a single GAW% is calculated based on the age of the younger Covered Person. This rate is the Joint GAW% and is based on the following table:

Joint GAW% Table
	Age 59 1⁄2 - 64	Age 65 - 69	Age 70 - 79	Age 80+
% of Covered Fund Value	3.50%	4.50%	5.50%	6.50%

Contract Applications Signed on or after May 1, 2017:

To receive the following GAW% or Joint GAW%, your Schwab Advisor Choice Variable Annuity application must be signed on or after May 1, 2017, your application must be received by us within 10 days of signing, and your initial Contribution must be received by us within 30 days of receipt of your application. If these terms are met, the following GAW% and Joint GAW% will apply to your Contract and cannot be changed. Rates reflected in Rate Sheet Supplements that were not in effect during this time period will not apply to your Contract. The terms of a Rate Sheet Supplement with no specified end date may not be amended unless we provide a minimum of 10 business days prior notice. If we file a new Rate Sheet Supplement, the terms of this Supplement (including the GAW%s and Joint GAW%s) will be superseded by the terms of the new Rate Sheet Supplement. The current and any proposed Rate Sheet Supplements may be found on the SEC’s website (www.sec.gov) by searching for File No. 333-194100.

Guaranteed Lifetime Withdrawal Benefit Rider: The GAW% for a single Covered Person is based on the age when GAWs begin according to the following table:

GAW% Table
	Age 59 1⁄2 - 64	Age 65 - 69	Age 70 - 79	Age 80+
% of Covered Fund Value	4.00%	5.00%	5.50%	6.50%

If there are Joint Covered Persons, a single GAW% is calculated based on the age of the younger Covered Person. This rate is the Joint GAW% and is based on the following table:

Joint GAW% Table
	Age 59 1⁄2 - 64	Age 65 - 69	Age 70 - 79	Age 80+
% of Covered Fund Value	3.50%	4.50%	5.00%	6.00%

If you have any questions regarding this Supplement, including questions about the date your application was signed or the rates applicable to you, please call the Retirement Resource Operations Center toll-free at (800) 838-0650, or write to the Retirement Resource Operations Center at PO Box 173920, Denver, CO 80217-3920.

This Supplement must be accompanied by, or read in conjunction with, the current Prospectus and

Statement of Additional Information dated May 1, 2017.

Please read this Supplement carefully and retain it for future reference.

SCHWAB ADVISOR CHOICE VARIABLE ANNUITYTM

An individual flexible premium variable annuity

Issued by

Great-West Life & Annuity Insurance Company of New York

Overview

This Prospectus describes the Schwab Advisor Choice Variable AnnuityTM (the “Contract”), an individual flexible premium variable annuity contract that allows you to accumulate assets on a tax-deferred basis for retirement or other long-term purposes. Great-West Life & Annuity Insurance Company of New York (“we,” “us,” or “Great-West”) issues the Contract to eligible persons in the state of New York.

The Contract may be owned by one or two individuals. A Contract may also be owned by a grantor trust that exists for one individual grantor or two individual grantors who are each other’s spouse.

When you contribute money to the Schwab Advisor Choice Variable Annuity, you decide how to allocate your money among the various investment options available through Variable Annuity-1 Series Account (the “Series Account”). The Series Account consists of two segments: the Investment Segment (relating to the base Contract) and the Income Segment (relating to an optional Guaranteed Lifetime Withdrawal Benefit Rider). We hold the assets for each investment option in a corresponding Sub-Account of the Series Account. Each Sub-Account, in turn, invests in a Portfolio under the Investment Segment or a Covered Fund under the Income Segment.

Investment Segment Portfolios:

AB VPS Growth and Income Portfolio – Class A Shares

AB VPS Growth Portfolio – Class A Shares

AB VPS International Growth Portfolio – Class A Shares*

AB VPS Real Estate Investment Portfolio – Class A Shares

AB VPS Small/Mid Cap Value Portfolio – Class A Shares

Alger Capital Appreciation Portfolio – Class I-2 Shares

Alger Large Cap Growth Portfolio – Class I-2 Shares

Alger Mid Cap Growth Portfolio – Class I-2 Shares*

ALPS/Red Rocks Listed Private Equity Portfolio – Class I Shares

American Century Investments VP Balanced Fund – Class I Shares

American Century Investments VP Income & Growth Fund – Class I Shares

American Century Investments VP International Fund – Class I Shares

American Century Investments VP Mid Cap Value Fund – Class II Shares

American Century Investments VP Value Fund – Class I Shares

American Funds IS® Global Growth Fund – Class 1 Shares

American Funds IS® International Fund – Class 2 Shares

American Funds IS® New World Fund – Class 2 Shares

BlackRock Global Allocation V.I. Fund – Class I Shares

ClearBridge Variable Mid Cap Portfolio – Class I Shares

ClearBridge Variable Small Cap Growth Portfolio – Class I Shares

Columbia Variable Portfolio – Large Cap Growth Fund – Class 2 Shares

Columbia Variable Portfolio – Seligman Global Technology Fund – Class 2 Shares

Columbia Variable Portfolio – Small Cap Value Fund – Class 2 Shares*

Delaware VIP Emerging Markets Series – Standard Class Shares

The date of this Prospectus is May 1, 2017.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Delaware VIP Small Cap Value Series – Standard Class Shares

Delaware VIP Smid Cap Core Series (formerly Delaware VIP Smid Cap Growth Series) – Standard Class Shares

Delaware VIP Value Series – Standard Class Shares

Deutsche Capital Growth VIP – Class A Shares

Deutsche Core Equity VIP – Class A Shares

Deutsche CROCI® U.S. VIP. – Class A Shares* (formerly Deutsche Large Cap Value VIP)

Deutsche Global Small Cap VIP – Class A Shares

Deutsche Small Cap Index VIP – Class A Shares

Deutsche Small Mid Cap Growth VIP – Class A Shares

Deutsche Small Mid Cap Value VIP – Class A Shares*

DFA VA U.S. Targeted Value Portfolio

Dreyfus Investment Portfolios MidCap Stock Portfolio – Initial Shares

Dreyfus Variable Investment Fund Appreciation Portfolio – Initial Shares*

Dreyfus Variable Investment Fund Growth and Income Portfolio – Initial Shares

Federated Fund for U.S. Government Securities II

Franklin Small Cap Value VIP Fund – Class 2 Shares

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Service Shares

Great-West Ariel Mid Cap Value Fund – Investor Class

Great-West Goldman Sachs Mid Cap Value Fund – Investor Class

Great-West Invesco Small Cap Value Fund – Investor Class

Great-West Loomis Sayles Bond Fund – Investor Class

Great-West T. Rowe Price Mid Cap Growth Fund – Investor Class

Invesco V.I. Comstock Fund – Series I Shares

Invesco V.I. Growth and Income Fund – Series I Shares

Invesco V.I. High Yield Fund – Series I Shares

Invesco V.I. International Growth Fund – Series I Shares

Invesco V.I. Mid Cap Core Equity Fund – Series I Shares*

Invesco V.I. Small Cap Equity Fund – Series I Shares

Invesco V.I. Technology Fund – Series I Shares*

Ivy VIP International Core Equity

Janus Aspen Balanced Portfolio – Institutional Shares

(effective on or about June 2, 2017, this Portfolio will be renamed the Janus Henderson Balanced Portfolio)

Janus Aspen Flexible Bond Portfolio – Institutional Shares

(effective on or about June 2, 2017, this Portfolio will be renamed the Janus Henderson Flexible Bond Portfolio)

Janus Aspen Global Research Portfolio – Institutional Shares

(effective on or about June 2, 2017, this Portfolio will be renamed the Janus Henderson Global Research Portfolio)

Janus Aspen Global Technology Portfolio – Institutional Shares

(effective on or about June 2, 2017, this Portfolio will be renamed the Janus Henderson Global Technology Portfolio)

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio – Class 1 Shares*

(effective on or about May 19, 2017, this fund will be liquidated)

JPMorgan Insurance Trust Small Cap Core Portfolio – Class 1 Shares

Lazard Retirement Emerging Markets Equity Series Portfolio – Service Shares

LVIP Baron Growth Opportunities Fund – Service Class Shares

MFS VIT II International Value Portfolio – Service Class Shares

MFS VIT III Mid Cap Value Portfolio – Initial Class Shares

MFS VIT Utilities Series – Service Class Shares

Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio – Class S Shares

Neuberger Berman AMT Socially Responsive Portfolio – Class S Shares

NVIT Mid Cap Index Fund – Class II Shares

Oppenheimer Global Fund/VA – Non-Service Shares

Oppenheimer International Growth Fund/VA – Non-Service Shares

Oppenheimer Main Street Small Cap Fund®/VA – Non-Service Shares

PIMCO VIT CommodityRealReturn® Strategy Portfolio – Administrative Class Shares

PIMCO VIT Emerging Markets Bond Portfolio – Administrative Class Shares

PIMCO VIT High Yield Portfolio – Administrative Class Shares

PIMCO VIT Low Duration Portfolio – Administrative Class Shares

PIMCO VIT Real Return Portfolio – Administrative Class Shares

PIMCO VIT Total Return Portfolio – Administrative Class Shares

Pioneer Fund VCT Portfolio – Class I Shares

Pioneer Mid Cap Value VCT Portfolio – Class II Shares*

Pioneer Select Mid Cap Growth VCT Portfolio – Class I Shares

Prudential Series Fund Equity Portfolio – Class II Shares*

Prudential Series Fund Natural Resources Portfolio – Class II Shares*

Putnam VT American Government Income Fund – Class IB Shares

Putnam VT Equity Income Fund – Class IB Shares

Putnam VT Global Asset Allocation Fund – Class IA Shares

Putnam VT Global Health Care Fund – Class IB Shares

Putnam VT Income Fund – Class IA Shares

Putnam VT International Equity Fund – Class IA Shares

Putnam VT International Value Fund – Class IA Shares

Putnam VT Investors Fund – Class IA Shares

Royce Capital Fund – Small-Cap Portfolio – Service Class Shares*

Schwab Government Money Market PortfolioTM (formerly Schwab Money Market Portfolio)

Schwab S&P 500 Index Portfolio

Schwab VIT Balanced PortfolioTM

Schwab VIT Balanced with Growth PortfolioTM

Schwab VIT Growth PortfolioTM

Sentinel Variable Products Bond Fund

Sentinel Variable Products Common Stock Fund

Sentinel Variable Products Small Company Fund

T. Rowe Price Health Sciences Portfolio

Templeton Foreign VIP Fund – Class 2 Shares

Templeton Global Bond VIP Fund – Class 2 Shares

Touchstone VST Focused Fund

VanEck VIP Global Hard Assets Fund – Class S Shares

VanEck VIP Unconstrained Emerging Markets Bond Fund – Initial Class Shares*

Vanguard VIF Capital Growth Portfolio

Vanguard VIF Diversified Value Portfolio

Vanguard VIF Mid-Cap Index Portfolio

Vanguard VIF REIT Index Portfolio

Vanguard VIF Small Company Growth Portfolio

Wells Fargo VT Discovery Fund – Class 2 Shares

Wells Fargo VT Opportunity Fund – Class 2 Shares

Income Segment Covered Fund (for Contracts with the Guaranteed Lifetime Withdrawal Benefit Rider):

Great-West SecureFoundation® Balanced Fund – Investor Class Shares

The Contract currently offers only one Covered Fund; however, Great-West may make additional Covered Funds available to Contract Owners in the future.

*The Sub-Account investing in this Portfolio is closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

This Prospectus provides important information about the Series Account and investment options that you should know before purchasing the Schwab Advisor Choice Variable Annuity, including a description of the material rights and obligations under the Contract. It is important that you read the Contract, riders, and any amendments and endorsements. Please read this Prospectus carefully and keep it on file for future reference. We offer other variable annuity products with different product features, benefits and charges.

You can find more detailed information pertaining to the Series Account in the Statement of Additional Information (“SAI”) dated May 1, 2017 (as may be amended from time to time), which has been filed with the Securities and Exchange Commission (the “SEC”). The SAI is incorporated by reference into this Prospectus as a matter of law, which means it is legally a part of this Prospectus. You can find the SAI’s table of contents on the last page of this Prospectus. You may obtain a copy of the SAI without charge by contacting the Retirement Resource Operations Center at the address or phone number listed below. Or, you can obtain it by visiting the SEC’s website at www.sec.gov. This website also contains material incorporated by reference and other information about the Series Account that has been filed electronically with the SEC.

The Contract is not a deposit or obligation of, or insured, guaranteed or endorsed by, any bank, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. The Contract involves certain investment risks, including possible loss of principal.

For account information, please contact:

Retirement Resource Operations Center

P.O. Box 173920

Denver, CO 80217-3920

(800) 838-0650

This Prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with the Contract other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.

Independent Registered Public Accounting Firm and Independent Auditors	59
Available Information	59
Appendix A - Condensed Financial Information	App A1
Appendix B - Net Investment Factor	App B1

Definitions

1035 Exchange – A tax-free exchange of certain types of insurance contracts, as allowed by a provision of the Code.

Accumulation Period – The time period between the Effective Date and the earlier of the Payout Election Date or the Annuity Commencement Date. During this period, you are contributing to the annuity.

Accumulation Unit – An accounting measure used to determine the Annuity Account Value before the date annuity payouts commence.

Alternate Payee – Any Spouse or former Spouse of an Owner who has the right pursuant to a Decree to receive all or a portion of the benefit payable under the Contract with respect to such Owner.

Annuitant (Joint Annuitant) – The person named in the application upon whose life the payout of an annuity is based and who will receive annuity payouts. The Annuitant will be the Owner unless otherwise indicated in the application. If you select a Joint Annuitant, “Annuitant” means the older Joint Annuitant or the sole surviving Joint Annuitant, unless otherwise stated. Joint Annuitants must be one another’s Spouse as of the Effective Date. If you name a Contingent Annuitant, the Annuitant will be considered the “Primary Annuitant.”

Annuity Account – An account we establish in your name that reflects all account activity under your Contract in both the Investment Segment and the Income Segment.

Schwab Advisor Choice Variable Annuity Structure

Your Total Annuity Account can be made up of both the Investment Segment and the Income Segment

Annuity Account Value – The sum of the value of each Sub-Account you have selected in both the Investment Segment and Income Segment. The Annuity Account Value is credited with a return based upon the investment experience of the Sub-Account(s) selected by you and will increase and decrease accordingly.

Annuity Commencement Date – The date annuity payouts begin, which is either the Payout Election Date or the Annuitant’s 99th birthday if no Payout Election Date has been established. You may change the Annuity Commencement Date if annuity payouts have not already begun. Upon death of the Owner, the Beneficiary may change the Annuity Commencement Date only if the Beneficiary is the Owner’s surviving Spouse and elects to continue the Contract. The Annuity Commencement Date must occur prior to or on the Annuitant’s 99th birthday.

Annuity Payout Period – The period beginning on the Annuity Commencement Date and continuing until all annuity payouts have been made under the Contract. During this period, the Annuitant receives payouts from the annuity.

Annuity Unit – An accounting measure we use to determine the amount of any variable annuity payout after the first annuity payout is made.

Attained Age – During the Guaranteed Annual Withdrawal Phase, the age of the Covered Person (or the age of the younger Joint Covered Person) on the Ratchet Date.

Automatic Bank Draft Plan – If made available by Great-West, a feature that allows you to make automatic periodic Contributions. Contributions will be withdrawn from an account you specify and automatically credited to your Annuity Account.

Beneficiary – The person(s) designated by the Owner to receive any Death Benefit under the terms of the Contract. If the surviving Spouse of an Owner is the surviving Joint Owner, the surviving Spouse will be deemed to be the Beneficiary upon such Owner’s death and may take the death benefit or elect to continue this Contract in force.

Benefit Base – For purposes of the GLWB Rider, the amount that is multiplied by the Guaranteed Annual Withdrawal Percentage to calculate the Guaranteed Annual Withdrawal. The Benefit Base increases dollar-for-dollar upon any GLWB Rider Contribution and is reduced proportionately for any Excess Withdrawal. The Benefit Base can also increase with positive Covered Fund performance on the Ratchet Date and may also be adjusted on the Ratchet Date. The Benefit Base may not exceed $5 million. Any Covered Fund Value over $5 million will be considered excess Covered Fund Value and will not be used to calculate Guaranteed Annual Withdrawals.

Business Day – Any day, and during the hours, on which the New York Stock Exchange is open for trading. If a date falls on a non-Business Day, the following Business Day will be used unless otherwise stated in the Prospectus.

Code – The Internal Revenue Code of 1986, as amended, and all related laws and regulations which are currently in effect.

Consultant – Your designated investment manager or financial advisor.

Contingent Annuitant – The person you may name in the application who becomes the Annuitant when the Primary Annuitant dies. The Contingent Annuitant must be designated before the death of the Primary Annuitant and before annuity payouts have begun.

Contingent Beneficiary – The person you may designate to become the Beneficiary when the primary Beneficiary dies.

Contributions – Amounts of money you invest or deposit into your Annuity Account.

Covered Fund – Interests in Sub-Account(s) designated for the Income Segment.

•	Great-West SecureFoundation® Balanced Fund – Investor Class Shares
•	Any other Portfolio we approve for the GLWB

Covered Fund Value – The aggregate value of each Covered Fund.

Covered Person(s) – For purposes of the GLWB Rider, the person(s) whose age determines the Guaranteed Annual Withdrawal Percentage and on whose life the Guaranteed Annual Withdrawal Amount will be based. If there are two Covered Persons, the Guaranteed Annual Withdrawal Percentage will be based on the age of the younger life and the Installments can continue until the death of the second life. If a natural person owns the Contract, the Owner of the Contract must be a Covered Person. If a Grantor Trust owns the Contract, the Grantor(s) must be the sole Covered Person(s). A Joint Covered Person must be the Owner’s Spouse and (i) a Joint Owner; or (ii) the 100% primary Beneficiary under the Contract.

Death Benefit – The amount payable to the Beneficiary when the Owner or the Annuitant dies, as applicable.

Decree – A divorce or separation instrument, as defined in Section 71(b)(2) of the Code, that creates or recognizes the existence of an Alternate Payee’s right to, or assigns to an Alternate Payee the right to receive all or a portion of the benefits payable with respect to an Owner that Great-West accepts and approves, except as otherwise agreed.

Distributions – Amounts paid from a Covered Fund, including but not limited to partial and systematic withdrawals.

Effective Date – The date on which the first Contribution is credited to your Annuity Account.

Excess Withdrawal – An amount either distributed or transferred from the Covered Fund during the GLWB Accumulation Phase or any amount combined with all other amounts that exceed the annual GAW during the GAW Phase that reduces your Benefit Base. The Guarantee Benefit Fee, the M&E Charge, and up to 1.5% annually of Covered Fund Value to pay for Consultant Fees shall not be treated as a Distribution or Excess Withdrawal for this purpose. Withdrawals from the Covered Fund in the Income Segment to pay Consultant fees up to 1.5% annually of the Covered Fund Value will not be considered an Excess Withdrawal; withdrawals to pay Consultant fees will be considered an Excess Withdrawal to the extent they exceed 1.5% annually of the Covered Fund Value, and would reduce your Benefit Base and GAWs under a GLWB Rider. Withdrawals to pay Consultant fees may be taken from assets held in the Investment Segment or from other assets managed by your Consultant, if any, rather than from assets held in the Income Segment to avoid being considered an Excess Withdrawal thus reducing your benefits under a GLWB Rider. You should consult a competent tax advisor prior to authorizing a withdrawal from your Annuity Account to pay Consultant fees.

Guarantee Benefit Fee – The fee associated with the Income Segment and GLWB Rider. The Guarantee Benefit Fee also is sometimes referred to as the GLWB Rider Fee. For Contract applications signed before May 1, 2017, the Guarantee Benefit Fee is based on a percentage of Covered Fund Value. For Contract applications signed on or after May 1, 2017, the Guarantee Benefit Fee is based on a percentage of the Benefit Base.

Guaranteed Annual Withdrawal (GAW) – For purposes of the GLWB Rider, the annualized withdrawal amount that we guarantee for the lifetime of the Covered Person(s).

Guaranteed Annual Withdrawal Percentage (GAW%) – The percentage of the Benefit Base that determines the amount of the GAW. The GAW% applicable to new Contract purchases is disclosed in a Rate Sheet Supplement to this Prospectus applicable on the date you signed the application to purchase the Contract. For the GAW% applicable to applications signed prior to May 1, 2017, please see “Guaranteed Lifetime Withdrawal Benefit,” below.

Guaranteed Annual Withdrawal (GAW) Phase – The period of time between the Initial Installment Date and the first day of the GLWB Settlement Phase. The GAW Phase begins when you elect to begin taking GAW payments.

Guaranteed Lifetime Withdrawal Benefit (GLWB) – A payment option offered by the GLWB Rider that pays Installments during the life of the Covered Person(s). The Covered Person(s) will receive periodic payments in either monthly, quarterly, semiannual, or annual Installments that in total over a 12-month period equal the GAW.

GLWB Accumulation Phase – The period of time between the GLWB Rider Election Date and the Initial Installment Date.

GLWB Rider – The Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider issued to the Owner which specifies the benefits, rights, privileges, and obligations of the Owner and Great-West in the Income Segment, as modified by the Rate Sheet Supplement applicable on the date you signed the application to purchase the Contract. The GLWB Rider is initiated by allocating Contributions to the Income Segment Covered Fund. All guarantees are subject to the claims paying ability of Great-West. The GAW% and Joint GAW% applicable to new Contract purchases are disclosed in a Rate Sheet Supplement to this Prospectus applicable on the date you signed the application to purchase the Contract. For the GAW% and Joint GAW% applicable to applications signed prior to May 1, 2017, please see “Guaranteed Lifetime Withdrawal Benefit,” below.

GLWB Rider Contributions – Owner directed amounts received and allocated to the Owner’s Covered Fund in the Income Segment, including but not limited to Transfers from other assets in the Contract. If this Contract is a Qualified Annuity Contract, GLWB Rider Contributions may also include rollovers as defined under Section 402(c), 403(b)(8), 408(d)(3) and 457(e)(16) of the Code. Reinvested dividends, capital gains, and settlements arising from the Covered Fund will not be considered GLWB Rider Contributions for the purpose of calculating the Benefit Base but will affect the Covered Fund Value. We reserve the right to stop accepting GLWB Rider Contributions at any time and will provide the Owner with a 30 day notice.

GLWB Rider Election Date – The Business Day on which the Owner or Beneficiary elects the GLWB option in the GLWB Rider by allocating GLWB Rider Contributions to the Covered Fund. The GLWB Rider Election Date shall be the date upon which the Initial Benefit Base is calculated and before the Owner attains the age of 85 years old.

GLWB Settlement Phase – The period when the Covered Fund Value has reduced to zero, but the Benefit Base is still positive during which Installments will continue to be paid.

Grantor – The natural person who is treated under Sections 671 through 679 of the Code as owning the assets of a Grantor Trust. All Grantors must be individuals.

Grantor Trust – A trust, the assets of which are treated under Sections 671 through 679 of the Code as being owned by the grantor(s). We allow a Grantor Trust to be an Owner only if it either has a single Grantor who is a natural person, or has two Grantors who are one another’s Spouse as of the Effective Date.

Income Segment – Assets allocated to the Sub-Account(s) associated with the optional GLWB Rider attached to the Contract.

Income Segment Account Value – The sum of the values of the Sub-Accounts in the Income Segment credited to the Owner under the Annuity Account. The Income Segment Account Value is credited with a return based upon the investment experience of the investment option(s) selected by the Owner and will increase or decrease accordingly.

Investment Segment – Assets allocated to the Sub-Accounts not associated with the optional GLWB Rider attached to the Contract.

Investment Segment Account Value – The sum of the values of the Sub-Accounts in the Investment Segment credited to the Owner under the Annuity Account. The Investment Segment Account Value is credited with a return based upon the investment experience of the investment option(s) selected by the Owner and will increase or decrease accordingly.

Initial Installment Date – The date of the first Installment under the GLWB, which must be a Business Day.

Installments – Periodic payments of the GAW.

Joint GAW% – The GAW% used with the GLWB Rider if there are two Covered Persons. The Joint GAW% applicable to new Contract purchases is disclosed in a Rate Sheet Supplement to this Prospectus applicable on the date you signed the application to purchase the Contract. For the GAW% and Joint GAW% applicable to applications signed prior to May 1, 2017, please see “Guaranteed Lifetime Withdrawal Benefit,” below.

Joint Withdrawal Adjustment – The GAW% adjusted by -0.50%, if there are two Covered Persons.

Mortality and Expense Risk Charge (M&E Charge) – An amount deducted from your Annuity Account Value at the end of each valuation period to compensate Great-West for bearing certain mortality and expense risks under the Contract.

Non-Qualified Annuity Contract – An annuity Contract which is not intended to satisfy the requirements of Sections 408(b) (IRAs) or 408A (Roth IRAs) of the Code. We may issue this Contract as a Non-Qualified Annuity Contract.

Owner (Joint Owner) or You – The person(s) named in the application who is entitled to exercise all rights and privileges under the Contract, while the Annuitant is living. Joint Owners must be one another’s Spouse as of the Effective Date and must both be natural persons. The Annuitant will be the Owner unless otherwise indicated in the application. If the Contract is intended to be held as a Qualified Annuity Contract, the Owner must be the Annuitant and a Joint Owner is not permitted. The Owner must be either a natural person or a Grantor Trust. In the event that the Owner is a Grantor Trust, all references to the life, age or death of the Owner shall pertain to the life, age or death of the Grantor(s).

Qualified Annuity Contract – An annuity contract that is intended to qualify under Sections 408(b) (IRAs) or 408A (Roth IRAs) of the Code. We may issue this Contract as a Qualified Annuity Contract.

Payout Election Date – The date on which annuity payouts or periodic withdrawals begin from the Investment Segment. The Payout Election Date must occur before the Annuitant’s 99th birthday.

Portfolio – A registered management investment company, or portfolio or series thereof, in which the assets of the Series Account may be invested.

Premium Tax – A tax that a state or other governmental authority may assess at the time you make a Contribution, make withdrawals, or when annuity payments begin. The Premium Tax rate in New York for annuities is 0%, given the total mix of Great-West’s business in New York.

Ratchet – For purposes of the GLWB Rider, an increase in the Benefit Base if the Covered Fund Value exceeds the current Benefit Base on the Ratchet Date.

Ratchet Date – During the GLWB Accumulation Phase, the Ratchet Date is the anniversary of the Owner’s GLWB Rider Election Date and each anniversary thereafter. During the GAW Phase, the Ratchet Date is the Initial Installment Date and each anniversary thereafter. A Reset may also occur on the Ratchet Date during the GAW Phase. If any anniversary is a non-Business Day, the Ratchet Date shall be the following Business Day for that year.

Rate Sheet Supplement – Supplements to the Prospectus which we periodically file with the SEC that detail and modify certain rates associated with the GLWB Rider for new Contract purchases. Rate Sheet Supplements will disclose the GAW%s and the Joint GAW%s for all GLWB Riders applicable for a specified range of dates. The terms of a Rate Sheet Supplement (including GAW%s, Joint GAW%s) with no specified end date may not be amended unless we provide a minimum of 10 business days prior notice. Historical GAW%s and Joint GAW%s reflected in Rate Sheet Supplements may be found in the Statement of Additional Information, as well as on the SEC’s website (www.sec.gov) by searching with File Number 333-194100. For the GAW% and Joint GAW% applicable to applications signed prior to May 1, 2017, please see “Guaranteed Lifetime Withdrawal Benefit,” below. For the GAW% and Joint GAW% applicable to applications signed on or after May 1, 2017, please refer to the Rate Sheet Supplement attached to your prospectus.

Request – Any written, telephoned, electronic or computerized instruction in a form satisfactory to Great-West that the Retirement Resource Operations Center receives from you, your designee (as specified in a form acceptable to Great-West) or the Beneficiary (as applicable) as required by any provision of the Contract. The Request is subject to any action taken or payment made by Great-West before it is processed. A written Request shall be deemed to include electronic mail transmissions only if such transmissions include PDF or other facsimile transmissions clearly reproducing manual signatures.

Reset – A change made to the Benefit Base and GAW% if the Covered Fund Value multiplied by the Attained Age GAW% is higher than the current Benefit Base multiplied by the current GAW% on the Ratchet Date. Installments will not change unless Requested.

Retirement Resource Operations Center – You may write to us at P.O. Box 173920, Denver, CO 80217-3920; call us toll free at (800) 838-0650; or email us at AnnuityOperations@greatwest.com.

Series Account – Variable Annuity-1 Series Account, the segregated asset account established by Great-West under New York law and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). The Series Account is also referred to as the separate account.

Spouse – A person recognized as a spouse in the state where the couple was legally married. The term does not include a party to a registered domestic partnership, civil union, or similar formal relationship recognized under state law that is not denominated a marriage under that state’s law.

Sub-Account – A division of the Series Account containing the shares of a Portfolio in the Investment Segment, the Income Segment, or both. There is a Sub-Account for each Portfolio. We may also refer to a Sub-Account as an “investment option” in the Prospectus, SAI, or Series Account financial statements.

Surrender Value – Your Annuity Account Value on the Transaction Date of the surrender, less Premium Tax, if any.

Transaction Date – The date on which any Contribution or Request from you will be processed. Contributions and Requests received after the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. ET) will be deemed to have been received on the next Business Day. Requests will be processed and the Annuity Account Value will be determined on each day that the New York Stock Exchange is open for trading.

Transfer – Moving amounts from and among the Sub-Account(s).

Fee Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State Premium Taxes may also be deducted.

Owner Transaction Expenses
Sales Load Imposed on Purchases	None
Deferred Sales Load	None
Surrender Fees	None
Maximum Transfer Charge	$25*

* Currently, there is no charge for Transfers. We reserve the right, however, to impose a transfer charge after we notify you. See “Transfers” below.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

Annual Contract Fee	None

Series Account Annual Expenses (as a percentage of average Annuity Account Value)
Mortality and Expense Risk Charges (based on Death Benefit option selected)
Option 1: Return of Annuity Account Value	0.49%
Option 2: Guaranteed Minimum Death Benefit	0.69%
Maximum Total Series Account Annual Expenses (with the most expensive Death Benefit option and no optional GLWB Rider selected) as a percentage of average Annuity Account Value	0.69%
Optional GLWB Rider Fees Optional Guaranteed Lifetime Withdrawal Benefit Rider (with charges assessed quarterly)
Guarantee Benefit Fee (maximum)	1.50%
Guarantee Benefit Fee (current) as a percentage of the current Covered Fund Value (for Contract applications signed before May 1, 2017)	0.95%
Guarantee Benefit Fee (current) as a percentage of the current Benefit Base (for Contract applications signed on or after May 1, 2017)	0.90%

The next item shows the minimum and maximum total operating expenses charged by the Portfolios, before any waivers or reimbursements, that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

Total Annual Portfolio Operating Expenses	Minimum	Maximum
(Expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses) [1]	0.03%	3.02%

THE ABOVE EXPENSES FOR THE PORTFOLIOS WERE PROVIDED BY THE PORTFOLIOS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

1 The Covered Fund (the Great-West SecureFoundation Balanced Fund – Investor Class Shares) is a “funds of funds” that invests substantially all of its assets in shares of other series of Great-West Funds, Inc. (the “Underlying Portfolios”). Because of this, the Great-West SecureFoundation Balanced Fund – Investor Class Shares also bears its pro rata share of the operating expenses of the Underlying Portfolios. The above minimum and maximum expenses include fees and expenses incurred indirectly by the Great-West SecureFoundation Balanced Fund – Investor Class Shares as a result of its investment in shares of one or more Underlying Portfolios.

Examples

These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, contract fees, Series Account annual expenses, and Portfolio fees and expenses.

Investment Segment Example. The Example below assumes that you invest $10,000 in the Investment Segment of the Contract (and nothing in the Income Segment) for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum Mortality and Expense Risk Charge and the maximum fees and expenses of any of the Portfolios in the Investment Segment. In addition, this Example assumes no Transfers were made and no Premium Taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you retain your Contract, surrender your Contract, or annuitize your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years

$371.00	$1,184.00	$2,101.00	$4,921.00

Income Segment Example – Maximum Guarantee Benefit Fee. The Example below assumes that you invest $10,000 in the Income Segment of the Contract (and nothing in the Investment Segment) for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum Mortality and Expense Risk Charge, maximum Guarantee Benefit Fee and the maximum fees and expenses of any of the Portfolios in the Income Segment. In addition, this Example assumes no Transfers were made and no Premium Taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you retain your Contract, surrender your Contract, or annuitize your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years

$285.00	$917.00	$1,641.00	$3,919.00

Income Segment Example – Current Guarantee Benefit Fee (for Contract applications signed prior to May 1, 2017). The Example below assumes that you invest $10,000 in the Income Segment of the Contract (and nothing in the Investment Segment) for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum Mortality and Expense Risk Charge, current Guarantee Benefit Fee of 0.95% of Covered Fund Value, and the maximum fees and expenses of any of the Portfolios in the Income Segment. In addition, this Example assumes no Transfers were made and no Premium Taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you retain your Contract, surrender your Contract, or annuitize your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years

$230.00	$744.00	$1,338.00	$3,236.00

Income Segment Example – Current Guarantee Benefit Fee (for Contract applications signed on or after May 1, 2017). The Example below assumes that you invest $10,000 in the Income Segment of the Contract (and nothing in the Investment Segment) for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum Mortality and Expense Risk Charge, current Guarantee Benefit Fee of 0.90% of Benefit Base, and the maximum fees and expenses of any of the Portfolios in the Income Segment. In addition, this Example assumes no Transfers were made and no Premium Taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you retain your Contract, surrender your Contract, or annuitize your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years

$225.00	$728.00	$1,310.00	$3,172.00

These Examples do not show the effect of Premium Taxes. Premium Taxes, if any, are deducted from Contract Value upon full surrender, death, or annuitization. These Examples also do not include any of the taxes or penalties you may be required to pay if you surrender your Contract.

The fee tables and example should not be considered a representation of past or future expenses and charges of the Sub-Accounts. Your actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the example is not an estimate or a guarantee of future investment performance. See “Charges and Deductions” below.

Condensed Financial Information

Attached as Appendix A is a table showing selected information concerning Accumulation Units for each Sub-Account. An Accumulation Unit is the unit of measure that we use to calculate the value of your interest in a Sub-Account. The Accumulation Unit values reflect the deduction of the Mortality and Expense Risk Charge but not the Guarantee Benefit Fee, if applicable, which is deducted from the Covered Fund Value. The information in the table is derived from audited financial statements of the Series Account. To obtain a more complete picture of each Sub-Account’s finances and performance, you should also review the Series Account’s financial statements, which are in the Statement of Additional Information.

Summary

The Schwab Advisor Choice Variable Annuity allows you to accumulate assets on a tax-deferred basis by investing in a variety of variable investment options (the Sub-Accounts). The performance of your Annuity Account Value will vary with the investment performance of the Portfolios corresponding to the Sub-Accounts you select. You bear the entire investment risk for all amounts invested in them. Depending on the performance of the Sub-Accounts you select, your Annuity Account Value could be less than the total amount of your Contributions.

When you purchase the Contract, you have the option of allocating Contributions to the Sub-Accounts available in the Investment Segment (relating to the base Contract), to the Covered Fund in the Income Segment (relating to the GLWB Rider), or both. If you exercise the Income Segment option, the GLWB Rider will provide you with a guaranteed lifetime withdrawal benefit, provided all conditions, described below, are met.

How to contact the Retirement Resource Operations Center

Retirement Resource Operations Center

P.O. Box 173920

Denver, CO 80217-3920

(800) 838-0650

How to Invest

We refer to amounts you invest in the Contract as “Contributions.” The minimum initial Contribution is $5,000. Additional Contributions to the Investment Segment can be made at any time before you begin receiving annuity payments.

The minimum subsequent Contribution is $500 (or $100 if investing via an Automatic Bank Draft Plan, if available). However, total Contributions may not exceed $1,000,000 without prior approval from Great-West. We reserve the right to lower the minimum Contribution or accept larger maximum total Contributions. We also reserve the right to cease accepting Contributions at any time for any reason.

You may purchase the Schwab Advisor Choice Variable Annuity through an exchange of another insurance contract.

Sales and Surrender Charges.

There are no sales, redemption, surrender, or withdrawal charges under the Schwab Advisor Choice Variable Annuity.

Right of Cancellation Period

After you receive your Contract, you may examine it for 10 days during which time you may cancel your Contract as described in more detail in this Prospectus. The money you contribute to the Contract will be invested at your direction. If you purchase the Contract as a replacement of an existing life insurance or annuity contract, your right of cancellation period will be extended to 60 days.

Guaranteed Lifetime Withdrawal Benefit Rider Option

For applications signed before May 1, 2017, the Contract offers a Guaranteed Lifetime Withdrawal Benefit Rider option which calculates the Guarantee Benefit Fee as a percentage of the Covered Fund Value. For applications signed on or after May 1, 2017, the Contract offers a Guaranteed Lifetime Withdrawal Benefit Rider option which calculates the Guarantee Benefit Fee as a percentage of the Benefit Base.

Provided all conditions are met, the GLWB Rider provides an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a fixed schedule that varies the GAW% with the age of the Covered Person(s).

Effective May 1, 2017, the GAW% and Joint GAW% applicable to you are disclosed in the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract (and satisfied other terms described in this paragraph). In order to receive the disclosed GAW% or Joint GAW%, your application must be signed after the date stated in the Rate Sheet Supplement, your application must be received by us within 10 days of signing, and your initial Contribution must be received by us within 30 days of receipt of your application. If these terms are met, the disclosed rates will apply to your Contract and cannot be changed. Terms reflected in Rate Sheet Supplements that were not in effect at such time will not apply to your Contract. The terms of a Rate Sheet Supplement (including the GAW%s and Joint GAW%s) with no specified end date may not be amended unless we provide a minimum of 10 business days prior notice.

The current and any proposed Rate Sheet Supplements may be found on the SEC’s website (www.sec.gov) by searching with File Number 333-194100. You may contact us at the Retirement Resource Operations Center for a Rate Sheet Supplement applicable to your Contract. As available, historical GAW%s and Joint GAW%s reflected in Rate Sheet Supplements may be found in the Statement of Additional Information, as well as on the SEC’s website (www.sec.gov) by searching with File Number 333-194100. For the GAW% and Joint GAW% applicable to applications signed prior to May 1, 2017, please see “Guaranteed Lifetime Withdrawal Benefit,” below. For the GAW% and Joint GAW% applicable to applications signed on or after May 1, 2017, please refer to the Rate Sheet Supplement attached to your prospectus.

All guarantees are subject to the claims paying ability of Great-West.

Payout Options

The Schwab Advisor Choice Variable Annuity offers three payout options: (1) periodic withdrawals; (2) variable annuity payouts; or (3) a single, lump-sum payment.

Prior to the Annuity Commencement Date, you can withdraw all or a part of your Annuity Account Value. There are no surrender or withdrawal charges. Certain withdrawals will normally be subject to federal income tax and may also be subject to a federal penalty tax. You may also pay a Premium Tax upon a withdrawal.

Death Benefit

If the Owner dies before the Annuity Commencement Date, we will pay the Death Benefit to your Beneficiary. If the Owner dies before the entire value of the Contract is distributed, we will distribute the remaining value according to the rules outlined in the “Death Benefit” section below.

The amount distributed to your Beneficiary will depend on the Death Benefit option you select. We offer two Death Benefit options. For Option 1, the Owner, Annuitant, and Contingent Annuitant each must be age 85 or younger at the time the Contract is issued. Option 1 provides for the payment of your Annuity Account Value minus any Premium Tax. For Option 2, the Owner, Annuitant, and Contingent Annuitant each must be age 80 or younger at the time the Contract is issued. Option 2 provides for the payment of the greater of (1) your Annuity Account Value, minus any Premium Tax or (2) the sum of all Contributions, minus the impact of partial withdrawals, periodic withdrawals, surrenders, and Premium Tax, if any. If you select Death Benefit Option 1, your Mortality and Expense Risk Charge will be 0.49%. If you choose Death Benefit Option 2, this charge will be 0.69%.

This summary highlights some of the more significant aspects of the Schwab Advisor Choice Variable Annuity. You’ll find more detailed information about these topics throughout the Prospectus and in your Contract. Please keep them both for future reference.

Great-West Life & Annuity Insurance Company of New York

Great-West (formerly known as First Great-West Life & Annuity Insurance Company, and prior to that as Canada Life Insurance Company of New York (“CLNY”)) is a stock life insurance company incorporated under the laws of the State of New York on June 7, 1971. We operate in two business segments: (1) employee benefits (life, health, and 401(k) products for group clients); and (2) financial services (savings products for both public and non-profit employers and individuals, and life insurance products for individuals and businesses). We are licensed to do business in New York and our Home Office is located at 489 Fifth Ave., 28th Floor, New York, New York 10017.

We are a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”), a life insurance company domiciled in Colorado. GWL&A is a wholly-owned subsidiary of GWL&A Financial Inc. (“GWL&A Financial”), a Delaware holding company. GWL&A Financial is an indirect wholly-owned subsidiary of Great-West Lifeco, Inc. (“Lifeco”), a Canadian holding company. Lifeco is a subsidiary of Power Financial Corporation (“Power Financial”), a Canadian holding company with substantial interests in the financial services industry. Power Financial is a subsidiary of Power Corporation of Canada (“Power Corporation”), a Canadian holding and management company. Through a group of private holding companies, The Desmarais Family Residuary Trust, which was created on October 8, 2013 under the Last Will and Testament of Paul G. Desmarais, has voting control of Power Corporation of Canada.

Effective December 31, 2005, First Great-West Life & Annuity Insurance Company (“First Great-West”), a stock life insurance company incorporated under the laws of the State of New York on April 9, 1996, was merged with and into CLNY. Upon the merger, CLNY became the surviving entity under New York corporate law and was renamed to First Great-West Life & Annuity Insurance Company. As the surviving corporation in the merger, CLNY assumed legal ownership of all of the assets of First Great-West, including the Series Account, and it became directly liable for First Great-West’s liabilities and obligations, including those with respect to other variable annuity contracts supported by the Series Account. Effective September 24, 2012, First Great-West Life & Annuity Insurance Company was then renamed to Great-West Life & Annuity Insurance Company of New York.

Any payments we are required to make to you under the GLWB Rider will depend on our long-term ability to make such payments. We will make all payments under the GLWB Rider in the GLWB Settlement Phase from our general account, which is not insulated from the claims of our third party creditors. Therefore, your receipt of payments from us is subject to our financial strength and claims paying ability. The Covered Fund does not make payments under the GLWB Rider.

The Series Account

The Series Account is registered with the SEC under the 1940 Act as a unit investment trust. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Series Account.

The Series Account was established in accordance with New York laws on January 15, 1997.

We own the assets of the Series Account. The income, gains, or losses, realized or unrealized, from assets allocated to the Series Account are credited to or charged against the Series Account without regard to our other income, gains, or losses.

We will at all times maintain assets in the Series Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts participating in the Series Account. Those assets may not be charged with our liabilities from our other business. Our obligations under the Contracts are, however, our general corporate obligations.

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including Series Account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability, may include dividends received, deductions, and foreign tax credits, which can be material. We do not pass these benefits through to the Series Account or our other separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the Series Account receives; and (ii) under applicable income tax law, Owners are not the owners of the assets generating the benefits.

The Series Account is divided into several Sub-Accounts. Each Sub-Account invests exclusively in shares of a corresponding investment Portfolio of a registered investment company (commonly known as a mutual fund). We may in the future add new Sub-Accounts or delete existing Sub-Accounts. The income, gains, or losses, realized or unrealized, from assets allocated to each Sub-Account are credited to, or charged against, that Sub-Account without regard to the other income, gains, or losses of the other Sub-Accounts. All amounts allocated to a Sub-Account will be fully invested in Portfolio shares.

We hold the assets of the Series Account. We keep those assets physically segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Portfolios.

The Portfolios

The Contract offers a number of investment options, corresponding to the Sub-Accounts. Each Sub-Account invests in a single Portfolio. Each Portfolio is a separate mutual fund registered under the 1940 Act. More comprehensive information, including a discussion of potential risks, is found in the current prospectuses for the Portfolios. You should read the Portfolios’ prospectuses in connection with this Prospectus. You may obtain a copy of the Portfolios’ prospectuses without charge by Request. If you received a summary prospectus for a Portfolio, please follow the directions on the first page of the summary prospectus to obtain a copy of that Portfolio’s prospectus.

Each Portfolio:

•	holds its assets separately from the assets of the other Portfolios,
•	has its own distinct investment objectives and policies, and
•	operates as a separate investment fund.

The income, gains and losses of one Portfolio generally have no effect on the investment performance of any other Portfolio.

The Portfolios are not available to the general public directly. The Portfolios are only available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the Portfolios have been established by investment advisers that manage publicly available mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact be modeled after publicly available mutual funds, you should understand that the Portfolios are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and any corresponding Portfolios may differ. The investment objectives of the Portfolios available under the Investment Segment are briefly described below followed by the investment objective of the Covered Fund available under the Income Segment:

The Alger Portfolios – advised by Fred Alger Management, Inc.

Alger Capital Appreciation Portfolio – Class I-2 Shares seeks long-term capital appreciation.

Alger Large Cap Growth Portfolio – Class I-2 Shares seeks long-term capital appreciation.

Alger Mid Cap Growth Portfolio – Class I-2 Shares* seeks long-term capital appreciation.

AllianceBernstein Variable Products Series Fund, Inc. – advised by AllianceBernstein, L.P.

AB VPS Growth and Income Portfolio – Class A Shares seeks long-term growth of capital.

AB VPS Growth Portfolio – Class A Shares seeks to provide long-term growth of capital.

AB VPS International Growth Portfolio – Class A Shares* seeks long-term growth of capital.

AB VPS Real Estate Investment Portfolio – Class A Shares seeks total return from long-term growth of capital and income.

AB VPS Small/Mid Cap Value Portfolio – Class A Shares seeks long-term growth of capital.

ALPS Variable Investment Trust – advised by ALPS Advisors, Inc.

ALPS/ Red Rocks Listed Private Equity Portfolio – Class I Shares seeks to maximize total return, which consists of appreciation on its investments and a variable income stream.

American Century Investments Variable Portfolios, Inc. – advised by American Century Investment Management, Inc.

American Century Investments VP Balanced Fund – Class I Shares seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.

American Century Investments VP Income & Growth Fund – Class I Shares seeks capital growth by investing in common stocks.

American Century Investments VP International Fund – Class I Shares seeks capital growth.

American Century Investments VP Mid Cap Value Fund – Class II Shares seeks long-term capital growth. Income is a secondary objective.

American Century Investments VP Value Fund – Class I Shares seeks long-term capital growth. Income is a secondary objective.

American Funds Insurance Series – advised by Capital Research and Management Company.

American Funds IS® Global Growth Fund – Class 1 Shares seeks to provide long-term growth of capital.

American Funds IS® International Fund – Class 2 Shares seeks to provide long-term growth of capital.

American Funds IS® New World Fund – Class 2 Shares seeks long term capital appreciation.

BlackRock Variable Series Funds, Inc. – advised by BlackRock Advisors, LLC.

BlackRock Global Allocation V.I. Fund – Class I Shares seeks high total investment return.

ClearBridge Investments – advised by Legg Mason Partners Fund Advisor, LLC.

ClearBridge Variable Mid Cap Portfolio – Class I Shares seeks long-term growth of capital.

ClearBridge Variable Small Cap Growth Portfolio – Class I Shares seeks long-term growth of capital.

Columbia Funds – advised by Columbia Management Investment Advisors, LLC.

Columbia Variable Portfolio – Large Cap Growth Fund – Class 2 Shares seeks to provide shareholders with long-term capital growth.

Columbia Variable Portfolio – Seligman Global Technology Fund – Class 2 Shares seeks to provide shareholders with long-term capital appreciation.

Columbia Variable Portfolio – Small Cap Value Fund – Class 2 Shares* seeks long-term capital appreciation.

Delaware VIP Trust – The Series is managed by Delaware Management Company.

Delaware VIP Emerging Markets Series – Standard Class Shares seeks long-term capital appreciation.

Delaware VIP Small Cap Value Series – Standard Class Shares seeks capital appreciation.

Delaware VIP Smid Cap Core Series – Standard Class Shares (formerly Delaware VIP Smid Cap Growth Series) seeks long-term capital appreciation.

Delaware VIP Value Series – Standard Class Shares seeks long-term capital appreciation.

Deutsche Variable Series I – advised by Deutsche Investment Management Americas, Inc.

Deutsche Capital Growth VIP – Class A Shares seeks to provide long-term growth of capital.

Deutsche Core Equity VIP – Class A Shares seeks long-term growth of capital, current income, and growth of income.

Deutsche Global Small Cap VIP – Class A Shares seeks above-average capital appreciation over the long term.

Deutsche Variable Series II – advised by Deutsche Investment Management Americas, Inc.

Deutsche CROCI® U.S. VIP. – Class A Shares* (formerly Deutsche Large Cap Value VIP) seeks to achieve a high rate of total return.

Deutsche Small Mid Cap Growth VIP – Class A Shares seeks long-term capital appreciation.

Deutsche Small Mid Cap Value VIP – Class A Shares* seeks long-term capital appreciation.

Deutsche Investments VIT Funds – advised by Deutsche Investment Management, Inc.

Deutsche Small Cap Index VIP – Class A Shares seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.

DFA Investment Dimensions Group Inc. – advised by Dimensional Fund Advisors LP.

DFA VA U.S. Targeted Value Portfolio seeks to achieve long-term capital appreciation.

Dreyfus Investment Portfolios – advised by The Dreyfus Corporation.

Dreyfus Investment Portfolios MidCap Stock Portfolio – Initial Shares seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor’s MidCap 400® Index (S&P 400 Index), and if such fees and/or charges were included, the fees and expenses would be higher.

Dreyfus Variable Investment Fund – advised by The Dreyfus Corporation.

Dreyfus Variable Investment Fund Appreciation Portfolio – Initial Shares* seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.

Dreyfus Variable Investment Fund Growth and Income Portfolio – Initial Shares seeks long-term capital growth, current income and growth of income consistent with reasonable investment risk.

Federated Insurance Series – advised by Federated Investment Management Company.

Federated Fund for U.S. Government Securities II seeks to provide current income.

Franklin Templeton Variable Insurance Products Trust

Franklin Small Cap Value VIP Fund – Class 2 Shares seeks long-term total return. Advised by Franklin Advisory Services, LLC.

Templeton Foreign VIP Fund – Class 2 Shares seeks long-term capital growth. Advised by Templeton Investment Counsel, LLC.

Templeton Global Bond VIP Fund – Class 2 Shares seeks high current income, consistent with preservation of capital. Capital appreciation is a secondary consideration. Advised by Franklin Advisors, Inc.

Goldman Sachs Variable Insurance Trust – advised by Goldman Sachs Asset Management, L.P.

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Service Shares seeks long-term growth of capital.

Great-West Funds, Inc. – advised by Great-West Capital Management, LLC.

Great-West Ariel Mid Cap Value Fund – Investor Class seeks long-term capital appreciation.

Great-West Goldman Sachs Mid Cap Value Fund – Investor Class seeks long-term growth of capital.

Great-West Invesco Small Cap Value Fund – Investor Class seeks long-term growth of capital.

Great-West Loomis Sayles Bond Fund – Investor Class seeks high total investment return through a combination of current income and capital appreciation.

Great-West T. Rowe Price Mid Cap Growth Fund – Investor Class seeks long-term capital appreciation.

Invesco Variable Insurance Funds – advised by Invesco Advisers, Inc.

Invesco V.I. Comstock Fund – Series I Shares seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

Invesco V.I. Growth and Income Fund – Series I Shares seeks long-term growth of capital and income.

Invesco V.I. High Yield Fund – Series I Shares seeks total return, comprised of current income and capital appreciation.

Invesco V.I. International Growth Fund – Series I Shares seeks long-term growth of capital.

Invesco V.I. Mid Cap Core Equity Fund – Series I Shares* seeks long-term growth of capital.

Invesco V.I. Small Cap Equity Fund – Series I Shares seeks long-term growth of capital.

Invesco V.I. Technology Fund – Series I Shares* seeks long-term growth of capital.

Ivy Funds – advised by Ivy Investment Management Company.

Ivy VIP International Core Equity seeks to provide capital growth and appreciation.

Janus Aspen Series – advised by Janus Capital Management LLC. Effective on or about June 2, 2017, this series will be renamed the Janus Henderson Series.

Janus Aspen Balanced Portfolio – Institutional Shares seeks long-term capital growth, consistent with preservation of capital and balanced by current income. Effective on or about June 2, 2017, this Portfolio will be renamed the Janus Henderson Balanced Portfolio.

Janus Aspen Flexible Bond Portfolio – Institutional Shares seeks to obtain maximum total return, consistent with preservation of capital. Effective on or about June 2, 2017, this Portfolio will be renamed the Janus Henderson Flexible Bond Portfolio.

Janus Aspen Global Research Portfolio – Institutional Shares seeks long-term growth of capital. Effective on or about June 2, 2017, this Portfolio will be renamed the Janus Henderson Global Research Portfolio.

Janus Aspen Global Technology Portfolio – Institutional Shares seeks long-term growth of capital. Effective on or about June 2, 2017, this Portfolio will be renamed the Janus Henderson Global Technology Portfolio.

JPMorgan Insurance Trust – advised by advised by J.P. Morgan Investment Management Inc.

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio – Class 1 Shares seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations. (effective on or about May 19, 2017, this fund will be liquidated)

JPMorgan Insurance Trust Small Cap Core Portfolio – Class 1 Shares seeks capital growth over the long term.

Lazard Retirement Series – advised by Lazard Asset Management, LLC.

Lazard Retirement Emerging Markets Equity Series Portfolio – Service Shares seeks long term capital appreciation.

Lincoln Variable Insurance Products Trust – advised by Lincoln Investment Advisors Corporation.

LVIP Baron Growth Opportunities Fund – Service Class Shares seeks capital appreciation through long-term investments in securities of small and mid-sized companies with undervalued assets or favorable growth prospects.

MFS® Variable Insurance Trust – advised by Massachusetts Financial Services Company.

MFS® VIT Utilities Series – Service Class Shares seeks total return.

MFS® Variable Insurance Trust II – advised by Massachusetts Financial Services Company.

MFS® VIT II International Value Portfolio – Service Class Shares seeks capital appreciation.

MFS® Variable Insurance Trust III – advised by Massachusetts Financial Services Company.

MFS® VIT III Mid Cap Value Portfolio – Initial Class Shares seeks capital appreciation.

Nationwide Variable Insurance Trust – advised by Nationwide Fund Advisors.

NVIT Mid Cap Index Fund – Class II Shares seeks capital appreciation.

Neuberger Berman Advisers Management Trust – advised by Neuberger Berman Investment Advisers LLC.

Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio – Class S Shares seeks growth of capital.

Neuberger Berman AMT Socially Responsive Portfolio – Class S Shares seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.

Oppenheimer Variable Account Funds – advised by OFI Global Asset Management, Inc.

Oppenheimer Global Fund/VA – Non-Service Shares seeks capital appreciation.

Oppenheimer International Growth Fund/VA – Non-Service Shares seeks capital appreciation.

Oppenheimer Main Street Small Cap Fund®/VA – Non-Service Shares seeks capital appreciation.

PIMCO Variable Insurance Trust – advised by Pacific Investment Management Company, LLC.

PIMCO VIT CommodityRealReturn® Strategy Portfolio – Administrative Class Shares seeks maximum real return, consistent with prudent investment management.

PIMCO VIT Emerging Markets Bond Portfolio – Administrative Class Shares seeks maximum real return, consistent with prudent investment management.

PIMCO VIT High Yield Portfolio – Administrative Class Shares seeks maximum total return, consistent with preservation of capital and prudent investment management.

PIMCO VIT Low Duration Portfolio – Administrative Class Shares seeks maximum total return, consistent with preservation of capital and prudent investment management.

PIMCO VIT Real Return Portfolio – Administrative Class Shares seeks maximum real return, consistent with preservation of real capital and prudent investment management.

PIMCO VIT Total Return Portfolio – Administrative Class Shares seeks maximum total return, consistent with preservation of capital and prudent investment management.

Pioneer Variable Contracts Trust – advised by Pioneer Investment Management, Inc.

Pioneer Fund VCT Portfolio – Class I Shares seeks reasonable income and capital growth.

Pioneer Mid Cap Value VCT Portfolio – Class II Shares* seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.

Pioneer Select Mid Cap Growth VCT Portfolio – Class I Shares seeks long term capital growth.

The Prudential Series Fund – managed by Prudential Investments LLC.

Prudential Series Fund Equity Portfolio – Class II Shares* seeks long term growth of capital.

Prudential Series Fund Natural Resources Portfolio – Class II Shares* seeks long-term growth of capital.

Putnam Variable Trust – advised by Putnam Investment Management, LLC.

Putnam VT American Government Income Fund – Class IB Shares seeks high current income with preservation of capital as its secondary objective.

Putnam VT Equity Income Fund – Class IB Shares seeks capital growth and current income.

Putnam VT Global Asset Allocation Fund – Class IA Shares seeks long-term return consistent with preservation of capital.

Putnam VT Global Health Care Fund – Class IB Shares seeks capital appreciation.

Putnam VT Income Fund – Class IA Shares seeks high current income consistent with what Putnam Investment Management, LLC believes to be prudent risk.

Putnam VT International Equity Fund – Class IA Shares seeks capital appreciation.

Putnam VT International Value Fund – Class IA Shares seeks capital growth. Current income is a secondary objective.

Putnam VT Investors Fund – Class IA Shares seeks long-term growth of capital and any increased income that results from this growth.

Royce Capital Fund – advised by Royce & Associates, LP.

Royce Capital Fund – Small-Cap Portfolio – Service Class Shares* seeks long-term growth of capital.

Schwab Annuity Portfolios – advised by Charles Schwab Investment Management, Inc.

Schwab Government Money Market Portfolio™ (formerly Schwab Money Market Portfolio) seeks the highest current income consistent with stability of capital and liquidity by investing in U.S. government securities, such as: U.S. Treasury bills and notes; other obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not fully guaranteed by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac and the Federal Home Loan Banks; repurchase agreements that are collateralized fully by cash and/or U.S. government securities; and obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities. This Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Schwab S&P 500 Index Portfolio seeks to track the total return of the S&P 500® Index.

Schwab VIT Balanced PortfolioTM seeks long-term capital appreciation and income.

Schwab VIT Balanced with Growth PortfolioTM seeks long-term capital appreciation and income.

Schwab VIT Growth PortfolioTM seeks long-term capital appreciation.

Sentinel Variable Products Trust – advised by Sentinel Asset Management, Inc.

Sentinel Variable Products Bond Fund seeks high current income while seeking to control risk

Sentinel Variable Products Common Stock Fund seeks a combination of growth of capital, current income, growth of income and relatively low risk as compared with the stock market as a whole.

Sentinel Variable Products Small Company Fund seeks growth of capital.

T. Rowe Price Variable Insurance Portfolio – advised by T. Rowe Price Associates, Inc.

T. Rowe Price Health Sciences Portfolio seeks long-term capital appreciation.

Touchstone Variable Series Trust – advised by Touchstone Advisors, Inc.

Touchstone VST Focused Fund seeks to provide investors with capital appreciation.

VanEck VIP Trust – advised by Van Eck Associates Corporation.

VanEck VIP Global Hard Assets Fund – Class S Shares seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

VanEck VIP Unconstrained Emerging Markets Bond Fund – Initial Class Shares* seeks high total return – income plus capital appreciation – by investing globally, primarily in a variety of debt securities.

Vanguard Variable Insurance Funds

Vanguard VIF Capital Growth Portfolio seeks to provide long-term capital appreciation. Advised by PRIMECAP Management Company.

Vanguard VIF Diversified Value Portfolio seeks to provide long-term capital appreciation and income. Advised by Barrow, Hanley, Mewhinney & Strauss, LLC.

Vanguard VIF Mid-Cap Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks. Advised by the Vanguard Group, Inc.

Vanguard VIF REIT Index Portfolio seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs. Advised by the Vanguard Group, Inc.

Vanguard VIF Small Company Growth Portfolio seeks to provide long-term capital appreciation. Advised by Arrowpoint Asset Management, LLC, Granahan Investment Management, Inc and the Vanguard Group, Inc.

Wells Fargo Advantage Funds – advised by Wells Fargo Funds Management, LLC.

Wells Fargo VT Discovery Fund – Class 2 Shares seeks long-term capital appreciation.

Wells Fargo VT Opportunity Fund – Class 2 Shares seeks long-term capital appreciation.

* The Sub-Account investing in this Portfolio is closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

The investment objectives of the Covered Fund available under the Income Segment are briefly described below and discussed in more detail below under “Guaranteed Lifetime Withdrawal Benefit.” The Contract currently offers only one Covered Fund; however, Great-West may make additional Covered Funds available to Contract Owners in the future.

Great-West Funds, Inc. – advised by Great-West Capital Management, LLC.

Great-West SecureFoundation® Balanced Fund – Investor Class seeks long-term capital appreciation and income.

Meeting Investment Objectives

Meeting investment objectives depends on various factors, including, but not limited to, how well the Portfolio managers anticipate changing economic and market conditions. There is no guarantee that any of these Portfolios will achieve their stated objectives.

Where to Find More Information About the Portfolios

Additional information about the investment objectives and policies of all the Portfolios and the investment advisory and administrative services and charges can be found in the current prospectuses of the Portfolios, which can be obtained from the Retirement Resource Operations Center. You may also visit schwaballiance.retirementpartner.com.

You should read the Portfolios’ prospectuses carefully before making any decision concerning the allocation of Contributions to, or Transfers among, the Sub-Accounts.

Addition, Deletion or Substitution of Sub-Accounts

Great-West selects the Portfolios offered though the Contract based on several criteria, including but not limited to asset class coverage, brand recognition, the reputation and tenure of the adviser or sub-adviser, expenses, performance, marketing, availability, investment conditions, and the qualifications of each investment company. Another factor we consider is whether the Portfolio or an affiliate of the Portfolio will compensate Great-West for providing certain administrative, marketing, or support services that would otherwise be provided by the Portfolio, its investment adviser, or its distributor. For more information on such compensation, see “Distribution of the Contracts,” below. When we develop and offer a variable annuity product in cooperation with a fund family or a distributor, Great-West will generally include Portfolios based on recommendations made by the fund family or the distributor, whose selection criteria may differ from our own. We have selected Portfolios of the Great-West Funds at least in part because they are managed by our directly owned subsidiary.

Great-West does not control the Portfolios and cannot guarantee that any of the Portfolios will always be available for allocation of Contributions or Transfers. We retain the right to make changes in the Series Account and in its investments, including the right to establish new Sub-Accounts or to eliminate existing Sub-Accounts.

Great-West periodically reviews each Portfolio and reserves the right to discontinue the offering of any Portfolio if we determine the Portfolio no longer meets one or more of the criteria, or if the Portfolio has not attracted significant allocations. If a Portfolio is discontinued, we may substitute shares of another Portfolio or shares of another investment company for the discontinued Portfolio’s shares. Any share substitution will comply with the requirements of the 1940 Act. If you are contributing to a Sub-Account corresponding to a Portfolio that is being discontinued, you will be given notice prior to the Portfolio’s elimination. Before a Sub-Account is eliminated, we will notify you and request that you reallocate the amounts invested in the Sub-Account to be eliminated.

Application and Initial Contributions

The first step to purchasing the Schwab Advisor Choice Variable Annuity is to complete your Contract application and submit it with your initial minimum Contribution of $5,000. You can make initial Contributions by check (payable to Great-West), by transferring amounts from an eligible brokerage account or by other methods approved by Great-West. You also may purchase the Contract through an exchange provided that the contract you are exchanging for the Schwab Advisor Choice Variable Annuity has a cash value of at least $5,000.

The Contract application and any initial Contributions made by check will be processed by the Retirement Resource Operations Center.

If your application is complete, your Contract will be issued and your Contribution will be credited within two Business Days after receipt by Great-West. Acceptance is subject to sufficient information in a form acceptable to us. We reserve the right to reject any application or Contribution.

If your application is incomplete, you will be contacted by telephone or email to obtain the required information. If the information necessary to complete your application is not received within five Business Days, we will return to you both your check and the application. If you provide consent we will retain the initial Contribution and credit it as soon as we have completed your application.

Right of Cancellation Period

During the ten day right of cancellation period, you may cancel your Contract. If you purchased your Contract as a replacement of an existing contract, the right of cancellation period is extended to 60 days from the date you received it. If you exercise your right of cancellation, you must return the Contract to the Retirement Resource Operations Center or an agent of Great-West. Contracts returned during the right of cancellation period will be void from the start and we will return the Annuity Account Value plus fees and charges as of the Transaction Date the Request for cancellation is received.

Initial Contributions will be allocated to the Sub-Accounts you select in your application. During the right of cancellation period, the Owner may change the Sub-Account allocations as well as the allocation percentages. If you exercise your right of cancellation, we will refund your Annuity Account Value plus any charges and fees as of the Transaction Date the Request for cancellation is received. This amount may be higher or lower than your Contributions depending on the investment performance, which means you bear the risk until we receive your Contract and Request for cancellation.

Subsequent Contributions

Once your application is complete and we have received your initial Contribution, you can make subsequent Contributions to the Investment Segment at any time prior to the Annuity Commencement Date, as long as the Annuitant is living. Additional Contributions must be at least $500; or, $100 if made via an Automatic Bank Draft Plan, if available. Total Contributions may exceed $1,000,000 only with our prior approval.

You can make subsequent Contributions by check, Automatic Bank Draft Plan, if available, transfers from your brokerage account or other method approved by Great-West. If you make subsequent Contributions by check, your check should be payable to Great-West.

We will allocate the subsequent Contributions to the Sub-Accounts selected by you and in the proportion Requested by you. If there are no accompanying instructions, Sub-Account allocations will be made in accordance with standing instructions. Allocations will be effective upon the Transaction Date.

You will receive a confirmation of each Contribution you make upon its acceptance. Subsequent Contributions are credited the day they are received in the Retirement Resource Operations Center at Great-West if they are received on a Business Day. Subsequent Contributions received on non-Business Days will be credited the next Business Day.

If you cancel a purchase payment or if your check is returned due to insufficient funds, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the canceled purchase. We reserve the right to refrain from allocating Contributions to your selected Sub-Accounts until your bank notifies us that your check has cleared.

Great-West reserves the right to modify the limitations set forth in this section.

Annuity Account Value

Before the Annuity Commencement Date, the value of your Contract is the Annuity Account Value, which, before your Annuity Commencement Date, is the total dollar amount of all Accumulation Units credited to you for each Sub-Account. Initially, the value of each Accumulation Unit was set at $10.00.

Each Sub-Account’s value prior to the Payout Election Date is equal to:

•	net Contributions allocated to the corresponding Sub-Account;
•	plus or minus any increase or decrease in the value of the assets of the Sub-Account due to investment results;
•	minus the daily M&E Charge and/or quarterly Guarantee Benefit Fee; and
•	minus any withdrawals or Transfers from the Sub-Account.

The value of a Sub-Account’s assets is determined at the end of each day that the New York Stock Exchange is open for regular business (a valuation date). A valuation period is the period between successive valuation dates. It begins at the close of the New York Stock Exchange (generally 4:00 p.m. ET) on each valuation date and ends at the close of the New York Stock Exchange on the next succeeding valuation date.

The Annuity Account Value is expected to change from valuation period to valuation period, reflecting the investment experience of the selected Sub-Account(s), as well as the deductions for applicable charges. The Guarantee Benefit Fee is deducted from Covered Fund Value by means of the cancellation of Accumulation Units and is not part of the Accumulation Unit value calculations.

Upon allocating Contributions to a Sub-Account you will be credited with variable Accumulation Units in that Sub-Account. The number of Accumulation Units you will be credited is determined by dividing the portion of each Contribution allocated to the Sub-Account by the value of an Accumulation Unit. The value of the Accumulation Unit is determined and credited at the end of the valuation period during which the Contribution was received.

Each Sub-Account’s Accumulation Unit value is established at the end of each valuation period. It is calculated by multiplying the value of that unit at the end of the prior valuation period by the Sub-Account’s Net Investment Factor for the valuation period. The formula used to calculate the Net Investment Factor is the same for the Investment Segment and Income Segment, as discussed in Appendix B.

Transfers

While your Contract is in force, and subject to the terms of the GLWB Rider, if applicable, you may Transfer all or part of your Annuity Account Value among and between the Sub-Accounts by telephone, in writing by sending a Request to the Retirement Resource Operations Center or through the Internet at schwaballiance.retirementpartner.com. Incoming Transfers to closed Sub-Accounts are not permitted; Transfers are permitted after Annuity Payouts from the Investment Segment have begun.

Your Request must specify:

•	the amounts being Transferred,
•	the Sub-Account(s) from which the Transfer is to be made, and
•	the Sub-Account(s) that will receive the Transfer.

Currently, there is no limit on the number of Transfers you can make among the Sub-Accounts during any calendar year. However, we reserve the right to limit the number of Transfers you make. Also, there is currently no charge for Transfers. We reserve the right to impose such a charge in the future. If we choose to exercise these rights, we will notify you by sending you a supplement to this Prospectus, in accordance with all applicable regulations.

A Transfer generally will be effective on the date the Retirement Resource Operations Center receives the Request for Transfer if received before 4:00 p.m. ET on a Business Day. Any Transfer Request received after 4:00 p.m. ET becomes effective on the following Business Day. Under current tax law, there will not be any tax liability to you if you make a Transfer.

Transfers involving the Sub-Accounts will result in the purchase and/or cancellation of Accumulation Units having a total value equal to the dollar amount being transferred. The purchase and/or cancellation of such units is made using the value of the Sub-Accounts as of the end of the valuation date on which the Transfer is effective.

We reserve the right without prior notice to modify, restrict, suspend, or eliminate the Transfer privileges (including telephone and/or Internet Transfers) at any time.

At present, we do not impose minimums on amounts that must be transferred. However, we reserve the right to impose, from time to time, minimum dollar amounts that may be transferred from a Sub-Account.

We also reserve the right to impose, from time to time, minimum dollar amounts that must remain in a Sub-Account after giving effect to a Transfer from that Sub-Account. At present, we do not impose any such minimums.

Market Timing and Excessive Trading

The Contracts are intended for long-term investment and not for the purpose of market timing or excessive trading activity by anyone. Market timing activity may dilute the interests of Contract Owners in the underlying Portfolios. Market timing generally involves frequent or unusually large Transfers that are intended to take advantage of short-term fluctuations in the value of a Portfolio’s portfolio securities and the reflection of that change in the Portfolio’s share price. In addition, frequent or unusually large Transfers may harm performance by increasing Portfolio expenses and disrupting Portfolio management strategies. For example, excessive trading may result in forced liquidations of portfolio securities or cause the Portfolio to keep a relatively high cash position, resulting in increased brokerage costs and lost investment opportunities.

We maintain procedures designed to prevent or minimize market timing and excessive trading (collectively, “prohibited trading”) by Owners. As part of those procedures, certain of the Portfolios have instructed us to perform standardized trade monitoring, while other Portfolios perform their own monitoring and request reports of the Owner’s trading activity if prohibited trading is suspected. If an Owner’s trading activity is determined to constitute prohibited trading, as defined by the applicable Portfolio, Great-West will notify the Owner that a trading restriction will be implemented if the Owner does not cease the prohibited trading. Some Portfolios may require that trading restrictions be implemented immediately without warning, in which case we will notify the Owner of the restriction imposed by the Portfolio(s), as applicable.

If a Portfolio determines, or, for Portfolios for which we perform trade monitoring, we determine based on the applicable Portfolio’s definition of prohibited trading, that the Owner continues to engage in prohibited trading, we will restrict the Owner from making Transfers into the identified Portfolio(s) for the period of time specified by the

Portfolio(s). Restricted Owners will be permitted to make Transfers out of the identified Portfolio(s) to other available Portfolio(s). When the Portfolio’s restriction period has been met, the Owner will automatically be allowed to resume Transfers into the identified Portfolio(s).

For Portfolios that perform their own monitoring, the Series Account does not impose trading restrictions unless or until a Portfolio first detects and notifies us of prohibited trading activity. Accordingly, we cannot prevent all prohibited trading activity before it occurs, as it may not be possible to identify it unless and until a trading pattern is established. To the extent such Portfolios do not detect and notify us of prohibited trading or the trading restrictions we impose fail to curtail it, it is possible that a market timer may be able to make prohibited trading transactions with the result that the management of the Portfolios may be disrupted and the Owners may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the affected Portfolios.

We endeavor to ensure that our procedures are uniformly and consistently applied to all Owners, and we do not exempt any persons from these procedures. We do not enter into agreements with Owners whereby we permit prohibited trading. Subject to applicable state law and the terms of each Contract, we reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges (including telephone Transfers) at any time, to require that all Transfer Requests be made by you and not by your designee, and to require that each Transfer Request be made by a separate communication to us. We also reserve the right to require that each Transfer Request be submitted in writing and be signed by you.

The Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Portfolios should describe any policies and procedures relating to restricting prohibited trading. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage prohibited trading. For example, a Portfolio may impose a redemption fee. The Owner should also be aware that we are legally obligated to provide (at the Portfolios’ request) information about each amount you cause to be deposited into a Portfolio (including by way of premium payments and Transfers under your Contract) or removed from the Portfolio (including by way of withdrawals and Transfers under your Contract). If a Portfolio identifies you as having violated the Portfolio’s frequent trading policies and procedures, we are obligated, if the Portfolio requests, to restrict or prohibit any further deposits or exchanges by you in respect to that Portfolio. Under rules adopted by the SEC we are required to: (1) enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Owners and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or Transfers by specific Owners who violate the frequent trading policies established by the Portfolio. Accordingly, if you do not comply with any Portfolio’s frequent trading policies and procedures, you may be prohibited from directing any additional amounts into that Portfolio or directing any Transfers or other exchanges involving that Portfolio. You should review and comply with each Portfolio’s frequent trading policies and procedures, which are disclosed in the Portfolios’ current prospectuses.

We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on Owners engaging in prohibited trading. In addition, our orders to purchase shares of the Portfolios are generally subject to acceptance by the Portfolio, and in some cases a Portfolio may reject or reverse our purchase order. Therefore, we reserve the right to reject any Owner’s Transfer Request if our order to purchase shares of the Portfolio is not accepted by, or is reversed by, an applicable Portfolio.

You should note that other insurance companies and retirement plans may also invest in the Portfolios and that those companies or plans may or may not have their own policies and procedures on frequent Transfers. You should also know that the purchase and redemption orders received by the Portfolios generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. Omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan Owners and/or individual Owners of variable insurance contracts. The nature of such orders may limit the Portfolios’ ability to apply their respective frequent trading policies and procedures. As a result, there is a risk that the Portfolios may not be able to detect potential prohibited trading activities in the omnibus orders they receive. We cannot guarantee that the Portfolios will not be harmed by Transfer activity relating to the retirement plans and/or other insurance companies that invest in the Portfolios. If the policies and procedures of other insurance companies or retirement plans fail to successfully discourage frequent Transfer activity, it may affect the value of your investments in the Portfolios. In addition, if a Portfolio believes that an omnibus order we submit may reflect one or more Transfer Requests from an Owner engaged in frequent Transfer activity, the Portfolio may reject the entire omnibus order and thereby interfere with our ability to satisfy your Request even if you have not made frequent Transfers. For Transfers into more than one investment option, we may reject or reverse the entire Transfer Request if any part of it is not accepted by or is reversed by a Portfolio.

Automatic Custom Transfers

Dollar Cost Averaging

You may arrange for systematic Transfers from any Sub-Account in the Investment Segment to any other open Sub-Account in either the Investment Segment or the Income Segment. These systematic Transfers may be used to Transfer values from a Sub-Account to other Sub-Accounts as part of a dollar cost averaging strategy. Dollar cost averaging allows you to buy more units when the price is low and fewer units when the price is high. Over time, your average cost per unit may be more or less than if you invested all your money at one time. However, dollar cost averaging does not assure a greater profit, or any profit, and will not prevent or necessarily alleviate losses in a declining market. There is no charge for participating in Dollar Cost Averaging.

You can set up automatic dollar cost averaging on a monthly, quarterly, semi-annual, or annual basis. Your Transfer will be initiated on the Transaction Date one frequency period following the date of the Request. For example, if you Request quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.

If there are insufficient funds in the applicable Sub-Account on the date your Transfer is scheduled, your Transfer will not be made. However, your dollar cost averaging Transfers will resume once there are sufficient funds in the applicable Sub-Account. Dollar cost averaging will terminate automatically when you start taking payouts from the Contract. Dollar cost averaging Transfers must meet the following conditions:

•      The minimum amount that can be Transferred out of the selected Sub-Account is $100.

•      You must: (1) specify the dollar amount to be Transferred, (2) designate the Sub-Account(s) to which the Transfer will be made, and (3) designate the percentage of the dollar amount to be allocated to each Sub-Account into which you are Transferring money. The Accumulation Unit values will be determined on the Transfer date.

How dollar cost averaging works:

Month	Contribution	Units Purchased	Price per Unit
Jan.	$250	10	$25.00
Feb.	250	12	20.83
Mar.	250	20	12.50
Apr.	250	20	12.50
May	250	15	16.67
June	250	12	20.83
Average market value per unit $18.06 Investor’s average cost per unit $16.85

In the chart above, if all units had been purchased at one time at the highest unit value of $25.00, only 60 units could have been purchased with $1,500. By contributing smaller amounts over time, dollar cost averaging allowed 89 units to be purchased with $1,500 at an average unit price of $16.85. This investor purchased 29 more units at $1.21 less per unit than the average market value per unit of $18.06.

You may not participate in dollar cost averaging and Rebalancer at the same time.

Great-West reserves the right to modify, suspend, or terminate dollar cost averaging at any time.

Rebalancer

Over time, variations in each Sub-Account’s investment results will change your Sub-Account allocation percentages. Rebalancer allows you to automatically reallocate your Investment Segment Account Value to maintain your desired Sub-Account allocation. (The Income Segment Account Value is not eligible for the Rebalancer.) Participation in Rebalancer does not assure a greater profit, or any profit, nor will it prevent or necessarily alleviate losses in a declining market. There is no charge for participating in Rebalancer and it is only available for assets held in the Investment Segment.

You can set up Rebalancer as a one-time Transfer or on a quarterly, semi-annual, or annual basis. If you select to rebalance only once, the Transfer will take place on the Transaction Date of the Request.

If you select to rebalance on a quarterly, semi-annual, or annual basis, the first Transfer will be initiated on the Transaction Date one frequency period following the date of the Request. For example, if you Request quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.

How Rebalancer works:

Suppose you purchased your annuity and you decided to allocate 60% of your initial Contribution to Sub-Accounts that invest in stocks; 30% to Sub-Accounts that invest in bonds and 10% to Sub-Accounts that invest in cash equivalents as in this pie chart:

Now assume that stock Portfolios outperform bond Portfolios and cash equivalents over a certain period of time. Over this period, the unequal performance may alter the Sub-Account allocation of the above hypothetical plan to look like this:

Rebalancer automatically reallocates your Annuity Account Value to maintain your desired Sub-Account allocation. In this example, the Sub-Account allocation would be reallocated back to 60% in Sub-Accounts that invest in stocks; 30% in Sub-Accounts that invest in bonds; 10% in Sub-Accounts that invest in cash equivalents.

On the Transaction Date for the specified Request, assets will be automatically reallocated to the Sub-Accounts you selected. The Rebalancer option will terminate automatically when you start taking payouts from the Contract.

Rebalancer Transfers must meet the following conditions:

•	Your entire Investment Segment Account Value must be included (except for Sub-Accounts that are closed to new Contributions and incoming Transfers).
•	You must specify the percentage of your Investment Segment Account Value that you wish allocated to each Sub-Account and the frequency of rebalancing. You may modify the allocations or stop the Rebalancer option at any time.
•	You may not participate in dollar cost averaging and Rebalancer at the same time.

Great-West reserves the right to modify, suspend, or terminate the Rebalancer option at any time.

Cash Withdrawals

You may withdraw all or part of your Annuity Account Value at any time during the life of the Annuitant and prior to the Annuity Commencement Date by submitting a withdrawal Request form to the Retirement Resource Operations Center or via the Internet at schwaballiance.retirementpartner.com; however, any withdrawals over $25,000 must be submitted in writing. Withdrawals are subject to the rules below and federal or state laws, rules, or regulations may also apply. The amount payable to you if you surrender your Contract is your Annuity Account Value, less any applicable Premium Tax. No withdrawals may be made from the Investment Segment after the Annuity Commencement Date. If you surrender your Contract, the GLWB Rider, if elected, will terminate.

If you Request a partial withdrawal, including a withdrawal to pay Consultant fees, your Annuity Account Value will be reduced by the partial withdrawal amount and the Death Benefit, if applicable, will be reduced on a proportionate basis measured as a percentage of the partial withdrawal against the current Annuity Account Value. For example, a partial withdrawal of 10% of the Annuity Account Value would reduce your Death Benefit by 10%.

Numerical Example

Sum of Contract and GLWB Rider (if applicable) Contributions = $50,000

Annuity Account Value = $40,000

Withdrawal amount = $4,000

New Annuity Account Value = $36,000

Return of Annuity Account Value Death Benefit (Death Benefit Option 1) = $36,000

Adjustment to Death Benefit = ($40,000 - $4,000)/$40,000 = 0.90

Guaranteed Minimum Death Benefit (Death Benefit Option 2) = $45,000 ($50,000 x 0.90)

Partial withdrawals are generally unlimited in frequency. However, you must specify the Sub-Account(s) from which the withdrawal is to be made. If you elect the GLWB Rider, withdrawals from the Income Segment could significantly reduce, or even eliminate, the value of the GLWB. Before you decide to take a partial withdrawal from the Income Segment, you should carefully consider the terms and conditions of the GLWB and the impact of any withdrawal on your Benefit Base. If you do not specify from which Sub-Accounts to take the withdrawal, we will take it from all of your Sub-Accounts in the Investment Segment in proportion to the Annuity Account Value you have in each Sub-Account of the Investment Segment. The minimum partial withdrawal is $500.

The following terms apply to withdrawals:

•      Partial withdrawals or surrenders from the Investment Segment are not permitted after the Annuity Commencement Date;

•      If a partial withdrawal is made within 30 days of the date annuity payouts are scheduled to begin, we may delay the Annuity Commencement Date by 30 days;

•      A partial withdrawal or a surrender will be effective upon the Transaction Date.

Withdrawal Requests submitted in writing must include your original signature. If your instructions are not clear, your Request will be denied and no surrender or partial withdrawal will be processed.

If we receive a Request for surrender or partial withdrawal, we may postpone any cash payment from the Annuity Account Value for no more than 7 days.

We may also delay payment for any of the following reasons:

(a)   any period during which the New York Stock Exchange is closed (other than customary weekend and holding closings) or trading on the New York Stock Exchange is restricted;

(b)   any period during which an emergency exists such that the disposal of or determination of the value of shares of the Portfolios is not reasonably practicable; or

(c)   any other period as the SEC may by order permit for the protection of security holders.

After a withdrawal of all of your Annuity Account Value, or at any time that your Annuity Account Value and Benefit Base are reduced to zero, all your rights under the Contract and GLWB Rider will terminate.

Tax consequences of withdrawals are detailed below, but you should consult a competent tax advisor prior to authorizing a withdrawal from your Annuity Account Value.

Withdrawals to Pay Consultant Fees

You may Request partial withdrawals from your Annuity Account Value and direct us to remit the amount withdrawn directly to your designated Consultant. A withdrawal Request for this purpose must meet the $100 minimum withdrawal requirements and comply with all terms and conditions applicable to partial withdrawals, as described above.

Because this is considered a withdrawal, deduction of the Consultant fee could significantly reduce your benefits under the Contract.

Withdrawals from the Covered Fund in the Income Segment to pay Consultant fees up to 1.5% annually of the Covered Fund Value will not be considered an Excess Withdrawal; withdrawals to pay Consultant fees will be considered an Excess Withdrawal to the extent they exceed 1.5% annually of the Covered Fund Value, which would reduce your Benefit Base and GAWs under a GLWB Rider. Withdrawals to pay Consultant fees may be taken from assets held in the Investment Segment or from other assets managed by your Consultant, if any, rather than from assets held in the Income Segment to avoid reducing your benefits under a GLWB Rider. A Consultant fee Excess Withdrawal that reduces the Annuity Account Value to zero will reduce the Benefit Base to zero, and all rights under the Contract and GLWB Rider will terminate. Tax consequences of withdrawals are detailed below, but you should consult a competent tax advisor prior to authorizing a withdrawal from your Annuity Account to pay Consultant fees.

Numerical Examples of Withdrawals (from Covered Funds in the Income Segment) to Pay Consultant Fees

The below examples illustrate the impact on Covered Fund Value, the Benefit Base, GAWs, Death Benefit Option 1 and Death Benefit Option 2 when Consultant fees are withdrawn from the Covered Fund in the Income Segment. The first example shows the impact of withdrawal of a 1.5% annual Consultant fee, no portion of which is an Excess Withdrawal. The second example shows the impact of withdrawal of a 2.0% annual Consultant fee, the amount in excess of 1.5% annually is an Excess Withdrawal.

Example #1: Prior to withdrawal of Consultant fee

Sum of Contributions = $80,000

Covered Fund Value = $50,000

Benefit Base = $100,000

GAW% = 5%

Guaranteed Annual Withdrawal = $5,000

Option 1 Death Benefit (Return of Annuity Account Value (from Covered Fund Value)) = $50,000

Option 2 Death Benefit (Return of Contributions) = $80,000

Withdrawal amount for Consultant fees = $750 (1.5% of $50,000)

After Guaranteed Annual Withdrawal and withdrawal of Consultant fee:

Covered Fund Value = ($50,000 - $5,000 - $750) = $44,250

Benefit Base after withdrawal for Consultant fees = $100,000

GAW% = 5%

Guaranteed Annual Withdrawal = $5,000

Option 1 Death Benefit (Return of Annuity Account Value (from Covered Fund Value)) = $44,250

Adjustment to Option 2 Death Benefit = ($50,000 - $5,000 - $750)/$50,000 = 0.885

Option 2 Death Benefit (Return of Contributions) = $80,000 * 0.885 = $70,800

Example #2: Prior to withdrawal of Consultant fee

Sum of Contributions = $80,000

Covered Fund Value = $50,000

Benefit Base = $100,000

GAW% = 5%

Excess Withdrawal = $250

Guaranteed Annual Withdrawal = $5,000

Option 1 Death Benefit (Return of Annuity Account Value (from Covered Fund Value)) = $50,000

Option 2 Death Benefit (Return of Contributions) = $80,000

Withdrawal amount for Consultant fees = $1,000 (2.0% of $50,000)

After Guaranteed Annual Withdrawal and withdrawal of Consultant fee:

Covered Fund Value = ($50,000 - $5,000 - $1,000) = $44,000

Adjustment to Benefit Base = ($44,250 - $250)/$44,250 = 0.9944

Benefit Base after withdrawal for Consultant fees = $100,000 * 0.9944 = $99,435

GAW% = 5%

Guaranteed Annual Withdrawal = $99,435 * 5% = $4,972

Option 1 Death Benefit (Return of Annuity Account Value (from Covered Fund Value)) = $44,000

Adjustment to Option 2 Death Benefit = ($50,000 - $5,000 - $1,000)/$50,000 = 0.88

Option 2 Death Benefit (Return of Contributions) = $80,000 * 0.88= $70,400

Tax Consequences of Withdrawals

Withdrawals made for any purpose may be taxable—including payments we make directly to your Consultant and Guaranteed Lifetime Withdrawal Benefits.

In addition, the Code may require us to withhold federal income taxes from withdrawals and report such withdrawals to the Internal Revenue Service (“IRS”). If you Request partial withdrawals, your Annuity Account Value will be reduced by the sum of the amount of the withdrawal and the related withholding.

You may elect, in writing, to have us not withhold federal income tax from withdrawals, unless withholding is mandatory for your Contract. If you are younger than 59 1⁄2, the taxable portion of any withdrawal is generally considered to be an early withdrawal and may be subject to an additional federal penalty tax of 10%.

Some states also require withholding for state income taxes. For details about withholding, please see “Federal Tax Matters” below.

Telephone and Internet Transactions

You may make Transfer Requests by telephone, fax and/or by Internet. Transfer Requests received before 4:00 p.m. ET will be made on that day at that day’s unit value. Those received after 4:00 p.m. ET will be made on the next Business Day at that day’s unit value.

We will use reasonable procedures to confirm that instructions communicated by telephone, fax and/or Internet are genuine, such as:

•	requiring some form of personal identification prior to acting on instructions;
•	providing written confirmation of the transaction; and/or
•	tape recording the instructions given by telephone.

If we follow such procedures we will not be liable for any losses due to unauthorized or fraudulent instructions.

We reserve the right to suspend telephone, fax and/or Internet transaction privileges at any time, for some or all Contracts, and for any reason. We currently do not permit partial withdrawals or surrenders by telephone; however you may Request partial withdrawals in the amount of $25,000 or less by Internet. All Requests for full surrenders, periodic withdrawals, and partial withdrawals in excess of $25,000 must be in writing.

Death Benefit

At the time you apply to purchase the Contract, you select one of the two Death Benefit options we offer.

Option 1 — The amount of the Death Benefit under Option 1 will be your Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax.

The Owner, Annuitant, and Contingent Annuitant each must be age 85 or younger at the time the Contract is issued in order for you to select Option 1. Your Mortality and Expense Risk Charge under Option 1 is 0.49% of the average daily value of the Sub-Accounts to which you have allocated Contributions.

Option 2 — The amount of the Death Benefit under Option 2 will be the greater of:

•      the Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax; or

•      the sum of Contributions applied to the Contract in both the Investment Segment and the Income Segment, as of the date the Request for payment is received, less the impact of partial withdrawals, periodic withdrawals, and surrenders and Premium Tax, if any.

The Owner, Annuitant, and Contingent Annuitant each must be age 80 or younger at the time the Contract is issued in order for you to select Option 2. Your Mortality and Expense Risk Charge under Option 2 is 0.69% of the average daily value of the Sub-Accounts to which you have allocated Contributions.

For a full description of the circumstances under which we pay the Death Benefit, please see “Distribution of Death Benefit” below.

The difference between the two Death Benefit options we offer is that the amount payable upon death (the Death Benefit) is based on different criteria for each option and there is a different Mortality and Expense Risk Charge for each. Option 1 provides for the return of Annuity Account Value (minus any Premium Tax) rather than the greater of Annuity Account Value or the sum of Contributions. Annuity Account Value could exceed the sum of Contributions, for example, if the investment markets generally are in a growth state. Under these circumstances, it is possible that the performance of the Sub-Accounts you select may cause the Annuity Account Value to exceed the total amount of Contributions. If you had selected Death Benefit Option 1 in this example, your Beneficiary would receive the Annuity Account Value, which in this case exceeds the sum of all Contributions (minus any Premium Tax and minus the impact of partial withdrawals, periodic withdrawals, surrenders, and Premium Tax, if any). If you had selected Death Benefit Option 2 in this example, your Beneficiary would also receive the Annuity Account Value (minus any Premium Tax), but you would have paid a higher M&E Charge for the duration of the Contract.

Option 2 provides for the return of Contributions (minus any Premium Tax) in the event that amount is greater than the Annuity Account Value. This could happen, for example, if the Death Benefit becomes payable soon after the Contract is purchased (say, one to three years) and, during those years, while Contributions are being made, the investment markets generally are in decline. Under these circumstances, it is possible that the performance of the Sub-Accounts you select may cause the Annuity Account Value to be less than the total amount of Contributions. If you had selected Death Benefit Option 2 in this example, your Beneficiary would receive the greater amount, in this case, the sum of all Contributions (minus any Premium Tax and minus the impact of partial withdrawals, periodic withdrawals, surrenders, and Premium Tax, if any). If you had selected Death Benefit Option 1 in this example, your Beneficiary would receive the lesser amount, in this case, the Annuity Account Value (minus any Premium Tax).

The Death Benefit will become payable following our receipt of the Beneficiary’s claim in good order. When an Owner dies before the Annuity Commencement Date and a Death Benefit is payable to a Beneficiary, the Death Benefit proceeds will remain invested according to the allocation instructions given by the Owner(s) until: (i) new allocation instructions are requested by the Beneficiary; (ii) the Death Benefit is actually paid to the Beneficiary, except where the GLWB Rider may not be maintained by the Beneficiary; or, (iii) a Request for a payout of the Death Benefit is processed, as described below.

The amount of the Death Benefit will be determined as of the date we receive a Request for the payout of the Death Benefit. However, on the date a payout Request is processed, the Annuity Account Value will be transferred to the Schwab Government Money Market Sub-Account unless the Beneficiary elects otherwise.

Subject to the distribution rules below, payout of the Death Benefit may be made as follows:

•	payout in a single sum, or
•	payout under any of the variable annuity options provided under this Contract.

In any event, no payout of benefits provided under the Contract will be allowed that does not satisfy the requirements of the Code and any other applicable federal or state laws, rules or regulations.

Beneficiary

You may select one or more Beneficiaries. If more than one Beneficiary is selected, they will share equally in any Death Benefit payable unless you indicate otherwise. You may change the Beneficiary any time before the Annuitant’s death.

You may also select one or more Contingent Beneficiaries. You may change the Contingent Beneficiary before the Annuitant’s death. If one or more primary Beneficiaries are alive within 30 days after the Annuitant’s death, the Contingent Beneficiary cannot become the primary Beneficiary and any interest the Contingent Beneficiary may have in the Contract will cease.

A change of Beneficiary or Contingent Beneficiary will take effect as of the date the Request is processed, unless the Owner specifies a certain date. If the Owner dies before the Request is processed, the change will take effect as of the date the Request was made, unless we have already made a payout or otherwise taken action on a designation or change before receipt or processing of such Request. The interest of any Beneficiary who dies before the Owner or the Annuitant will terminate at the death of the Beneficiary and the Contingent Beneficiary will become the Beneficiary. The interest of any Beneficiary who dies at the time of, or within 30 days after, the death of an Owner or the Annuitant will also terminate if no benefits have been paid to such Beneficiary, unless the Owner otherwise indicates by Request. The benefits will then be paid to the Contingent Beneficiary. If no Contingent Beneficiary has been designated, then the benefits will be paid as though the Beneficiary had died before the deceased Owner or Annuitant. If no Beneficiary or Contingent Beneficiary survives the Owner or Annuitant, as applicable, we will pay the Death Benefit proceeds to the Owner’s estate.

If the Beneficiary is not the Owner’s surviving Spouse, she/he may elect, not later than one year after the Owner’s date of death, to receive the Death Benefit in either a single sum or payout under any of the variable annuity options available under the Contract, provided that:

•      such annuity is distributed in substantially equal installments over the life or life expectancy of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary; and

•      such distributions begin not later than one year after the Owner’s date of death.

If Great-West does not receive an election from a non-Spouse Beneficiary or substantially equal installments begin later than one year after the Owner’s date of death, then the entire amount must be distributed within five years of the Owner’s date of death. The Death Benefit will be determined as of the Annuity Commencement Date.

If a corporation or other non-individual entity is entitled to receive benefits upon the Owner’s death, the Death Benefit must be completely distributed within five years of the Owner’s date of death.

A Beneficiary or Contingent Beneficiary designated irrevocably may not be changed without the written consent of that Beneficiary, or Contingent Beneficiary, as applicable, except as allowed by law.

Distribution of Death Benefit

Any Death Benefit payable to a Beneficiary upon the Owner’s death will be distributed as follows:

(1)  If the Owner’s surviving Spouse is the person entitled to receive benefits upon the Owner’s death, the surviving Spouse will be treated as the Owner and will be allowed to take the Death Benefit or continue the Contract in force. However, if single life GAW Installments have been selected for the Income Segment, then the GLWB will terminate and the assets held in the Covered Fund will be sold and the sales proceeds will be transferred to the Schwab Government Money Market Sub-Account;

(2)  If a non-Spouse individual is the person entitled to receive benefits upon the Owner’s death, the non-Spouse individual Beneficiary may elect to receive the Death Benefit in either a single sum or payout under any of the variable annuity options available under the Contract, provided that: (a) such annuity is distributed in substantially equal installments over the life or life expectancy of the Beneficiary; and (b) such distributions begin no later than one year after the Owner’s date of death. The GLWB will terminate and the assets held in the Covered Fund will be sold and the sales proceeds will be transferred to the Schwab Government Money Market Sub-Account. If Great-West does not receive an election from an individual non-Spouse Beneficiary such that substantially equal installments have begun no later than one year after the Owner’s date of death, then the entire amount must be distributed within five years of the Owner’s date of death.

The Death Benefit will be determined as of the date we receive a Request for the payout of the Death Benefit.

If a Joint Annuitant is named, any reference below to death of the Annuitant means the death of the last surviving Joint Annuitant and the rules below regarding “Death of Owner Who is Not the Annuitant” will apply upon the death of the Owner rather than the rules below regarding the “Death of Owner Who Is the Annuitant.”

Death of Annuitant Who is Not the Owner of the Contract

Upon the death of the Annuitant while the Owner is living, and before the Annuity Commencement Date, no Death Benefit will be payable and the Owner (or the Grantor, if the Owner is a Grantor Trust) will become the Annuitant unless a Contingent Annuitant has previously been designated. The Owner may designate a new Annuitant, however, at any time, as provided in the Contract.

If the Owner names a Contingent Annuitant prior to the Annuitant’s death, and the Annuitant dies before the Annuity Commencement Date while the Owner and Contingent Annuitant are living, no Death Benefit will be payable and the Contingent Annuitant will become the Annuitant.

If the Annuitant dies after the Annuity Commencement Date and before the entire interest has been distributed, any benefit payable must be distributed to the Beneficiary according to and as rapidly as under the payout option which was in effect on the Annuitant’s date of death.

Death of Owner Who Is Not the Annuitant

If the Owner dies before annuity payouts commence and there is a Joint Owner who is the surviving Spouse of the deceased Owner, the Joint Owner becomes the Owner and Beneficiary and the Joint Owner may elect to take the Death Benefit or to continue the Contract in force.

In all other cases, we will pay the Death Benefit to the Beneficiary even if a Joint Owner (who was not the Owner’s Spouse on the date of the Owner’s death), the Annuitant and/or the Contingent Annuitant are alive at the time of the Owner’s death, unless the sole Beneficiary is the deceased Owner’s surviving Spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.

If the Owner dies after annuity payouts commence and before the entire interest has been distributed while the Annuitant is living, any benefit payable will continue to be distributed to the Annuitant as rapidly as under the payout option applicable on the Owner’s date of death. All rights granted the Owner under the Contract will pass to any surviving Joint Owner and, if none, to the Annuitant.

Death of Owner Who Is the Annuitant

If there is a Contingent Annuitant and a Joint Owner who is the surviving Spouse of the deceased Owner, the Joint Owner will become the Owner and the Beneficiary, the Contingent Annuitant will become the Annuitant, and the Contract will continue in force.

If there is a Joint Owner who is the surviving Spouse of the deceased Owner but no Contingent Annuitant, the Joint Owner will become the Owner, Annuitant, and Beneficiary and may elect to take the Death Benefit or continue the Contract in force.

In all other cases, we will pay the Death Benefit to the Beneficiary, even if a Joint Owner (who was not the Owner’s Spouse on the date of the Owner’s death) and/or Contingent Annuitant are alive at the time of the Owner’s death, unless the sole Beneficiary is the deceased Owner’s surviving Spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.

If Owner/Annuitant Dies After Annuity Commencement Date

If the Owner/Annuitant dies after the Annuity Commencement Date, any benefit payable must be distributed to the Beneficiary in accordance with and at least as rapidly as the annuity option in effect on the date of death.

Contingent Annuitant

While the Annuitant is living, you may, by Request, designate or change a Contingent Annuitant from time to time. A change of Contingent Annuitant will take effect as of the date the Request is processed, unless you specify a certain date. Please note you are not required to designate a Contingent Annuitant.

Deferred Payment

If payment of the death benefit is deferred due to an action to recover the proceeds as defined in New York Insurance Law section 3214, interest on the death benefit proceeds will be paid from the date of death of the Annuitant at the rate currently paid by Great-West on proceeds left on deposit under the interest settlement option.

Impact of Withdrawals on Guaranteed Minimum Death Benefit (Option 2)

Death Benefit Option 2, which costs more than Death Benefit Option 1, is designed for those who want to potentially receive a higher Death Benefit in the event that the sum of Contributions exceeds Annuity Account Value. If you have selected Death Benefit Option 2, you should be aware that distributions and Excess Withdrawals will reduce your Death Benefit on a pro-rata basis.

Numerical Example

Sum of Contract and GLWB Rider Contributions = $50,000

Annuity Account Value = $40,000

Withdrawal amount = $4,000

New Annuity Account Value = $36,000

Adjustment to Death Benefit = ($40,000 - $4,000)/$40,000 = 0.90

Guaranteed Minimum Death Benefit = $45,000 ($50,000 x 0.90)

The Benefit Base has no value and will not affect the Death Benefit.

Ownership and Assignment

The Owner, and if selected, Joint Owner, exercise all rights and privileges under the Contract, while the Annuitant is living. Unless otherwise required by the state in which the Contract is issued, the Owner may not be changed and the Contract may not be transferred, sold, assigned, pledged, charged, encumbered, or in any way alienated. A change of Owner must be made in writing in a form satisfactory to us. The change will take effect as of the date the Request is processed, unless you specify a certain date. Any change is subject to any payout or other action we have taken before recording your ownership change. A change in the Owner of the Contract will result in termination of the GLWB Rider except in certain circumstances. See “Termination of the GLWB Rider” below. You should discuss with a competent tax advisor how changes in ownership would impact your benefits under the Contract.

Grantor Trust Owned Annuity

We will issue the Contract to Grantor Trusts. We will allow a Grantor Trust to be the Owner only if it either has a single Grantor who is a natural person, or has two Grantors who are one another’s Spouse as of the Effective Date. When the Contract is issued, a Grantor of the trust must be an Annuitant, and the Grantor’s spouse may be named as a Joint Annuitant. The Annuitant(s) may not be changed. Contracts owned by a Grantor Trust are not considered owned by a non-natural person and will be subject to the tax requirements generally applicable to Non-Qualified Annuity Contracts or the tax requirements applicable to individual retirement annuities or Roth IRA annuities if the Contract is a Qualified Annuity Contract under Section 408(b) of the Code or a Roth IRA annuity under Section 408A of the Code. Grantor Trust owned Contracts receive tax deferral in accordance with the Code. Upon the death of the Grantor(s), the Death Benefit will be paid pursuant to the Death Benefit provisions of the Contract.

Joint Annuitants

If the Contract is a Non-Qualified Annuity Contract, you are permitted to name a Joint Annuitant. Joint Annuitants may be named in the application or any time before the Annuity Commencement Date. Joint Annuitants must be one another’s Spouse as of the Effective Date.

Charges and Deductions

No amounts will be deducted from your Contributions except for any applicable Premium Tax. As a result, the full amount of your Contributions (less any applicable Premium Tax) is invested in the Contract.

As more fully described below, charges under the Contract are assessed only as deductions for:

•	Premium Tax, if applicable; and/or
•	charges against your Annuity Account Value for our assumption of mortality and expense risks; and/or
•	Guarantee Benefit Fee, if applicable.

The Contract may be available for use with investment accounts at eligible broker/dealers and Consultants that charge an annual fee in lieu of sales charges or an investment advisory fee. Fees for these accounts would be specified in the respective account agreements. Any fees and expenses associated with these accounts will be separate from and in addition to the fees and expenses associated with the Contract. You should ask your Consultant for more details.

Mortality and Expense Risk Charge

The mortality risk we assume is that Annuitants may live for a longer period of time than we estimate. We assume this mortality risk from our contractual obligations to make annuity payouts determined in accordance with the annuity tables and other provisions contained in the Contract which cannot be changed. This means that you can be sure that neither the Annuitant’s longevity nor an unanticipated improvement in general life expectancy will adversely affect the annuity payouts under the Contract. The expense risk we assume is the risk that our actual expenses in administering the Contracts and the Series Account will be greater than we anticipated.

To compensate us for assuming these risks, we deduct a Mortality and Expense Risk Charge from your Annuity Account Value at the end of each valuation period. If you select Death Benefit Option 1, this is a daily charge equal to an effective annual rate of 0.49%. We guarantee that this charge will never increase beyond 0.49%. If you select Death Benefit Option 2, the Mortality and Expense Risk Charge is a daily charge equal to an effective annual rate of 0.69%. We guarantee that this charge will never increase beyond 0.69%.

The Mortality and Expense Risk Charge is reflected in the unit values of each of the Sub-Accounts you have selected. Thus, this charge will continue to be applicable should you choose a variable annuity payout option or a periodic withdrawal option.

Annuity Account Values and annuity payouts are not affected by changes in actual mortality experience we incur.

The Mortality and Expense Risk Charge is higher for Owners who have selected Death Benefit Option 2 because we bear substantial risk in connection with that option. Specifically, we bear the risk that we may be required to pay an amount to your Beneficiary that is greater than your Annuity Account Value.

If the Mortality and Expense Risk Charge is insufficient to cover actual costs and risks assumed, we will bear the loss. If this charge is more than sufficient, any excess will be profit for us. Currently, we expect a profit from this charge. Our expenses for distributing the Contracts will be borne by our general assets, which include any profits from this charge.

Expenses of the Portfolios

The values of the assets in the Sub-Accounts reflect the values of the Sub-Accounts’ respective Portfolio shares and therefore the fees and expenses paid by each Portfolio. Fees and expenses are deducted from the assets of the Portfolios and are described in each Portfolio’s prospectus. You bear these costs indirectly when you allocate to a Sub-Account.

Some of the Portfolios’ investment advisers or administrators may compensate us for providing administrative services in connection with the Portfolios or cost savings experienced by the investment advisers or administrators of the Portfolios. Such compensation is typically a percentage of the value of the assets invested in the relevant Sub-Accounts and generally may range up to 0.35% annually of net assets. GWFS Equities, Inc. (“GWFS”) is the principal underwriter and distributor of the Contracts and may also receive Rule 12b-1 fees (ranging up to 0.25% annually of net assets) directly from certain Portfolios for providing distribution related services related to shares of the Portfolios offered in connection with a Rule 12b-1 plan. If GWFS receives Rule 12b-1 fees, combined compensation received by us for administrative services and received by GWFS for distribution related services generally ranges up to 0.60% annually of the assets invested in the relevant Sub-Accounts.

Premium Tax

We may be required to pay state Premium Taxes or retaliatory taxes currently ranging from 0% to 3.5% in connection with Contributions or values under the Contracts. Currently, due to our total mix of business, our Premium Tax rate in New York for annuities is 0%. In the future, if we are required to pay Premium Taxes, we will deduct the charges for the Premium Taxes we incur with respect to your Contributions from amounts withdrawn or from annuity payments. In some states, charges for both direct Premium Taxes and retaliatory Premium Taxes may be imposed at the same or different times with respect to the same Contribution, depending on applicable state law.

Other Taxes

Under present laws, we will incur state or local taxes (in addition to the Premium Tax described above) in New York. No charges are currently deducted for taxes other than Premium Tax. However, we reserve the right to deduct charges in the future for federal, state, and local taxes or the economic burden resulting from the application of any tax laws that we determine to be attributable to the Contract.

Periodic Withdrawals

You may Request that all or part of the Investment Segment Account Value be applied to a periodic withdrawal option. All Requests for periodic withdrawals must be in writing. The amount applied to a periodic withdrawal is the Investment Segment Account Value, less Premium Tax, if any.

In Requesting periodic withdrawals, you must elect:

•      The withdrawal frequency of either 1-, 3-, 6- or 12-month intervals;

•      A minimum withdrawal amount of at least $100;

•      The calendar day of the month on which withdrawals will begin;

•      One of the periodic withdrawal payout options discussed below — you may change the withdrawal option and/or the frequency once each calendar year; and

•      The type of allocation of withdrawals from the Investment Segment Sub-Accounts

•	Withdrawals may be prorated across the Investment Segment Sub-Accounts in proportion to their assets; or
•	Withdrawals may be made from specific Investment Segment Sub-Account(s). When the specified Investment Segment Sub-Account(s) is depleted, we will automatically prorate the remaining withdrawals against any remaining Sub-Account assets unless you Request otherwise.

While periodic withdrawals are being received:

•	You may continue to exercise all contractual rights.
•	You may keep the same Sub-Accounts as you had selected before periodic withdrawals began.
•	Charges and fees under the Contract continue to apply.

Periodic withdrawals will cease on the earlier of the date:

•	The amount elected to be paid under the option selected has been reduced to zero.
•	The Investment Segment Account Value is zero.
•	You Request that withdrawals stop.
•	You purchase an annuity payout option.
•	The Owner dies.

We may limit the number of times you may restart a periodic withdrawal program.

Periodic withdrawals made for any purpose may be taxable, subject to withholding and to the 10% federal penalty tax if you are younger than age 59 1⁄2.

If you choose to receive payouts from your Contract through periodic withdrawals, you may select from the following payout options:

Income for a specified period (at least 36 months) — You elect the length of time over which withdrawals will be made. The amount paid will vary based on the duration you choose. The amount paid will also vary as a result of investment performance.

Income of a specified amount (at least 36 months) — You elect the dollar amount of the withdrawals. Based on the amount elected, the duration may vary. The duration may also vary as a result of investment performance.

Any other form of periodic withdrawal acceptable to Great-West which is for a period of at least 36 months.

In accordance with the provisions outlined in this section, you may Request a periodic withdrawal to remit fees paid to your Consultant. There may be income tax consequences to any periodic withdrawal made for this purpose. Please see “Cash Withdrawals” above.

Annuity Payouts From the Investment Segment

You can choose the date that you wish annuity payouts from the Investment Segment to start (the Payout Election Date) either when you purchase the Contract or at a later date. You can change your selection at any time up to 30 days before the annuity date that you have selected.

If you do not select a Payout Election Date, payouts will begin on the Annuitant’s 99th birthday. If the Owner does not initiate Installments under the GLWB Rider, the entire Annuity Account Value will be annuitized at that time and any benefit under the GLWB Rider will terminate. If you have initiated Installments under the GLWB Rider, only the Investment Segment will be annuitized. Once Installments under the GLWB Rider have begun, the Income Segment cannot be annuitized.

If you have not elected a payout option within 30 days of the Annuity Commencement Date, your Investment Segment Account Value will be paid out as a variable life annuity with a guaranteed period of 15 years.

The amount to be paid out will be based on the Investment Segment Account Value or Annuity Account Value, if applicable, on the Annuity Commencement Date. The minimum amount that may be withdrawn from the Investment Segment Account Value to purchase an annuity payout option is $2,000. If your Investment Segment Account Value is less than $2,000, we may pay the amount in a single sum subject to the Contract provisions applicable to a partial withdrawal.

If you choose to receive variable annuity payouts from your Contract, you may select from the following payout options:

Variable life annuity with guaranteed period — This option provides for payouts during a guaranteed period or for the lifetime of the Annuitant, whichever is longer. The guaranteed period may be 5, 10 or 15 years. Upon the death of the Annuitant, the Beneficiary will receive the remaining payouts at the same interval elected by the Owner.

Variable life annuity without guaranteed period — This option provides payouts during the lifetime of the Annuitant. The annuity terminates with the last payout due prior to the death of the Annuitant. Because no minimum number of payouts is guaranteed, this option may offer the maximum level of payouts. It is possible that only one payout may be made if the Annuitant dies before the date on which the second payout is due. If the Annuitant who is also the Owner dies before the Annuity Commencement Date, the Death Benefit will be payable to the Beneficiary. If the Owner is living and the Annuitant dies before the Annuity Commencement Date, the Owner will become the Annuitant, the Contract will continue, and no Death Benefit will be payable.

Any other form of variable annuity payout that is acceptable to Great-West.

Under an annuity payout option, you can receive payouts monthly, quarterly, semi-annually or annually in payments which must be at least $50. We reserve the right to make payouts using the most frequent payout interval which produces a payout of at least $50. Once annuity payouts commence, you cannot make Contributions or take withdrawals, other than your annuity payouts, but you may continue to Transfer among and between Sub-Accounts.

If you elect to receive a single sum payment, the amount paid is the Surrender Value.

Amount of First Variable Payout

The first payout under a variable annuity payout option will be based on the value of the amounts held in the Investment Segment Sub-Accounts or Annuity Account, if applicable, you have selected on the first valuation date preceding the Annuity Commencement Date. We determine the first payout under a variable annuity option by applying the appropriate rate to the amount applied under the payout option. The rate applied reflects an assumed investment return (“AIR”) of 2.5%.

For annuity options involving life income, the actual age, year in which annuitization commences and gender of the Annuitant will affect the amount of each payout. We reserve the right to ask for satisfactory proof of the Annuitant’s age. We may delay annuity payouts until satisfactory proof is received. Because payouts to older Annuitants are expected to be fewer in number, the amount of each annuity payout under a selected annuity form will be greater for older Annuitants than for younger Annuitants.

If the age of the Annuitant has been misstated, the payouts established will be made on the basis of the correct age. If payouts were too large because of misstatement, we may deduct the difference with interest us from the next payout or payouts. If payouts were too small, we may add the difference with interest to the next payout. The interest rate used will be 3%.

If the Owner dies before the Annuity Commencement Date (i.e., the day the first variable annuity payout is made) and if there is a Joint Owner who is a surviving Spouse of the deceased Owner, the Joint Owner becomes the Owner and Beneficiary. The Joint Owner may elect to take the Death Benefit or continue the contract in force. In all other cases, we will pay the Death Benefit to the Beneficiary.

If the Owner who is not the Annuitant dies after the Annuity Commencement Date, any benefit payable will continue to be distributed to the Annuitant on the same schedule as under the payout option applicable on the Owner’s date of death. All rights granted the Owner under the Contract will pass to any surviving Joint Owner, and if none, to the Annuitant.

If the Owner who is the Annuitant dies after the Annuity Commencement Date, any benefit payable will be distributed to the Beneficiary if a guarantee period was part of the selected annuity option. If there was no guarantee period elected, payments will cease.

For complete descriptions, see the Distribution of Death Benefit section above.

Annuity Units

We determine the number of Annuity Units paid for each Sub-Account by dividing the amount of the first payout by its Annuity Unit value on the first valuation date preceding the Annuity Commencement Date. The number of Annuity Units used to calculate each payout for a Sub-Account remains fixed during the Annuity Payout Period.

Amount of Variable Payouts After the First Payout

Payouts after the first will vary depending upon the investment performance of the Investment Segment Sub-Accounts or Annuity Account, if applicable. Your payouts will increase in amount over time if the Sub-Accounts you select earn more than the 2.5% AIR. Likewise, your payouts will decrease over time if the Sub-Accounts you select earn less than the 2.5% AIR. We determine the subsequent amount paid from each Sub-Account by comparing the actual performance of the Sub-Account to the AIR.

Transfers After the Variable Annuity Commencement Date

Once annuity payouts have begun, Transfers may be made within the variable annuity payout option among the available Investment Segment Sub-Accounts. Transfers after the Annuity Commencement Date will be made by converting the number of Annuity Units being Transferred to the number of Annuity Units of the Investment Segment Sub-Account to which the Transfer is made. The result will be that the next annuity payout, if it were made at that time, would be the same amount that it would have been without the Transfer. Thereafter, annuity payouts will reflect changes in the value of the new Annuity Units.

Other Restrictions (Investment Segment Only)

Once payouts start from the Investment Segment under the annuity payout option you select:

•      no changes can be made in the payout option;

•      no additional Contributions to the Investment Segment will be accepted under the Contract; and

•      no further withdrawals, other than withdrawals made to provide annuity benefits or satisfy the terms of the GLWB Rider, will be allowed.

A portion or the entire amount of the annuity payouts may be taxable as ordinary income. If on the Annuity Commencement Date we have not received a proper written election not to have federal income taxes withheld, we must by law withhold such taxes from the taxable portion of such annuity payouts and remit that amount to the federal government. State income tax withholding may also apply. Please see “Federal Tax Matters” below.

Guaranteed Lifetime Withdrawal Benefit

On any business day prior to your 85th birthday, you have the option of electing the GLWB rider by either allocating Contributions to one or more Covered Funds in the Income Segment at your direction, or by Transferring all or part of your Investment Segment Account Value to one or more Covered Funds in the Income Segment at your direction. There is no minimum percent of Annuity Account Value or minimum dollar amount that must be allocated to the Income Segment when electing the GLWB Rider. You are under no obligation to elect the GLWB Rider. If you choose to elect the GLWB Rider, you may do so immediately upon Contract purchase (for example, if you are interested in locking in your Benefit Base early, if you prefer to begin taking guaranteed income soon, or if you are interested in the Contract primarily for the GLWB features rather than in the Investment Segment Sub-Account options), or you may wait to elect the GLWB Rider at a later time. If you exercise this option, the GLWB Rider will provide you with a Guaranteed Lifetime Withdrawal Benefit, provided all conditions, described below, are met.

For applications signed before May 1, 2017, the Contract offers a Guaranteed Lifetime Withdrawal Benefit Rider option which calculates the Guarantee Benefit Fee as a percentage of the Covered Fund Value. For applications signed on or after May 1, 2017, the Contract offers a Guaranteed Lifetime Withdrawal Benefit Rider option which calculates the Guarantee Benefit Fee as a percentage of the Benefit Base. Provided all conditions are met, the GLWB Rider provides an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a fixed schedule that varies the GAW% with the age of the Covered Person(s).

Effective May 1, 2017, the GAW% and Joint GAW% applicable to you are disclosed in the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract (and satisfied other terms described in this paragraph). In order to receive the disclosed GAW% or Joint GAW%, your application must be signed after the date stated in the Rate Sheet Supplement, your application must be received by us within 10 days of signing, and your initial Contribution must be received by us within 30 days of receipt of your application. If these terms are met, the disclosed rates will apply to your Contract and cannot be changed. Terms reflected in Rate Sheet Supplements that were not in effect at such time will not apply to your Contract. The terms of a Rate Sheet Supplement (including the GAW%s and Joint GAW%s) with no specified end date may not be amended unless we provide a minimum of 10 business days prior notice.

The current and any proposed Rate Sheet Supplements may be found on the SEC’s website (www.sec.gov) by searching with File Number 333-194100. You may contact us at the Retirement Resource Operations Center for a Rate Sheet Supplement applicable to your Contract. As available, historical GAW%s and Joint GAW%s reflected in Rate Sheet Supplements may be found in the Statement of Additional Information, as well as on the SEC’s website (www.sec.gov) by searching with File Number 333-194100.

For applications signed prior to May 1, 2017, the GAW% for a single Covered Person is based on the following table:

Guaranteed Withdrawal Percentage for a Single Covered Person:

Age	GAW%
59.5 – 64	4.00%
65 – 69	5.00%
70 – 79	6.00%
80+	7.00%

For applications signed prior to May 1, 2017, if there are Joint Covered Persons, a single GAW% is calculated based on the age of the younger Covered Person. This rate is the Joint GAW% and is based on the following table:

Guaranteed Annual Withdrawal Percentage for Joint Covered Persons:

Age of the Younger Covered Person	GAW%
59.5 – 64	3.50%
65 – 69	4.50%
70 – 79	5.50%
80+	6.50%

All guarantees are subject to the claims paying ability of Great-West.

GLWB Accumulation Phase

The GLWB Accumulation Phase begins when you make a GLWB election by investing in a Covered Fund in the Income Segment. The GLWB Accumulation Phase ends when you elect to begin taking GAWs. During the Accumulation Phase, a Benefit Base will be established which will be used later to determine, in part, the amount of your GAWs. You may elect the GLWB by allocating Contributions to the Covered Fund on any Business Day as long as you are younger than age 85 on the GLWB Rider Election Date. We will record the GLWB Rider Election Date.

Guarantee Benefit Fee

The annual Guarantee Benefit Fee is assessed quarterly, in arrears, during the GLWB Accumulation Phase and GAW Phase. One-fourth of the Guarantee Benefit Fee is deducted quarterly from your Covered Fund Value no later than the 10th Business Day of the month following the calendar quarter end by means of the cancellation of Accumulation Units. The Guarantee Benefit Fee will be calculated based on your Covered Fund Value (for applications signed before May 1, 2017) or the Benefit Base (for applications signed on or after May 1, 2017), subject to the Benefit Base cap, as of the date of the deduction. The Benefit Base may or may not equal the Covered Fund Value at the time the Guarantee Benefit Fee is calculated. The Benefit Base will always be greater than or equal to the Covered Fund Value when the Guarantee Benefit Fee is calculated on a Ratchet Date. We reserve the right to change the frequency of the deduction upon thirty (30) days prior written notice. The Guarantee Benefit Fee will not be assessed during the GLWB Settlement Phase.

The first Guarantee Benefit Fee you pay will be pro-rated based on the portion of the quarter in which you allocated Contributions to the Covered Fund. The current Guarantee Benefit Fee is 0.95% of the Covered Fund Value (for applications signed before May 1, 2017) or 0.90% of the Benefit Base (for applications signed on or after May 1, 2017) held in the Income Segment. We reserve the right to change the frequency and amount of the Guarantee Benefit Fee for any reason, including, but not limited to, current market conditions, Owner demand, and changes in the design, upon thirty (30) days prior written notice to you. However, the Guarantee Benefit Fee will never be less than 0.70% or greater than 1.50% of your Income Segment Covered Fund Value (for applications signed before May 1, 2017) or less than 0.00% or greater than 1.50% of your Benefit Base (for applications signed on or after May 1, 2017). We determine the Guarantee Benefit Fee based on observations of a number of long-term experience factors, including, but not limited to, interest rates, volatility, investment returns, expenses, mortality, and lapse rates. As an example, if mortality experience improves faster than we have anticipated, and the population in general is expected to live longer than initially projected, we might increase the Guarantee Benefit Fee to reflect our increased probability of paying longevity benefits. However, improvements in mortality experience is provided as an example only. We reserve the right to change the Guarantee Benefit Fee at our discretion and for any reason, whether or not these experience factors change (although we will never increase the fee above the maximum or decrease the fee below the minimum). We do not need any particular event to occur before we may change the Guarantee Benefit Fee.

Unless otherwise stated, any change to the fee will affect all assets in the Covered Fund in the Income Segment.

If you terminate the GLWB Rider, a final pro-rated Guarantee Benefit Fee will be deducted based on the portion of the last quarter that the GLWB Rider was in effect.

The Covered Fund

The GLWB Rider provides protection relating to your Covered Fund by ensuring that, regardless of how your Covered Fund actually performs or the actual Covered Fund Value when you begin your GAWs for retirement or other purposes, you will receive predictable income payments for as long as you live so long as specified conditions are met.

The Covered Fund may be managed in a more conservative fashion than other Portfolios available to you, which may reduce overall volatility in investment performance, may reduce investment returns and may reduce the likelihood that we will be required to make payments under the GLWB Rider. The reduction in volatility permits us to more effectively provide the guarantees under the Rider. If you do not purchase the GLWB Rider, it is possible that you may invest in other Portfolios that experience higher growth or lower losses, depending on the market, than the Covered Fund’s experience. It is impossible to know how various investments will fare on a comparative basis.

We may, without your consent, offer new Covered Funds or cease offering Covered Funds. We may make such a change due to a fund reorganization, fund substitution, to help protect our ability to provide the guarantees under the GLWB Rider, or otherwise. If such a change is required, we will notify you in writing prior to the effective date of such change (generally 90 calendar days unless we are required to give less notice) to allow you to reallocate your Covered Fund Value to maintain your GLWB Rider benefits. If a Covered Fund is closed, you will maintain your Benefit Base in that Covered Fund and all rights under the Rider unless and until you Transfer assets out of the Covered Fund or terminate your Contract, in which case your GLWB Rider will terminate. If you are if investing via an Automatic Bank Draft Plan to the closing Covered Fund or utilizing an automatic custom transfer feature such as Dollar Cost Averaging involving the closing Covered Fund, you should contact an annuity account representative to make alternate arrangements.

Covered Fund Value

Your Covered Fund Value is the aggregate value of each Covered Fund. Your Covered Fund Value may increase with positive market performance or by Contributions to the Income Segment. Your Covered Fund Value may decrease with negative market performance, deduction of the Guarantee Benefit Fee or by taking an Excess Withdrawal or Guaranteed Annual Withdrawals. Your Guarantee Benefit Fee will be calculated based on your Covered Fund Value (for applications signed before May 1, 2017) or your Benefit Base (for applications signed on or after May 1, 2017) as of the date the fee is deducted each quarter.

The Benefit Base

The Benefit Base is separate from your Covered Fund Value. It is not a cash value. Rather, your Benefit Base is used to calculate your GAW during the GAW Phase and the Settlement Phase. Your Benefit Base and your Covered Fund Value may not be equal to one another. Although your Benefit Base is related to your Covered Fund Value, in that your Benefit Base will be ratcheted up if the Covered Fund Value is greater than your Benefit Base on the Ratchet Date, at all other times during the year your Covered Fund Value may be higher or lower than the Benefit Base depending on market performance and other factors impacting the Covered Fund. Your Initial Benefit Base is the sum of all GLWB Rider Contributions initially allocated to the Covered Fund in the Income Segment on the GLWB Rider Election Date.

•      We increase your Benefit Base on a dollar-for-dollar basis each time you make a GLWB Rider Contribution to a Covered Fund.

•      We decrease your Benefit Base on a proportionate basis each time you make an Excess Withdrawal.

•      On each Ratchet Date during the GLWB Accumulation Phase and the GAW Phase, we will increase your Benefit Base to equal your current Covered Fund Value if your Covered Fund Value is greater than your Benefit Base. (If so, your Benefit Base will then reflect positive Covered Fund performance.)

•      On each Ratchet Date during the GAW Phase, we will adjust your Benefit Base to equal your current Covered Fund Value if an age reset calculation results in a higher GAW amount (see “Reset of the GAW% During the GAW Phase,” below).

A few things to keep in mind regarding the Benefit Base:

•      The Benefit Base is used only for purposes of calculating the Guarantee Benefit Fee, and calculating your Installment Payments during the GAW Phase and the GLWB Settlement Phase. It has no other purpose. The Benefit Base does not provide and is not available as a cash value or settlement value.

•      It is important that you do not confuse your Benefit Base with the Covered Fund Value.

•      During the GLWB Accumulation Phase and the GAW Phase, the Benefit Base will be re-calculated on an annual basis, as described below, and each time you make a GLWB Rider Contribution or take an Excess Withdrawal.

In the event that Great-West requires a Transfer from the Covered Fund as a result of the Covered Fund being eliminated or liquidated, your Benefit Base will be preserved and your Covered Fund Value will be Transferred to a replacement Covered Fund.

Subsequent Contributions to Your Covered Fund

During the GLWB Accumulation Phase and the GAW Phase, you may make additional GLWB Rider Contributions to the Covered Fund in addition to your initial GLWB Rider Contribution. Any subsequent GLWB Rider Contribution is subject to any minimum investment or Transfer requirements imposed by the Contract. Please see the Covered Fund prospectus for more information.

All additional GLWB Rider Contributions made after the GLWB Rider Election Date will increase the Benefit Base dollar-for-dollar on the date the GLWB Rider Contribution is made. Although a GLWB Rider Contribution will increase your Benefit Base, it will not automatically reset your Installment amount. Contact our office if you would like to increase Installments to your maximum allowed. We will not consider the additional purchase of shares of a Covered Fund through reinvested dividends, capital gains, and/or settlements to be a GLWB Rider Contribution. However, they will increase the Covered Fund Value.

We reserve the right to reject additional GLWB Rider Contributions at any time and for any reason (see Rights Reserved by Great-West, below). Great-West will provide you with 30 days prior written notice if it determines not to accept additional GLWB Rider Contributions. If Great-West refuses additional GLWB Rider Contributions, you will retain all other rights under the GLWB Rider.

Annual Adjustments to Your Benefit Base

During the Accumulation Phase, a Ratchet Date is the anniversary of the Owner’s GLWB Rider Election Date and each anniversary thereafter. On each Ratchet Date, we will evaluate your Benefit Base, and will adjust your Benefit Base to equal the greater of:

•	your current Benefit Base; or
•	your current Covered Fund Value.

It is important to be aware that even though your Covered Fund Value may increase throughout the year due to capital appreciation, the Benefit Base will not similarly increase until the next Ratchet Date. Unlike Covered Fund Value, your Benefit Base will never decrease solely due to negative Covered Fund performance.

It is important to note that annual adjustments to your Benefit Base will not impact your Covered Fund Value. Your Covered Fund Value can only increase or decrease as described above.

Benefit Base Cap

The Benefit Base may not exceed $5 million. Any Covered Fund Value over $5 million will be considered excess Covered Fund Value and will not be used to calculate GAWs. An Owner may Transfer or Distribute any excess Covered Fund Value on a dollar for dollar basis without reducing the Benefit Base and such transfers will not be considered an Excess Withdrawal. However, if the Covered Fund Value falls below $5 million due to an Excess Withdrawal, the Benefit Base will be adjusted as described below.

Excess Withdrawals

The Benefit Base may be adjusted as a result of Excess Withdrawals. During the GLWB Accumulation Phase, except as described above with respect to the Benefit Base Cap, any withdrawals or Transfers from your Covered Fund Value will be categorized as Excess Withdrawals. This may include Transfers from the Income Segment Covered Fund to any Investment Segment Portfolio. The Contract currently offers only one Covered Fund; however, Great-West may make additional Covered Funds available to Contract Owners in the future.

You may make withdrawals or change your investments at any time and in any amount that you wish, subject to any federal tax limitations. Additionally, any withdrawals to satisfy your required minimum distribution obligations under the Code (Qualified Annuity Contract Owners only) will be considered an Excess Withdrawal if taken during the GLWB Accumulation Phase.

You should carefully consider the effect of an Excess Withdrawal on both the Benefit Base and the Covered Fund Value during the GLWB Accumulation Phase, as this may affect your future benefits under the GLWB Rider. You are solely responsible for any adverse consequences that may result from any Distributions or withdrawals. You should consult with a financial advisor prior to taking a Distribution or making a withdrawal. In the event you decide to take an Excess Withdrawal, as discussed below, your Covered Fund Value will be adjusted dollar-for-dollar in the amount of the Excess Withdrawal. The Benefit Base will be adjusted at the time the Excess Withdrawal is made by the ratio of the Covered Fund Value immediately after the Excess Withdrawal to the Covered Fund Value immediately before the Excess Withdrawal. Accordingly, your Benefit Base could be reduced by more than the amount of the withdrawal.

Types of Excess Withdrawals

A Distribution (when an amount is paid to you out of your Covered Fund Value) or Transfer (the movement of money from the Covered Fund to any other Sub-Account) during the GLWB Accumulation Phase is considered an Excess Withdrawal. An Excess Withdrawal will reduce your Benefit Base and Covered Fund Value. If you Transfer any amount out of a Covered Fund, then you will be prohibited from making any Transfers into the same Covered Fund for at least ninety (90) calendar days.

Numerical Example

Excess Withdrawals during the GLWB Accumulation Phase are illustrated as follows:

Covered Fund Value before the Excess Withdrawal adjustment = $50,000

Benefit Base = $100,000

Excess Withdrawal amount = $10,000

Covered Fund Value after adjustment = $50,000 - $10,000 = $40,000

Covered Fund Value adjustment = $40,000/$50,000 = 0.80

Adjusted Benefit Base = $100,000 x 0.80 = $80,000

Fees Associated with the Covered Fund

Neither the Guarantee Benefit Fee, the M&E Charge, nor any Consultant fees or charges assessed to the Covered Fund Value, as directed by you or your Consultant on your behalf and as agreed to by Great-West, shall be treated as an Excess Withdrawal, subject to the limitation described in this section.

You may make a withdrawal of up to 1.5% annually of the Covered Fund Value to pay for asset management or advisory service fees associated with the Income Segment without the withdrawal being considered an Excess Withdrawal. If these fees exceed 1.5% annually of the Covered Fund Value, and the entire amount of the fees are withdrawn from the Covered Fund Value, the amount withdrawn above the 1.5% annual limit will be considered an Excess Withdrawal and will reduce the Benefit Base as described above. Withdrawals to pay Consultant fees may be taken from assets held in the Investment Segment, or from other assets managed by your Consultant, if any, rather than from assets held in the Income Segment to avoid being considered an Excess Withdrawal thus reducing your benefits under the GLWB Rider.

Treatment of a Distribution During the GLWB Accumulation Phase

At the time of any partial or periodic Distribution, if the Covered Person is 59 1⁄2 years of age or older, you may elect to begin the GAW Phase (as described below) and begin receiving GAWs at that time. If you choose not to begin the GAW Phase, the Distribution will be treated as an Excess Withdrawal and will reduce your Covered Fund Value and your Benefit Base (as described above).

If the Covered Person is not yet 59 1⁄2 years old, then any partial or periodic Distribution will be treated as an Excess Withdrawal as described above.

Any Distribution made during the Accumulation Phase to satisfy any contribution limitation imposed under federal law will be considered an Excess Withdrawal at all times. You should consult a qualified tax advisor regarding contribution limits and other tax implications.

Death During the GLWB Accumulation Phase

If an Owner dies before the Initial Installment Date, the GLWB will terminate and the Covered Fund Value shall be paid to the Beneficiary in accordance with the terms of the Contract (unless a Spouse Beneficiary makes an election to continue the Contract as provided in this section).

If a Spouse Beneficiary who was legally married to the deceased Owner under applicable law as of the date of death becomes the sole Owner and Beneficiary under the terms of the Contract, the Spouse Beneficiary may continue the Contract and maintain the deceased Owner’s current Benefit Base as of the date of death. In this case, the Ratchet Date will continue to be the same date as it was under the deceased Owner. A Spouse Beneficiary also has the option to establish a new GLWB Rider Election Date with a new Benefit Base based on the current Covered Fund Value. In this case, the Ratchet Date will be the anniversary of the new GLWB Rider Election Date. In either situation, the Spouse Beneficiary shall become the sole Owner. The new Owner will be subject to all terms and conditions of the GLWB Rider, Contract and the Code, if applicable. Any election made by a Spouse Beneficiary pursuant to this section is irrevocable.

A non-Spouse Beneficiary cannot elect to maintain the Benefit Base. Upon the death of the Owner, the deceased Owner’s Covered Fund Value will be liquidated and will be transferred into the Schwab Government Money Market Sub-Account, or any other fund as approved by Great-West and distributed to the non-Spouse Beneficiary.

GAW Phase

The GAW Phase begins when you elect to receive GAWs under the GLWB Rider. The GAW Phase continues until the Covered Fund Value reaches zero and the GLWB Settlement Phase begins. The GAW Phase cannot begin until all Covered Persons attain age 59 1⁄2.

To initiate the GAW Phase, you must submit a written Request to Great-West. At that time, you must provide sufficient documentation in good order and in a manner reasonably satisfactory to Great-West for Great-West to determine the age of each Covered Person. You may also begin the GAW Phase by initiating a Distribution while you are in the GLWB Accumulation Phase and the Covered Person(s) is 59 1⁄2 years of age or older. At that time, you may elect to begin receiving Installments and establish your GAW%. If you choose not to initiate the GAW Phase, the Distribution will be treated as an Excess Withdrawal and the GAW Phase will not begin. If the Covered Person(s) is not yet 59 1⁄2 years old, then any partial or periodic Distribution will be treated as an Excess Withdrawal and the GAW Phase will not begin. In these situations, the Benefit Base will be adjusted by the ratio of the Covered Fund Value after the Excess Withdrawal to the previous Covered Fund Value.

Because the GAW Phase cannot begin until all Covered Persons under the GLWB Rider attain age 59 1⁄2, any Distributions taken before then will be considered Excess Withdrawals and will be deducted from the Covered Fund Value and Benefit Base. See “GLWB Accumulation Phase” above. If the Annuity Account is not held jointly, the Owner’s Spouse must be the sole Beneficiary. Installments will not begin until such change is made.

Because of decreasing life expectancy as you age, in certain circumstances, the longer you wait to start taking GAWs, the less likely it is that you will benefit from your GLWB Rider. On the other hand, the earlier you begin taking GAWs, the lower the GAW Percentage you will receive and therefore the lower your GAWs (if any) will be. You should talk to your Consultant or tax advisor before initiating the GAW Phase to determine the most financially beneficial time for you to begin taking GAWs.

Calculation of Guaranteed Annual Withdrawals

It is important that you understand how the GAW is calculated because it will affect the benefits you receive under the GLWB Rider. Once you initiate the GAW Phase by submitting a Request to begin receiving GAW payments, we will verify the age of the Covered Person(s) and then determine the amount of the GAW.

To determine the amount of the GAW, we will compare the current Benefit Base to the current Covered Fund Value on the Initial Installment Date. If the Covered Fund Value is greater than the Benefit Base, we will increase the Benefit Base to equal the Covered Fund Value, and the GAW will be based on the increased Benefit Base amount.

During the GAW Phase, your Benefit Base may receive an annual adjustment. This adjustment is discussed below, and, if applicable, will occur on your Ratchet Date. Your Ratchet Date will become the anniversary of the Initial Installment Date and will no longer be the anniversary of the GLWB Rider Election Date as it was during the GLWB Accumulation Phase.

We use your Benefit Base to calculate the GAW you receive. However, even though the Benefit Base may be adjusted annually, your GAW% will not change unless there is a Reset of the GAW%. See “Reset of the GAW% During the GAW Phase” below.

To calculate the GAW for applications signed on or after May 1, 2017, on the Initial Installment Date we multiply the Benefit Base by the GAW% contained in the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract. To calculate the GAW for applications signed prior to May 1, 2017, on the Initial Installment Date we multiply the Benefit Base by the GAW% disclosed under “Guaranteed Lifetime Withdrawal Benefit,” above. Unless otherwise Requested, the amount of the initial Installment equals the GAW divided by the number of payments per year under the Installment Frequency Option you have chosen. We may allow Installments that annually total less than the GAW.

It is important to note that Installments during the GAW Phase will reduce your Covered Fund Value on a dollar-for-dollar basis, but they will not reduce your Benefit Base.

Calculation of GAW Amount

The GAW% is based on the age of the Covered Person(s) as of the date we calculate the first Installment. If there are two Covered Persons, the GAW% is based on the age of the younger Covered Person.

Examples are set forth below. If you would like more information on your GAW% or Joint GAW%, or for a copy of the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract, please contact our Retirement Resource Operations Center. For the GAW% and Joint GAW% applicable to applications signed prior to May 1, 2017, please see “Guaranteed Lifetime Withdrawal Benefit,” above.

Numerical Examples of the Guaranteed Annual Withdrawal

(GAW% and Joint GAW% rates used in these examples are for illustration purposes only. The rates applicable to you are disclosed in the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract.)

Scenario #1: 66 Year Old Single Covered Person

Benefit Base = $80,000

Single GAW% = 5.00%

GAW = $4,000 ($80,000 x 5.00%)

Scenario #2: 68 Year Old Joint Covered Person with a 63 Year Old Spouse

Benefit Base = $80,000

Joint GAW% = 3.50% (for 63 year old)

GAW = $2,800 ($80,000 x 3.50%)

Scenario #3: 60 Year Old Single Covered Person

Benefit Base = $80,000

Single GAW% = 4.00%

GAW = $3,200 ($80,000 x 4.00%)

Scenario #4: 71 Year Old Joint Covered Person with a 65 Year Old Spouse

Benefit Base = $80,000

Joint GAW% = 4.50% (for a 65 year old)

GAW = $3,600 ($80,000 x 4.50%)

Any election which affects the calculation of the GAW is irrevocable. Please consider all relevant factors when making an election to begin the GAW Phase. For example, an election to begin receiving Installments based on a sole Covered Person cannot subsequently be changed to Joint Covered Persons once the GAW Phase has begun. Similarly, an election to receive Installments based on Joint Covered Persons cannot subsequently be changed to a sole Covered Person. Installments will reduce the Covered Fund Value on a dollar-for-dollar basis.

Installment Frequency Options

Your Installment Frequency Options are as follows:

(a)  Annual – the GAW will be paid on the Initial Installment Date and each anniversary annually, or next business day, thereafter.

(b)  Semi-Annual – half of the GAW will be paid on the Initial Installment Date and in Installments every 6 month anniversary, or next business day, thereafter.

(c)  Quarterly – one quarter of the GAW will be paid on the Initial Installment Date and in Installments every 3 month anniversary, or next business day, thereafter.

(d)  Monthly – one-twelfth of the GAW will be paid on the Initial Installment Date and in Installments every monthly anniversary, or next business day, thereafter.

You may Request to change the Installment Frequency Option starting on each Ratchet Date during the GAW Phase.

Great-West may allow Installments that in total over the year are less than the GAW. If the total GAW amount is not taken as Installments, the amount not taken does not increase future GAW amounts.

Lump Sum Distribution Option

At any time during the GAW Phase, if you are receiving Installments more frequently than annually, you may elect to take a lump sum Distribution up to the remaining scheduled amount of the GAW for that year.

Numerical Example of Lump Sum Distribution

Assume the following:

GAW = $4,800 with a monthly distribution of $400

Three monthly Installments have been made (3 x $400 = $1,200)

Remaining GAW = GAW – paid Installments to date = $4,800 - $1,200 = $3,600

So, a Lump Sum Distribution of $3,600 may be taken.

Suspending and Re-Commencing Installments After a Lump Sum Distribution

It is your responsibility to Request the suspension of the remaining Installments that are scheduled to be paid during the year until the next Ratchet Date. If you choose not to suspend the remaining Installments for the year, an Excess Withdrawal may occur. See “Effect of Excess Withdrawals During the GAW Phase” below.

After receiving a Lump Sum Distribution and suspending Installments, you must notify Great-West that you wish to recommence Installment payments for the next year. Great-West must receive notice 30 calendar days before the next Ratchet Date that you wish to recommence payments; otherwise, Great-West will not make any Installments. The Ratchet Date will not change if Installments are suspended.

You are solely responsible for any adverse consequences that may result from any Distributions or withdrawals. You should consult with a financial advisor prior to making any withdrawals.

Ratchet to Benefit Base During the GAW Phase

Once a year, on your Ratchet Date, we will review your GAW and may make an adjustment by increasing your GAW amount. This adjustment, if applicable, will be made by a Ratchet. Just like the Accumulation Phase, we will compare the Covered Fund Value to determine if it exceeds the Benefit Base. If so, we will adjust the Benefit Base to equal the Covered Fund Value.

On each Ratchet Date, the Benefit Base automatically adjusts to the greater of:

(a) the current Benefit Base; or

(b) the current Covered Fund Value.

GAWs will adjust annually on the Ratchet Date based on the new Benefit Base. This information will be reflected in your quarterly statement and online.

Installments will not change unless Requested by the Owner. You may Request to change your Installments at the time you elect your GLWB Rider by providing standing instructions to maximize your Installments, or at any time before your next Ratchet Date by contacting the Retirement Resource Operations Center.

Reset of the GAW% During the GAW Phase

Annually, Great-West shall multiply the Covered Fund Value, subject to the Benefit Base Cap, as of the Ratchet Date by the Attained Age GAW% (based on your or the younger Joint Covered Person’s Attained Age on the Ratchet Date) and determine if it is higher than the current Benefit Base multiplied by the current GAW%. Great-West will then provide the Owner with the result of this calculation. This information will be reflected in your quarterly statement and online.

Installments will not change unless Requested by the Owner. You may Request to change your Installments at the time you elect your GLWB Rider by providing standing instructions to maximize your Installments, or at any time before your next Ratchet Date by contacting the Retirement Resource Operations Center.

If beneficial, the current GAW% will change to the Attained Age GAW% and the Benefit Base will change to the current Covered Fund Value as of the Ratchet Date. If the Reset takes effect, it will be effective on the Ratchet Date as the Ratchet Date does not change due to Reset.

Example:	If	(Attained Age GAW%) x (Covered Fund Value as of Ratchet Date) is greater than (Current GAW%) x (Current Benefit Base)

	Then	(Attained Age GAW%) x (Covered Fund Value as of Ratchet Date) becomes new GAW and (Covered Fund Value) = (New Benefit Base)

Numerical Example When Reset is Beneficial:

Age at Initial Installment Date = 60

Attained Age = 70

Covered Fund Value = $120,000

Current Benefit Base = $125,000

Current GAW% before Ratchet Date = 4%

Attained Age GAW% after Ratchet Date = 5.5%

(Current GAW%) x (Current Benefit Base) = 4% x $125,000 = $5,000

(Attained Age GAW%) x (Covered Fund Value) = 5.5% x $120,000 = $6,600

So     New GAW is $6,600

New Benefit Base is $120,000

New GAW% of 5.5% will take effect.

Numerical Example When Reset is NOT Beneficial:

Age at Initial Installment Date = 60

Attained Age = 70

Covered Fund Value = $75,000

Current Benefit Base = $125,000

Current GAW% before Ratchet = 4%

Attained Age GAW% after Ratchet Date = 5.5%

(Current GAW%) x (Current Benefit Base) = 4% x $125,000 = $5,000

(Attained age withdrawal %) x (Covered Fund Value) = 5.5% x $75,000 = $4,125

So    Because $4,125 is less than current GAW of $5,000, no Reset of the GAW% will take effect.

Additional GLWB Rider Contributions During the GAW Phase

Additional GLWB Rider Contributions made after the Initial Installment Date will increase the Benefit Base dollar-for-dollar on the date the GLWB Rider Contribution is made and will increase the GAW amount for the current year.

To calculate the new GAW amount, we multiply the new Benefit Base by the current GAW%.

Installments will not change unless Requested by the Owner. You may Request to change your Installments at the time you elect your GLWB Rider by providing standing instructions to maximize your Installments, or at any time before your next Ratchet Date by contacting the Retirement Resource Operations Center.

Payments on Death During GAW Phase

If an Owner Dies After the Initial Installment Date as a Single Covered Person for Non-Qualified Annuity Contracts

If an Owner dies after the Initial Installment Date without a second Covered Person, the GLWB will terminate and no further Installments will be paid. If the death occurs before the GLWB Settlement Phase, the remaining Covered Fund Value will be liquidated and will be transferred into the Schwab Government Money Market Sub-Account, and distributed to the Beneficiary. If permitted by the Contract and the Code, if applicable, the Beneficiary may elect to have a new Contract issued with the Beneficiary as the sole Owner and Covered Person, in which event an initial Benefit Base shall be established and he or she will be subject to all terms and conditions of the Contract and the Code, if applicable. Any election made by the Beneficiary is irrevocable.

If an Owner Dies After the Initial Installment Date while Second Covered Person is Living for Non-Qualified Annuity Contracts

Upon the death of an Owner after the Initial Installment Date, and while a second Covered Person who was legally married to the deceased Owner under applicable state law on the date of death is still living, the surviving Covered Person will become the sole Owner and Beneficiary (if permitted by the terms of the Contract and the Code, if applicable), and he or she will acquire all rights under the Contract and will continue to receive GAWs based on the deceased Owner’s election. Installments may continue to be paid to the surviving Covered Person based on the GAW% for Joint Covered Persons. Installments will continue to be paid to the surviving Covered Person until his or her death and, upon death, the surviving Covered Person’s beneficiary will receive any remaining Covered Fund Value if such death occurs before the GLWB Settlement Phase. Alternatively, the surviving Covered Person may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution. In either situation the Ratchet Date will be the date when the Annuity Account is established.

To the extent the surviving Covered Person/Beneficiary becomes the sole Owner, he or she will be subject to all terms and conditions of the Contract, the GLWB Rider and the Code, if applicable.

Any election made by the Beneficiary pursuant to this section is irrevocable.

If the Owner Dies After the Initial Installment Date as a Single Covered Person for Qualified Annuity Contracts

If the Owner dies after the Initial Installment Date without a second Covered Person, the GLWB will terminate and no further Installments will be paid. If the death occurs before the GLWB Settlement Phase, the remaining Covered Fund Value shall be distributed to the Beneficiary in accordance with the terms of the Contract. If permitted by the Contract and the Code, the Owner’s Beneficiary may elect to continue the Contract in which event an initial Benefit Base shall be established and he or she will be subject to all terms and conditions of the GLWB Rider and the Code. Any election made by the Beneficiary is irrevocable.

If the Owner Dies After the Initial Installment Date while Second Covered Person is Living for Qualified Annuity Contracts

Upon the death of an Owner after the Initial Installment Date, and while the second Covered Person is still living, the second Covered Person/Beneficiary may elect to become an Owner (if permitted by the Contract and the Code) and he or she will acquire all rights under the GLWB Rider and continue to receive GAWs based on the original Owner’s election. Installments may continue to be paid to the surviving Covered Person based on the GAW% for Joint Covered Persons. Installments will continue to be paid to the surviving Covered Person until his or her death and, upon death, the surviving Covered Person’s beneficiary will receive any remaining Covered Fund Value. Alternatively, he or she may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to become an Owner. In either situation the Ratchet Date will be the date when the Account is established.

To the extent the Beneficiary becomes an Owner, he or she will be subject to all terms and conditions of the GLWB Rider and the Code.

Effect of Excess Withdrawals During the GAW Phase

After the Initial Installment Date, the portion of Distributions or Transfers that, combined with all other amounts, exceeds the GAW amount will be considered an Excess Withdrawal. The Benefit Base will be adjusted by the ratio of the new Covered Fund Value (after the Excess Withdrawal) to the previous Covered Fund Value (before the Excess Withdrawal). If an Excess Withdrawal occurs, the GAW and current Benefit Base will be adjusted on the next Ratchet Date.

If an Owner Requests a Distribution or Transfer over the telephone, Great-West will advise the Owner whether such Distribution or Transfer will be considered an Excess Withdrawal and/or advise the maximum amount that he or she could receive prior to the Distribution or Transfer being considered an Excess Withdrawal. Alternatively, if an Owner makes a Request in writing, Great-West will advise the Owner that Excess Withdrawals could reduce future benefits by more than the dollar amount of the Excess Withdrawal and that the Owner may contact Great-West by telephone to determine whether, as of the date of the Request, the Requested Distribution or Transfer would be considered an Excess Withdrawal. The actual dollar effect of such Distribution or Transfer will be determined as of the date that Great-West receives the Request, subject to the terms set forth in the written Request.

Numerical Example:

Covered Fund Value before GAW =	$55,500

Benefit Base =	$100,000

GAW % =	5.5%

GAW Amount =	$100,000 x 5.5% = $5,500

Total annual withdrawal: $10,500

Excess Withdrawal =	$10,500 – $5,500 = $5,000

Covered Fund Value after GAW =	$55,500 – $5,500 = $50,000

Covered Fund Value after Excess Withdrawal =	$50,000 – $5,000 = $45,000

Adjustment due to Excess Withdrawal =	$45,000/$50,000 = 0.90

Adjusted Benefit Base =	$100,000 x 0.90 = $90,000

Adjusted GAW Amount =	$90,000 x 5.5% = $4,950

(Assuming no GAW increase on succeeding Ratchet Date)

GLWB Settlement Phase

The GLWB Settlement Phase begins when the Covered Fund Value has reduced to zero as a result of negative Covered Fund performance, payment of the Guarantee Benefit Fee, certain other fees (e.g., Mortality and Expense fees, advisory fees or asset management fees), and/or GAWs, but the Benefit Base is still positive.

When the GLWB Settlement Phase begins, if the remaining Covered Fund Value is less than the amount of the final Installment in the GAW Phase, Great-West will pay the remaining balance of the Installment within 7 days from the Installment Date. Installments continue for your life under the terms of the GLWB Rider, but all other rights and benefits under the GLWB Rider will terminate. Installments will continue in the same frequency as previously elected, and cannot be changed during the Settlement Phase. During the Settlement Phase, Installments from one anniversary to the next will equal the Guaranteed Annual Withdrawal Amount.

Distributions and Transfers are not permitted during the Settlement Phase.

During the Settlement Phase, the Guarantee Benefit Fee will not be deducted. When the last Covered Person dies during the Settlement Phase, the Rider will terminate and no Installments will be paid to the Beneficiary.

Divorce and the Income Segment

Divorce During the GLWB Accumulation Phase – Non-Qualified Annuity Contracts

If the Annuity Account is transferred or split pursuant to a settlement agreement or a court-issued divorce Decree before the Initial Installment Date, the Owner(s) must immediately notify us and provide a copy of the Decree and any other information that we may require.

If the former Spouse of the Owner becomes the sole Owner of the Annuity Account by a settlement agreement or a court-issued divorce Decree, the Owner may request that the Contract be reissued with the former Spouse as the sole Owner, otherwise the Contract and GLWB Rider will be terminated. If the Contract is so reissued, the current Benefit Base will be maintained.

If the Annuity Account is divided between the Owner and the Owner’s former Spouse by a settlement agreement or a court-issued divorce Decree, the Owner(s) may request that the Contract be reissued as one new Contract with one of the former Spouses as sole Owner and Covered Person, or as two new Contracts, each with one of the former Spouses as Owner and Covered Person. Otherwise the Contract and GLWB Rider will be terminated. If the Contract is reissued as one new Contract, the Benefit Base will be proportionate to the share of the Covered Fund Value allocated to the former Spouse as of the date of reissuance. If the Contract is reissued as two new Contracts, the Benefit Base will be divided in the same proportion as the respective Covered Fund Values as of the date of reissuance.

Divorce During the GLWB Accumulation Phase – Qualified Annuity Contracts

Pursuant to Section 408(d)(6) of the Code and the regulations thereunder, Great-West will make payment to the Alternate Payee and/or establish an Annuity Account on behalf of the Alternate Payee named in a Decree received during the GLWB Accumulation Phase. The Alternate Payee shall be responsible for submitting a Request to begin Distributions in accordance with the Code.

If the Alternate Payee named in the Decree is the Owner’s Spouse during the Accumulation Phase, he or she may elect to become an Owner, either by maintaining the current Benefit Base of the previous Owner, divided pursuant to the terms of the Decree, or establishing a new Benefit Base based on the current Covered Fund Value on the date his or her Annuity Account is established and he or she will continue as an Owner. If the Alternate Payee elects to maintain the current Benefit Base, the Benefit Base will be divided between the Owner and the Alternate Payee in the same proportion as their respective Covered Fund Values pursuant to the terms of the Decree In either situation, the Alternate Payee’s Election Date shall be the date the Annuity Account is established.

To the extent that the Alternate Payee becomes an Owner, she or he will be subject to all terms and conditions of the Contract.

Any election made by the Alternate Payee pursuant to this section is irrevocable.

Divorce During the GAW Phase – Non-Qualified Annuity Contracts

If the Annuity Account is transferred or split pursuant to a settlement agreement or a court-issued divorce Decree after the Initial Installment Date but before the GLWB Settlement Phase, the Owner(s) must immediately notify Great-West and provide the information that Great-West requires.

Pursuant to the agreement or decree, if there is a single Covered Person, the Benefit Base and GAW will be divided between the Spouses in the same proportion as their respective Covered Fund Values as of the effective date of the agreement or decree. The Owner may continue to receive proportional GAWs after the Annuity Accounts are split. The former Spouse may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to become and Owner and receive his or her proportional GAWs.

Pursuant to the agreement or decree, if there are two Covered Persons, the Benefit Base and GAW will be divided in the same proportion as their respective Covered Fund Values as of the effective date of the agreement or decree. The Owner may continue to receive the proportional GAWs after the Annuity Accounts are split, based on the amounts calculated pursuant to the Joint Covered Persons GAW%. The former Spouse may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to continue proportionate GAWs in the GAW Phase based on the amounts calculated pursuant to the Joint Covered Persons GAW% after the Annuity Accounts are split. A new Installment anniversary date will be established for the former Spouse on the date the Annuity Accounts are split.

In the alternative, the former Spouse may establish a new GLWB in the Accumulation Phase with the Benefit Base based on the current Covered Fund Value on the date his or her Annuity Account is established.

To the extent that the former Spouse becomes an Owner, he or she will be subject to all terms and conditions of the GLWB Rider and the Code.

Any election made by the former Spouse pursuant to this section is irrevocable.

Divorce During the GAW Phase – Qualified Annuity Contracts

Pursuant to Section 408(d)(6) of the Code and the regulations thereunder, Great-West will make payment to the Alternate Payee and/or establish an Annuity Account on behalf of the Alternate Payee named in a Decree approved during the GAW Phase. The Alternate Payee shall be responsible for submitting a Request to begin Distributions in accordance with the Code.

Pursuant to the instructions in the Decree, if there is a single Covered Person, the Benefit Base and GAW will be divided in the same proportion as their respective Covered Fund Values as of the effective date of the Decree. The Owner may continue to receive the proportional GAWs after the Annuity Accounts are split. If the Alternate Payee is the Owner’s Spouse, he or she may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to become an Owner.

Pursuant to the instructions in the Decree, if there are two Covered Persons, the Benefit Base and GAW will be divided in the same proportion as their respective Covered Fund Values as of the effective date of the Decree. The Owner may continue to receive the proportional GAWs after the Annuity Accounts are split, based on the amounts calculated pursuant to the Joint Covered Persons GAW%. If the Alternate Payee is the Owner’s Spouse, he or she may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to continue proportionate GAWs in the GAW Phase based on the amounts calculated pursuant to the Joint Covered Persons GAW% after the Annuity Accounts are split. A new Installment anniversary date will be established for the Alternate Payee on the date the Annuity Accounts are split.

In the alternative, the Alternate Payee may establish a new GLWB in the Accumulation Phase with the Benefit Base based on the current Covered Fund Value on the date his or her Annuity Account is established.

To the extent that the Alternate Payee becomes an Owner, he or she will be subject to all terms and conditions of the GLWB Rider and the Code.

Any election made by the Alternate Payee pursuant to this section is irrevocable.

Divorce During the GLWB Settlement Phase

If a Request is made in connection with a divorce, Great-West will divide the Installment pursuant to the terms of any settlement or divorce decree. Installments will continue pursuant to the lives of each payee.

Termination of the GLWB Rider

The GLWB Rider will terminate upon the earliest of:

(a)  the date of death of the Owner if there is no surviving Covered Person;

(b)  the date there is no longer a Covered Person under the GLWB Rider;

(c)  the date the Contract is terminated;

(d)  the date the Benefit Base is reduced to zero prior to the GLWB Settlement Phase due to one or more Excess Withdrawals;

(e)  the Annuity Commencement Date, if no Installments have been taken;

(f)   when the Guarantee Benefit Fee is not received by Great-West, when due; or

(g)  upon a change in ownership or assignment unless the new Owner or assignee assumes full ownership and is the surviving Spouse of the Owner or if a former Spouse of the Owner becomes the sole Owner pursuant to a settlement agreement or court-issued divorce decree.

If the GLWB is cancelled, the Benefit Base, GAW and any other benefit accrued or received under the GLWB shall terminate. The Owner may not make any subsequent Transfers or GLWB Rider Contributions into the same Covered Fund until at least ninety (90) calendar days after termination of the GLWB, at which point a new GLWB Rider Election Date shall be recorded. In such an event, the Benefit Base will be based on the current Covered Fund Value on the date the new GLWB is established.

We will not provide Owners with notice prior to termination of the Contract or GLWB Rider and the Guarantee Benefit Fee will not be refunded upon termination of the GLWB Rider.

You should consult with your financial professional to assist you in determining whether the GLWB Rider is suited for your financial needs and investment risk tolerance. Adding the GLWB Rider to your Contract may not be in your interest since all conditions of the Rider must be met, an additional annual fee is imposed and a Covered Person must remain living for you to receive certain benefits. Furthermore, the GLWB Rider contains different investment options (Covered Funds) and special investment limitations with conditions than otherwise available under the Contract. You should carefully consider each of these factors before deciding if a GLWB Rider is suitable for your needs, especially at older ages.

The applicable GAW% and Joint GAW% are shown in the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract, rather than at the time you select a GLWB Rider. If you would like more information on the GLWB Rider, the GAW%, or the Joint GAW% applicable to you, or for a copy of the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract, please contact our Retirement Resource Operations Center. For the GAW% and Joint GAW% applicable to applications signed prior to May 1, 2017, please see “Guaranteed Lifetime Withdrawal Benefit,” above.

Seek Tax Advice

The following discussion of the federal income tax consequences is only a brief summary of general information and is not intended as tax advice to any individual. The federal income tax consequences discussed here reflect our understanding of current law and the law may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on your individual circumstances or the circumstances of the person who receives the distribution.

You should consult a tax advisor for further information.

Federal Tax Matters

The following discussion is a general description of federal income tax considerations relating to the Contract and is not intended as tax advice. This discussion assumes that the Contract qualifies as an annuity contract for federal income tax purposes. This discussion is not intended to address the tax consequences resulting from all situations. If you are concerned about the tax implications relating to the ownership or use of the Contract, you should consult a competent tax advisor as to how the tax rules apply to you before initiating any transaction.

This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the IRS. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

Because tax laws, rules, and regulations are constantly changing, we do not make any guarantees about the Contract’s tax status.

Taxation of Annuities

Section 72 of the Code governs the taxation of annuities. An owner who is a “natural person” will not generally be taxed on increases, if any, in the value of the Annuity Account Value until all or part of the Annuity Account Value is distributed (for example, withdrawals, GAW payments or annuity payouts under the annuity payout option elected). Under a Grantor Trust, the Grantor(s), who must be a natural person(s), is treated as the Owner of the Contract for tax purposes. The taxable portion of a distribution (in the form of a single sum payout, a withdrawal, a GAW payment or an annuity) is taxable as ordinary income.

If the Owner of a Contract is a non-natural person (for example, a corporation, partnership, limited liability company or trust), the Owner must generally include in income any increase in the excess of the Annuity Account Value over the “investment in the Contract” (discussed below) during each taxable year. The rule generally does not apply, however, where the non-natural person is only the nominal Owner of a Contract and the beneficial Owner is a natural person.

This rule also does not apply where:

•       The Contract is acquired by the estate of a decedent.

•       The Contract is a qualified funding asset for a structured settlement.

•       The Contract is an immediate annuity.

The following discussion generally applies to a Contract owned by a natural person.

Withdrawals

Partial withdrawals, including GAW payments and periodic withdrawals that are not part of an annuity payout, are generally treated as taxable income to the extent that the Annuity Account Value immediately before the withdrawal exceeds the “investment in the Contract” at that time. Full surrenders are treated as taxable income to the extent that the amount received exceeds the “investment in the Contract.” The taxable portion of any withdrawal is taxed at ordinary income tax rates.

The IRS has not provided guidance as to the tax treatment of the charge for the GLWB (the Guarantee Benefit Fee) under the Contract. The IRS could treat the deduction of the Guarantee Benefit Fee from the Covered Fund Value (for applications signed before May 1, 2017) or the Benefit Base (for applications signed on or after May 1, 2017) as a deemed withdrawal from the contract subject to current income tax to the extent the amount deemed received exceeds the investment in the Contract and, if applicable, the 10% premature distribution penalty tax. We do not currently report charges for the GLWB as withdrawals, but we will do so in the future if the IRS requires that we do so.

Annuity Payouts

Although the tax consequences will vary depending on the annuity form elected under the Contract, in general, only the portion of the annuity payout that exceeds the exclusion amount will be taxed. The exclusion amount is generally determined by a formula that establishes the ratio of the “investment in the Contract” to the expected return under the Contract. For variable annuity payouts, in general there is no tax on the portion of each payout which represents the same ratio that the “investment in the Contract” allocated to the variable annuity payouts bears to the number of payouts expected to be made (determined by Treasury Department regulations which take into account the Annuitant’s life expectancy and the form of annuity benefit selected). However, the remainder of each annuity payout is taxable. Once the “investment in the Contract” has been fully recovered, the full amount of any additional annuity payouts is taxable. If the annuity payments stop as a result of an Annuitant’s death before full recovery of the “investment in the Contract,” you should consult a competent tax advisor regarding the deductibility of the unrecovered amount.

Under a tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives or for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals.

The taxable portion of any annuity payout is taxed at ordinary income tax rates.

Penalty Tax

There may be a federal income tax penalty imposed equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:

•       Made on or after the date on which the Owner reaches age 59 1⁄2.

•       Made as a result of death or disability of the Owner.

•       Received in substantially equal periodic payouts (at least annually) for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the Beneficiary.

Similar penalties are imposed on premature distributions from Qualified Annuity Contracts. For more details regarding this penalty tax and other exemptions that may be applicable, consult a competent tax advisor.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the Contract because of the death of an Owner. Generally such amounts are included in the income of the recipient as follows:

•       If distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above.

•       If distributed under an annuity form, they are taxed in the same manner as annuity payouts, as described above.

Distribution at Death

For a Non-Qualified Annuity Contract to be treated as an annuity contract for federal income tax purposes, the terms of the Contract must provide the following two distribution rules:

•       If the Owner dies before the date annuity payouts start, the entire Annuity Account Value must generally be distributed within five years after the date of death. If payable to a designated Beneficiary, the distributions may be paid over the life of that designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, so long as payouts start within one year of the Owner’s death. If the sole designated Beneficiary is the Owner’s Spouse, the Contract may be continued in the name of the Spouse as Owner.

•       If the Owner dies on or after the date annuity payouts start, and before the entire interest in the Contract has been distributed, payments under the Contract must continue on the same or on a more rapid schedule than that provided for in the method in effect on the date of death.

See the discussion below for Required Minimum Distributions from Qualified Annuity Contracts.

Diversification of Investments

For a Non-Qualified Annuity Contract to be treated as an annuity for federal income tax purposes, the investments of the Sub-Accounts must be “adequately diversified” in accordance with Treasury Department Regulations. If the Series Account or a Sub-Account failed to comply with these diversification standards, a Non-Qualified Annuity Contract would not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxable currently on the excess of the Annuity Account Value over the “investment in the Contract.”

Although we may not control the investments of the Covered Fund or the Portfolios, we expect that the Covered Fund and the Portfolios will comply with such regulations so that the Sub-Accounts will be considered “adequately diversified.” Owners bear the risk that the entire Non-Qualified Annuity Contract could be disqualified as an annuity under the Code due to the failure of the Series Account or a Sub-Account to be deemed to be adequately diversified.

Owner Control

In connection with its issuance of temporary and proposed regulations under Section 817(h) in 1986, the Treasury Department announced that those regulations did not “provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company to be treated as the owner of the assets in the account” (which would result in the current taxation of the income on those assets to the Owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. We do not believe that the ownership rights of an Owner under the Contract would result in any Owner being treated as the owner of the assets of the Contract under Rev. Rul. 2003-91. However, we do not know whether the IRS will provide additional guidance on this issue and what standards that guidance may contain. Therefore, we reserve the right to modify the Contract as necessary to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Contract.

Multiple Contracts

All deferred, Non-Qualified Annuity Contracts that Great-West (or our affiliates) issues to the same Owner during any calendar year must be treated as a single annuity contract for purposes of determining the taxable amount.

Withholding

Distributions generally are subject to withholding at rates that vary according to the type of distribution and the recipient’s tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions.

Section 1035 Exchanges

Code Section 1035 provides that no gain or loss shall be recognized on the exchange of one annuity contract for another. Generally, an annuity contract issued in an exchange for another annuity contract is treated as new for purposes of the penalty and distribution at death rules.

If the initial Contribution is made as a result of an exchange or surrender of another annuity contract, we may require you to inform us regarding the federal income tax status of the previous annuity contract.

In Revenue Procedure 2011-38, the IRS eased the restrictions on when a partial transfer between annuity contracts will be treated as a tax-free exchange under Code Section 1035. The original restrictions were imposed by Revenue Procedure 2008-24, which set forth the circumstances under which a direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract would be treated by the IRS as a tax-free exchange.

Under Rev. Proc. 2011-38:

1.      The period of time in which cash can be withdrawn from either contract after a partial transfer has been significantly shortened from 12 months beginning on the date of the transfer to 180 days, and

2.      Annuity payments that satisfy the partial annuitization rule of Code Section 72(a)(2) will not be treated as a distribution from either the old or new contract.

Rev. Proc. 2011-38 is effective for transfers that are completed on or after October 24, 2011.

Please discuss any tax consequences concerning any contemplated or completed transactions with a competent tax advisor.

Assignment, Transfer or Exchange of the Contract

Unless otherwise required by the state in which the Contract is issued, the Owner may not be changed and the Contract may not be transferred, sold, assigned, pledged, charged, encumbered, or in any way alienated.

In certain states the Contract permits you to assign your interest in the Contract. In such states, you must submit to us an original or certified copy of the assignment. Once we record the assignment, the Owner’s rights and those of the Beneficiary are subject to the assignment. We are not responsible for the validity of any assignment. In these states, an assignment of the Contract will result in termination of the GLWB Rider except in certain circumstances. See “Termination of the GLWB Rider” above.

The designation of an Annuitant or other Beneficiary who is not also the Owner may result in adverse tax consequences that are not discussed in this Prospectus.

Investment Income Surtax

In taxable years beginning in 2013, distributions from Non-Qualified Annuity Contracts are considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals, trusts, and estates whose income exceeds certain threshold amounts as follows: an amount equal to the lesser of (a) “net investment income”; or (b) the excess of a taxpayer’s modified adjusted gross income over a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 for everyone else). “Net investment income” is defined for this purpose as including the excess (if any) of gross income from annuities over allowable deductions, as such terms are defined in the Health Care and Education Reconciliation Act of 2010. The term net investment income excludes any distribution from an IRA or certain other retirement plans or arrangements. The IRS has issued regulations implementing this new provision of the law. Please consult the impact of the Investment Income Surtax on you with a competent tax advisor.

Domestic Partnerships, Civil Unions and Same-Sex Marriages

The Internal Revenue Service’s Revenue Ruling 2013-17 holds that for all federal tax purposes, including income, gift and estate tax, the IRS will recognize same-sex marriages that are legally valid in the state where the couple married, regardless of whether the state in which the couple currently resides would recognize the marriage. In the 2015 case, Obergefell v. Hodges, the U.S. Supreme Court required all states to issue marriage licenses to same-sex couples and to recognize same-sex marriages validly performed in other jurisdictions. For federal tax purposes, the term ’marriage’ does not include registered domestic partnerships, civil unions, or other similar formal relationships recognized under state law that are not denominated as a marriage under that state’s law. Therefore, domestic partners and individuals in civil unions are not treated as Spouses under this Contract. You are strongly encouraged to consult with a competent tax advisor for additional information on your state’s law regarding civil unions and same-sex marriages.

Qualified Annuity Contracts

Notwithstanding any provision of the Contract or GLWB Rider, certain provisions apply to Contracts intended to qualify as Individual Retirement Annuities under section 408(b) of the Code or Roth Individual Retirement Annuities under section 408A of the Code:

•      Only the Owner may be the Annuitant of the Contract;

•      Only one Owner may be established under the Contract;

•      The Contract will be established for the exclusive benefit of the Owner and the Beneficiary;

•      The entire interest of the Owner is non-forfeitable;

•      The Contract is non-transferable. The Owner may not borrow any money under the Contract or pledge it as security for a loan. The Owner may not sell, assign or transfer the Contract, unless permitted by a Divorce or Separation Decree.

•      Separate records will be maintained for the interest of each Owner. Great-West will furnish an annual calendar year report on the status of the Contract and such information concerning required minimum distributions as is prescribed by the Commissioner of Internal Revenue.

Contributions to Qualified Annuity Contracts

Except in the case of a “rollover contribution” as permitted by sections 402(c), 402(e)(6), 403(a)(4), 403(b)(8) 403(b)(10) 408(d)(3) or 457(e)(16) of the Code or a Contribution made in accordance with the terms of a Simplified Employee Pension (SEP), as described in Code Section 408(k), Contributions will only be accepted if they are in cash. The total of such Contributions shall not exceed the maximum as Section 219(b)(5)(A) of the Code may allow, for any taxable year, regardless of whether such Contributions are deductible by the Owner under Section 219(b)(1) of the Code. In the case of an individual who is age 50 or older, the annual cash Contribution limit is increased by the amount as Section 219(b)(5)(B) of the Code may allow for any taxable year.

You have the sole responsibility for determining whether any premium payment meets applicable income tax requirements.

Required Minimum Distributions from Qualified Annuity Contracts

It is the responsibility of the Owner to Request payments in accordance with the minimum distribution requirements of the Code. Great-West is not responsible for any penalties resulting from a failure to Request timely payments in the proper amount. Required Minimum Distributions (“RMDs”) made from the GLWB Rider will only be made in a manner consistent with the required minimum distribution rules or other provisions of the Code. The Owner must begin to take payments which satisfy the minimum distribution requirements of the Code no later than April 1 of the calendar year following the calendar year in which the Owner attains age 70 1⁄2. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.

Any RMD during the GLWB Accumulation Phase will be considered an Excess Withdrawal.

During the GAW Phase, RMDs will not be considered to be Excess Withdrawals if the required minimum distribution causes the total Distributions to exceed the GAW amount to the extent the RMD amount is attributable to the Covered Fund.

You should consult a tax advisor regarding withdrawals to satisfy his or her RMD amount.

Distributions Before Death in Qualified Annuity Contracts

Notwithstanding any provision of the Contract, GLWB Rider or Endorsement to the contrary, the distribution of the individual’s interest in the Qualified Annuity Contract shall be made in accordance with the requirements of Section 408(b)(3) of the Code and the regulations thereunder. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.

The Owner’s entire interest in the Contract must be distributed, or begin to be distributed, by the Owner’s required beginning date, which is April 1 of the calendar year following the calendar year in which the Owner reaches age 70 1⁄2. For that year, and each succeeding year, a distribution must be made on or before December 31. By the required beginning date, the Owner may elect to have the balance in the Contract distributed in one of the following forms:

(a)  a single sum payment;

(b)  equal or substantially equal payments no less frequently than annually over the life of the Owner;

(c)  equal or substantially equal payments no less frequently than annually over the lives of the Owner and the designated Beneficiary;

(d)  equal or substantially equal payments no less frequently than annually over a period not extending beyond the Owner’s life expectancy; or

(e)  equal or substantially equal payments no less frequently than annually over a period not extending beyond the joint life and last survivor expectancy of the Owner and the designated Beneficiary.

All distributions made hereunder shall be made in accordance with section 401(a)(9) of the Code, including the incidental death benefit requirements, and any other applicable regulations.

If payment is not to be made in the form of periodic annuity payments on an irrevocable basis (except for acceleration), the amount to be distributed each year, beginning with the first calendar year for which distributions are required and then for each succeeding calendar year will be determined under the applicable provisions of the Code and the implementing regulations.

Distributions Upon Death in Qualified Annuity Contracts

Distributions beginning before death. If the Owner dies after distribution has begun, the remaining portion of such interest will continue to be distributed at least as rapidly as under the method of distribution being used prior to the individual’s death.

Distributions beginning after death. If the Owner dies before distribution has begun, distribution of the individual’s entire interest shall be completed by December 31 of the calendar year containing the fifth anniversary of the individual’s death unless an election is made to receive distribution in accordance with (1) or (2) below:

1)  If the Owner’s interest is payable to a designated Beneficiary, then the entire interest of the individual may be distributed in equal or substantially equal payments over the life or over a period certain not greater than the life expectancy of the designated Beneficiary commencing on or before December 31 of the calendar year immediately following the calendar year in which the Owner died.

2)  If the designated Beneficiary is the Owner’s surviving Spouse, the date distributions are required to begin in accordance with (1) above shall not be earlier than the later of (A) December 31 of the calendar year immediately following the calendar year in which the individual died or (B) December 31 of the calendar year in which the individual would have attained age 70 1⁄2.

3)  If the designated Beneficiary is the Owner’s surviving Spouse, the Spouse may treat the Contract as his or her own Qualified Annuity Contract. This election will be deemed to have been made if such surviving Spouse makes a regular Contribution to the Contract, makes a rollover to or from such Contract, or fails to elect any of the above provisions.

Life expectancy is computed by use of the single life table in Q&A 1 of Section 1.401(a)(9)-9 of the regulations. If distributions are being made to a surviving Spouse as the sole designated Beneficiary, such Spouse’s remaining life expectancy for a year is the number in the single life table corresponding to such Spouse’s age in each year after the calendar year of the Owner’s death. In all other cases, remaining life expectancy for a year is the number in the single life table corresponding to the Beneficiary’s age in the year following the calendar year of the individual’s death and reduced by 1 for each subsequent year.

Distribution of the Contracts

We offer the Contract on a continuous basis. We have entered into a distribution agreement with Charles Schwab & Co., Inc. (“Schwab”) and GWFS. Contracts are sold to clients of registered investment advisers in those states where the Contract may lawfully be sold by licensed insurance agents who are registered representatives. Schwab is registered as a broker/dealer under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and is a member of FINRA. Schwab’s principal offices are located at 211 Main Street, San Francisco, California 94105.

GWFS is the principal underwriter and distributor of the Contracts and is a wholly-owned subsidiary of Great-West. GWFS is registered with the SEC as a broker/dealer under the Exchange Act and is a member of FINRA. Its principal offices are located at 8515 East Orchard Road, Greenwood Village, Colorado, 80111.

Great-West (or its affiliates, for purposes of this section only, collectively, “the Company”) pays Schwab compensation for the promotion and sale of the Contract as described below. Compensation paid to Schwab is not paid directly by the Owner or the Series Account. The Company intends to fund this compensation through fees and charges imposed under the Contract and payable to the Company, and from profits on payments received by the Company from Portfolios’ advisers or administrators for providing administrative, marketing, and other support and services to the Portfolios. See “Expenses of the Portfolios” above. The Company pays a portion of these proceeds to Schwab for distribution services.

As compensation for distribution services and some Contract administrative services, the Company pays Schwab an annual fee equal to 0.14% of average daily Series Account assets. In addition, the Company pays Schwab amounts it receives from Portfolios for providing administrative and distribution related services. These amounts vary from Portfolio to Portfolio, but the combined compensation generally ranges up to 0.60% annually of the assets invested in the relevant Sub-Accounts. Due to the varying nature of this compensation, the annual rate paid under this fee alternative is higher for certain Sub-Accounts than for other Sub-Accounts. This may create a conflict of interest by influencing Schwab representatives to recommend certain Sub-Accounts over other Sub-Accounts. The Company also may pay a marketing allowance or allow other promotional incentives or payments to Schwab in the form of cash or other compensation, as mutually agreed upon by the Company and Schwab, to the extent permitted by FINRA rules and other applicable laws and regulations.

You should ask your Consultant or other Schwab representative for further information about what compensation he or she, or Schwab, may receive in connection with your purchase of a Contract.

Voting Rights

In general, you do not have a direct right to vote the Portfolio shares held in the Series Account. However, under current law, you are entitled to give us instructions on how to vote the shares. We will vote the shares according to those instructions at regular and special shareholder meetings. If the law changes and we can vote the shares in our own right, we may elect to do so.

Before the Annuity Commencement Date, you have the voting interest. The number of votes available to you will be calculated separately for each of your Sub-Accounts. That number will be determined by applying your percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. You hold a voting interest in each Sub-Account to which your Annuity Account Value is allocated. If you select a variable annuity option, the person receiving payments will have the voting interest, and the votes attributable to the Contract will decrease as annuity payouts are made.

The number of votes of a Portfolio will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Portfolio. Voting instructions will be solicited by communication prior to such meeting in accordance with procedures established by the respective Portfolios.

If we do not receive timely instructions or if Owners have no beneficial interest in shares held by us, we will vote according to the voting instructions as a proportion of all Contracts participating in the Sub-Account. Shares held by us will also be voted proportionately. The effect of proportional voting is that if a large number of Owners fail to give voting instructions, a small number of Owners may determine the outcome of the vote. If you indicate in your instructions that you do not wish to vote an item, we will apply your instructions on a pro rata basis to reduce the votes eligible to be cast.

Each person or entity having a voting interest in a Sub-Account will receive proxy material, reports, and other material relating to the appropriate Portfolio.

Please note, generally the Portfolios are not required to, and do not intend to, hold annual or other regular meetings of shareholders.

Owners have no voting rights in Great-West.

Rights Reserved by Great-West

We reserve the right to make certain changes we believe would best serve the interests of Owners and Annuitants or would be appropriate in carrying out the purposes of the Contract. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approval may not be required in all cases, however. Examples of the changes we may make include:

•      To operate the Series Account in any form permitted under the 1940 Act or in any other form permitted by law.

•      To Transfer any assets in any Sub-Account to another Sub-Account, or to one or more separate accounts; or to add, combine or remove Sub-Accounts of the Series Account.

•      To substitute, for the Portfolio shares in any Sub-Account, the shares of another Portfolio or shares of another investment company or any other investment permitted by law.

•      To cease accepting Contributions at any time for any reason.

•      To make any changes required by the Code or by any other applicable law in order to continue treatment of the Contract as an annuity.

•      To change the time or time of day that a valuation date is deemed to have ended.

•      To make any other necessary technical changes in the Contract in order to conform with any action the above provisions permit us to take, including changing the way we assess charges, without increasing them for any outstanding Contract beyond the aggregate amount guaranteed.

•      To limit the number of Contracts that you may purchase.

Legal Proceedings

Currently, the Series Account is not a party to, and its assets are not subject to any material legal proceedings. Further, Great-West is not currently a party to, and its property is not currently subject to, any material legal proceedings. The lawsuits to which Great-West is a party are, in the opinion of management, in the ordinary course of business, and are not expected to have a material adverse effect on the financial results, conditions, or prospects of Great-West.

Legal Matters

Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Contract has been provided by Carlton Fields Jorden Burt, P.A.

Commodity Exchange Act

Pursuant to Commodity Futures Trading Commission Rule 4.5, Great-West has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Therefore, it is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.

Cyber Security Risks

Because our variable annuity contract business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages and susceptible to operational and information security risks resulting from information system failures (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption, and destruction of data maintained online or digitally, denial of service on our website and other operational disruption, and unauthorized release of confidential Owner information. Such system failures and cyber-attacks affecting us, the Portfolios, intermediaries and other affiliated or third-party service providers may adversely affect us and your Annuity Account Value. For instance, system failures and cyber-attacks may interfere with our processing of Contract transactions, including the processing of Transfer Requests from our website or with the Portfolios, impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential Owner or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines, litigation, and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios underlying your Contract to lose value. There can be no assurance that we or the Portfolios or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.

Abandoned Property Requirements

Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity contracts) under various circumstances. This “escheatment” is revocable, however, and the state is obligated to pay the applicable proceeds if the property owner steps forward to claim it with the proper documentation. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information, and identifying information for the Owner, Annuitant, and Beneficiaries.

Independent Registered Public Accounting Firm and Independent Auditors

The financial statements and financial highlights of each of the investment divisions of the Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company of New York included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such financial statements have so been included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of Great-West Life & Annuity Insurance Company of New York included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing in the Registration Statement (which report expresses an unqualified opinion and includes an emphasis-of-matter paragraph referring to the financial statements which have been prepared from separate records maintained by the Company and may not necessarily be indicative of conditions that would have existed or the results of operations if the Company had been operated as an unaffiliated company). Such financial statements have so been included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

Available Information

You may request a free copy of the SAI. Please direct any oral, written, or electronic request for such documents to:

Retirement Resource Operations Center

P.O. Box 173920

Denver, CO 80217-3920

(800) 838-0650

AnnuityOperations@greatwest.com

The SEC maintains an Internet website (www.sec.gov) that contains the SAI and other information filed electronically by Great-West concerning the Contract and the Series Account.

You also can review and copy any materials filed with the SEC at its Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You may obtain information on the operation of the Public Reference room by calling the SEC at 1-800-SEC-0330.

The SAI contains more specific information relating to the Series Account and Great-West, such as:

•	general information;
•	Great-West Life & Annuity Insurance Company and the Variable Annuity-1 Series Account;
•	calculation of annuity payouts;
•	services;
•	withholding;
•	financial statements; and
•	historical guaranteed annual withdrawal percentages.

APPENDIX A

CONDENSED FINANCIAL INFORMATION

Selected Data for Accumulation Units outstanding Throughout Each Period

For the Periods Ended December 31

Investment Division (0.49)	2016	2015	2014
AB VPS GROWTH
Value at beginning of period	10.00
Value at end of period	12.10
Number of accumulation units outstanding at end of period	-
AB VPS REAL ESTATE INVESTMENT
Value at beginning of period	11.15	10.00
Value at end of period	11.96	11.15
Number of accumulation units outstanding at end of period	4,633	4,050
AB VPS SMALL/MID CAP VALUE
Value at beginning of period	9.84	10.00
Value at end of period	12.25	9.84
Number of accumulation units outstanding at end of period	4,005	3,531
ALGER CAPITAL APPRECIATION
Value at beginning of period	10.00
Value at end of period	10.01
Number of accumulation units outstanding at end of period	1,191
ALGER LARGE CAP GROWTH
Value at beginning of period	10.83	10.00
Value at end of period	10.69	10.83
Number of accumulation units outstanding at end of period	2,976	2,976
AMERICAN CENTURY INVESTMENTS VP BALANCED
Value at beginning of period	10.17	10.00
Value at end of period	10.83	10.17
Number of accumulation units outstanding at end of period	-	-
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE
Value at beginning of period	10.00
Value at end of period	13.08
Number of accumulation units outstanding at end of period	295
AMERICAN CENTURY INVESTMENTS VP VALUE
Value at beginning of period	10.00
Value at end of period	12.25
Number of accumulation units outstanding at end of period	1,192
AMERICAN FUNDS IS NEW WORLD
Value at beginning of period	10.00
Value at end of period	10.37
Number of accumulation units outstanding at end of period	265
BLACKROCK GLOBAL ALLOCATION
Value at beginning of period	10.00
Value at end of period	10.17
Number of accumulation units outstanding at end of period	-
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH
Value at beginning of period	10.00
Value at end of period	10.52
Number of accumulation units outstanding at end of period	-
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE
Value at beginning of period	10.00
Value at end of period	12.45
Number of accumulation units outstanding at end of period	392
DELAWARE VIP EMERGING MARKETS
Value at beginning of period	7.59	10.00
Value at end of period	8.61	7.59
Number of accumulation units outstanding at end of period	486	484
DELAWARE VIP SMALL CAP VALUE
Value at beginning of period	9.59	10.00
Value at end of period	12.54	9.59
Number of accumulation units outstanding at end of period	2,642	2,642
DEUTSCHE SMALL CAP INDEX VIP
Value at beginning of period	10.07	10.00
Value at end of period	12.13	10.07
Number of accumulation units outstanding at end of period	-	-
DIMENSIONAL VA US TARGETED VALUE
Value at beginning of period	9.56	10.00
Value at end of period	12.13	9.56
Number of accumulation units outstanding at end of period	3,443	577
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
Value at beginning of period	10.14	10.00
Value at end of period	10.25	10.14
Number of accumulation units outstanding at end of period	-	-
FRANKLIN SMALL CAP VALUE VIP
Value at beginning of period	9.18	10.00
Value at end of period	11.89	9.18
Number of accumulation units outstanding at end of period	4,719	4,734
GREAT-WEST ARIEL MID CAP VALUE
Value at beginning of period	10.00
Value at end of period	9.97
Number of accumulation units outstanding at end of period	850
GREAT-WEST LOOMIS SAYLES BOND
Value at beginning of period	10.00
Value at end of period	10.40

App A-1

Number of accumulation units outstanding at end of period	1,023
INVESCO V.I. COMSTOCK
Value at beginning of period	9.82	10.00
Value at end of period	11.47	9.82
Number of accumulation units outstanding at end of period	6,609	6,609
INVESCO V.I. GROWTH & INCOME
Value at beginning of period	10.22	10.00
Value at end of period	12.18	10.22
Number of accumulation units outstanding at end of period	12,109	10,994
INVESCO V.I. HIGH YIELD
Value at beginning of period	9.39	10.00
Value at end of period	10.40	9.39
Number of accumulation units outstanding at end of period	1,423	939
INVESCO V.I. INTERNATIONAL GROWTH
Value at beginning of period	9.32	10.00
Value at end of period	9.23	9.32
Number of accumulation units outstanding at end of period	6,527	6,527
INVESCO V.I. SMALL CAP EQUITY
Value at beginning of period	10.00
Value at end of period	11.05
Number of accumulation units outstanding at end of period	342
IVY FUNDS VIP INTERNATIONAL CORE EQUITY
Value at beginning of period	9.00	10.00
Value at end of period	9.06	9.00
Number of accumulation units outstanding at end of period	980	484
JANUS ASPEN FLEXIBLE BOND
Value at beginning of period	10.04	10.00
Value at end of period	10.23	10.04
Number of accumulation units outstanding at end of period	30,655	6,935
JANUS ASPEN GLOBAL RESEARCH
Value at beginning of period	10.03	10.00
Value at end of period	10.19	10.03
Number of accumulation units outstanding at end of period	6,392	6,392
JPMORGAN INSURANCE TRUST SMALL CAP CORE
Value at beginning of period	10.25	10.00
Value at end of period	12.26	10.25
Number of accumulation units outstanding at end of period	372	368
LAZARD RETIREMENT EMERGING MARKETS EQUITY
Value at beginning of period	7.10	10.00
Value at end of period	8.53	7.10
Number of accumulation units outstanding at end of period	4,888	4,738
LVIP BARON GROWTH OPPORTUNITIES
Value at beginning of period	10.00
Value at end of period	10.66
Number of accumulation units outstanding at end of period	338
MFS VIT II INTERNATIONAL VALUE
Value at beginning of period	10.20	10.00
Value at end of period	10.54	10.20
Number of accumulation units outstanding at end of period	4,603	4,603
NVIT MID CAP INDEX
Value at beginning of period	10.00
Value at end of period	12.20
Number of accumulation units outstanding at end of period	3,228
OPPENHEIMER GLOBAL
Value at beginning of period	10.23	10.00
Value at end of period	10.19	10.23
Number of accumulation units outstanding at end of period	-	-
OPPENHEIMER INTERNATIONAL GROWTH
Value at beginning of period	9.27	10.00
Value at end of period	9.03	9.27
Number of accumulation units outstanding at end of period	5,078	4,727
OPPENHEIMER MAIN STREET SMALL CAP
Value at beginning of period	10.24	10.00
Value at end of period	12.03	10.24
Number of accumulation units outstanding at end of period	736	736
PIMCO VIT COMMODITY REALRETURN STRATEGY
Value at beginning of period	5.49	10.00
Value at end of period	6.29	5.49
Number of accumulation units outstanding at end of period	856	847
PIMCO VIT HIGH YIELD
Value at beginning of period	10.00
Value at end of period	10.86
Number of accumulation units outstanding at end of period	325
PIMCO VIT LOW DURATION
Value at beginning of period	9.92	10.00
Value at end of period	10.01	9.92
Number of accumulation units outstanding at end of period	24,369	19,671
PIMCO VIT REAL RETURN
Value at beginning of period	9.37	10.00
Value at end of period	9.81	9.37
Number of accumulation units outstanding at end of period	2,202	1,199
PIMCO VIT TOTAL RETURN
Value at beginning of period	10.08	10.00
Value at end of period	10.30	10.08

App A-2

Number of accumulation units outstanding at end of period	7,411	410
PIONEER SELEC MID CAP GROWTH VCT
Value at beginning of period	10.00
Value at end of period	11.09
Number of accumulation units outstanding at end of period	1,699
PRUDENTIAL SERIES FUND EQUITY
Value at beginning of period	10.63	10.00
Value at end of period	10.93	10.63
Number of accumulation units outstanding at end of period	5,051	5,051
PUTNAM VT AMERICAN GOVERNMENT INCOME
Value at beginning of period	10.00
Value at end of period	9.94
Number of accumulation units outstanding at end of period	785
PUTNAM VT EQUITY INCOME
Value at beginning of period	10.26	10.00
Value at end of period	11.60	10.26
Number of accumulation units outstanding at end of period	9,921	9,942
PUTNAM VT GLOBAL HEALTH CARE
Value at beginning of period	12.68	10.00
Value at end of period	11.19	12.68
Number of accumulation units outstanding at end of period	3,801	3,801
PUTNAM VT INTERNATIONAL VALUE
Value at beginning of period	10.00
Value at end of period	8.99
Number of accumulation units outstanding at end of period	4,258
PUTNAM VT INVESTORS
Value at beginning of period	10.55	10.00
Value at end of period	11.80	10.55
Number of accumulation units outstanding at end of period	5,908	5,908
SCHWAB GOVERNMENT MONEY MARKET
Value at beginning of period	9.92	9.97	10.00
Value at end of period	9.88	9.92	9.97
Number of accumulation units outstanding at end of period	16,259	25,630	16,827
SCHWAB S&P 500 INDEX
Value at beginning of period	10.88	10.00
Value at end of period	12.09	10.88
Number of accumulation units outstanding at end of period	18,373	3,876
SENTINEL VARIABLE PRODUCTS BOND
Value at beginning of period	9.75	10.00
Value at end of period	9.78	9.75
Number of accumulation units outstanding at end of period	4,785	3,857
SENTINEL VARIABLE PRODUCTS SMALL COMPANY
Value at beginning of period	10.00
Value at end of period	12.40
Number of accumulation units outstanding at end of period	311
T. ROWE PRICE HEALTH SCIENCES
Value at beginning of period	13.76	10.00
Value at end of period	12.26	13.76
Number of accumulation units outstanding at end of period	3,240	3,240
TEMPLETON FOREIGN VIP
Value at beginning of period	8.02	10.00
Value at end of period	8.55	8.02
Number of accumulation units outstanding at end of period	14,321	13,439
TEMPLETON GLOBAL BOND VIP
Value at beginning of period	9.40	10.00
Value at end of period	9.63	9.40
Number of accumulation units outstanding at end of period	6,528	5,787
VAN ECK VIP GLOBAL HARD ASSETS
Value at beginning of period	4.97	10.00
Value at end of period	7.10	4.97
Number of accumulation units outstanding at end of period	13,817	13,559
VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND
Value at beginning of period	8.08	10.00
Value at end of period	8.56	8.08
Number of accumulation units outstanding at end of period	2,777	2,777
VANGUARD VIF CAPITAL GROWTH
Value at beginning of period	11.25	10.00
Value at end of period	12.41	11.25
Number of accumulation units outstanding at end of period	2,134	2,154
VANGUARD VIF MID-CAP INDEX
Value at beginning of period	10.62	10.00
Value at end of period	11.74	10.62
Number of accumulation units outstanding at end of period	837	837
VANGUARD VIF REIT INDEX
Value at beginning of period	11.41	10.00
Value at end of period	12.30	11.41
Number of accumulation units outstanding at end of period	2,853	409
VANGUARD VIF SMALL COMPANY GROWTH
Value at beginning of period	10.47	10.00
Value at end of period	11.97	10.47
Number of accumulation units outstanding at end of period	3,496	1,111

App A-3

Investment Division (0.69)	2016	2015	2014
AB VPS GROWTH
Value at beginning of period	10.00
Value at end of period	12.04
Number of accumulation units outstanding at end of period	216
AB VPS REAL ESTATE INVESTMENT
Value at beginning of period	11.12	10.00
Value at end of period	11.90	11.12
Number of accumulation units outstanding at end of period	-	-
AB VPS SMALL/MID CAP VALUE
Value at beginning of period	9.81	10.00
Value at end of period	12.19	9.81
Number of accumulation units outstanding at end of period	2,122	-
ALGER CAPITAL APPRECIATION
Value at beginning of period	10.00
Value at end of period	9.98
Number of accumulation units outstanding at end of period	-
ALGER LARGE CAP GROWTH
Value at beginning of period	10.80	10.00
Value at end of period	10.63	10.80
Number of accumulation units outstanding at end of period	-	-
AMERICAN CENTURY INVESTMENTS VP BALANCED
Value at beginning of period	10.14	10.00
Value at end of period	10.77	10.14
Number of accumulation units outstanding at end of period	1,300	1,300
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE
Value at beginning of period	10.00
Value at end of period	13.01
Number of accumulation units outstanding at end of period	-
AMERICAN CENTURY INVESTMENTS VP VALUE
Value at beginning of period	10.00
Value at end of period	12.19
Number of accumulation units outstanding at end of period	425
AMERICAN FUNDS IS NEW WORLD
Value at beginning of period	10.00
Value at end of period	10.36
Number of accumulation units outstanding at end of period	-
BLACKROCK GLOBAL ALLOCATION
Value at beginning of period	10.00
Value at end of period	10.12
Number of accumulation units outstanding at end of period	7,659
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH
Value at beginning of period	10.00
Value at end of period	10.50
Number of accumulation units outstanding at end of period	5,080
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE
Value at beginning of period	10.00
Value at end of period	12.38
Number of accumulation units outstanding at end of period	-
DELAWARE VIP EMERGING MARKETS
Value at beginning of period	7.57	10.00
Value at end of period	8.56	7.57
Number of accumulation units outstanding at end of period	399	399
DELAWARE VIP SMALL CAP VALUE
Value at beginning of period	9.56	10.00
Value at end of period	12.47	9.56
Number of accumulation units outstanding at end of period	-	-
DEUTSCHE SMALL CAP INDEX VIP
Value at beginning of period	10.04	10.60	10.00
Value at end of period	12.07	10.04	10.60
Number of accumulation units outstanding at end of period	2,617	2,496	2,496
DIMENSIONAL VA US TARGETED VALUE
Value at beginning of period	9.53	10.00
Value at end of period	12.06	9.53
Number of accumulation units outstanding at end of period	-	-
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
Value at beginning of period	10.11	10.12	10.00
Value at end of period	10.20	10.11	10.12
Number of accumulation units outstanding at end of period	21,178	12,853	12,853
FRANKLIN SMALL CAP VALUE VIP
Value at beginning of period	9.15	10.00
Value at end of period	11.83	9.15
Number of accumulation units outstanding at end of period	-	-
GREAT-WEST ARIEL MID CAP VALUE
Value at beginning of period	10.00
Value at end of period	9.94
Number of accumulation units outstanding at end of period	-
GREAT-WEST LOOMIS SAYLES BOND
Value at beginning of period	10.00
Value at end of period	10.39
Number of accumulation units outstanding at end of period	-
INVESCO V.I. COMSTOCK
Value at beginning of period	9.79	10.00
Value at end of period	11.41	9.79
Number of accumulation units outstanding at end of period	-	-
INVESCO V.I. GROWTH & INCOME
Value at beginning of period	10.19	10.00

App A-4

Value at end of period	12.11	10.19
Number of accumulation units outstanding at end of period	8,336	-
INVESCO V.I. HIGH YIELD
Value at beginning of period	9.37	9.74	10.00
Value at end of period	10.34	9.37	9.74
Number of accumulation units outstanding at end of period	5,306	5,306	5,306
INVESCO V.I. INTERNATIONAL GROWTH
Value at beginning of period	9.29	10.00
Value at end of period	9.18	9.29
Number of accumulation units outstanding at end of period	-	-
INVESCO V.I. SMALL CAP EQUITY
Value at beginning of period	10.00
Value at end of period	11.00
Number of accumulation units outstanding at end of period	-
IVY FUNDS VIP INTERNATIONAL CORE EQUITY
Value at beginning of period	8.99	10.00
Value at end of period	9.03	8.99
Number of accumulation units outstanding at end of period	-	-
JANUS ASPEN FLEXIBLE BOND
Value at beginning of period	10.00	10.05	10.00
Value at end of period	10.18	10.00	10.05
Number of accumulation units outstanding at end of period	781	450	450
JANUS ASPEN GLOBAL RESEARCH
Value at beginning of period	10.00	10.00
Value at end of period	10.14	10.00
Number of accumulation units outstanding at end of period	-	-
JPMORGAN INSURANCE TRUST SMALL CAP CORE
Value at beginning of period	10.22	10.00
Value at end of period	12.20	10.22
Number of accumulation units outstanding at end of period	297	298
LAZARD RETIREMENT EMERGING MARKETS EQUITY
Value at beginning of period	7.08	8.91	10.00
Value at end of period	8.49	7.08	8.91
Number of accumulation units outstanding at end of period	2,538	2,538	2,538
LVIP BARON GROWTH OPPORTUNITIES
Value at beginning of period	10.00
Value at end of period	10.61
Number of accumulation units outstanding at end of period	-
MFS VIT II INTERNATIONAL VALUE
Value at beginning of period	10.17	10.00
Value at end of period	10.49	10.17
Number of accumulation units outstanding at end of period	-	-
NVIT MID CAP INDEX
Value at beginning of period	10.00
Value at end of period	12.13
Number of accumulation units outstanding at end of period	-
OPPENHEIMER GLOBAL
Value at beginning of period	10.20	9.88	10.00
Value at end of period	10.14	10.20	9.88
Number of accumulation units outstanding at end of period	5,100	5,100	5,100
OPPENHEIMER INTERNATIONAL GROWTH
Value at beginning of period	9.24	10.00
Value at end of period	8.98	9.24
Number of accumulation units outstanding at end of period	1,652	1,228
OPPENHEIMER MAIN STREET SMALL CAP
Value at beginning of period	10.21	10.00
Value at end of period	11.97	10.21
Number of accumulation units outstanding at end of period	-	-
PIMCO VIT COMMODITY REALRETURN STRATEGY
Value at beginning of period	5.47	10.00
Value at end of period	6.25	5.47
Number of accumulation units outstanding at end of period	720	720
PIMCO VIT HIGH YIELD
Value at beginning of period	10.00
Value at end of period	10.80
Number of accumulation units outstanding at end of period	2,030
PIMCO VIT LOW DURATION
Value at beginning of period	9.89	10.00
Value at end of period	9.96	9.89
Number of accumulation units outstanding at end of period	5,237	3,694
PIMCO VIT REAL RETURN
Value at beginning of period	9.34	10.00
Value at end of period	9.76	9.34
Number of accumulation units outstanding at end of period	7,237	221
PIMCO VIT TOTAL RETURN
Value at beginning of period	10.05	10.00
Value at end of period	10.25	10.05
Number of accumulation units outstanding at end of period	854	-
PIONEER SELEC MID CAP GROWTH VCT
Value at beginning of period	10.00
Value at end of period	11.03
Number of accumulation units outstanding at end of period	-
PRUDENTIAL SERIES FUND EQUITY
Value at beginning of period	10.59	10.00

App A-5

Value at end of period	10.87	10.59
Number of accumulation units outstanding at end of period	-	-
PUTNAM VT AMERICAN GOVERNMENT INCOME
Value at beginning of period	10.00
Value at end of period	9.89
Number of accumulation units outstanding at end of period	-
PUTNAM VT EQUITY INCOME
Value at beginning of period	10.22	10.62	10.00
Value at end of period	11.54	10.22	10.62
Number of accumulation units outstanding at end of period	6,976	6,976	5,172
PUTNAM VT GLOBAL HEALTHCARE
Value at beginning of period	12.64	11.81	10.00
Value at end of period	11.13	12.64	11.81
Number of accumulation units outstanding at end of period	3,364	3,364	3,364
PUTNAM VT INTERNATIONAL VALUE
Value at beginning of period	10.00
Value at end of period	8.96
Number of accumulation units outstanding at end of period	-
PUTNAM VT INVESTORS
Value at beginning of period	10.52	10.00
Value at end of period	11.74	10.52
Number of accumulation units outstanding at end of period	-	-
SCHWAB GOVERNMENT MONEY MARKET
Value at beginning of period	9.89	10.00
Value at end of period	9.83	9.89
Number of accumulation units outstanding at end of period	4,246	-
SCHWAB S&P 500 INDEX
Value at beginning of period	10.84	10.79	10.00
Value at end of period	12.03	10.84	10.79
Number of accumulation units outstanding at end of period	18,525	10,033	7,158
SENTINEL VARIABLE PRODUCTS BOND
Value at beginning of period	9.72	9.91	10.00
Value at end of period	9.73	9.72	9.91
Number of accumulation units outstanding at end of period	17,137	17,137	17,137
SENTINEL VARIABLE PRODUCTS SMALL COMPANY
Value at beginning of period	10.00
Value at end of period	12.33
Number of accumulation units outstanding at end of period	-
T. ROWE PRICE HEALTH SCIENCES
Value at beginning of period	13.72	10.00
Value at end of period	12.19	13.72
Number of accumulation units outstanding at end of period	-	-
TEMPLETON FOREIGN VIP
Value at beginning of period	7.99	10.00
Value at end of period	8.51	7.99
Number of accumulation units outstanding at end of period	7,625	-
TEMPLETON GLOBAL BOND VIP
Value at beginning of period	9.37	9.86	10.00
Value at end of period	9.58	9.37	9.86
Number of accumulation units outstanding at end of period	5,528	5,528	5,198
VAN ECK VIP GLOBAL HARD ASSETS
Value at beginning of period	4.96	10.00
Value at end of period	7.06	4.96
Number of accumulation units outstanding at end of period	4,020	-
VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND
Value at beginning of period	8.05	10.00
Value at end of period	8.51	8.05
Number of accumulation units outstanding at end of period	-	-
VANGUARD VIF CAPITAL GROWTH
Value at beginning of period	11.21	10.00
Value at end of period	12.34	11.21
Number of accumulation units outstanding at end of period	1,766	1,766
VANGUARD VIF MID-CAP INDEX
Value at beginning of period	10.58	10.81	10.00
Value at end of period	11.68	10.58	10.81
Number of accumulation units outstanding at end of period	4,046	2,551	2,551
VANGUARD VIF REIT INDEX
Value at beginning of period	11.37	10.00
Value at end of period	12.24	11.37
Number of accumulation units outstanding at end of period	1,348	187
VANGUARD VIF SMALL COMPANY GROWTH
Value at beginning of period	10.44	10.81	10.00
Value at end of period	11.91	10.44	10.81
Number of accumulation units outstanding at end of period	3,942	2,589	2,589

App A-6

Appendix B – Net Investment Factor

The Net Investment Factor is determined by dividing (a) by (b), and subtracting (c) from the result where:

(a) is the net result of:

(i) the net asset value per share of the Portfolio shares determined as of the end of the current valuation period, plus

(ii) the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Portfolio on shares if the “ex-dividend” date occurs during the current valuation period, plus or minus

(iii) a per unit charge or credit for any taxes incurred by or provided for in the Sub-Account, which is determined by Great-West to have resulted from the investment operations of the Sub-Account, and

(b) is the result of:

(i) the net asset value per share of the Portfolio shares determined as of the end of the immediately preceding valuation period; plus or minus

(ii) the per unit charge or credit for any taxes incurred by or reserved for in the Sub-Account for the immediately preceding valuation period; and

(c) is an amount representing the Mortality and Expense Risk Charge deducted from each Sub-Account on a daily basis. Such amount is equal to 0.49% if you have selected Death Benefit Option 1 or 0.69% if you have selected Death Benefit Option 2.

The Net Investment Factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit value may increase, decrease, or remain unchanged.

The net asset value per share referred to in paragraphs (a)(i) and (b) above, reflects the investment performance of the Portfolio as well as the payment of Portfolio expenses.

App B-1

VARIABLE ANNUITY-1 SERIES ACCOUNT

SCHWAB ADVISOR CHOICE VARIABLE ANNUITYTM

Individual Flexible Premium Deferred Variable Annuity Contracts

issued by

Great-West Life & Annuity Insurance Company of New York

489 Fifth Ave., 28th Floor

New York, New York 10017

Telephone: (800) 537-2033

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus, dated May 1, 2017, which is available without charge by contacting the Retirement Resource Operations Center, P.O. Box 173920, Denver, Colorado 80217-3920 or at (800) 838-0650.

The date of this Statement of Additional Information is

May 1, 2017.

GENERAL INFORMATION

In order to supplement the description in the Prospectus, the following provides additional information about the Contracts and other matters which may be of interest to you. Terms not defined in this Statement of Additional Information have the same meanings as are defined in the Prospectus under the heading “Definitions.”

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

AND THE VARIABLE ANNUITY-1 SERIES ACCOUNT

Great-West Life & Annuity Insurance Company of New York (“Great-West”) (formerly known as First Great-West Life & Annuity Insurance Company, and before that as Canada Life Insurance Company of New York), the issuer of the Contract, is a New York corporation qualified to sell life insurance and annuity contracts in New York. It was qualified to do business on June 7, 1971. Great-West is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”), a Colorado stock life insurance company. GWL&A is a wholly owned subsidiary of GWL&A Financial, Inc., a Delaware holding company. GWL&A Financial, Inc. is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a Canadian holding company. Great-West Lifeco Inc. is a subsidiary of Power Financial Corporation, a Canadian holding company with substantial interests in the financial services industry. Power Financial Corporation is a subsidiary of Power Corporation of Canada, a Canadian holding and management company. Through a group of private holding companies, The Desmarais Family Residuary Trust, which was created on October 8, 2013 under the Last Will and Testament of Paul G. Desmarais, has voting control of Power Corporation of Canada.

The assets allocated to the Variable Annuity-1 Series Account (the (“Series Account”) are the exclusive property of Great-West. Registration of the Series Account under the Investment Company Act of 1940 does not involve supervision of the management or investment practices or policies of the Series Account or of Great-West by the Securities and Exchange Commission. Great-West may accumulate in the Series Account proceeds from charges under the Contracts and other amounts in excess of the Series Account assets representing reserves and liabilities under the Contract and other variable annuity contracts issued by Great-West. Great-West may from time to time transfer to its general account any of such excess amounts. Under certain remote circumstances, the assets of one Sub-Account may not be insulated from liability associated with another Sub-Account.

CALCULATION OF ANNUITY PAYOUTS

Variable Annuity Options

Great-West converts the Accumulation Units for each Investment Segment Sub-Account held by you into Annuity Units at their values determined as of the end of the valuation period which contains the Annuity Commencement Date. The number of Annuity Units paid for each Investment Segment Sub-Account is determined by dividing the amount of the first payment by the Annuity Unit value on the first valuation date preceding the date the first payout is due. The number of Annuity Units used to calculate each payout for an Investment Segment Sub-Account remains fixed during the Annuity Payout Period.

The first payment under a variable annuity payout option will be based on the value of each Investment Segment Sub-Account on the first valuation date preceding the Annuity Commencement Date. We will determine it by applying the appropriate rate to the amount applied under the payout option. Payments after the first will vary depending upon the investment experience of the Investment Segment Sub-Accounts. The subsequent amount paid is determined by multiplying (a) by (b) where (a) is the number of Annuity Units to be paid and (b) is the Annuity Unit value on the first valuation date preceding the date the annuity payout is due. The total amount of each variable annuity payout will be the sum of the variable annuity payments for each Sub-Account.

POSTPONEMENT OF PAYOUTS

With respect to amounts allocated to the Series Account, payout of any amount due upon a total or partial surrender, death or under an annuity option will ordinarily be made within seven days after all documents required for such payout are received by the Retirement Resource Operations Center. However, the determination, application or payout of any death benefit, Transfer, full surrender, partial withdrawal or annuity payout may be deferred to the extent dependent on Accumulation or Annuity Unit Values, for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, for any period during which any emergency exists as a result of which it is not reasonably practicable for Great-West to determine the investment experience of such Accumulation or Annuity Units or for such other periods as the Securities and Exchange Commission may by order permit for the protection of investors.

SERVICES

A.	Safekeeping of Series Account Assets

The assets of the Series Account are held by Great-West. The assets of the Series Account are kept physically segregated and held separate and apart from the general account of Great-West. Great-West maintains records of all purchases and redemptions of shares of the underlying Portfolios. Additional protection for the assets of the Series Account is afforded by a financial institution bond that includes fidelity coverage issued to Great-West Lifeco Inc. and subsidiary companies in the amount of $50 million (Canadian) per occurrence and $100 million (Canadian) in the aggregate, which covers all officers and employees of Great-West.

B.	Independent Registered Public Accounting Firm and Independent Auditors

Deloitte & Touche LLP, 555 Seventeenth Street, Suite 3600, Denver, Colorado 80202, serves as the Company’s and the Series Account’s independent registered public accounting firm.

The financial statements and financial highlights of each of the investment divisions of the Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company of New York included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such financial statements and financial highlights have so been included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of Great-West Life & Annuity Insurance Company of New York included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing in the Registration Statement (which report expresses an unqualified opinion and includes an emphasis-of-matter paragraph referring to the financial statements which have been prepared from separate records maintained by the Company and may not necessarily be indicative of conditions that would have existed or the results of operations if the Company had been operated as an unaffiliated company). Such financial statements have so been included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

C.	Principal Underwriter

The offering of the Contracts is made on a continuous basis by GWFS Equities, Inc. (“GWFS”), an affiliate of Great-West. GWFS is a Delaware corporation, a broker-dealer registered with the Securities and Exchange Commission (“SEC”), and is a member of the Financial Industry Regulatory Authority (“FINRA”). Great-West does not anticipate discontinuing the offering of the Contract, although it reserves the right to do so. GWFS has received no underwriting commissions in connection with this offering since it has been offered. The Contract generally will be issued for Annuitants from birth to age eighty-five.

D.	Administrative Services

Great-West and GWL&A have entered into an Administrative Services Agreement dated August 1, 2003, as amended. Pursuant to the agreement, GWL&A performs certain corporate support services, investment services and other back office administrative services for Great-West. In addition, certain of GWL&A’s property, equipment, and facilities are made available for Great-West for its operations. All charges for services and use of facilities to the extent practicable reflect actual costs, and are intended to be in accordance with New York Insurance Laws.

Certain administrative services are provided by GWFS to assist Great-West in processing the Contracts. These services are described in written agreements between GWFS and Great-West.

WITHHOLDING

Annuity payouts and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payouts from which taxes are withheld.

Notwithstanding the recipient’s election, withholding may be required with respect to certain payouts to be delivered outside the United States and with respect to certain distributions from certain types of qualified retirement plans, unless the proceeds are transferred directly to another qualified retirement plan. Moreover, special “backup withholding” rules may require Great-West to disregard the recipient’s election if the recipient fails to supply Great-West with a taxpayer identification number (“TIN”) (social security number for individuals), or if the Internal Revenue Service notifies Great-West that the TIN provided by the recipient is incorrect.

Foreign Account Tax Compliance Act (“FATCA”)

We may be required to withhold at a rate of 30% under FATCA on certain distributions to foreign financial institutions and non-financial foreign entities holding accounts on behalf of and/or the assets of U.S. persons unless the foreign entities provide us with certain certifications regarding their status under FATCA on the applicable IRS forms. Prospective purchasers with accounts in foreign financial institutions or non-financial foreign entities are advised to consult with a competent tax advisor regarding the application of FATCA to their purchase situation.

FINANCIAL STATEMENTS

The financial statements of Great-West Life & Annuity Insurance Company of New York should be considered only as bearing upon Depositor’s ability to meet its obligations under the Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The variable interests of Contract Owners under the Contracts are affected solely by the investment results of the Series Account.

APPENDIX A

HISTORICAL GUARANTEED ANNUAL WITHDRAWAL PERCENTAGES

Below are the historic Guaranteed Annual Withdrawal percentages (GAW%) and Joint GAW% applicable to the GLWB Rider described in the Prospectus for the Contract. A complete description of the GLWB Rider can be found in the section of the Prospectus entitled “Guaranteed Lifetime Withdrawal Benefit Rider.”

CONTRACT APPLICATIONS SIGNED PRIOR TO MAY 1, 2017:

The tables below list the GLWB Rider GAW% and Joint GAW% applicable for Contract applications signed prior to May 1, 2017.

Guaranteed Lifetime Withdrawal Benefit Rider: The GAW% for a single Covered Person is based on the age when GAWs begin according to the following table:

GAW% Table
	Age 59 1⁄2 - 64	Age 65 - 69	Age 70 - 79	Age 80+
% of Covered Fund Value	4.00%	5.00%	6.00%	7.00%

If there are Joint Covered Persons, a single GAW% is calculated based on the age of the younger Covered Person. This rate is the Joint GAW% and is based on the following table:

Joint GAW% Table
	Age 59 1⁄2 - 64	Age 65 - 69	Age 70 - 79	Age 80+
% of Covered Fund Value	3.50%	4.50%	5.50%	6.50%

Great-West Life & Annuity Insurance

Company of New York

(a wholly-owned subsidiary of

Great-West Life & Annuity Insurance

Company)

Balance Sheets as of December 31, 2016, and 2015

and Related Statements of Income, Comprehensive Income, Stockholder’s

Equity and Cash Flows for Each of the Three Years in the Period Ended

December 31, 2016, and Independent Auditors’ Report

Deloitte & Touche LLP
555 17th Street, Suite 3600
Denver
USA
Tel: +1 303-292-5400
Fax: +1 303-292-5400
www.deloitte.com

INDEPENDENT AUDITORS’ REPORT

To the Board of Directors and Stockholder of

Great-West Life & Annuity Insurance Company of New York

White Plains, New York

We have audited the accompanying financial statements of Great-West Life & Annuity Insurance Company of New York (the “Company”) (a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company), which comprise the balance sheets as of December 31, 2016 and 2015, and the related statements of income, comprehensive (loss) income, stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2016, and the related notes to the financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Great-West Life & Annuity Insurance Company of New York as of December 31, 2016 and 2015, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2016, in accordance with accounting principles generally accepted in the United States of America.

Emphasis of Matter

As discussed in Note 1 to the financial statements, the accompanying financial statements have been prepared from separate records maintained by the Company and may not necessarily be indicative of conditions that would have existed or the results of operations if the Company had been operated as an unaffiliated company. Our opinion is not modified with respect to this matter.

March 31, 2017

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Balance Sheets

December 31, 2016, and 2015

(In Thousands, Except Share Amounts)

	December 31,
	2016	2015
Assets

Investments:

Fixed maturities, available-for-sale, at fair value (amortized cost of $1,043,779 and $858,270)	$1,052,451	$867,319

Fixed maturities, held for trading, at fair value (amortized cost of $71,516 and $65,314)	69,393	65,306

Mortgage loans on real estate (net of allowances of $74 and $100)	99,497	105,503

Policy loans	26,010	24,408

Short-term investments, available-for-sale (amortized cost of $31,361 and $13,657)	31,361	13,657

Equity investments	130	133

Total investments	1,278,842	1,076,326

Other assets:

Cash	1,820	8,129

Reinsurance recoverable	4,192	5,266

Deferred acquisition costs (“DAC”)	27,396	20,661

Investment income due and accrued	10,174	8,728

Deferred income tax assets, net	7,093	7,429

Due from parent and affiliates	7,168	1,703

Other assets	6,063	9,842

Assets of discontinued operations	150	208

Separate account assets	664,046	617,440

Total assets	$2,006,944	$1,755,732

See notes to financial statements.	(Continued)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Balance Sheets

December 31, 2016, and 2015

(In Thousands, Except Share Amounts)

	December 31,
	2016	2015
Liabilities and stockholder’s equity

Policy benefit liabilities:

Future policy benefits	$1,180,341	$978,578

Policy and contract claims	3,319	3,991

Policyholders’ funds	2,072	2,247

Provision for policyholders’ dividends	2,900	3,100

Undistributed earnings on participating business	15,573	17,024

Total policy benefit liabilities	1,204,205	1,004,940

General liabilities:

Due to parent and affiliates	1,191	2,787

Other liabilities	4,585	4,033

Liabilities of discontinued operations	150	208

Separate account liabilities	664,046	617,440

Total liabilities	1,874,177	1,629,408

Commitments and contingencies (See Note 12)

Stockholder’s equity:

Common stock, $1,000 par value, 10,000 shares authorized; 2,500 shares issued and outstanding	2,500	2,500

Additional paid-in capital	56,350	56,350

Accumulated other comprehensive income	2,892	2,832

Retained earnings	71,025	64,642

Total stockholder’s equity	132,767	126,324

Total liabilities and stockholder’s equity	$2,006,944	$1,755,732

See notes to financial statements.	(Concluded)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Statements of Income

Years ended December 31, 2016, 2015, and 2014

(In Thousands)

	Year Ended December 31,
	2016	2015	2014

Revenues:

Premium income	$14,299	$13,759	$13,455

Fee income	19,032	16,965	11,735

Net investment income	39,201	37,907	37,243

Realized investment gains (losses), net:

Other realized investment gains (losses), net	3,860	1,645	1,430

Total realized investment gains (losses), net	3,860	1,645	1,430

Total revenues	76,392	70,276	63,863

Benefits and expenses:

Life and other policy benefits	16,230	19,152	19,962

Decrease in future policy benefits	(2,140)	(4,166)	(6,546)

Interest paid or credited to contract holders	21,544	17,801	15,784

Provision for policyholders’ share of (losses) earnings on participating business	(1,024)	(1,267)	(1,041)

Dividends to policyholders	2,646	2,971	3,296

Total benefits	37,256	34,491	31,455

General insurance expenses	29,197	20,944	18,892

Amortization of DAC	1,607	3,499	1,184

Total benefits and expenses	68,060	58,934	51,531

Income before income taxes	8,332	11,342	12,332

Income tax expense	1,949	3,701	4,145

Net income	$6,383	$7,641	$8,187

See notes to financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Statements of Comprehensive Income (Loss)

Years ended December 31, 2016, 2015, and 2014

(In Thousands)

	Year Ended December 31,
	2016	2015	2014
Net income	$6,383	$7,641	$8,187

Components of other comprehensive income (loss)

Unrealized holding gains (losses), net, arising on available-for-sale fixed maturity investments	1,163	(19,301)	20,782

Reclassification adjustment for (gains) losses, net, realized in net income	(1,107)	(878)	(269)

Net unrealized gains (losses), net, related to investments	56	(20,179)	20,513

Future policy benefits and DAC adjustments	36	5,070	(4,520)

Other comprehensive income (loss) before income taxes	92	(15,109)	15,993

Income tax expense (benefit) related to items of other comprehensive income	32	(5,287)	5,598

Other comprehensive income (loss)(1)	60	(9,822)	10,395

Total comprehensive income (loss)	$6,443	$(2,181)	$18,582

(1) Other comprehensive (loss) income includes the non-credit component of impaired (gains) losses on fixed maturities available-for-sale, net of future policy benefits, DAC and income taxes, in the amounts of $(103), $(160), and $(47) for the years ended December 31, 2016, 2015, and 2014, respectively.

See notes to financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Statements of Stockholder’s Equity

Years ended December 31, 2016, 2015, and 2014

(In Thousands, Except Share Amounts)

		Common stock		Additional paid-in capital		Accumulated other comprehensive (loss) income		Retained earnings		Total
Balances, January 1, 2014	$	2,500	$	56,350	$	2,259	$	48,814	$	109,923

Net income		—		—		—		8,187		8,187

Other comprehensive income, net of income taxes		—		—		10,395		—		10,395

Balances, December 31, 2014		2,500		56,350		12,654		57,001		128,505

Net income		—		—		—		7,641		7,641

Other comprehensive loss, net of income taxes		—		—		(9,822)		—		(9,822)

Balances, December 31, 2015		2,500		56,350		2,832		64,642		126,324

Net income		—		—		—		6,383		6,383

Other comprehensive income, net of income taxes		—		—		60		—		60

Balances, December 31, 2016	$	2,500	$	56,350	$	2,892	$	71,025	$	132,767

See notes to financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Statements of Cash Flows

Years ended December 31, 2016, 2015, and 2014

(In Thousands)

	Year Ended December 31,
	2016	2015	2014
Cash flows from operating activities:

Net income	$6,383	$7,641	$8,187

Adjustments to reconcile net income to net cash provided (used in) by operating activities:

Losses allocated to participating policyholders	(1,024)	(1,267)	(1,041)

Amortization of premiums (accretion of discounts) on investments, net	2,673	2,871	2,697

Net realized (gains) losses on investments	(1,719)	(1,307)	(3,406)

Change in provision for mortgage loss	(26)	—	—

Net (purchases) proceeds of trading securities	(3,692)	(54,026)	57,164

Interest credited to contractholders	21,481	17,714	15,724

Depreciation and amortization	1,603	3,513	1,181

DAC	(8,146)	(5,505)	(6,250)

Deferred income taxes	303	1,163	2,296

Changes in assets and liabilities:

Policy benefit liabilities	(15,161)	(12,682)	(14,899)

Reinsurance recoverable	1,132	(715)	1,144

Investment income due and accrued	(1,446)	(317)	(764)

Other assets	3,661	(5,054)	(342)

Other liabilities	552	(1,988)	(673)

Net cash provided by (used in) operating activities	6,574	(49,959)	61,018

Cash flows from investing activities:

Proceeds from sales, maturities, and redemptions of investments:

Fixed maturities, available-for-sale	86,263	75,515	73,911

Mortgage loans on real estate	12,106	6,073	6,445

Other investments	24	18	115

Purchases of investments:

Fixed maturities, available-for-sale	(272,980)	(132,552)	(205,680)

Mortgage loans on real estate	(6,097)	(14,000)	(8,985)

Other investments	(9)	(6)	(3)

Net change in short-term investments	(17,704)	10,150	2,971

Policy loans, net	(1,281)	480	(890)

Net cash used in investing activities	(199,678)	(54,322)	(132,116)

See notes to financial statements.	(Continued)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Statements of Cash Flows

Years ended December 31, 2016, 2015, and 2014

(In Thousands)

	Year Ended December 31,
	2016	2015	2014
Cash flows from financing activities:

Contract deposits	$272,175	$170,174	$138,908

Contract withdrawals	(78,319)	(62,396)	(62,095)

Change in due to/from parent and affiliates	(7,061)	4,912	(6,704)

Change in book overdrafts	—	(905)	536

Net cash provided by financing activities	186,795	111,785	70,645

Net (decrease) increase in cash	(6,309)	7,504	(453)

Cash, beginning of year	8,129	625	1,078

Cash, end of year	$1,820	$8,129	$625

Supplemental disclosures of cash flow information:
Net cash (paid) received during the year for income taxes	$(4,067)	$2,009	$(7,936)

See notes to financial statements.	(Concluded)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

1.  Organization and Significant Accounting Policies

Organization

Great-West Life & Annuity Insurance Company of New York (the “Company”) is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”). GWL&A is a direct wholly-owned subsidiary of GWL&A Financial Inc. (“GWL&A Financial”), a holding company formed in 1998. GWL&A Financial is a direct wholly-owned subsidiary of Great-West Lifeco U.S. LLC (“Lifeco U.S.”) and an indirect wholly-owned subsidiary of Great-West Lifeco Inc. (“Lifeco”), a Canadian holding company. The Company offers a wide range of life insurance, retirement, and investment products to individuals, businesses, and other private and public organizations throughout the United States. The Company is an insurance company domiciled in the State of New York and is subject to regulation by the New York State Department of Financial Services.

Basis of Presentation

The financial statements include the accounts of the Company and are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Reclassifications

Certain amounts in the summary of investments and fair value measurements table have been reclassified to conform to current year presentation.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates are required to account for items and matters such as, but not limited to, the valuation of investments in the absence of quoted market values, impairment of investments, valuation of DAC, valuation of policy benefit liabilities and the valuation of deferred tax assets or liabilities, net. Actual results could differ from those estimates.

The Company is a member of a controlled group. Therefore, its results may not be indicative of those of a stand-alone company.

Summary of significant accounting policies

Investments

Investments are reported as follows:

1.

The Company classifies the majority of its fixed maturity investments as available-for-sale which are recorded at fair value with the related net unrealized gain or loss, net of policyholder related amounts, and deferred taxes, recorded in accumulated other comprehensive income (loss) (“AOCI”).

Premiums and discounts are recognized as a component of net investment income using the effective interest method, realized gains and losses are included in net realized investment gains (losses), and declines in value determined to be other-than-temporary are included in total other-than-temporary losses.

The Company also classifies certain fixed maturity investments as held-for-trading. Assets in the held-for-trading category are carried at fair value with changes in fair value reported in net investment income.

The recognition of income on certain investments (e.g. loan-backed securities, including mortgage-backed and asset-backed securities) is dependent upon market conditions, which may result in prepayments and changes in amounts to be earned. Prepayments on all mortgage-backed and asset-backed securities are monitored monthly, and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities are adjusted by such prepayments.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

The Company recognizes the acquisition of its public fixed maturity investments on a trade date basis and its private placement investments on a funding date basis.

2.

Mortgage loans on real estate consist of domestic commercial collateralized loans and are carried at their unpaid principal balances adjusted for any unamortized premiums or discounts, origination fees and mortgage provision allowances. Interest income is accrued on the unpaid principal balance for all loans, except for loans on non-accrual status. Premiums, discounts, and origination fees are amortized to net investment income using the effective interest method. Prepayment penalty fees are recognized in other realized investment gains upon receipt.

The Company actively manages its mortgage loan portfolio by completing ongoing comprehensive analysis of factors such as debt service coverage ratios, loan-to-value ratios, payment status, default or legal status, annual collateral property evaluations and general market conditions. On a quarterly basis, the Company reviews the above primary credit quality indicators in its internal risk assessment of loan impairment and credit loss. Management’s risk assessment process is subjective and includes the categorization of all loans, based on the above mentioned credit quality indicators, into one of the following categories:

•	Performing - generally indicates the loan has standard market risk and is within its original underwriting guidelines.
•

Non-performing - generally indicates there is a potential for loss due to the deterioration of financial/monetary default indicators or potential foreclosure. Due to the potential for loss, these loans are evaluated for impairment.

The adequacy of the Company’s mortgage provision allowance is reviewed quarterly. The determination of the calculation and the adequacy of the mortgage provision allowance and mortgage impairments involve judgments that incorporate qualitative and quantitative Company and industry mortgage performance data. Management’s periodic evaluation and assessment of the adequacy of the mortgage provision allowance and the need for mortgage impairments is based on known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the fair value of the underlying collateral, composition of the loan portfolio, current economic conditions, loss experience and other relevant factors. Loans included in the non-performing category and other loans with certain substandard credit quality indicators are individually reviewed to determine if a specific impairment is required. Risk is mitigated through first position collateralization, guarantees, loan covenants, and borrower reporting requirements. Since the Company does not originate or hold uncollateralized mortgages, loans are generally not deemed fully uncollectable. Generally, unrecoverable amounts are written off during the final stage of the foreclosure process.

Loan balances are considered past due when payment has not been received based on contractually agreed upon terms. The accrual of interest is discontinued when concerns exist regarding the realization of loan principal or interest. The Company resumes interest accrual on loans when a loan returns to current status or under new terms when loans are restructured or modified.

On a quarterly basis, any loans with terms that were modified during that period are reviewed to determine if the loan modifications constitute a troubled debt restructuring (“TDR”). In evaluating whether a loan modification constitutes a TDR, it must be determined that the modification is a significant concession and the debtor is experiencing financial difficulties.

3.

Policy loans are carried at their unpaid balances. Interest income on policy loans is recognized in net investment income at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policy.

4.

Short-term investments include securities purchased with investment intent and with initial maturities of one year or less, and are generally carried at fair value which is approximated from amortized cost. They also include highly liquid money market securities that are traded in an active market and are carried at fair value.

5.

The Company participates in a securities lending program in which the Company lends fixed maturity securities that are held as part of its general account investment portfolio to third parties. The Company does not enter into these types of transactions for liquidity purposes, but rather for yield enhancement on its investment portfolio. The borrower can return and the Company can request the loaned securities be returned at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest received on such securities during the loan term. Securities lending transactions are accounted for as secured borrowings. The securities on loan are included within fixed maturities and

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

short-term investments in the accompanying consolidated balance sheets. The securities lending agent indemnifies the Company against borrower risk, meaning that the lending agent agrees contractually to replace securities not returned due to a borrower default. The Company generally requires initial collateral in an amount greater than or equal to 102% of the fair value of domestic securities loaned and 105% of foreign securities loaned. Such collateral is used to replace the securities loaned in event of default by the borrower. Acceptable collateral is generally defined as government securities, letters of credit and/or cash collateral. Some cash collateral may be reinvested in short-term repurchase agreements which are also collateralized by U.S. Government or U.S. Government Agency securities. Reinvested cash collateral is recognized within collateral under securities lending agreements in the accompanying balance sheets. Non-cash collateral is not recognized as the Company does not have effective control.

6.

The Company’s other-than-temporary impairments (“OTTI”) accounting policy requires that a decline in the value of a security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. The assessment of whether an OTTI has occurred on fixed maturity investments, where management does not intend to sell the fixed maturity investment and it is not more likely than not the Company will be required to sell the fixed maturity investment before recovery of its amortized cost basis, is based upon management’s case-by-case evaluation of the underlying reasons for the decline in fair value of each individual security. Management considers a wide range of factors, as described below, regarding the security issuer and uses its best judgment in evaluating the cause of the decline in its estimated fair value and in assessing the prospects for near-term recovery.

Considerations used by the Company in the impairment evaluation process include, but are not limited to, the following:

•	The extent to which estimated fair value is below cost;
•	Whether the decline in fair value is attributable to specific adverse conditions affecting a particular instrument, its issuer, an industry or geographic area;
•	The length of time for which the estimated fair value has been below cost;
•	Downgrade of a fixed maturity investment by a credit rating agency;
•	Deterioration of the financial condition of the issuer;
•	The payment structure of the fixed maturity investment and the likelihood of the issuer being able to make payments in the future; and
•	Whether dividends have been reduced or eliminated or scheduled interest payments have not been made.

If either (a) management has the intent to sell a fixed maturity investment or (b) it is more likely than not the Company will be required to sell a fixed maturity investment before its anticipated recovery, a charge is recorded in net realized investment losses equal to the difference between the fair value and cost or amortized cost basis of the security. If management does not intend to sell the security and it is not more likely than not the Company will be required to sell the fixed maturity investment before recovery of its amortized cost basis, but the present value of the cash flows expected to be collected (discounted at the effective interest rate implicit in the fixed maturity investment prior to impairment) is less than the amortized cost basis of the fixed maturity investment (referred to as the credit loss portion), an OTTI is considered to have occurred. In this instance, total OTTI is bifurcated into two components: the amount related to the credit loss, which is recognized in current period earnings; and the amount attributed to other factors (referred to as the non-credit portion), which is recognized as a separate component in AOCI. The expected cash flows utilized during the impairment evaluation process are determined using judgment and the best information available to the Company including default rates, credit ratings, collateral characteristics and current levels of subordination. After the recognition of an OTTI, a fixed maturity investment is accounted for as if it had been purchased on the measurement date of the OTTI, with an amortized cost basis equal to the previous amortized cost basis less the OTTI recognized in earnings. The difference between the new amortized cost basis and the future cash flows is accreted into net investment income. The Company continues to estimate the present value of cash flows expected to be collected over the life of the security.

Fair Value

Certain assets and liabilities are recorded at fair value on the Company’s balance sheets. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company categorizes its assets and liabilities measured at fair value on a recurring basis into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Company’s assets and liabilities recorded at fair value on a recurring basis have been categorized based upon the following fair value hierarchy:

•

Level 1 inputs utilize observable, quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date. Financial assets and liabilities utilizing Level 1 inputs include certain money market funds.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

•

Level 2 inputs utilize other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. The fair values for some Level 2 securities are obtained from pricing services. The inputs used by the pricing services are reviewed at least quarterly or when the pricing vendor issues updates to its pricing methodology. For fixed maturity securities and separate account assets, inputs include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Additional inputs utilized for assets and liabilities classified as Level 2 are:

•

Asset-backed, residential mortgage-backed, commercial mortgage-backed securities and collateralized debt obligations - new issue data, monthly payment information, collateral performance, and third party real estate analysis.

•	U.S. states and their subdivisions - material event notices.
•	Short-term investments - valued based on amortized cost with consideration of issuer credit quality.
•

Separate account assets - various index data and news sources, amortized cost (which approximates fair value), trading activity, swap curves, credit spreads, recovery rates, restructuring, net present value of cash flows, and quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•

Level 3 inputs are unobservable and include situations where there is little, if any, market activity for the asset or liability. In general, the prices of Level 3 securities are obtained from single broker quotes and internal pricing models. If the broker’s inputs are largely unobservable, the valuation is classified as a Level 3.

The fair value of certain investments in the separate accounts are estimated using net asset value per unit as a practical expedient and are excluded from the fair value hierarchy tables in Note 5. These net asset values are based on the fair value of the underlying investments less liabilities.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

Overall, transfers between levels are attributable to a change in the observability of inputs. Assets and liabilities are transferred to a lower level in the hierarchy when a significant input cannot be corroborated with market observable data. This may occur when market activity decreases and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred to a higher level in the hierarchy when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity including recent trades, a specific event, or one or more significant input(s) becoming observable. All transfers between levels are recognized at the beginning of the reporting period in which the transfer occurred.

The policies and procedures utilized to review, account for, and report on the value and level of the Company’s securities were determined and implemented by the Finance division. The Investments division is responsible for the processes related to security purchases and sales and provides valuation and leveling input to the Finance division when necessary. Both divisions within the Company have worked in conjunction to establish thorough pricing, review, approval, accounting, and reporting policies and procedures around the securities valuation process.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

In some instances, securities are priced using external broker quotes. In most cases, when broker quotes are used as pricing inputs, more than one broker quote is obtained. External broker quotes are reviewed internally by comparing the quotes to similar securities in the public market and/or to vendor pricing, if available. Additionally, external broker quotes are compared to market reported trade activity to ascertain whether the price is reasonable, reflective of the current market prices, and takes into account the characteristics of the Company’s securities.

Cash

Cash includes only amounts in demand deposit accounts.

Book overdrafts occur when checks have been issued by the Company, but have not been presented to the Company’s disbursement bank accounts for payment. These bank accounts allow the Company to delay funding of the issued checks until they are presented for payment. This delay in funding results in a temporary source of financing. The activity related to book overdrafts is included in the financing activities in the statement of cash flows. The book overdrafts in the amounts of zero and zero are included in other liabilities at December 31, 2016, and 2015, respectively.

Deferred acquisition costs

The Company incurs costs in connection with the acquisition of new and renewal insurance business. Costs that vary directly with and relate to the successful production of new business are deferred as DAC. These costs consist primarily of commissions, costs associated with the Company’s sales representatives and policy issuance and underwriting expenses related to the production of successfully acquired new business. A success factor is derived from actual contracts issued by the Company from requests for proposals or applications received and applied to the deferrable costs. The recoverability of such costs is dependent upon the future profitability of the related business. Recoverability testing is performed for current issue year products to determine if gross revenues are sufficient to cover DAC and expenses. At least annually, loss recognition testing is performed on aggregated blocks of business to adjust the DAC balance.

DAC associated with the annuity products and flexible premium universal life insurance products is being amortized over the life of the contracts in proportion to the emergence of gross profits. Retrospective adjustment of this amount is made when the Company revises its estimates of current or future gross profits on an annual basis. DAC associated with traditional life insurance is amortized over the premium-paying period of the related policies in proportion to premium revenues recognized. DAC, for applicable products, is adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI.

Separate accounts

Separate account assets and related liabilities are carried at fair value in the accompanying balance sheets. The Company issues variable annuity contracts and variable universal life contracts through separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder and therefore, are not included in the Company’s statements of income.

Revenues to the Company from the separate accounts consist of contract maintenance fees, investment management fees, administrative fees, and mortality and expense risk charges.

The Company’s separate accounts invest in shares of Great-West Funds, Inc. and Putnam Funds, open-end management investment companies, which are affiliates of the Company, and shares of other non-affiliated mutual funds.

Future policy benefits liabilities

Life insurance and annuity future benefits liabilities with life contingencies in the amounts of $608,968 and $523,191 at December 31, 2016, and 2015, respectively, are computed on the basis of assumed investment yield, mortality, morbidity and expenses, including a margin for adverse deviation. These future policy benefits are calculated as the present value of future benefits (including dividends) and expenses less the present value of future net premiums. The assumptions used in calculating the future policy benefits generally vary by plan, year of issue, and policy duration. Additionally, these future policy benefits are established for claims that have been incurred but not reported based on factors derived from past experience.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

Annuity contract benefits liabilities without life contingencies in the amounts of $571,194 and $455,214 at December 31, 2016, and 2015, respectively, are established at the contract holder’s account value, which is equal to cumulative deposits and credited interest, less withdrawals and mortality and expense and/or administrative service charges. The Company’s general account also has some immediate annuities. Future benefits for immediate annuities without life contingent payouts are computed on the basis of assumed investment yield and expenses.

Reinsurance ceded

In the normal course of its business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage, quota share, yearly renewable term, coinsurance and modified coinsurance contracts. For each of its reinsurance agreements, the Company determines if the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. If the Company determines that a reinsurance agreement does not provide indemnification against loss or liability relating to insurance risk, the Company records the agreement using the deposit method of accounting. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

Policy benefits and policy and contract claims ceded to other insurance companies are carried as a reinsurance receivable in the accompanying balance sheets. Premiums, fee income and policyholder benefits are reported net of reinsurance ceded in the accompanying statements of income. The cost of reinsurance related to long duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

The Company strives to cede risks to highly rated, well-capitalized reinsurers. The Company monitors and evaluates the financial condition of reinsurers to minimize exposure to credit risk.

Policy and contract claims

Policy and contract claims include provisions for claims incurred but not reported and claims in the process of settlement. The provision for claims incurred but not reported is valued based primarily on the Company’s prior experience. Claims in the process of settlement are valued in accordance with the terms of the related policies and contracts.

Participating business

The Company has participating policies in which the policyholder shares in the Company’s earnings through policyholder dividends that reflect the difference between the assumptions used in the premium charged and the actual experience on those policies. The amount of dividends to be paid is determined by the Board of Directors.

Participating life and annuity policy benefit liabilities were $115,937 and $113,569 at December 31, 2016, and 2015, respectively. Participating business composed approximately 14% of the Company’s individual life insurance in-force at December 31, 2016, and 2015, and 41%, 46%, and 49% of individual life insurance premium income for the years ended December 31, 2016, 2015, and 2014, respectively. The policyholder’s share of net income on participating policies that cannot be distributed to the Company’s stockholder is excluded from stockholder’s equity and recorded as undistributed earnings on participating business in the balance sheets.

Revenue recognition

Life insurance premiums are recognized when due. Annuity contract premiums with life contingencies are recognized as received. Revenues for annuity and other contracts without significant life contingencies consist of contract charges for the cost of insurance and contract administration and surrender fees that have been assessed against the contract account balance during the period and are recognized when earned in fee income. Fees from assets under management, assets under administration, shareholder servicing, mortality and expense risk charges, administration and record-keeping services, and investment advisory services are recognized when earned in fee income.

Net investment income

Interest income from fixed maturities, mortgage loans on real estate, and policy loans is recognized when earned.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

Realized investment gains (losses)

Realized investment gains and losses are reported as a component of revenues and are determined on a specific identification basis.

Benefits and expenses

Benefits and expenses on policies with life contingencies are associated with earned premiums so as to result in recognition of profits over the life of the contracts.

Income taxes

Income taxes are recorded using the asset and liability method in which deferred tax assets and liabilities are recorded for expected future tax consequences of events that have been recognized in either the Company’s financial statements or consolidated tax returns. In estimating future tax consequences, all expected future events, other than enactments or changes in the tax laws or rules, are considered. A valuation allowance is provided to the extent that it is more likely than not that deferred tax assets will not be realized. Although realization is not assured, management believes it is more likely than not that the deferred tax asset will be realized. The effect on deferred taxes from a change in tax rates is recognized in income in the period that includes the enactment date.

2.  Application of Recent Accounting Pronouncements

Recently adopted accounting pronouncements

In May 2015, the FASB issued ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). The update required assets being valued using net asset value (“NAV”) as a practical expedient to be excluded from the fair value hierarchy table. The update is effective for annual periods beginning after December 15, 2016, with early adoption permitted. The Company early adopted this ASU. The adoption of this ASU did not have an impact on the Company’s financial position or results of operations; however, the Company has investments in separate accounts for which fair value is estimated using NAV as a practical expedient. As such, the Company has retroactively applied this guidance as required by the ASU and removed $880 from the December 31, 2015, Level 2 investments in separate accounts in the fair value hierarchy table to conform to the current year presentation.

In May 2015, the FASB issued ASU 2015-09, Financial Services-Insurance: Disclosures about Short-Duration Contracts. The update requires that all years in the claims development table that precede the current reporting period and the related disclosure about the history of claims duration should be presented as required supplementary information. The update also includes a disclosure objective of providing information about claim frequency along with a description of methodologies for determining claim frequency information, unless it is impracticable to do so. The update is effective for annual reporting periods beginning after December 15, 2016, with early adoption permitted. The Company early adopted this ASU. The adoption of this ASU did not have a material effect on the Company’s financial position or results of operations.

Future adoption of new accounting pronouncements

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers (“ASU 2014-09”). The update outlines a comprehensive accounting model for revenue arising from customer contracts and supersedes most current revenue recognition guidance, including industry-specific guidance. While the update does not apply to insurance contracts within the scope of Topic 944, it does apply to fee income earned by the Company which includes fees from assets under management, assets under administration, shareholder servicing, administration and recordkeeping services, and investment advisory services. The core principle of the model requires that an entity recognizes revenue for the transfer of goods or services equal to the amount that it expects to be entitled to receive for those goods or services. The update also requires increased disclosure about the nature, amount, timing, and uncertainty of revenue and cash flows arising from customer contracts. The FASB has also issued several updates to ASU 2014-09 including ASU 2016-08, Revenue from Contracts with Customers: Principal versus Agent Considerations (improving the operability and understandability of the implementation guidance on principal versus agent considerations), ASU 2016-10, Revenue from Contracts with Customers: Identifying Performance Obligations and Licensing (reducing the cost and complexity of applying the guidance on identifying promised goods or services and to improve the operability and understandability of the licensing implementation guidance), ASU 2016-12, Revenue from Contracts with Customers: Narrow-Scope Improvements and Practical Expedients (amending the guidance on collectability, non cash consideration, presentation of sales tax, and transition)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

and ASU 2016-20, Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers (amending the guidance on contract costs, certain disclosure requirements, etc.). In adopting ASU 2014-09, the Company may use either a full retrospective or a modified retrospective approach. The update is effective for annual periods beginning after December 15, 2018. Early adoption is permitted as of accounting periods beginning after December 15, 2016. The Company’s evaluation of ASU 2014-09 is ongoing and not complete. The FASB has issued and may issue in the future, interpretative guidance, which may cause the evaluation to change. While the Company anticipates some changes to revenue recognition, it does not currently believe ASU 2014-09 will have a material effect on its financial statements.

In January 2016, the FASB issued ASU 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities.

The amendments in this update address certain aspects of recognition, measurement, presentation, and disclosure of financial instruments by requiring equity investments (except those accounted for under the equity method of accounting) to be measured at fair value with changes in fair value recognized in net income, simplify the impairment assessment of equity investments without readily determinable fair values by requiring a qualitative assessment to identify impairment, use of exit price notion when measuring the fair value of financial instruments for disclosure purposes, separate presentation of financial assets and liabilities by measurement category and form of financial assets (i.e. securities or loans and receivables) on the balance sheet or notes to the financial statements, eliminating the requirement to disclose the method and significant assumptions used to estimate fair value of a financial instrument measured at amortized cost on the balance sheet, requiring entities to present separately in other comprehensive income the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk (i.e. “own credit”) when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments, and clarify that an entity should evaluate the need for a valuation allowance on a deferred tax asset related to available-for-sale securities in combination with the entity’s other deferred tax assets. The update is effective for fiscal years beginning after December 15, 2018. The ASU also permits early adoption as of accounting periods beginning after December 15, 2017. The Company is currently evaluating the impact of this update on its financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments: Credit Losses: Measurement of Credit Losses on Financial Instruments. This update amends guidance on the impairment of financial instruments by adding an impairment model that is based on expected losses rather than incurred losses and is intended to result in more timely recognition of losses. The standard also simplifies the accounting by decreasing the number of credit impairment models that an entity can use to account for debt instruments. The update is effective for fiscal years beginning after December 15, 2020 and early adoption is permitted for fiscal years beginning after December 15, 2018. The Company is currently evaluating the impact of this update on its financial statements.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments (a consensus of the Emerging Issues Task Force). This update amends the guidance on the classification of certain cash receipts and payments on the statement of cash flows including debt prepayment or debt extinguishment costs, settlement of zero-coupon debt instruments or other debt instruments with interest rates that are insignificant in relation to the effective interest rate of the borrowing, contingent consideration payments made after a business combination, proceeds from the settlement of insurance claims, proceeds from the settlement of corporate and bank-owned life insurance policies, distributions from equity method investees, beneficial interests in securitized transactions, and separately identifiable cash flows and application of the predominance principle. The update is effective for fiscal years beginning after December 15, 2018. Early adoption is permitted. The Company is currently evaluating the impact of this update on its financial statements.

In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows: Restricted Cash (a consensus of the Emerging Issues Task Force). This update requires organizations to show the changes in the total of cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. As a result organizations will no longer present transfers between cash and cash equivalents and restricted cash and restricted cash equivalents in the statement of cash flows. The update is effective for fiscal years beginning after December 15, 2018. Early adoption is permitted. The Company is currently evaluating the impact of this update on its financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

3.  Related Party Transactions

In the normal course of its business, the Company enters into reinsurance agreements with related parties. Included in the balance sheets are the following amounts related to reinsurance ceded to related parties:

	Year Ended December 31,
	2016	2015
Reinsurance recoverable	$3,327	$3,199

Included in the statements of income are the following related party amounts:

	Year Ended December 31,
	2016	2015	2014
Premium income	$(4,686)	$(4,397)	$(4,713)

Life and other policy benefits	(3,165)	(4,304)	(3,004)

In the normal course of business the Company enters into agreements with related parties whereby it provides and/or receives record-keeping services and investment advisory services, as well as corporate support services which include general and administrative services, information technology services, and marketing services. The following table presents revenue, expenses incurred and expense reimbursement from related parties for services provided and/or received pursuant to these service agreements. These amounts, in accordance with the terms of the contracts, are based upon estimated costs incurred or resources expended as determined by number of policies, number of participants, certificates in-force, administered assets or other similar drivers.

		Year Ended December 31,			Financial statement line
Description	Related party	2016	2015	2014

Provides marketing, distribution and administrative services to certain underlying funds and/or mutual funds.	GWFS Equities, Inc.(1)	$9,795	$6,533	$5,969	Fee income

Provides recordkeeping services.	GWL&A	2,096	2,145	1,981	Fee income

Receives investment advisory services.	GWL&A	(602)	(603)	(597)	Net investment income

Receives corporate support services.	GWL&A and The Canada Life Assurance Company (“CLAC “)(2)	10,888	7,027	6,947	General insurance expenses

Receives recordkeeping services. General insurance expenses are based on a per-participant rate based on cost.	FASCore, LLC (1)	1,164	4,030	3,142	General insurance expenses

Receives recordkeeping services. General insurance expenses are based on a per-participant rate based on market.	FASCore, LLC (1)	6,043	—	—	General insurance expenses

(1) A wholly-owned subsidiary of GWL&A

(2) An indirect wholly-owned subsidiary of Lifeco

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following table summarizes amounts due from parent and affiliates:

			December 31,
Related party	Indebtedness	Due date	2016	2015

GWFS Equities, Inc.(1)	On account	On demand	$2,359	$1,602
GWL&A	On account	On demand	—	101
Lifeco U.S.	On account	On demand	520	—
FASCore, LLC (1)	On account	On demand	4,222	—
Other related party receivables	On account	On demand	67	—

Total			$7,168	$1,703

(1) A wholly-owned subsidiary of GWL&A

The following table summarizes amounts due to parent and affiliates:

			December 31,
Related party	Indebtedness	Due date	2016	2015

Lifeco U.S.	On account	On demand	$—	$1,804
GWL&A	On account	On demand	1,006	—
AAG, LLC (1)	On account	On demand	185	15
FASCore, LLC (1)	On account	On demand	—	840
CLAC (2)	On account	On demand	—	128

Total			$1,191	$2,787

(1) A wholly-owned subsidiary of GWL&A

(2) An indirect wholly-owned subsidiary of Lifeco

The Company’s separate accounts invest in shares of Great-West Funds, Inc. and Putnam Funds, which are affiliates of the Company and shares of other non-affiliated mutual funds. The Company’s separate accounts include mutual funds or other investment options that purchase guaranteed interest annuity contracts issued by GWL&A. The separate account balances in the accompanying balance sheets include GWL&A general account investment contracts of $9,016 and $7,967 at December 31, 2016, and 2015, respectively.

In addition, the Company and GWL&A have an agreement whereby GWL&A has committed to provide financial support related to the maintenance of adequate regulatory surplus and liquidity.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

4.  Summary of Investments

The following tables summarize fixed maturity investments classified as available-for-sale and the non-credit-related component of OTTI in AOCI:

	December 31, 2016
Fixed maturities:	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value and carrying value	OTTI (gain) loss included in AOCI (1)
U.S. government direct obligations and U.S. agencies	$53,709	$1,082	$987	$53,804	$—

Obligations of U.S. states and their subdivisions	40,222	4,197	36	44,383	—

Corporate debt securities	807,304	14,942	10,749	811,497	(189)

Asset-backed securities	49,444	1,475	1,164	49,755	(704)

Residential mortgage-backed securities	12,045	399	262	12,182	—

Commercial mortgage-backed securities	81,055	912	1,137	80,830	—

Total fixed maturities	$1,043,779	$23,007	$14,335	$1,052,451	$(893)

(1) Indicates the amount of any OTTI (gain) loss included in AOCI that is included in gross unrealized gains and losses. OTTI (gain) loss included in AOCI, as presented above, includes both the initial recognition of non-credit losses and the effects of subsequent increases and decreases in estimated fair value for those fixed maturity securities with previous non-credit impairment. The non-credit loss component of OTTI (gain) loss was in an unrealized gain position due to increases in estimated fair value subsequent to initial recognition of non-credit losses on such securities.

	December 31, 2015
Fixed maturities:	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value and carrying value	OTTI (gain) loss included in AOCI (1)
U.S. government direct obligations and U.S. agencies	$61,830	$1,499	$488	$62,841	$—

Obligations of U.S. states and their subdivisions	41,954	4,813	70	46,697	—

Foreign government securities	2,291	—	5	2,286	—

Corporate debt securities	626,343	13,136	10,784	628,695	(230)

Asset-backed securities	49,395	1,703	999	50,099	(870)

Residential mortgage-backed securities	17,076	569	376	17,269	—

Commercial mortgage-backed securities	59,381	553	502	59,432	—

Total fixed maturities	$858,270	$22,273	$13,224	$867,319	$(1,100)

(1) Indicates the amount of any OTTI (gain) loss included in AOCI that is included in gross unrealized gains and losses. OTTI (gain) loss included in AOCI, as presented above, includes both the initial recognition of non-credit losses and the effects of subsequent increases and decreases in estimated fair value for those fixed maturity securities with previous non-credit impairment. The non-credit loss component of OTTI (gain) loss was in an unrealized gain position due to increases in estimated fair value subsequent to initial recognition of non-credit losses on such securities.

See Note 5 for additional discussion regarding fair value measurements.

The amortized cost and estimated fair value of fixed maturity investments classified as available-for-sale, based on estimated cash flows, are shown in the table below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

	December 31, 2016
	Amortized cost	Estimated fair value
Maturing in one year or less	$44,620	$45,391

Maturing after one year through five years	242,060	246,632

Maturing after five years through ten years	425,626	427,675

Maturing after ten years	160,836	162,638

Mortgage-backed and asset-backed securities	170,637	170,115

Total fixed maturities	$1,043,779	$1,052,451

Mortgage-backed (commercial and residential) and asset-backed securities include those issued by U.S. government and U.S. agencies.

The following table summarizes information regarding the sales of securities classified as available-for-sale:

	Year Ended December 31,
	2016	2015	2014
Proceeds from sales	$45,201	$15,205	$15,595

Gross realized gains from sales	1,268	1,029	553

Gross realized losses from sales	39	—	1

Included in net investment income are unrealized gains (losses) of $(2,061), $(337), and $1,244 on held for trading fixed maturity investments still held at December 31, 2016, 2015, and 2014, respectively.

Mortgage loans on real estate - The following table summarizes the carrying value of the mortgage loan portfolio by component:

	December 31,
	2016	2015
Principal	$99,361	$105,320

Unamortized premium (discount) and fees, net	210	283

Mortgage provision allowance	(74)	(100)

Total mortgage loans	$99,497	$105,503

The recorded investment of the mortgage loan portfolio categorized as performing was $99,571 and $105,603 as of December 31, 2016, and 2015, respectively.

The following table summarizes activity in the mortgage provision allowance:

	Year Ended December 31,
	2016	2015	2014
	Commercial mortgages	Commercial mortgages	Commercial mortgages
Beginning balance	$100	$100	$100

Provision decreases	(26)	—	—

Ending balance	$74	$100	$100

Allowance ending balance by basis of impairment method:

Collectively evaluated for impairment	$74	$100	$100

Recorded investment balance in the mortgage loan portfolio, gross of allowance, by basis of impairment method:	$99,571	$105,603	$97,724

Individually evaluated for impairment	—	3,907	3,980

Collectively evaluated for impairment	99,571	101,695	93,744

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

Securities lending - The Company had no securities on loan under the program, and therefore no cash or securities held as collateral, at December 31, 2016, and 2015.

Unrealized losses on fixed maturity investments classified as available-for-sale - The following tables summarize unrealized investment losses, including the non-credit-related portion of OTTI losses reported in AOCI, by class of investment:

	December 31, 2016
	Less than twelve months		Twelve months or longer		Total
Fixed maturities:	Estimated fair value	Unrealized loss and OTTI	Estimated fair value	Unrealized loss and OTTI	Estimated fair value	Unrealized loss and OTTI
U.S. government direct obligations and U.S. agencies	$36,405	$987	$—	$—	$36,405	$987

Obligations of U.S. states and their subdivisions	3,213	36	—	—	3,213	36

Corporate debt securities	334,585	9,725	18,526	1,024	353,111	10,749

Asset-backed securities	15,289	497	8,698	667	23,987	1,164

Residential mortgage-backed securities	—	—	3,834	262	3,834	262

Commercial mortgage-backed securities	34,213	1,137	—	—	34,213	1,137

Total fixed maturities	$423,705	$12,382	$31,058	$1,953	$454,763	$14,335

Total number of securities in an unrealized loss position		111		13		124

	December 31, 2015
	Less than twelve months		Twelve months or longer		Total
Fixed maturities:	Estimated fair value	Unrealized loss and OTTI	Estimated fair value	Unrealized loss and OTTI	Estimated fair value	Unrealized loss and OTTI
U.S. government direct obligations and U.S. agencies	$40,171	$488	$—	$—	$40,171	$488

Obligations of U.S. states and their subdivisions	3,191	70	—	—	3,191	70

Foreign government securities	2,286	5	—	—	2,286	5

Corporate debt securities	236,709	8,914	16,246	1,870	252,955	10,784

Asset-backed securities	17,694	512	3,878	487	21,572	999

Residential mortgage-backed securities	—	—	5,021	376	5,021	376

Commercial mortgage-backed securities	27,457	502	—	—	27,457	502

Total fixed maturities	$327,508	$10,491	$25,145	$2,733	$352,653	$13,224

Total number of securities in an unrealized loss position		94		12		106

Fixed maturity investments - Total unrealized losses and OTTI increased by $1,111 from December 31, 2015, to December 31, 2016. The increase in unrealized losses was across several asset classes and reflects higher interest rates at December 31, 2016, compared to December 31, 2015, resulting in lower valuations of these fixed maturity securities.

Total unrealized losses greater than twelve months decreased by $780 from December 31, 2015, to December 31, 2016. Corporate debt securities account for 52%, or $1,024, of the unrealized losses and OTTI greater than twelve months at December 31, 2016. These securities continue to be rated investment grade. Management does not have the intent to sell these assets; therefore, an OTTI was not recognized in earnings.

Asset-backed and residential mortgage-backed securities account for 48% of unrealized losses and OTTI greater than twelve months at December 31, 2016. Of the $929 of unrealized losses and OTTI over twelve months on asset-backed and residential

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

mortgage-backed securities, 82% or $760 are on securities which continue to be rated investment grade. The present value of the cash flows expected to be collected is not less than amortized cost and management does not have the intent to sell these assets; therefore, an OTTI was not recognized in earnings.

Other-than-temporary impairment recognition - The OTTI on fixed maturity securities where the loss portion is bifurcated and the credit related component is recognized in realized investment gains (losses) is summarized as follows:

	Year Ended December 31,
	2016	2015	2014
Beginning balance	$1,935	$1,982	$2,133

Reductions:

Due to increase in cash flows expected to be collected that are recognized over the remaining life of the security	(187)	(47)	(151)

Ending balance	$1,748	$1,935	$1,982

Net Investment Income The following table summarizes net investment income:
	Year Ended December 31,
	2016	2015	2014
Investment income:

Fixed maturity and short-term investments	$33,857	$32,191	$31,851

Mortgage loans on real estate	4,743	4,902	4,775

Policy loans	1,128	1,069	1,174

Other	75	348	40

	39,803	38,510	37,840

Investment expenses	(602)	(603)	(597)

Net investment income	$39,201	$37,907	$37,243

Realized Investment Gains (Losses)

The following table summarizes realized investment gains (losses):

	Year Ended December 31,
	2016	2015	2014
Realized investment gains (losses):

Fixed maturity and short-term investments	$3,781	$1,536	$1,335

Mortgage loans on real estate	73	103	75

Other	6	6	20

Realized investment gains	$3,860	$1,645	$1,430

Included in net investment income and realized investment gains (losses) are amounts allocable to the participating fund account. This allocation is based upon the activity in a specific block of investments that is segmented for the benefit of the participating fund account. The amounts of net investment income allocated to the participating fund account were $4,362, $4,214, and $4,468 for the years ended December 31, 2016, 2015, and 2014, respectively. The amounts of realized investment gains (losses) allocated to the participating fund account were $426, $417, and $397 for the years ended December 31, 2016, 2015, and 2014, respectively.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

5.  Fair Value Measurements

Recurring fair value measurements

The following tables present the Company’s financial assets and liabilities carried at fair value on a recurring basis by fair value hierarchy category:

	Assets and liabilities measured at fair value on a recurring basis
	December 31, 2016
Assets:	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Fixed maturities available-for-sale:
U.S. government direct obligations and U.S. agencies	$—	$53,804	$—	$53,804
Obligations of U.S. states and their subdivisions	—	44,383	—	44,383
Corporate debt securities	—	811,497	—	811,497
Asset-backed securities	—	49,755	—	49,755
Residential mortgage-backed securities	—	12,182	—	12,182
Commercial mortgage-backed securities	—	80,830	—	80,830

Total fixed maturities available-for-sale	—	1,052,451	—	1,052,451

Fixed maturities held for trading:
U.S. government direct obligations and U.S. agencies	—	65,119	—	65,119
Corporate debt securities	—	3,194	—	3,194
Commercial mortgage-backed securities	—	1,080	—	1,080

Total fixed maturities held for trading	—	69,393	—	69,393

Short-term investments available-for-sale	31,361	—	—	31,361
Separate account assets(1)	659,837	215	—	664,046

Total assets	$691,198	$1,122,059	$—	$1,817,251

(1) Included in the total fair value amount are $4 million of investments as of December 31, 2016, for which the fair value is estimated using net asset value per unit as a practical expedient which are excluded from the disclosure requirement to classify amounts in the fair value hierarchy in connection with the adoption of ASU 2015-07.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

	Assets and liabilities measured at fair value on a recurring basis
	December 31, 2015
Assets:	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Fixed maturities available-for-sale:
U.S. government direct obligations and U.S. agencies	$—	$62,841	$—	$62,841
Obligations of U.S. states and their subdivisions	—	46,697	—	46,697
Foreign government securities	—	2,286	—	2,286
Corporate debt securities	—	628,695	—	628,695
Asset-backed securities	—	50,099	—	50,099
Residential mortgage-backed securities	—	17,269	—	17,269
Commercial mortgage-backed securities	—	59,432	—	59,432

Total fixed maturities available-for-sale	—	867,319	—	867,319

Fixed maturities held for trading:
U.S. government direct obligations and U.S. agencies	—	61,029	—	61,029
Corporate debt securities	—	3,212	—	3,212
Commercial mortgage-backed securities	—	1,065	—	1,065

Total fixed maturities held for trading	—	65,306	—	65,306

Short-term investments available-for-sale	55	13,602	—	13,657
Separate account assets(1)	616,361	199	—	617,440

Total assets	$616,416	$946,426	$—	$1,563,722

(1) Included in the total fair value amount are $1 million of investments as of December 31, 2015, for which the fair value is estimated using net asset value per unit as a practical expedient which are excluded from the disclosure requirement to classify amounts in the fair value hierarchy in connection with the adoption of ASU 2015-07.

The methods and assumptions used to estimate the fair value of the Company’s financial assets and liabilities carried at fair value on a recurring basis are as follows:

Fixed maturity investments

The fair values for fixed maturity investments are generally based upon evaluated prices from independent pricing services. In cases where these prices are not readily available fair values are estimated by the Company. To determine estimated fair value for these instruments, the Company generally utilizes discounted cash flow models with market observable pricing inputs such as spreads, average life and credit quality. Fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty.

Short-term investments

The amortized cost of short-term investments is a reasonable estimate of fair value due to their short-term nature and high credit quality of the issuers. Included in short-term investments are highly liquid money market securities that are traded in an active market.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

Separate account assets

Separate account assets include investments in mutual fund securities. Mutual funds are recorded at net asset value, which approximates fair value, on a daily basis.

Assets measured at fair value using significant unobservable inputs (Level 3)

The following tables present additional information about assets measured at fair value on a recurring basis and for which the Company has utilized Level 3 inputs to determine fair value:

Recurring Level 3 financial assets
Year Ended December 31, 2016
Fixed maturities available-for-sale
Asset-backed securities
Balance, January 1, 2016	$—

Realized and unrealized gains (losses) included in:

Other comprehensive income (loss)	—

Balance, December 31, 2016	$—

Total gains (losses) for the period included in net income attributable to the change in unrealized gains and losses relating to assets held at December 31, 2016	$—

Recurring Level 3 financial assets
Year Ended December 31, 2015
Fixed maturities available-for-sale
Asset-backed securities
Balance, January 1, 2015	$—

Realized and unrealized gains (losses) included in:

Other comprehensive income (loss)	—

Balance, December 31, 2015	$—

Total gains (losses) for the period included in net income attributable to the change in unrealized gains and losses relating to assets held at December 31, 2015	$—

Recurring Level 3 financial assets
Year Ended December 31, 2014
Fixed maturities available-for-sale
Asset-backed securities
Balance, January 1, 2014	$3,991

Transfers out of Level 3 (1)	(3,991)

Balance, December 31, 2014	$—

Total gains (losses) for the period included in net income attributable to the change in unrealized gains and losses relating to assets held at December 31, 2014	$—

(1)	Transfers out of Level 3 are due primarily to increased observability of inputs in valuation methodologies as evidenced by corroboration of market prices with multiple pricing vendors and internal models.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

Fair value of financial instruments

The following tables summarize the carrying amounts and estimated fair values of the Company’s financial instruments not carried at fair value on a recurring basis:

	December 31, 2016		December 31, 2015
Assets	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Mortgage loans on real estate	$99,497	$101,592	$105,503	$110,283

Policy loans	26,010	26,010	24,408	24,408

Liabilities
Annuity contract benefits without life contingencies	$571,194	$554,578	$455,214	$441,393

Policyholders’ funds	2,072	2,072	2,247	2,247

The methods and assumptions used to estimate the fair value of financial instruments not carried at fair value on a recurring basis are summarized as follows:

Mortgage loans on real estate

Mortgage loan fair value estimates are generally based on discounted cash flows. A discount rate matrix is used where the discount rate valuing a specific mortgage generally corresponds to that mortgage’s remaining term and credit quality. Management believes the discount rate used is comparable to the credit, interest rate, term, servicing costs, and risks of loans similar to the portfolio loans that the Company would make today given its internal pricing strategy. The estimated fair value was classified as Level 2.

Policy loans

Policy loans are funds provided to policyholders in return for a claim on the policy. The funds provided are limited to the cash surrender value of the underlying policy. The nature of policy loans is to have a negligible default risk as the loans are fully collateralized by the value of the policy. Policy loans do not have a stated maturity and the balances and accrued interest are repaid either by the policyholder or with proceeds from the policy. Due to the collateralized nature of policy loans and unpredictable timing of repayments, the Company believes the fair value of policy loans approximates their carrying value. The estimated fair value is classified as Level 2.

Annuity contract benefits without life contingencies

The estimated fair value of annuity contract benefits without life contingencies is estimated by discounting the projected expected cash flows to the maturity of the contracts utilizing risk-free spot interest rates plus a provision for the Company’s credit risk. The estimated fair value was classified as Level 2.

Policyholders’ funds

The carrying amount of policyholders’ funds approximates the fair value since the Company can change the interest credited rates with 30 days notice. The estimated fair value was classified as Level 2.

6.  Reinsurance

In the normal course of its business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage, quota share, yearly renewable term and coinsurance contracts. On existing business, the Company retains a maximum of $250 of coverage per individual life. For new term life insurance policies, the Company retains 100% of the first $50 of coverage per individual life and 50% of coverage in excess of $50 up to a maximum retention of $250 per individual life. For new business-owned life insurance policies, the Company retains 100% of the first $250 per individual life. New term and business-owned life insurance policies are reinsured to GWL&A. The Company does not assume business under reinsurance agreements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

Ceded reinsurance contracts do not relieve the Company from its obligations to policyholders. The failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 2016 and 2015, the reinsurance receivables had carrying values in the amounts of $4,192 and $5,266, respectively. Included in these amounts are $3,327 and $3,199 at December 31, 2016 and 2015, respectively, associated with reinsurance agreements with related parties. At December 31, 2016 and 2015, 18% and 23%, respectively, of the total reinsurance receivable was due from GWL&A. In addition, 62% and 38%, respectively, of the total reinsurance receivable was due from CLAC at December 31, 2016 and 2015.

The following tables summarize life insurance in-force and total premium income at and for the year ended December 31, 2016:

	Written and earned direct	Reinsurance ceded	Net
Life insurance in-force:
Individual	$3,262,704	$(1,589,747)	$1,672,957

Premium income:
Life insurance	$22,437	$(8,138)	$14,299

The following tables summarize life insurance in-force and total premium income at and for the year ended December 31, 2015:

	Written and earned direct	Reinsurance ceded	Net
Life insurance in-force:
Individual	$3,228,154	$(1,647,190)	$1,580,964

Premium income:
Life insurance	$21,111	$(7,352)	$13,759

The following tables summarize total premium income for the year ended December 31, 2014:

	Written and earned direct	Reinsurance ceded	Net
Premium income:
Life insurance	$20,802	$(7,347)	$13,455

Reinsurance recoveries for life and other policy benefits were $5,301, $6,840, and $4,976 for the years ended December 31, 2016, 2015, and 2014, respectively.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

7.  Deferred Acquisition Costs

The following table summarizes activity in DAC:

	2016	2015	2014
Balance, January 1,	$20,661	$15,481	$12,761

Capitalized additions	8,146	5,106	6,248

Amortization and writedowns	(1,607)	(3,499)	(1,184)

Unrealized investment (gains) losses	196	3,573	(2,344)

Balance, December 31,	$27,396	$20,661	$15,481

8.  Stockholder’s Equity and Dividend Restrictions

The Company had 10,000 shares of $1,000 par value common stock authorized, 2,500 of which were issued and outstanding at December 31, 2016, and 2015.

The Company’s net income and capital and surplus, as determined in accordance with statutory accounting principles and practices as prescribed by the National Association of Insurance Commissioners (“NAIC”), is as follows:

	Year Ended December 31,				December 31,
	2016	2015	2014		2016	2015
Net (loss) income	$(1,944)	$5,392	$1,510	Capital and surplus	$86,725	$88,786

Regulatory compliance is determined by a ratio of a company’s total adjusted capital (“TAC”) to its authorized control level risk-based capital (“ACL”), as determined in accordance with statutory accounting principles and practices as prescribed by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is 200% of ACL. The Company’s risk-based capital ratio was in excess of the required amount as December 31, 2016.

Dividends are paid as determined by the Board of Directors, subject to restrictions as discussed below.

As an insurance company domiciled in the State of New York, the Company is required to maintain a minimum of $2,250 of capital and surplus. In addition, the maximum amount of dividends which can be paid to stockholders by insurance companies domiciled in the State of New York, without prior approval of the Superintendent, is subject to restrictions relating to statutory capital and surplus and statutory net gain from operations. Statutory capital and surplus and net gain from operations at and for the year ended December 31, 2016 were $86,725 and $(1,944), respectively. Based on the as filed amounts, the Company may not pay dividends during the year ended December 31, 2017 without the approval of the New York Superintendent of Financial Services. Prior to any payment of dividends in 2017, the Company will seek approval from the Superintendent.

9.  Other Comprehensive Income

The following tables present the accumulated balances for each classification of other comprehensive income (loss):

	Year Ended December 31, 2016
	Unrealized holding gains / losses arising on fixed maturities, available-for-sale	Future policy benefits and DAC adjustments	Total
Balances, January 1, 2016	$4,699	$(1,867)	$2,832

Other comprehensive income (loss) before reclassifications	756	24	780

Amounts reclassified from AOCI	(720)	—	(720)

Net current period other comprehensive income (loss)	36	24	60

Balances, December 31, 2016	$4,735	$(1,843)	$2,892

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

	Year Ended December 31, 2015
	Unrealized holding gains / losses arising on fixed maturities, available-for-sale	Future policy benefits and DAC adjustments	Total
Balances, January 1, 2015	$17,816	$(5,162)	$12,654

Other comprehensive income (loss) before reclassifications	(12,546)	3,295	(9,251)

Amounts reclassified from AOCI	(571)	—	(571)

Net current period other comprehensive income (loss)	(13,117)	3,295	(9,822)

Balances, December 31, 2015	$4,699	$(1,867)	$2,832

	Year Ended December 31, 2014
	Unrealized holding gains / losses arising on fixed maturities, available-for-sale	Future policy benefits and DAC adjustments	Total
Balances, January 1, 2014	$4,483	$(2,224)	$2,259

Other comprehensive income (loss) before reclassifications	13,508	(2,938)	10,570

Amounts reclassified from AOCI	(175)	—	(175)

Net current period other comprehensive income (loss)	13,333	(2,938)	10,395

Balances, December 31, 2014	$17,816	$(5,162)	$12,654

The following tables present the composition of other comprehensive income (loss):

	Year Ended December 31, 2016
	Before-tax amount	Tax (expense) benefit	Net-of-tax amount

Unrealized holding gains (losses), net, arising on fixed maturities, available-for-sale	$1,163	$(407)	$756

Reclassification adjustment for (gains) losses, net, realized in net income	(1,107)	387	(720)

Net unrealized gains (losses) related to investments	56	(20)	36

Future policy benefits and DAC adjustments	36	(12)	24

Net unrealized gains (losses)	92	(32)	60

Other comprehensive income (loss)	$92	$(32)	$60

	Year Ended December 31, 2015
	Before-tax amount	Tax (expense) benefit	Net-of-tax amount
Unrealized holding gains (losses), net, arising on fixed maturities, available-for-sale	$(19,301)	$6,755	$(12,546)

Reclassification adjustment for (gains) losses, net, realized in net income	(878)	307	(571)

Net unrealized gains (losses) related to investments	(20,179)	7,062	(13,117)

Future policy benefits and DAC adjustments	5,070	(1,775)	3,295

Net unrealized gains (losses)	(15,109)	5,287	(9,822)

Other comprehensive income (loss)	$(15,109)	$5,287	$(9,822)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

	Year Ended December 31, 2014
	Before-tax amount	Tax (expense) benefit	Net-of-tax amount
Unrealized holding gains (losses), net, arising on fixed maturities, available-for-sale	$20,782	$(7,274)	$13,508

Reclassification adjustment for (gains) losses, net, realized in net income	(269)	94	(175)

Net unrealized gains (losses) related to investments	20,513	(7,180)	13,333

Future policy benefits and DAC adjustments	(4,520)	1,582	(2,938)

Net unrealized gains (losses)	15,993	(5,598)	10,395

Other comprehensive income (loss)	$15,993	$(5,598)	$10,395

The following table presents the reclassifications from accumulated other comprehensive income (loss):

	Year Ended December 31,
	2016	2015	2014
Details about accumulated other comprehensive income (loss) components	Amount reclassified from accumulated other comprehensive income (loss)			Affected line item in the statement where net income is presented
Unrealized holdings (gains) losses, net, arising on fixed maturities, available-for-sale	$(1,107)	$(878)	$(269)	Other realized investment (gains) losses, net

	(1,107)	(878)	(269)	Total before tax

	(387)	(307)	(94)	Tax expense or benefit

Total reclassification	$(720)	$(571)	$(175)	Net of tax

10.  General Insurance Expenses

The following table summarizes the significant components of general insurance expenses:

	Year Ended December 31,
	2016	2015	2014
Commissions	$14,818	$11,763	$11,759

Compensation	7,272	7,263	6,732

Other	7,107	1,918	401

Total general insurance expenses	$29,197	$20,944	$18,892

11.  Income Taxes

The provision for income taxes is comprised of the following:

	Year Ended December 31,
	2016	2015	2014
Current	$1,646	$2,538	$1,849

Deferred	303	1,163	2,296

Total income tax provision	$1,949	$3,701	$4,145

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following table presents a reconciliation between the statutory federal income tax rate and the Company’s effective income tax rate:

	Year Ended December 31,
	2016	2015	2014
Statutory federal income tax rate	35.0%	35.0%	35.0%

Income tax effect of:

Tax Credits	(7.1)%	— %	— %

Other, net	(4.5)%	(2.4)%	(1.4)%

Effective income tax rate	23.4%	32.6%	33.6%

Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. The tax effect of temporary differences, which give rise to the deferred tax assets and liabilities, is as follows:

	December 31,
	2016		2015
	Deferred tax asset	Deferred tax liability	Deferred tax asset	Deferred tax liability
Policyholder reserves	$2,459	$—	$3,280	$—

Deferred acquisition costs	—	323	322	—

Investment assets	—	2,580	—	3,545

Policyholder dividends	1,015	—	1,085	—

Deferred director’s fees	331	—	293	—

Earnings on participating business	5,450	—	5,958	—

Tax credits	850	—	—	—

Other	—	109	36	—

Total deferred taxes	$10,105	$3,012	$10,974	$3,545

The deferred tax liability amounts presented for investment assets above include $1,557 and $1,525 related to the unrealized (gains) losses on the Company’s fixed maturity and equity investments, which are classified as available-for-sale at December 31, 2016, and 2015, respectively.

The Company and its ultimate U.S. parent, Lifeco U.S., have entered into an income tax allocation agreement whereby Lifeco U.S. files a consolidated federal income tax return. Under the agreement, these companies are responsible for and will receive the benefits of any income tax liability or benefit computed on a separate tax return basis.

The Company files income tax returns in the U.S. federal jurisdiction and various states. With few exceptions, the Company is no longer subject to U.S. federal income tax examinations by tax authorities for years 2012 and prior. Tax years 2013 through 2015 are open to federal examination by the Internal Revenue Service. The Company does not expect significant increases or decreases to unrecognized tax benefits relating to federal, state or local audits.

The Company generated $166 of foreign tax credit carry forwards during the year ended December 31, 2016. During the years ended December 31, 2010 through December 31, 2015, the Company generated credit carryforwards of $684. The Company determined in 2016 that it will amend its prior year previously filed federal income tax returns in order to elect to claim foreign tax credits in lieu of foreign tax expense. The credit will begin to expire in 2020.

Included in due to parent and affiliates at December 31, 2016 is $520 of income taxes receivable to affiliates related to the consolidated income tax return filed by GWL&A and certain subsidiaries. Included in due from parent and affiliates at December 31, 2015 is $1,804 of income taxes payable from affiliates related to the consolidated income tax return filed by GWL&A and certain subsidiaries.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

12.  Commitments and Contingencies

From time to time, the Company may be threatened with, or named as a defendant in, lawsuits, arbitrations, and administrative claims. Any such claims that are decided against the Company could harm the Company’s business. The Company is also subject to periodic regulatory audits and inspections which could result in fines or other disciplinary actions. Unfavorable outcomes in such matters may result in a material impact on the Company’s financial position, results of operations or cash flows.

The Company makes commitments to fund investments in the normal course of its business. The amounts of these unfunded commitments at December 31, 2016, and 2015, were $13,000 and zero, respectively, all of which is due within one year from the dates indicated.

13.  Subsequent Event

Management has evaluated subsequent events for potential recognition or disclosure in the Company’s financial statements through March 31, 2017, the date on which the Company’s financial statements were issued. No subsequent event has occurred requiring its recognition or disclosure in the Company’s financial statements.

Variable Annuity-1 Series

Account of Great-West Life

& Annuity Insurance

Company of New York

Annual Report for the Year Ended

December 31, 2016 and Report of Independent

Registered Public Accounting Firm

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	AB VPS GROWTH AND INCOME PORTFOLIO	AB VPS GROWTH PORTFOLIO	AB VPS INTERNATIONAL GROWTH PORTFOLIO	AB VPS INTERNATIONAL VALUE PORTFOLIO	AB VPS REAL ESTATE INVESTMENT PORTFOLIO	AB VPS SMALL/MID CAP VALUE PORTFOLIO

ASSETS:
Investments at fair value (1)	$60,242	$109,698	$191,391	$87,081	$368,118	$396,694
Investment income due and accrued
Due from Great-West Life & Annuity Insurance Company of New York			6,086

Total assets	60,242	109,698	197,477	87,081	368,118	396,694

LIABILITIES:
Due to Great-West Life & Annuity Insurance Company of New York	4	8	14	7	21	25

Total liabilities	4	8	14	7	21	25

NET ASSETS	$60,238	$109,690	$197,463	$87,074	$368,097	$396,669

NET ASSETS REPRESENTED BY:
Accumulation units	$60,238	$109,690	$183,135	$87,074	$368,097	$396,669
Contracts in payout phase			14,328

NET ASSETS	$60,238	$109,690	$197,463	$87,074	$368,097	$396,669

ACCUMULATION UNITS OUTSTANDING	3,300	6,327	14,396	11,463	23,371	20,935

UNIT VALUE (ACCUMULATION)	$18.25	$17.34	$12.72	$7.60	$15.75	$18.95

(1) Cost of investments:	$27,823	$102,439	$190,540	$92,010	$416,878	$387,227
Shares of investments:	1,930	3,925	11,038	6,557	39,926	19,551

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	ALGER CAPITAL APPRECIATION PORTFOLIO	ALGER LARGE CAP GROWTH PORTFOLIO	ALGER MID CAP GROWTH PORTFOLIO	AMERICAN CENTURY INVESTMENTS VP BALANCED FUND	AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH FUND	AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND

ASSETS:
Investments at fair value (1)	$11,932	$1,169,455	$294,860	$640,596	$60,588	$136,448
Investment income due and accrued		1
Due from Great-West Life & Annuity Insurance Company of New York				5,515

Total assets	11,932	1,169,456	294,860	646,111	60,588	136,448

LIABILITIES:
Due to Great-West Life & Annuity Insurance Company of New York		80	20	42	3	9

Total liabilities	0	80	20	42	3	9

NET ASSETS	$11,932	$1,169,376	$294,840	$646,069	$60,585	$136,439

NET ASSETS REPRESENTED BY:
Accumulation units	$11,932	$1,169,376	$294,840	$578,663	$60,585	$136,439
Contracts in payout phase				67,406

NET ASSETS	$11,932	$1,169,376	$294,840	$646,069	$60,585	$136,439

ACCUMULATION UNITS OUTSTANDING	1,191	46,776	16,194	33,502	3,876	7,905

UNIT VALUE (ACCUMULATION)	$10.02	$25.00	$18.21	$17.27	$15.63	$17.26

(1) Cost of investments:	$11,749	$1,157,484	$207,923	$680,083	$43,071	$131,373
Shares of investments:	178	22,220	14,968	91,908	6,501	14,562

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND	AMERICAN CENTURY INVESTMENTS VP VALUE FUND	AMERICAN FUNDS IS NEW WORLD FUND	BLACKROCK GLOBAL ALLOCATION VI FUND	COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND	COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND

ASSETS:
Investments at fair value (1)	$247,534	$1,850,674	$2,748	$217,334	$144,291	$425,070
Investment income due and accrued
Due from Great-West Life & Annuity Insurance Company of New York

Total assets	247,534	1,850,674	2,748	217,334	144,291	425,070

LIABILITIES:
Due to Great-West Life & Annuity Insurance Company of New York	15	124		12	9	30

Total liabilities	15	124	0	12	9	30

NET ASSETS	$247,519	$1,850,550	$2,748	$217,322	$144,282	$425,040

NET ASSETS REPRESENTED BY:
Accumulation units	$247,519	$1,850,550	$2,748	$217,322	$144,282	$425,040
Contracts in payout phase

NET ASSETS	$247,519	$1,850,550	$2,748	$217,322	$144,282	$425,040

ACCUMULATION UNITS OUTSTANDING	9,308	78,511	265	21,343	13,745	21,802

UNIT VALUE (ACCUMULATION)	$26.59	$23.57	$10.37	$10.18	$10.50	$19.50

(1) Cost of investments:	$225,074	$1,413,039	$2,703	$214,802	$137,996	$474,461
Shares of investments:	11,715	176,591	141	14,013	11,220	20,735

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND	DELAWARE VIP EMERGING MARKETS SERIES	DELAWARE VIP SMALL CAP VALUE SERIES	DELAWARE VIP SMID CAP GROWTH SERIES	DEUTSCHE CAPITAL GROWTH VIP	DEUTSCHE CORE EQUITY VIP

ASSETS:
Investments at fair value (1)	$18,969	$7,606	$470,972	$160,773	$782,977	$122,386
Investment income due and accrued
Due from Great-West Life & Annuity Insurance Company of New York

Total assets	18,969	7,606	470,972	160,773	782,977	122,386

LIABILITIES:
Due to Great-West Life & Annuity Insurance Company of New York	1		29	11	51	8

Total liabilities	1	0	29	11	51	8

NET ASSETS	$18,968	$7,606	$470,943	$160,762	$782,926	$122,378

NET ASSETS REPRESENTED BY:
Accumulation units	$18,968	$7,606	$470,943	$160,762	$782,926	$122,378
Contracts in payout phase

NET ASSETS	$18,968	$7,606	$470,943	$160,762	$782,926	$122,378

ACCUMULATION UNITS OUTSTANDING	906	886	17,013	7,461	41,435	6,534

UNIT VALUE (ACCUMULATION)	$20.94	$8.58	$27.68	$21.55	$18.90	$18.73

(1) Cost of investments:	$17,317	$6,987	$429,243	$160,188	$721,977	$101,628
Shares of investments:	998	424	11,822	5,726	29,325	9,300

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	DEUTSCHE LARGE CAP VALUE VIP	DEUTSCHE SMALL CAP INDEX VIP	DEUTSCHE SMALL MID CAP VALUE VIP	DIMENSIONAL VA US TARGETED VALUE PORTFOLIO	DREYFUS IP MIDCAP STOCK PORTFOLIO	DREYFUS VIF APPRECIATION PORTFOLIO

ASSETS:
Investments at fair value (1)	$251,182	$989,476	$145,868	$41,757	$77,761	$511,016
Investment income due and accrued						1,882
Due from Great-West Life & Annuity Insurance Company of New York

Total assets	251,182	989,476	145,868	41,757	77,761	512,898

LIABILITIES:
Due to Great-West Life & Annuity Insurance Company of New York	18	62	10	2	5	37

Total liabilities	18	62	10	2	5	37

NET ASSETS	$251,164	$989,414	$145,858	$41,755	$77,756	$512,861

NET ASSETS REPRESENTED BY:
Accumulation units	$251,164	$989,414	$145,858	$41,755	$77,756	$512,861
Contracts in payout phase

NET ASSETS	$251,164	$989,414	$145,858	$41,755	$77,756	$512,861

ACCUMULATION UNITS OUTSTANDING	16,268	41,575	7,867	3,443	2,822	28,324

UNIT VALUE (ACCUMULATION)	$15.44	$23.80	$18.54	$12.13	$27.55	$18.11

(1) Cost of investments:	$264,533	$951,729	$123,200	$34,245	$43,150	$577,150
Shares of investments:	18,268	58,968	8,761	2,160	3,871	12,461

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	DREYFUS VIF GROWTH AND INCOME PORTFOLIO	FEDERATED FUND FOR US GOVERNMENT SECURITIES II	FEDERATED MANAGED TAIL RISK FUND II	FEDERATED MANAGED VOLATILITY FUND II	FRANKLIN SMALL CAP VALUE VIP FUND	GREAT-WEST ARIEL MID CAP VALUE FUND

ASSETS:
Investments at fair value (1)	$181,067	$1,543,119	$80,853	$26,269	$512,769	$8,477
Investment income due and accrued	541
Due from Great-West Life & Annuity Insurance Company of New York		23,124

Total assets	181,608	1,566,243	80,853	26,269	512,769	8,477

LIABILITIES:
Due to Great-West Life & Annuity Insurance Company of New York	12	102	6	2	33

Total liabilities	12	102	6	2	33	0

NET ASSETS	$181,596	$1,566,141	$80,847	$26,267	$512,736	$8,477

NET ASSETS REPRESENTED BY:
Accumulation units	$181,596	$1,469,070	$80,847	$26,267	$512,736	$8,477
Contracts in payout phase		97,071

NET ASSETS	$181,596	$1,566,141	$80,847	$26,267	$512,736	$8,477

ACCUMULATION UNITS OUTSTANDING	12,814	91,734	5,760	1,272	28,607	850

UNIT VALUE (ACCUMULATION)	$14.17	$16.01	$14.04	$20.65	$17.92	$9.97

(1) Cost of investments:	$162,993	$1,567,242	$103,264	$24,015	$507,338	$8,020
Shares of investments:	6,285	143,146	16,809	2,759	26,486	5,107

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	GREAT-WEST LOOMIS SAYLES BOND FUND	GREAT-WEST SECURE- FOUNDATION® BALANCED FUND	INVESCO V.I. COMSTOCK FUND	INVESCO V.I. CORE EQUITY FUND	INVESCO V.I. GROWTH & INCOME FUND	INVESCO V.I. HIGH YIELD FUND

ASSETS:
Investments at fair value (1)	$10,643	$10,922,089	$498,745	$129,361	$1,159,315	$121,774
Investment income due and accrued
Due from Great-West Life & Annuity Insurance Company of New York

Total assets	10,643	10,922,089	498,745	129,361	1,159,315	121,774

LIABILITIES:
Due to Great-West Life & Annuity Insurance Company of New York		599	31	9	70	7

Total liabilities	0	599	31	9	70	7

NET ASSETS	$10,643	$10,921,490	$498,714	$129,352	$1,159,245	$121,767

NET ASSETS REPRESENTED BY:
Accumulation units	$10,643	$10,921,490	$498,714	$129,352	$1,159,245	$121,767
Contracts in payout phase

NET ASSETS	$10,643	$10,921,490	$498,714	$129,352	$1,159,245	$121,767

ACCUMULATION UNITS OUTSTANDING	1,023	1,001,178	28,210	4,722	67,617	9,079

UNIT VALUE (ACCUMULATION)	$10.40	$10.91	$17.68	$27.39	$17.14	$13.41

(1) Cost of investments:	$10,495	$10,874,391	$447,942	$99,203	$1,133,686	$116,692
Shares of investments:	828	860,685	26,685	3,741	55,074	22,551

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	INVESCO V.I. INTERNATIONAL GROWTH FUND	INVESCO V.I. MID CAP CORE EQUITY FUND	INVESCO V.I. SMALL CAP EQUITY FUND	INVESCO V.I. TECHNOLOGY FUND	IVY VIP INTERNATIONAL CORE EQUITY	JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES

ASSETS:
Investments at fair value (1)	$538,180	$67,596	$39,310	$229,105	$8,880	$454,974
Investment income due and accrued
Due from Great-West Life & Annuity Insurance Company of New York

Total assets	538,180	67,596	39,310	229,105	8,880	454,974

LIABILITIES:
Due to Great-West Life & Annuity Insurance Company of New York	35	5	3	16		32

Total liabilities	35	5	3	16	0	32

NET ASSETS	$538,145	$67,591	$39,307	$229,089	$8,880	$454,942

NET ASSETS REPRESENTED BY:
Accumulation units	$538,145	$67,591	$39,307	$229,089	$8,880	$454,942
Contracts in payout phase

NET ASSETS	$538,145	$67,591	$39,307	$229,089	$8,880	$454,942

ACCUMULATION UNITS OUTSTANDING	44,902	3,523	1,769	51,541	980	18,686

UNIT VALUE (ACCUMULATION)	$11.98	$19.19	$22.22	$4.44	$9.06	$24.35

(1) Cost of investments:	$557,335	$66,150	$36,900	$199,978	$8,978	$402,067
Shares of investments:	16,363	5,252	2,139	12,806	580	15,006

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES	JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES	JANUS ASPEN GLOBAL RESEARCH PORTFOLIO	JANUS ASPEN JANUS PORTFOLIO	JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES

ASSETS:
Investments at fair value (1)	$1,857,158	$756,650	$2,421,016	$428,257	$266,577	$81,653
Investment income due and accrued
Due from Great-West Life & Annuity Insurance Company of New York				2,618		6,885

Total assets	1,857,158	756,650	2,421,016	430,875	266,577	88,538

LIABILITIES:
Due to Great-West Life & Annuity Insurance Company of New York	114	43	159	27	19	6

Total liabilities	114	43	159	27	19	6

NET ASSETS	$1,857,044	$756,607	$2,420,857	$430,848	$266,558	$88,532

NET ASSETS REPRESENTED BY:
Accumulation units	$1,857,044	$756,607	$2,420,857	$409,830	$266,558	$77,557
Contracts in payout phase				21,018		10,975

NET ASSETS	$1,857,044	$756,607	$2,420,857	$430,848	$266,558	$88,532

ACCUMULATION UNITS OUTSTANDING	126,392	51,096	164,310	24,730	9,971	3,820

UNIT VALUE (ACCUMULATION)	$14.69	$14.81	$14.73	$16.57	$26.73	$20.30

(1) Cost of investments:	$1,796,914	$773,084	$2,495,384	$328,804	$217,701	$115,209
Shares of investments:	58,236	65,116	191,688	10,540	9,215	3,294

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES	JPMORGAN INSURANCE TRUST INTREPID MID CAP PORTFOLIO	JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO	LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO	LVIP BARON GROWTH OPPORTUNITIES FUND	MFS VIT II INTERNATIONAL VALUE PORTFOLIO

ASSETS:
Investments at fair value (1)	$243,915	$20,753	$30,365	$799,977	$1,401,313	$1,196,416
Investment income due and accrued
Due from Great-West Life & Annuity Insurance Company of New York						5,103

Total assets	243,915	20,753	30,365	799,977	1,401,313	1,201,519

LIABILITIES:
Due to Great-West Life & Annuity Insurance Company of New York	17	1	2	50	97	78

Total liabilities	17	1	2	50	97	78

NET ASSETS	$243,898	$20,752	$30,363	$799,927	$1,401,216	$1,201,441

NET ASSETS REPRESENTED BY:

Accumulation units	$243,898	$20,752	$30,363	$799,927	$1,401,216	$1,193,307
Contracts in payout phase						8,135

NET ASSETS	$243,898	$20,752	$30,363	$799,927	$1,401,216	$1,201,441

ACCUMULATION UNITS OUTSTANDING	31,610	2,032	2,495	55,824	41,974	58,220
UNIT VALUE (ACCUMULATION)	$7.72	$10.21	$12.17	$14.33	$33.38	$20.50

(1) Cost of investments:	$300,972	$20,079	$29,390	$848,298	$1,340,314	$1,198,715
Shares of investments:	10,218	1,070	1,350	42,620	34,883	53,820

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	MFS VIT UTILITIES SERIES	NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO	NVIT MID CAP INDEX FUND	OPPENHEIMER GLOBAL FUND	OPPENHEIMER INTERNATIONAL GROWTH FUND	OPPENHEIMER MAIN STREET SMALL CAP FUND

ASSETS:
Investments at fair value (1)	$248,909	$17,349	$937,614	$930,174	$276,382	$69,584
Investment income due and accrued
Due from Great-West Life & Annuity Insurance Company of New York				15,035

Total assets	248,909	17,349	937,614	945,209	276,382	69,584

LIABILITIES:
Due to Great-West Life & Annuity Insurance Company of New York	15	1	60	64	14	4

Total liabilities	15	1	60	64	14	4

NET ASSETS	$248,894	$17,348	$937,554	$945,145	$276,368	$69,580

NET ASSETS REPRESENTED BY:
Accumulation units	$248,894	$17,348	$937,554	$921,581	$276,368	$69,580
Contracts in payout phase				23,564

NET ASSETS	$248,894	$17,348	$937,554	$945,145	$276,368	$69,580

ACCUMULATION UNITS OUTSTANDING	17,920	1,017	39,747	39,672	24,713	5,795

UNIT VALUE (ACCUMULATION)	$13.89	$17.06	$23.59	$23.23	$11.18	$12.01

(1) Cost of investments:	$277,543	$13,894	$927,042	$859,465	$313,752	$72,902
Shares of investments:	9,439	904	38,986	26,561	132,876	2,890

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO	PIMCO VIT HIGH YIELD PORTFOLIO	PIMCO VIT LOW DURATION PORTFOLIO	PIMCO VIT REAL RETURN PORTFOLIO	PIMCO VIT TOTAL RETURN PORTFOLIO	PIONEER EMERGING MARKETS VCT PORTFOLIO

ASSETS:
Investments at fair value (1)	$9,883	$809,214	$3,304,113	$92,058	$3,752,393	$3,736
Investment income due and accrued		3,679	4,285	147	6,398
Due from Great-West Life & Annuity Insurance Company of New York		4,367			5,279

Total assets	9,883	817,260	3,308,398	92,205	3,764,070	3,736

LIABILITIES:
Due to Great-West Life & Annuity Insurance Company of New York		53	204	5	246

Total liabilities	0	53	204	5	246	0

NET ASSETS	$9,883	$817,207	$3,308,194	$92,200	$3,763,824	$3,736

NET ASSETS REPRESENTED BY:
Accumulation units	$9,883	$800,885	$3,308,194	$92,200	$3,755,550	$3,736
Contracts in payout phase		16,321			8,274

NET ASSETS	$9,883	$817,207	$3,308,194	$92,200	$3,763,824	$3,736

ACCUMULATION UNITS OUTSTANDING	1,576	43,110	267,953	9,439	264,280	691

UNIT VALUE (ACCUMULATION)	$6.27	$18.58	$12.35	$9.77	$14.21	$5.41

(1) Cost of investments:	$9,091	$813,510	$3,415,579	$90,698	$3,897,272	$5,973
Shares of investments:	1,256	104,415	322,667	7,503	352,669	235

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	PIONEER FUND VCT PORTFOLIO	PIONEER MID CAP VALUE VCT PORTFOLIO	PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO	PRUDENTIAL SERIES FUND EQUITY PORTFOLIO	PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO	PUTNAM VT AMERICAN GOVERNMENT INCOME FUND

ASSETS:
Investments at fair value (1)	$151,862	$146,135	$155,419	$269,692	$19,163	$365,955
Investment income due and accrued
Due from Great-West Life & Annuity Insurance Company of New York

Total assets	151,862	146,135	155,419	269,692	19,163	365,955

LIABILITIES:
Due to Great-West Life & Annuity Insurance Company of New York	10	10	10	17	1	25

Total liabilities	10	10	10	17	1	25

NET ASSETS	$151,852	$146,125	$155,409	$269,675	$19,162	$365,930

NET ASSETS REPRESENTED BY:
Accumulation units	$151,852	$146,125	$155,409	$269,675	$19,162	$365,930
Contracts in payout phase

NET ASSETS	$151,852	$146,125	$155,409	$269,675	$19,162	$365,930

ACCUMULATION UNITS OUTSTANDING	8,256	8,433	7,883	16,558	1,815	33,436

UNIT VALUE (ACCUMULATION)	$18.39	$17.33	$19.71	$16.29	$10.56	$10.94

(1) Cost of investments:	$175,487	$125,611	$166,658	$246,381	$24,310	$378,293
Shares of investments:	8,570	7,206	6,597	6,620	731	38,280

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	PUTNAM VT EQUITY INCOME FUND	PUTNAM VT GLOBAL HEALTH CARE FUND	PUTNAM VT INTERNATIONAL VALUE FUND	PUTNAM VT INVESTORS FUND	ROYCE CAPITAL FUND - SMALL- CAP PORTFOLIO	SCHWAB GOVERNMENT MONEY MARKET PORTFOLIO

ASSETS:
Investments at fair value (1)	$799,643	$518,867	$38,297	$126,150	$128,249	$5,599,194
Investment income due and accrued						180
Due from Great-West Life & Annuity Insurance Company of New York						43,545

Total assets	799,643	518,867	38,297	126,150	128,249	5,642,919

LIABILITIES:
Due to Great-West Life & Annuity Insurance Company of New York	45	34	2	6	9	363

Total liabilities	45	34	2	6	9	363

NET ASSETS	$799,598	$518,833	$38,295	$126,144	$128,240	$5,642,556

NET ASSETS REPRESENTED BY:
Accumulation units	$799,598	$518,833	$38,295	$126,144	$128,240	$5,324,692
Contracts in payout phase						317,864

NET ASSETS	$799,598	$518,833	$38,295	$126,144	$128,240	$5,642,556

ACCUMULATION UNITS OUTSTANDING	46,631	32,420	4,258	10,650	5,405	473,828

UNIT VALUE (ACCUMULATION)	$17.15	$16.00	$8.99	$11.84	$23.73	$11.24

(1) Cost of investments:	$704,465	$623,364	$37,173	$117,798	$162,634	$5,599,194
Shares of investments:	33,898	33,091	4,014	7,044	15,640	5,599,194

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	SCHWAB MARKETTRACK GROWTH PORTFOLIO	SCHWAB S&P 500 INDEX PORTFOLIO	SENTINEL VARIABLE PRODUCTS BOND FUND	SENTINEL VARIABLE PRODUCTS COMMON STOCK FUND	SENTINEL VARIABLE PRODUCTS SMALL COMPANY FUND	T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

ASSETS:
Investments at fair value (1)	$725,305	$14,198,366	$810,199	$154,797	$65,459	$39,717
Investment income due and accrued
Due from Great-West Life & Annuity Insurance Company of New York	6,020	7,749

Total assets	731,325	14,206,115	810,199	154,797	65,459	39,717

LIABILITIES:
Due to Great-West Life & Annuity Insurance Company of New York	47	927	52	9	4	2

Total liabilities	47	927	52	9	4	2

NET ASSETS	$731,278	$14,205,188	$810,147	$154,788	$65,455	$39,715

NET ASSETS REPRESENTED BY:
Accumulation units	$599,379	$14,180,900	$810,147	$154,788	$65,455	$39,715
Contracts in payout phase	131,899	24,289

NET ASSETS	$731,278	$14,205,188	$810,147	$154,788	$65,455	$39,715

ACCUMULATION UNITS OUTSTANDING	31,774	615,337	70,354	5,848	2,427	3,240

UNIT VALUE (ACCUMULATION)	$18.86	$23.05	$11.52	$26.47	$26.97	$12.26

(1) Cost of investments:	$586,899	$9,750,099	$861,569	$182,898	$70,408	$47,933
Shares of investments:	37,796	430,123	87,494	9,974	4,820	1,147

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II	TEMPLETON FOREIGN VIP FUND	TEMPLETON GLOBAL BOND VIP FUND	THIRD AVENUE VALUE PORTFOLIO	TOUCHSTONE VST FOCUSED FUND	UNIVERSAL INSTITUTIONAL FUNDS U.S. REAL ESTATE PORTFOLIO

ASSETS:
Investments at fair value (1)	$74,751	$771,204	$309,253	$56,702	$195,705	$1,087,461
Investment income due and accrued
Due from Great-West Life & Annuity Insurance Company of New York				2,585

Total assets	74,751	771,204	309,253	59,287	195,705	1,087,461

LIABILITIES:
Due to Great-West Life & Annuity Insurance Company of New York	4	46	16	3	12	75

Total liabilities	4	46	16	3	12	75

NET ASSETS	$74,747	$771,158	$309,237	$59,284	$195,693	$1,087,386

NET ASSETS REPRESENTED BY:
Accumulation units	$74,747	$771,158	$309,237	$49,621	$195,693	$1,087,386
Contracts in payout phase				9,663

NET ASSETS	$74,747	$771,158	$309,237	$59,284	$195,693	$1,087,386

ACCUMULATION UNITS OUTSTANDING	6,003	71,771	31,903	4,523	6,911	21,827

UNIT VALUE (ACCUMULATION)	$12.45	$10.74	$9.69	$10.97	$28.32	$49.82

(1) Cost of investments:	$81,997	$858,008	$337,125	$45,824	$205,514	$723,558
Shares of investments:	2,239	56,665	19,031	3,455	11,719	50,840

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	VAN ECK VIP GLOBAL HARD ASSETS FUND	VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND	VANGUARD VIF CAPITAL GROWTH PORTFOLIO	VANGUARD VIF MID-CAP INDEX PORTFOLIO	VANGUARD VIF REIT INDEX PORTFOLIO	VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO

ASSETS:
Investments at fair value (1)	$446,730	$300,999	$48,270	$57,069	$51,589	$88,818
Investment income due and accrued
Due from Great-West Life & Annuity Insurance Company of New York

Total assets	446,730	300,999	48,270	57,069	51,589	88,818

LIABILITIES:
Due to Great-West Life & Annuity Insurance Company of New York	24	19	2	3	2	4

Total liabilities	24	19	2	3	2	4

NET ASSETS	$446,706	$300,980	$48,268	$57,066	$51,587	$88,814

NET ASSETS REPRESENTED BY:
Accumulation units	$446,706	$300,980	$48,268	$57,066	$51,587	$88,814
Contracts in payout phase

NET ASSETS	$446,706	$300,980	$48,268	$57,066	$51,587	$88,814

ACCUMULATION UNITS OUTSTANDING	44,413	28,627	3,900	4,883	4,201	7,438

UNIT VALUE (ACCUMULATION)	$10.06	$10.51	$12.38	$11.69	$12.28	$11.94

(1) Cost of investments:	$505,630	$330,770	$44,449	$55,750	$50,234	$84,335
Shares of investments:	19,148	37,069	1,702	2,703	3,827	4,131

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	WELLS FARGO ADVANTAGE VT DISCOVERY FUND	WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND	WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND

ASSETS:
Investments at fair value (1)	$26,040	$28,529	$93,666
Investment income due and accrued
Due from Great-West Life & Annuity Insurance Company of New York			4,686

Total assets	26,040	28,529	98,352

LIABILITIES:
Due to Great-West Life & Annuity Insurance Company of New York	2	2	6

Total liabilities	2	2	6

NET ASSETS	$26,038	$28,527	$98,346

NET ASSETS REPRESENTED BY:
Accumulation units	$26,038	$28,527	$80,831
Contracts in payout phase			17,515

NET ASSETS	$26,038	$28,527	$98,346

ACCUMULATION UNITS OUTSTANDING	1,340	2,632	4,278

UNIT VALUE (ACCUMULATION)	$19.43	$10.84	$18.89

(1) Cost of investments:	$29,404	$31,435	$98,457
Shares of investments:	1,005	1,334	3,797

The accompanying notes are an integral part of these financial statements.	(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	AB VPS GROWTH AND INCOME PORTFOLIO	AB VPS GROWTH PORTFOLIO		AB VPS INTERNATIONAL GROWTH PORTFOLIO		AB VPS INTERNATIONAL VALUE PORTFOLIO	AB VPS REAL ESTATE INVESTMENT PORTFOLIO	AB VPS SMALL/MID CAP VALUE PORTFOLIO

INVESTMENT INCOME:
Dividends	$562	$		$		$1,223	$6,126	$1,910

EXPENSES:
Mortality and expense risk	608		757		2,215	991	2,776	2,417

NET INVESTMENT INCOME (LOSS)	(46)		(757)		(2,215)	232	3,350	(507)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(25,248)		168		13,418	(5,796)	(24,790)	1,186
Realized gain distributions	3,359		11,650				17,551	17,947

Net realized gain (loss) on investments	(21,889)		11,818		13,418	(5,796)	(7,239)	19,133

Change in net unrealized appreciation (depreciation) on investments	4,269		(10,326)		(27,747)	4,868	32,439	53,707

Net realized and unrealized gain (loss) on investments	(17,620)		1,492		(14,329)	(928)	25,200	72,840

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(17,666)		$735		$(16,544)	$(696)	$28,550	$72,333

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	ALGER CAPITAL APPRECIATION PORTFOLIO	ALGER LARGE CAP GROWTH PORTFOLIO		ALGER MID CAP GROWTH PORTFOLIO		AMERICAN CENTURY INVESTMENTS VP BALANCED FUND	AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH FUND	AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND
	(1)
INVESTMENT INCOME:
Dividends	$23	$		$		$10,505	$1,342	$2,334

EXPENSES:
Mortality and expense risk	32		9,954		2,319	5,276	372	1,312

NET INVESTMENT INCOME (LOSS)	(9)		(9,954)		(2,319)	5,229	970	1,022

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	8		6,355		17,074	(7,597)	4,686	(10,056)
Realized gain distributions	94		4,304			29,039	1,027

Net realized gain (loss) on investments	102		10,659		17,074	21,442	5,713	(10,056)

Change in net unrealized appreciation (depreciation) on investments	183		(13,711)		(12,988)	10,539	(855)	(3,668)

Net realized and unrealized gain (loss) on investments	285		(3,052)		4,086	31,981	4,858	(13,724)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$276		$(13,006)		$1,767	$37,210	$5,828	$(12,702)

(1) For the period June 1, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND	AMERICAN CENTURY INVESTMENTS VP VALUE FUND	AMERICAN FUNDS IS NEW WORLD FUND	BLACKROCK GLOBAL ALLOCATION VI FUND	COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND	COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND II
			(1)		(2)	(3)
INVESTMENT INCOME:
Dividends	$3,140	$27,640	$20	$2,777	$	$

EXPENSES:
Mortality and expense risk	1,489	12,834	7	1,303	811	222

NET INVESTMENT INCOME (LOSS)	1,651	14,806	13	1,474	(811)	(222)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	378	138,046	7	(9,909)	9,068	(41,673)
Realized gain distributions	8,940					21,595

Net realized gain (loss) on investments	9,318	138,046	7	(9,909)	9,068	(20,078)

Change in net unrealized appreciation (depreciation) on investments	27,932	134,536	45	19,269	6,295	13,162

Net realized and unrealized gain (loss) on investments	37,250	272,582	52	9,360	15,363	(6,916)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$38,901	$287,388	$65	$10,834	$14,552	$(7,138)

(1) For the period July 5, 2016 to December 31, 2016. (2) For the period May 2, 2016 to December 31, 2016. (3) For the period January 1, 2016 to May 2, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND		COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND	DELAWARE VIP EMERGING MARKETS SERIES	DELAWARE VIP SMALL CAP VALUE SERIES	DELAWARE VIP SMID CAP GROWTH SERIES	DEUTSCHE CAPITAL GROWTH VIP

INVESTMENT INCOME:
Dividends	$		$61	$122	$4,209	$278	$9,531

EXPENSES:
Mortality and expense risk		3,197	169	256	3,430	1,198	6,964

NET INVESTMENT INCOME (LOSS)		(3,197)	(108)	(134)	779	(920)	2,567

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		(3,375)	(2,563)	(685)	13,035	(5,205)	(39,796)
Realized gain distributions		129,981	1,547	243	38,787	15,417	101,045

Net realized gain (loss) on investments		126,606	(1,016)	(442)	51,822	10,212	61,249

Change in net unrealized appreciation (depreciation) on investments		(58,358)	6,496	1,425	68,366	(3,817)	(53,750)

Net realized and unrealized gain (loss) on investments		68,248	5,480	983	120,188	6,395	7,499

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS		$65,051	$5,372	$849	$120,967	$5,475	$10,066

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	DEUTSCHE CORE EQUITY VIP	DEUTSCHE LARGE CAP VALUE VIP	DEUTSCHE SMALL CAP INDEX VIP	DEUTSCHE SMALL MID CAP GROWTH VIP	DEUTSCHE SMALL MID CAP VALUE VIP	DIMENSIONAL VA US TARGETED VALUE PORTFOLIO
				(1)
INVESTMENT INCOME:
Dividends	$1,870	$2,988	$10,513	$	$982	$433

EXPENSES:
Mortality and expense risk	940	2,342	7,198	116	1,421	186

NET INVESTMENT INCOME (LOSS)	930	646	3,315	(116)	(439)	247

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	8,224	5,950	20,243	(5,898)	42,596	289
Realized gain distributions	11,890	14,774	72,994	6,228	17,319	1,538

Net realized gain (loss) on investments	20,114	20,724	93,237	330	59,915	1,827

Change in net unrealized appreciation (depreciation) on investments	(11,512)	(38,998)	81,618	52	(34,521)	8,285

Net realized and unrealized gain (loss) on investments	8,602	(18,274)	174,855	382	25,394	10,112

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,532	$(17,628)	$178,170	$266	$24,955	$10,359

(1) For the period January 1, 2016 to May 27, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	DREYFUS IP MIDCAP STOCK PORTFOLIO	DREYFUS VIF APPRECIATION PORTFOLIO	DREYFUS VIF GROWTH AND INCOME PORTFOLIO	FEDERATED FUND FOR US GOVERNMENT SECURITIES II	FEDERATED MANAGED TAIL RISK FUND II	FEDERATED MANAGED VOLATILITY FUND II

INVESTMENT INCOME:
Dividends	$734	$8,546	$1,600	$34,469	$1,549	$1,179

EXPENSES:
Mortality and expense risk	591	4,399	987	12,209	724	210

NET INVESTMENT INCOME (LOSS)	143	4,147	613	22,260	825	969

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	332	(8,928)	95	(5,656)	(3,693)	53
Realized gain distributions	4,872	81,575	10,125

Net realized gain (loss) on investments	5,204	72,647	10,220	(5,656)	(3,693)	53

Change in net unrealized appreciation (depreciation) on investments	4,504	(42,287)	804	(9,125)	(1,519)	645

Net realized and unrealized gain (loss) on investments	9,708	30,360	11,024	(14,781)	(5,212)	698

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,851	$34,507	$11,637	$7,479	$(4,387)	$1,667

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	FRANKLIN SMALL CAP VALUE VIP FUND	GREAT-WEST ARIEL MID CAP VALUE FUND	GREAT-WEST LOOMIS SAYLES BOND FUND	GREAT-WEST SECURE- FOUNDATION® BALANCED FUND	INVESCO V.I. COMSTOCK FUND	INVESCO V.I. CORE EQUITY FUND
		(1)	(2)
INVESTMENT INCOME:
Dividends	$3,380	$117	$63	$193,354	$7,024	$947

EXPENSES:
Mortality and expense risk	3,225	23	26	63,491	3,472	1,042

NET INVESTMENT INCOME (LOSS)	155	94	37	129,863	3,552	(95)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	12,739		3	(22,904)	19,239	348
Realized gain distributions	62,119	54	61	213,301	35,049	8,488

Net realized gain (loss) on investments	74,858	54	64	190,397	54,288	8,836

Change in net unrealized appreciation (depreciation) on investments	32,091	457	148	448,953	6,645	2,304

Net realized and unrealized gain (loss) on investments	106,949	511	212	639,350	60,933	11,140

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$107,104	$605	$249	$769,213	$64,485	$11,045

(1) For the period June 1, 2016 to December 31, 2016. (2) For the period July 5, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

 STATEMENT OF OPERATIONS

 YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	INVESCO V.I. GROWTH & INCOME FUND	INVESCO V.I. HIGH YIELD FUND	INVESCO V.I. INTERNATIONAL GROWTH FUND	INVESCO V.I. MID CAP CORE EQUITY FUND	INVESCO V.I. SMALL CAP EQUITY FUND		INVESCO V.I. TECHNOLOGY FUND

INVESTMENT INCOME:
Dividends	$11,597	$5,214	$10,173	$50	$		$

EXPENSES:
Mortality and expense risk	7,191	920	5,192	455		292		1,862

NET INVESTMENT INCOME (LOSS)	4,406	4,294	4,981	(405)		(292)		(1,862)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(9,628)	(349)	(15,678)	(1,158)		198		594
Realized gain distributions	95,839			4,270		2,649		10,112

Net realized gain (loss) on investments	86,211	(349)	(15,678)	3,112		2,847		10,706

Change in net unrealized appreciation (depreciation) on investments	99,834	8,441	2,083	5,367		1,829		(12,662)

Net realized and unrealized gain (loss) on investments	186,045	8,092	(13,595)	8,479		4,676		(1,956)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$190,451	$12,386	$(8,614)	$8,074		$4,384		$(3,818)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

 STATEMENT OF OPERATIONS

 YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS
	IVY VIP INTERNATIONAL CORE EQUITY	JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES	JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES	JANUS ASPEN GLOBAL RESEARCH PORTFOLIO

INVESTMENT INCOME:
Dividends	$58	$9,783	$36,000	$18,230	$62,196	$4,541

EXPENSES:
Mortality and expense risk	33	3,705	13,774	4,411	21,724	3,260

NET INVESTMENT INCOME (LOSS)	25	6,078	22,226	13,819	40,472	1,281

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(3)	(9)	24,699	391	6,093	10,231
Realized gain distributions	47	6,332	25,990

Net realized gain (loss) on investments	44	6,323	50,689	391	6,093	10,231

Change in net unrealized appreciation (depreciation) on investments	119	3,914	(9,916)	(11,601)	3,486	(8,321)

Net realized and unrealized gain (loss) on investments	163	10,237	40,773	(11,210)	9,579	1,910

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$188	$16,315	$62,999	$2,609	$50,051	$3,191

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	JANUS ASPEN JANUS PORTFOLIO	JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES	JPMORGAN INSURANCE TRUST INTREPID MID CAP PORTFOLIO		JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO	LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO

INVESTMENT INCOME:
Dividends	$1,426	$4,501	$14,834	$		$139	$8,245

EXPENSES:
Mortality and expense risk	2,257	766	2,677		81	229	6,076

NET INVESTMENT INCOME (LOSS)	(831)	3,735	12,157		(81)	(90)	2,169

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	5,828	(21,231)	(51,387)		(1,396)	(4,867)	(28,024)
Realized gain distributions	16,071	3,044	10,476			2,167

Net realized gain (loss) on investments	21,899	(18,187)	(40,911)		(1,396)	(2,700)	(28,024)

Change in net unrealized appreciation (depreciation) on investments	(22,220)	5,132	1,141		2,050	6,343	160,538

Net realized and unrealized gain (loss) on investments	(321)	(13,055)	(39,770)		654	3,643	132,514

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,152)	$(9,320)	$(27,613)		$573	$3,553	$134,683

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	LVIP BARON GROWTH OPPORTUNITIES FUND	MFS VIT II INTERNATIONAL VALUE PORTFOLIO	MFS VIT UTILITIES SERIES	NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO	NVIT MID CAP INDEX FUND	OPPENHEIMER GLOBAL FUND

INVESTMENT INCOME:
Dividends	$7,073	$11,300	$9,652	$40	$9,255	$10,021

EXPENSES:
Mortality and expense risk	10,859	7,877	1,975	134	6,427	7,841

NET INVESTMENT INCOME (LOSS)	(3,786)	3,423	7,677	(94)	2,828	2,180

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	66,761	6,311	(1,228)	7	(1,866)	21,016
Realized gain distributions	93,789	22,846	6,130	1,078	82,630	63,522

Net realized gain (loss) on investments	160,550	29,157	4,902	1,085	80,764	84,538

Change in net unrealized appreciation (depreciation) on investments	(101,463)	(7,593)	15,187	1,273	61,946	(95,366)

Net realized and unrealized gain (loss) on investments	59,087	21,564	20,089	2,358	142,710	(10,828)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$55,301	$24,987	$27,766	$2,264	$145,538	$(8,648)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	OPPENHEIMER INTERNATIONAL GROWTH FUND	OPPENHEIMER MAIN STREET SMALL CAP FUND	PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO	PIMCO VIT HIGH YIELD PORTFOLIO	PIMCO VIT LOW DURATION PORTFOLIO	PIMCO VIT REAL RETURN PORTFOLIO

INVESTMENT INCOME:
Dividends	$3,683	$313	$111	$44,258	$49,522	$2,047

EXPENSES:
Mortality and expense risk	2,124	435	57	6,692	24,875	538

NET INVESTMENT INCOME (LOSS)	1,559	(122)	54	37,566	24,647	1,509

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(15,883)	(79)	(86)	39,887	(8,422)	(34)
Realized gain distributions	7,835	2,320

Net realized gain (loss) on investments	(8,048)	2,241	(86)	39,887	(8,422)	(34)

Change in net unrealized appreciation (depreciation) on investments	998	8,109	1,459	50,173	5,377	1,931

Net realized and unrealized gain (loss) on investments	(7,050)	10,350	1,373	90,060	(3,045)	1,897

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(5,491)	$10,228	$1,427	$127,626	$21,602	$3,406

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	PIMCO VIT TOTAL RETURN PORTFOLIO	PIONEER EMERGING MARKETS VCT PORTFOLIO	PIONEER FUND VCT PORTFOLIO	PIONEER MID CAP VALUE VCT PORTFOLIO	PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO		PRUDENTIAL SERIES FUND EQUITY PORTFOLIO

INVESTMENT INCOME:
Dividends	$73,499	$7	$2,008	$643	$		$

EXPENSES:
Mortality and expense risk	28,533	31	1,267	1,138		1,118		2,096

NET INVESTMENT INCOME (LOSS)	44,966	(24)	741	(495)		(1,118)		(2,096)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(17,558)	(23)	(9,921)	2,379		204		(1,429)
Realized gain distributions			26,526	8,589		17,937

Net realized gain (loss) on investments	(17,558)	(23)	16,605	10,968		18,141		(1,429)

Change in net unrealized appreciation (depreciation) on investments	24,834	227	(5,548)	9,538		(9,992)		7,337

Net realized and unrealized gain (loss) on investments	7,276	204	11,057	20,506		8,149		5,908

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$52,242	$180	$11,798	$20,011		$7,031		$3,812

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO		PUTNAM VT AMERICAN GOVERNMENT INCOME FUND	PUTNAM VT EQUITY INCOME FUND	PUTNAM VT GLOBAL HEALTH CARE FUND		PUTNAM VT INTERNATIONAL VALUE FUND	PUTNAM VT INVESTORS FUND
							(1)
INVESTMENT INCOME:
Dividends	$		$9,273	$14,395	$		$	$1,719

EXPENSES:
Mortality and expense risk		252	3,453	5,206		4,651	28	640

NET INVESTMENT INCOME (LOSS)		(252)	5,820	9,189		(4,651)	(28)	1,079

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		(14,304)	(4,208)	4,220		(16,313)		(36)
Realized gain distributions				13,552		71,441		3,915

Net realized gain (loss) on investments		(14,304)	(4,208)	17,772		55,128	0	3,879

Change in net unrealized appreciation (depreciation) on investments		21,170	(2,253)	64,956		(135,053)	1,124	8,269

Net realized and unrealized gain (loss) on investments		6,866	(6,461)	82,728		(79,925)	1,124	12,148

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS		$6,614	$(641)	$91,917		$(84,576)	$1,096	$13,227

		(1) For the period November 7, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	ROYCE CAPITAL FUND - SMALL- CAP PORTFOLIO	SCHWAB GOVERNMENT MONEY MARKET PORTFOLIO	SCHWAB MARKETTRACK GROWTH PORTFOLIO	SCHWAB S&P 500 INDEX PORTFOLIO	SENTINEL VARIABLE PRODUCTS BOND FUND	SENTINEL VARIABLE PRODUCTS COMMON STOCK FUND

INVESTMENT INCOME:
Dividends	$1,928	$671	$11,474	$232,922	$16,828	$2,480

EXPENSES:
Mortality and expense risk	870	44,826	5,586	103,602	7,440	1,015

NET INVESTMENT INCOME (LOSS)	1,058	(44,155)	5,888	129,320	9,388	1,465

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(461)		38,481	466,872	(6,599)	(1,479)
Realized gain distributions	21,106		21,176			12,718

Net realized gain (loss) on investments	20,645	0	59,657	466,872	(6,599)	11,239

Change in net unrealized appreciation (depreciation) on investments	(629)		(11,337)	763,927	2,002	1,177

Net realized and unrealized gain (loss) on investments	20,016	0	48,320	1,230,799	(4,597)	12,416

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$21,074	$(44,155)	$54,208	$1,360,119	$4,791	$13,881

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	SENTINEL VARIABLE PRODUCTS SMALL COMPANY FUND	T. ROWE PRICE HEALTH SCIENCES PORTFOLIO		T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II		TEMPLETON FOREIGN VIP FUND	TEMPLETON GLOBAL BOND VIP FUND		THIRD AVENUE VALUE PORTFOLIO

INVESTMENT INCOME:
Dividends	$41	$		$		$12,928	$		$753

EXPENSES:
Mortality and expense risk	206		198		530	4,839		1,885	673

NET INVESTMENT INCOME (LOSS)	(165)		(198)		(530)	8,089		(1,885)	80

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(621)		(24)		116	(8,421)		(4,331)	12,363
Realized gain distributions	4,191		290		567	11,579		254

Net realized gain (loss) on investments	3,570		266		683	3,158		(4,077)	12,363

Change in net unrealized appreciation (depreciation) on investments	2,399		(4,935)		(10,071)	36,765		12,710	(4,677)

Net realized and unrealized gain (loss) on investments	5,969		(4,669)		(9,388)	39,923		8,633	7,686

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,804		$(4,867)		$(9,918)	$48,012		$6,748	$7,766

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	TOUCHSTONE VST FOCUSED FUND		UNIVERSAL INSTITUTIONAL FUNDS U.S. REAL ESTATE PORTFOLIO	VAN ECK VIP GLOBAL HARD ASSETS FUND	VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND		VANGUARD VIF CAPITAL GROWTH PORTFOLIO	VANGUARD VIF MID-CAP INDEX PORTFOLIO

INVESTMENT INCOME:
Dividends	$		$14,699	$1,371	$		$604	$657

EXPENSES:
Mortality and expense risk		1,374	9,614	2,416		2,896	273	315

NET INVESTMENT INCOME (LOSS)		(1,374)	5,085	(1,045)		(2,896)	331	342

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		154	101,298	(1,684)		(63,572)	(120)	(24)
Realized gain distributions		35,181					1,326	3,267

Net realized gain (loss) on investments		35,335	101,298	(1,684)		(63,572)	1,206	3,243

Change in net unrealized appreciation (depreciation) on investments		(12,603)	(39,571)	134,273		89,916	3,768	2,569

Net realized and unrealized gain (loss) on investments		22,732	61,727	132,589		26,344	4,974	5,812

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS		$21,358	$66,812	$131,544		$23,448	$5,305	$6,154

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	VANGUARD VIF REIT INDEX PORTFOLIO	VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	WELLS FARGO ADVANTAGE VT DISCOVERY FUND		WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND		WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND	WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND
								(1)
INVESTMENT INCOME:
Dividends	$789	$178	$		$		$1,879	$187

EXPENSES:
Mortality and expense risk	183	348		261		234	740	278

NET INVESTMENT INCOME (LOSS)	606	(170)		(261)		(234)	1,139	(91)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	37	(52)		(2,478)		(50)	2,763	8,960
Realized gain distributions	2,093	4,512		2,805		1,573	9,330

Net realized gain (loss) on investments	2,130	4,460		327		1,523	12,093	8,960

Change in net unrealized appreciation (depreciation) on investments	1,277	7,364		2,027		(1,365)	(3,762)	(1,650)

Net realized and unrealized gain (loss) on investments	3,407	11,824		2,354		158	8,331	7,310

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,013	$11,654		$2,093		$(76)	$9,470	$7,219

(1)  For the period January 1, 2016 to May 2, 2016.

The accompanying notes are an integral part of these financial statements.	(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	AB VPS GROWTH AND INCOME PORTFOLIO		AB VPS GROWTH PORTFOLIO		AB VPS INTERNATIONAL GROWTH PORTFOLIO
	2016	2015	2016	2015	2016	2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(46)	$284	$(757)	$(780)	$(2,215)	$(1,677)
Net realized gain (loss) on investments	(21,889)	214	11,818	14,074	13,418	5,798
Change in net unrealized appreciation (depreciation) on investments	4,269	(2,484)	(10,326)	(7,534)	(27,747)	(13,071)

Increase (decrease) in net assets resulting from operations	(17,666)	(1,986)	735	5,760	(16,544)	(8,950)

CONTRACT TRANSACTIONS:
Purchase payments received		65,001	2,594	141,408
Transfers for contract benefits and terminations					(15,967)	(9,139)
Net transfers	(348,140)	308,901	25,560	(141,088)	(95,406)	10,469
Contract charges					(11)	(19)
Adjustments to net assets allocated to contracts in payout phase					(1,151)	4,623

Increase (decrease) in net assets resulting from contract transactions	(348,140)	373,902	28,154	320	(112,535)	5,934

Total increase (decrease) in net assets	(365,806)	371,916	28,889	6,080	(129,079)	(3,016)

NET ASSETS:
Beginning of period	426,044	54,128	80,801	74,721	326,542	329,558

End of period	$60,238	$426,044	$109,690	$80,801	$197,463	$326,542

CHANGES IN UNITS OUTSTANDING:
Units issued		40,617	1,697	11,789	659	1,075
Units redeemed	(34,624)	(5,993)		(11,789)	(8,892)	(760)

Net increase (decrease)	(34,624)	34,624	1,697	0	(8,233)	315

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	AB VPS INTERNATIONAL VALUE PORTFOLIO		AB VPS REAL ESTATE INVESTMENT PORTFOLIO		AB VPS SMALL/MID CAP VALUE PORTFOLIO
	2016	2015	2016	2015	2016	2015

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$232	$2,371	$3,350	$2,920	$(507)	$(76)
Net realized gain (loss) on investments	(5,796)	30	(7,239)	24,158	19,133	48,146
Change in net unrealized appreciation (depreciation) on investments	4,868	34	32,439	(25,700)	53,707	(65,754)

Increase (decrease) in net assets resulting from operations	(696)	2,435	28,550	1,378	72,333	(17,684)

CONTRACT TRANSACTIONS:
Purchase payments received				44,015	24,484	36,094
Transfers for contract benefits and terminations	(50,487)	(1,001)	(7,553)	(13,217)	(12,694)	10,376
Net transfers			(57,363)	(2,529)	32,211	(18,757)
Contract charges	(4)	(4)			(8)	(20)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(50,491)	(1,005)	(64,916)	28,269	43,993	27,693

Total increase (decrease) in net assets	(51,187)	1,430	(36,366)	29,647	116,326	10,009

NET ASSETS:
Beginning of period	138,261	136,831	404,463	374,816	280,343	270,334

End of period	$87,074	$138,261	$368,097	$404,463	$396,669	$280,343

CHANGES IN UNITS OUTSTANDING:
Units issued	2,793		688	5,130	4,758	4,265
Units redeemed	(9,864)	(119)	(4,377)	(1,818)	(1,293)	(1,180)

Net increase (decrease)	(7,071)	(119)	(3,689)	3,312	3,465	3,085

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	ALGER CAPITAL APPRECIATION PORTFOLIO	ALGER LARGE CAP GROWTH PORTFOLIO		ALGER MID CAP GROWTH PORTFOLIO
	2016	2016	2015	2016	2015
	(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(9)	$(9,954)	$(10,374)	$(2,319)	$(2,550)
Net realized gain (loss) on investments	102	10,659	169,044	17,074	16,547
Change in net unrealized appreciation (depreciation) on investments	183	(13,711)	(153,802)	(12,988)	(21,171)

Increase (decrease) in net assets resulting from operations	276	(13,006)	4,868	1,767	(7,174)

CONTRACT TRANSACTIONS:
Purchase payments received	6,887	456	32,773		280
Transfers for contract benefits and terminations		(448,786)	(3,538)	(11,654)	(1,598)
Net transfers	4,769	374,512	(30,079)	9,976	(3,090)
Contract charges		(78)	(81)	(12)	(9)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	11,656	(73,896)	(925)	(1,690)	(4,417)

Total increase (decrease) in net assets	11,932	(86,902)	3,943	77	(11,591)

NET ASSETS:
Beginning of period	0	1,256,278	1,252,335	294,763	306,354

End of period	$11,932	$1,169,376	$1,256,278	$294,840	$294,763

CHANGES IN UNITS OUTSTANDING:
Units issued	1,202	38,315	77,116	1,373	902
Units redeemed	(11)	(41,525)	(75,493)	(1,391)	(1,089)

Net increase (decrease)	1,191	(3,210)	1,623	(18)	(187)

                (1)  For the period June 1, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	AMERICAN CENTURY INVESTMENTS VP BALANCED FUND		AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH FUND		AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND
	2016	2015	2016	2015	2016	2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$5,229	$6,540	$970	$1,063	$1,022	$(1,032)
Net realized gain (loss) on investments	21,442	75,396	5,713	4,911	(10,056)	1,120
Change in net unrealized appreciation (depreciation) on investments	10,539	(106,848)	(855)	(11,085)	(3,668)	(6,593)

Increase (decrease) in net assets resulting from operations	37,210	(24,912)	5,828	(5,111)	(12,702)	(6,505)

CONTRACT TRANSACTIONS:
Purchase payments received	545	120		22,014		94,287
Transfers for contract benefits and terminations	(77,545)	(8,232)		(1,661)	(4,007)	(1,346)
Net transfers	6,153	(24,338)	(10,000)	(21,191)	(85,486)	(7,000)
Contract charges	(10)	(14)			(19)	(23)
Adjustments to net assets allocated to contracts in payout phase	1,266	(99)

Increase (decrease) in net assets resulting from contract transactions	(69,591)	(32,563)	(10,000)	(838)	(89,512)	85,918

Total increase (decrease) in net assets	(32,381)	(57,475)	(4,172)	(5,949)	(102,214)	79,413

NET ASSETS:
Beginning of period	678,450	735,925	64,757	70,706	238,653	159,240

End of period	$646,069	$678,450	$60,585	$64,757	$136,439	$238,653

CHANGES IN UNITS OUTSTANDING:
Units issued	962	5,557		2,125		9,381
Units redeemed	(6,161)	(6,672)	(739)	(2,228)	(9,648)	(401)

Net increase (decrease)	(5,199)	(1,115)	(739)	(103)	(9,648)	8,980

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND		AMERICAN CENTURY INVESTMENTS VP VALUE FUND		AMERICAN FUNDS IS NEW WORLD FUND
	2016	2015	2016	2015	2016
					(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,651	$1,749	$14,806	$21,200	$13
Net realized gain (loss) on investments	9,318	14,665	138,046	150,297	7
Change in net unrealized appreciation (depreciation) on investments	27,932	(23,172)	134,536	(249,736)	45

Increase (decrease) in net assets resulting from operations	38,901	(6,758)	287,388	(78,239)	65

CONTRACT TRANSACTIONS:
Purchase payments received	455	1,890	25,692	60,641
Transfers for contract benefits and terminations	(6,098)	(9,444)	(143,467)	(44,301)
Net transfers	9,140	(32,599)	141,013	(165,679)	2,683
Contract charges			(32)	(25)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	3,497	(40,153)	23,206	(149,364)	2,683

Total increase (decrease) in net assets	42,398	(46,911)	310,594	(227,603)	2,748

NET ASSETS:
Beginning of period	205,121	252,032	1,539,956	1,767,559	0

End of period	$247,519	$205,121	$1,850,550	$1,539,956	$2,748

CHANGES IN UNITS OUTSTANDING:
Units issued	1,557	126	13,642	8,488	275
Units redeemed	(1,458)	(1,744)	(11,689)	(13,634)	(10)

Net increase (decrease)	99	(1,618)	1,953	(5,146)	265

(1) For the period July 5, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	BLACKROCK GLOBAL ALLOCATION VI FUND		COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND	COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND II
	2016	2015	2016	2016	2015
			(1)	(2)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,474	$449	$(811)	$(222)	$(808)
Net realized gain (loss) on investments	(9,909)	4,755	9,068	(20,078)	22,984
Change in net unrealized appreciation (depreciation) on investments	19,269	(7,092)	6,295	13,162	(22,002)

Increase (decrease) in net assets resulting from operations	10,834	(1,888)	14,552	(7,138)	174

CONTRACT TRANSACTIONS:
Purchase payments received	71,779	2,670	13,537
Transfers for contract benefits and terminations	(6,454)	(7,967)	(4,629)		(2)
Net transfers	20,299	28,192	120,830	(96,471)	(2,878)
Contract charges			(8)		(7)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	85,624	22,895	129,730	(96,471)	(2,887)

Total increase (decrease) in net assets	96,458	21,007	144,282	(103,609)	(2,713)

NET ASSETS:
Beginning of period	120,864	99,857	0	103,609	106,322

End of period	$217,322	$120,864	$144,282	$0	$103,609

CHANGES IN UNITS OUTSTANDING:
Units issued	16,243	4,556	51,147	48	978
Units redeemed	(7,135)	(2,256)	(37,402)	(7,291)	(1,126)

Net increase (decrease)	9,108	2,300	13,745	(7,243)	(148)

                                                             (1) For the period May 2, 2016 to December 31, 2016.

                                                             (2) For the period January 1, 2016 to May 2, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND		COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND		DELAWARE VIP EMERGING MARKETS SERIES
	2016	2015	2016	2015	2016	2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(3,197)	$(3,059)	$(108)	$(8)	$(134)	$2
Net realized gain (loss) on investments	126,606	66,494	(1,016)	2,311	(442)	64
Change in net unrealized appreciation (depreciation) on investments	(58,358)	(34,370)	6,496	(5,952)	1,425	(832)

Increase (decrease) in net assets resulting from operations	65,051	29,065	5,372	(3,649)	849	(766)

CONTRACT TRANSACTIONS:
Purchase payments received			3,936		1,291	7,223
Transfers for contract benefits and terminations	(2,859)	(26,697)	(275)	(284)	(4,925)	(275)
Net transfers	(2,805)	16,046	(23,373)	25,762	792
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(5,664)	(10,651)	(19,712)	25,478	(2,842)	6,948

Total increase (decrease) in net assets	59,387	18,414	(14,340)	21,829	(1,993)	6,182

NET ASSETS:
Beginning of period	365,653	347,239	33,308	11,479	9,599	3,417

End of period	$425,040	$365,653	$18,968	$33,308	$7,606	$9,599

CHANGES IN UNITS OUTSTANDING:
Units issued	778	3,938	392	1,113	10,158	918
Units redeemed	(1,111)	(4,690)	(1,100)	(13)	(10,521)	(35)

Net increase (decrease)	(333)	(752)	(708)	1,100	(363)	883

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	DELAWARE VIP SMALL CAP VALUE SERIES		DELAWARE VIP SMID CAP GROWTH SERIES		DEUTSCHE CAPITAL GROWTH VIP
	2016	2015	2016	2015	2016	2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$779	$(310)	$(920)	$(873)	$2,567	$(1,167)
Net realized gain (loss) on investments	51,822	67,327	10,212	17,800	61,249	145,435
Change in net unrealized appreciation (depreciation) on investments	68,366	(97,084)	(3,817)	(5,926)	(53,750)	(92,657)

Increase (decrease) in net assets resulting from operations	120,967	(30,067)	5,475	11,001	10,066	51,611

CONTRACT TRANSACTIONS:
Purchase payments received	870	27,780		1,173	60	1,235
Transfers for contract benefits and terminations	(12,355)	(52,114)	(6,603)	(5,479)	(6,232)	(4,891)
Net transfers	(48,114)	(170)	(40,998)	6,714	(48,808)	19,714
Contract charges	(2)		(2)	(1)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(59,601)	(24,504)	(47,603)	2,407	(54,980)	16,058

Total increase (decrease) in net assets	61,366	(54,571)	(42,128)	13,408	(44,914)	67,669

NET ASSETS:
Beginning of period	409,577	464,148	202,890	189,482	827,840	760,171

End of period	$470,943	$409,577	$160,762	$202,890	$782,926	$827,840

CHANGES IN UNITS OUTSTANDING:
Units issued	3,129	3,142	2,426	2,645	66,207	7,325
Units redeemed	(4,781)	(2,184)	(4,814)	(1,798)	(70,399)	(6,308)

Net increase (decrease)	(1,652)	958	(2,388)	847	(4,192)	1,017

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	DEUTSCHE CORE EQUITY VIP		DEUTSCHE LARGE CAP VALUE VIP		DEUTSCHE SMALL CAP INDEX VIP
	2016	2015	2016	2015	2016	2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$930	$121	$646	$2,617	$3,315	$2,750
Net realized gain (loss) on investments	20,114	4,813	20,724	52,908	93,237	98,632
Change in net unrealized appreciation (depreciation) on investments	(11,512)	1,659	(38,998)	(72,629)	81,618	(154,734)

Increase (decrease) in net assets resulting from operations	9,532	6,593	(17,628)	(17,104)	178,170	(53,352)

CONTRACT TRANSACTIONS:
Purchase payments received					2,094	600
Transfers for contract benefits and terminations	(35,190)	(8,267)	(39,329)	(1,443)	(8,175)	(5,657)
Net transfers	3,086	(859)	(17,706)	(110,101)	(123,518)	58,457
Contract charges			(8)	(6)	(1)
Adjustments to net assets allocated to contracts in payout phase	(4,665)	251

Increase (decrease) in net assets resulting from contract transactions	(36,769)	(8,875)	(57,043)	(111,550)	(129,600)	53,400

Total increase (decrease) in net assets	(27,237)	(2,282)	(74,671)	(128,654)	48,570	48

NET ASSETS:
Beginning of period	149,615	151,897	325,835	454,489	940,844	940,796

End of period	$122,378	$149,615	$251,164	$325,835	$989,414	$940,844

CHANGES IN UNITS OUTSTANDING:
Units issued	1,394	542	76	42,521	582	4,831
Units redeemed	(2,369)	(977)	(3,890)	(49,719)	(5,219)	(3,093)

Net increase (decrease)	(975)	(435)	(3,814)	(7,198)	(4,637)	1,738

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	DEUTSCHE SMALL MID CAP GROWTH VIP		DEUTSCHE SMALL MID CAP VALUE VIP		DIMENSIONAL VA US TARGETED VALUE PORTFOLIO
	2016	2015	2016	2015	2016	2015
	(1)	(2)				(3)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(116)	$(134)	$(439)	$(1,371)	$247	$65
Net realized gain (loss) on investments	330	3,125	59,915	35,027	1,827	390
Change in net unrealized appreciation (depreciation) on investments	52	(52)	(34,521)	(38,721)	8,285	(773)

Increase (decrease) in net assets resulting from operations	266	2,939	24,955	(5,065)	10,359	(318)

CONTRACT TRANSACTIONS:
Purchase payments received					29,954	5,834
Transfers for contract benefits and terminations			(3,321)
Net transfers	(36,480)	33,275	(116,717)	(21,720)	(4,074)
Contract charges			(6)	(5)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(36,480)	33,275	(120,044)	(21,725)	25,880	5,834

Total increase (decrease) in net assets	(36,214)	36,214	(95,089)	(26,790)	36,239	5,516

NET ASSETS:
Beginning of period	36,214	0	240,947	267,737	5,516	0

End of period	$0	$36,214	$145,858	$240,947	$41,755	$5,516

CHANGES IN UNITS OUTSTANDING:
Units issued		38,613	121	486	3,226	577
Units redeemed	(3,394)	(35,219)	(7,443)	(1,709)	(360)

Net increase (decrease)	(3,394)	3,394	(7,322)	(1,223)	2,866	577

                    (1) For the period January 1, 2016 to May 27, 2016.

                    (2) For the period August 25, 2015 to December 31, 2015

                    (3) For the period August 20, 2015 to December 31, 2015

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	DREYFUS IP MIDCAP STOCK PORTFOLIO		DREYFUS VIF APPRECIATION PORTFOLIO		DREYFUS VIF GROWTH AND INCOME PORTFOLIO
	2016	2015	2016	2015	2016	2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$143	$(169)	$4,147	$5,180	$613	$(70)
Net realized gain (loss) on investments	5,204	11,341	72,647	44,825	10,220	4,434
Change in net unrealized appreciation (depreciation) on investments	4,504	(13,423)	(42,287)	(87,001)	804	(6,449)

Increase (decrease) in net assets resulting from operations	9,851	(2,251)	34,507	(36,996)	11,637	(2,085)

CONTRACT TRANSACTIONS:
Purchase payments received				1,085
Transfers for contract benefits and terminations			(10,045)	(9,974)
Net transfers		3,318	(77,696)	51,560	81,167	22,589
Contract charges			(10)	(14)		(1)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	0	3,318	(87,751)	42,657	81,167	22,588

Total increase (decrease) in net assets	9,851	1,067	(53,244)	5,661	92,804	20,503

NET ASSETS:
Beginning of period	67,905	66,838	566,105	560,444	88,792	68,289

End of period	$77,756	$67,905	$512,861	$566,105	$181,596	$88,792

CHANGES IN UNITS OUTSTANDING:
Units issued		302	9	16,724	7,050	69,089
Units redeemed			(5,357)	(15,264)		(67,223)

Net increase (decrease)	0	302	(5,348)	1,460	7,050	1,866

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

 STATEMENT OF CHANGES IN NET ASSETS

 YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	FEDERATED FUND FOR US GOVERNMENT SECURITIES II		FEDERATED MANAGED TAIL RISK FUND II		FEDERATED MANAGED VOLATILITY FUND II
	2016	2015	2016	2015	2016	2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$22,260	$62,543	$825	$801	$969	$902
Net realized gain (loss) on investments	(5,656)	(18,595)	(3,693)	(270)	53	195
Change in net unrealized appreciation (depreciation) on investments	(9,125)	(36,868)	(1,519)	(7,792)	645	(3,335)

Increase (decrease) in net assets resulting from operations	7,479	7,080	(4,387)	(7,261)	1,667	(2,238)

CONTRACT TRANSACTIONS:
Purchase payments received	85,552				1
Transfers for contract benefits and terminations	(179,384)	(18,014)	(644)	(445)
Net transfers	320,677	(1,890,416)	(6,630)
Contract charges	(43)	(44)	(7)	(8)		(1)
Adjustments to net assets allocated to contracts in payout phase	12,504	8,346

Increase (decrease) in net assets resulting from contract transactions	239,306	(1,900,128)	(7,281)	(453)	1	(1)

Total increase (decrease) in net assets	246,785	(1,893,048)	(11,668)	(7,714)	1,668	(2,239)

NET ASSETS:
Beginning of period	1,319,356	3,212,404	92,515	100,229	24,599	26,838

End of period	$1,566,141	$1,319,356	$80,847	$92,515	$26,267	$24,599

CHANGES IN UNITS OUTSTANDING:
Units issued	32,780
Units redeemed	(14,946)	(99,999)	(514)	(29)

Net increase (decrease)	17,834	(99,999)	(514)	(29)	0	0

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

 STATEMENT OF CHANGES IN NET ASSETS

 YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	FRANKLIN SMALL CAP VALUE VIP FUND		GREAT-WEST ARIEL MID CAP VALUE FUND	GREAT-WEST LOOMIS SAYLES BOND FUND	GREAT-WEST SECUREFOUNDATION® BALANCED FUND
	2016	2015	2016	2016	2016	2015
			(1)	(2)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income (loss)	$155	$(722)	$94	$37	$129,863	$76,956
Net realized gain (loss) on investments	74,858	60,014	54	64	190,397	164,124
Change in net unrealized appreciation (depreciation) on investments	32,091	(89,424)	457	148	448,953	(393,921)

Increase (decrease) in net assets resulting from operations	107,104	(30,132)	605	249	769,213	(152,841)

CONTRACT TRANSACTIONS:
Purchase payments received		44,942	7,872		3,267,124	2,833,939
Transfers for contract benefits and terminations	(18,858)	11,319			(614,507)	(135,367)
Net transfers	44,982	19,290		10,394	517,681	2,484,460
Contract charges	(4)	(4)			(84,380)	(13,155)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	26,120	75,547	7,872	10,394	3,085,918	5,169,877

Total increase (decrease) in net assets	133,224	45,415	8,477	10,643	3,855,131	5,017,036

NET ASSETS:
Beginning of period	379,512	334,097	0	0	7,066,359	2,049,323

End of period	$512,736	$379,512	$8,477	$10,643	$10,921,490	$7,066,359

CHANGES IN UNITS OUTSTANDING:
Units issued	3,866	7,579	850	1,030	368,505	513,945
Units redeemed	(2,728)	(869)		(7)	(67,046)	(14,452)

Net increase (decrease)	1,138	6,710	850	1,023	301,459	499,493

(1)  For the period June 1, 2016 to December 31, 2016.

(2)  For the period July 5, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	INVESCO V.I. COMSTOCK FUND		INVESCO V.I. CORE EQUITY FUND		INVESCO V.I. GROWTH & INCOME FUND
	2016	2015	2016	2015	2016	2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,552	$6,592	$(95)	$359	$4,406	$21,750
Net realized gain (loss) on investments	54,288	68,254	8,836	13,404	86,211	166,780
Change in net unrealized appreciation (depreciation) on investments	6,645	(107,440)	2,304	(22,081)	99,834	(227,508)

Increase (decrease) in net assets resulting from operations	64,485	(32,594)	11,045	(8,318)	190,451	(38,978)

CONTRACT TRANSACTIONS:
Purchase payments received		66,256			89,203	123,528
Transfers for contract benefits and terminations	(32,920)	28,135	(2)		(14,298)	(65,745)
Net transfers	(58,114)	(113,402)			(40,060)	162,131
Contract charges			(18)	(18)	(12)	(12)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(91,034)	(19,011)	(20)	(18)	34,833	219,902

Total increase (decrease) in net assets	(26,549)	(51,605)	11,025	(8,336)	225,284	180,924

NET ASSETS:
Beginning of period	525,263	576,868	118,327	126,663	933,961	753,037

End of period	$498,714	$525,263	$129,352	$118,327	$1,159,245	$933,961

CHANGES IN UNITS OUTSTANDING:
Units issued	24	9,163			9,505	23,106
Units redeemed	(6,042)	(7,162)		(1)	(4,854)	(4,361)

Net increase (decrease)	(6,018)	2,001	0	(1)	4,651	18,745

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	INVESCO V.I. HIGH YIELD FUND		INVESCO V.I. INTERNATIONAL GROWTH FUND		INVESCO V.I. MID CAP CORE EQUITY FUND
	2016	2015	2016	2015	2016	2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$4,294	$5,019	$4,981	$4,136	$(405)	$(245)
Net realized gain (loss) on investments	(349)	1,453	(15,678)	37,774	3,112	6,589
Change in net unrealized appreciation (depreciation) on investments	8,441	(8,265)	2,083	(65,662)	5,367	(9,642)

Increase (decrease) in net assets resulting from operations	12,386	(1,793)	(8,614)	(23,752)	8,074	(3,298)

CONTRACT TRANSACTIONS:
Purchase payments received		8,716		62,861
Transfers for contract benefits and terminations	(17,683)		(4,499)	(14,975)	(8,146)
Net transfers	4,820	(27,606)	(145,340)	(1,250)	923	12
Contract charges	(14)	(15)	(8)	(7)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(12,877)	(18,905)	(149,847)	46,629	(7,223)	12

Total increase (decrease) in net assets	(491)	(20,698)	(158,461)	22,877	851	(3,286)

NET ASSETS:
Beginning of period	122,258	142,956	696,606	673,729	66,740	70,026

End of period	$121,767	$122,258	$538,145	$696,606	$67,591	$66,740

CHANGES IN UNITS OUTSTANDING:
Units issued	492	387,238	4,523	26,720	105	108
Units redeemed	(828)	(387,921)	(15,829)	(21,166)	(477)	(108)

Net increase (decrease)	(336)	(683)	(11,306)	5,554	(372)	0

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	INVESCO V.I. SMALL CAP EQUITY FUND		INVESCO V.I. TECHNOLOGY FUND		IVY VIP INTERNATIONAL CORE EQUITY
	2016	2015	2016	2015	2016	2015
						(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(292)	$(401)	$(1,862)	$(1,923)	$25	$(8)
Net realized gain (loss) on investments	2,847	10,570	10,706	26,486	44	(1)
Change in net unrealized appreciation (depreciation) on investments	1,829	(11,151)	(12,662)	(11,952)	119	(217)

Increase (decrease) in net assets resulting from operations	4,384	(982)	(3,818)	12,611	188	(226)

CONTRACT TRANSACTIONS:
Purchase payments received					3,936	4,585
Transfers for contract benefits and terminations	(5,007)	(20,121)	(986)	(6,785)
Net transfers	6,829	(12,245)	(234)	5,591	397
Contract charges			(28)	(28)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	1,822	(32,366)	(1,248)	(1,222)	4,333	4,585

Total increase (decrease) in net assets	6,206	(33,348)	(5,066)	11,389	4,521	4,359

NET ASSETS:
Beginning of period	33,101	66,449	234,155	222,766	4,359	0

End of period	$39,307	$33,101	$229,089	$234,155	$8,880	$4,359

CHANGES IN UNITS OUTSTANDING:
Units issued	550			1,113	496	484
Units redeemed	(259)	(1,302)	(311)	(3,029)

Net increase (decrease)	291	(1,302)	(311)	(1,916)	496	484

(1) For the period August 20, 2015 to December 31, 2015.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES		JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES		JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES
	2016	2015	2016	2015	2016	2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$6,078	$4,874	$22,226	$18,858	$13,819	$7,638
Net realized gain (loss) on investments	6,323	18,004	50,689	104,228	391	2,802
Change in net unrealized appreciation (depreciation) on investments	3,914	(25,532)	(9,916)	(135,978)	(11,601)	(13,932)

Increase (decrease) in net assets resulting from operations	16,315	(2,654)	62,999	(12,892)	2,609	(3,492)

CONTRACT TRANSACTIONS:
Purchase payments received			313,098	35,392	251,980	70,379
Transfers for contract benefits and terminations	(24)	(11,989)	(48,347)	(7,681)	(7,119)	(6,793)
Net transfers		(45,169)	(444,818)	(279,019)
Contract charges	(25)	(25)	(46)	(57)	(8)	(13)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(49)	(57,183)	(180,113)	(251,365)	244,853	63,573

Total increase (decrease) in net assets	16,266	(59,837)	(117,114)	(264,257)	247,462	60,081

NET ASSETS:
Beginning of period	438,676	498,513	1,974,158	2,238,415	509,145	449,064

End of period	$454,942	$438,676	$1,857,044	$1,974,158	$756,607	$509,145

CHANGES IN UNITS OUTSTANDING:
Units issued			33,132	14,557	24,050	6,936
Units redeemed	(2)	(2,500)	(32,776)	(25,463)	(319)	(309)

Net increase (decrease)	(2)	(2,500)	356	(10,906)	23,731	6,627

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES		JANUS ASPEN GLOBAL RESEARCH PORTFOLIO		JANUS ASPEN GLOBAL TECHNOLOGY PORTFOLIO
	2016	2015	2016	2015	2015
					(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$40,472	$35,880	$1,281	$(558)	$(6)
Net realized gain (loss) on investments	6,093	(29,706)	10,231	37,686	184
Change in net unrealized appreciation (depreciation) on investments	3,486	(30,351)	(8,321)	(53,091)	(54)

Increase (decrease) in net assets resulting from operations	50,051	(24,177)	3,191	(15,963)	124

CONTRACT TRANSACTIONS:
Purchase payments received	5,540	6,709		38,490
Transfers for contract benefits and terminations	(126,004)	(22,019)	(3,572)	(13,490)
Net transfers	(359,375)	(580,598)	(20,427)	6,037	(2,673)
Contract charges	(54)	(60)	(53)	(78)
Adjustments to net assets allocated to contracts in payout phase	(1,564)	3	2,760	(245)

Increase (decrease) in net assets resulting from contract transactions	(481,457)	(595,965)	(21,292)	30,714	(2,673)

Total increase (decrease) in net assets	(431,406)	(620,142)	(18,101)	14,751	(2,549)

NET ASSETS:
Beginning of period	2,852,263	3,472,405	448,949	434,198	2,549

End of period	$2,420,857	$2,852,263	$430,848	$448,949	$0

CHANGES IN UNITS OUTSTANDING:
Units issued	6,489	30,396	65	10,453
Units redeemed	(36,956)	(66,996)	(1,256)	(3,651)	(229)

Net increase (decrease)	(30,467)	(36,600)	(1,191)	6,802	(229)

(1) For the period January 1, 2015 to May 4, 2015.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	JANUS ASPEN JANUS PORTFOLIO		JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES		JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES
	2016	2015	2016	2015	2016	2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(831)	$(619)	$3,735	$(390)	$12,157	$(1,086)
Net realized gain (loss) on investments	21,899	60,384	(18,187)	(7,348)	(40,911)	(70,502)
Change in net unrealized appreciation (depreciation) on investments	(22,220)	(46,616)	5,132	(1,858)	1,141	35,993

Increase (decrease) in net assets resulting from operations	(1,152)	13,149	(9,320)	(9,596)	(27,613)	(35,595)

CONTRACT TRANSACTIONS:
Purchase payments received					175	314
Transfers for contract benefits and terminations	(14,120)	(14,670)	(18,964)	(26,670)	(5,043)	(23,199)
Net transfers					(100,570)	169,997
Contract charges	(92)	(83)	(42)	(48)	(6)	(10)
Adjustments to net assets allocated to contracts in payout phase			(3,643)	1,072

Increase (decrease) in net assets resulting from contract transactions	(14,212)	(14,753)	(22,649)	(25,646)	(105,444)	147,102

Total increase (decrease) in net assets	(15,364)	(1,604)	(31,969)	(35,242)	(133,057)	111,507

NET ASSETS:
Beginning of period	281,922	283,526	120,501	155,743	376,955	265,448

End of period	$266,558	$281,922	$88,532	$120,501	$243,898	$376,955

CHANGES IN UNITS OUTSTANDING:
Units issued			782	90	3,102	31,825
Units redeemed	(538)	(530)	(1,009)	(1,033)	(16,686)	(15,408)

Net increase (decrease)	(538)	(530)	(227)	(943)	(13,584)	16,417

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	JPMORGAN INSURANCE TRUST INTREPID MID CAP PORTFOLIO		JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO		LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
	2016	2015	2016	2015	2016	2015
		(1)		(2)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(81)	$(100)	$(90)	$(214)	$2,169	$3,403
Net realized gain (loss) on investments	(1,396)	(748)	(2,700)	1,958	(28,024)	(38,396)
Change in net unrealized appreciation (depreciation) on investments	2,050	(1,376)	6,343	(5,368)	160,538	(140,199)

Increase (decrease) in net assets resulting from operations	573	(2,224)	3,553	(3,624)	134,683	(175,192)

CONTRACT TRANSACTIONS:
Purchase payments received	20,306	33,919	1,291	30,135	2,201	39,318
Transfers for contract benefits and terminations			(1,438)	(284)	(35,309)	10,774
Net transfers	(21,184)	(10,638)	(19,050)	19,780	(15,625)	14,224
Contract charges					(10)	(6)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(878)	23,281	(19,197)	49,631	(48,743)	64,310

Total increase (decrease) in net assets	(305)	21,057	(15,644)	46,007	85,940	(110,882)

NET ASSETS:
Beginning of period	21,057	0	46,007	0	713,987	824,869

End of period	$20,752	$21,057	$30,363	$46,007	$799,927	$713,987

CHANGES IN UNITS OUTSTANDING:
Units issued	2,050	3,438	144	4,531	7,426	21,906
Units redeemed	(2,313)	(1,143)	(2,154)	(26)	(11,002)	(14,310)

Net increase (decrease)	(263)	2,295	(2,010)	4,505	(3,576)	7,596

(1) For the period June 8, 2015 to December 31, 2015.

(2) For the period January 27, 2015 to December 31, 2015.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	LVIP BARON GROWTH OPPORTUNITIES FUND		MFS VIT II INTERNATIONAL VALUE PORTFOLIO		MFS VIT UTILITIES SERIES
	2016	2015	2016	2015	2016	2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(3,786)	$(11,949)	$3,423	$13,749	$7,677	$8,761
Net realized gain (loss) on investments	160,550	175,818	29,157	92,682	4,902	39,376
Change in net unrealized appreciation (depreciation) on investments	(101,463)	(238,461)	(7,593)	(96,652)	15,187	(92,793)

Increase (decrease) in net assets resulting from operations	55,301	(74,592)	24,987	9,779	27,766	(44,656)

CONTRACT TRANSACTIONS:
Purchase payments received	650	1,005	455	48,038	130	240
Transfers for contract benefits and terminations	(127,040)	(67,822)	(43,159)	13,684	(25,044)	(44,311)
Net transfers	166,441	(14,985)	255,038	92,833	(20,235)	(22,240)
Contract charges	(20)	(40)	(31)	(24)
Adjustments to net assets allocated to contracts in payout phase	(1,887)	301	113	(386)

Increase (decrease) in net assets resulting from contract transactions	38,144	(81,541)	212,416	154,145	(45,149)	(66,311)

Total increase (decrease) in net assets	93,445	(156,133)	237,403	163,924	(17,383)	(110,967)

NET ASSETS:
Beginning of period	1,307,771	1,463,904	964,039	800,115	266,277	377,244

End of period	$1,401,216	$1,307,771	$1,201,442	$964,039	$248,894	$266,277

CHANGES IN UNITS OUTSTANDING:
Units issued	5,482	1,406	12,221	46,265	395	2,206
Units redeemed	(4,321)	(4,050)	(2,583)	(36,983)	(3,654)	(6,401)

Net increase (decrease)	1,161	(2,644)	9,638	9,282	(3,259)	(4,195)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO		NVIT MID CAP INDEX FUND		OPPENHEIMER GLOBAL FUND
	2016	2015	2016	2015	2016	2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(94)	$(89)	$2,828	$884	$2,180	$5,149
Net realized gain (loss) on investments	1,085	762	80,764	83,904	84,538	106,727
Change in net unrealized appreciation (depreciation) on investments	1,273	(2,154)	61,946	(114,026)	(95,366)	(85,021)

Increase (decrease) in net assets resulting from operations	2,264	(1,481)	145,538	(29,238)	(8,648)	26,855

CONTRACT TRANSACTIONS:
Purchase payments received			34,148	7,649	455	10,511
Transfers for contract benefits and terminations		(2,622)	(77,208)	(3,923)	(61,799)	(8,094)
Net transfers			42,144	67,276	(16,514)	(31,557)
Contract charges	(5)	(5)	(9)	(8)	(52)	(38)
Adjustments to net assets allocated to contracts in payout phase					14,015	234

Increase (decrease) in net assets resulting from contract transactions	(5)	(2,627)	(925)	70,994	(63,895)	(28,944)

Total increase (decrease) in net assets	2,259	(4,108)	144,613	41,756	(72,543)	(2,089)

NET ASSETS:
Beginning of period	15,089	19,197	792,941	751,185	1,017,688	1,019,777

End of period	$17,348	$15,089	$937,554	$792,941	$945,145	$1,017,688

CHANGES IN UNITS OUTSTANDING:
Units issued			12,129	7,100	228	3,712
Units redeemed		(157)	(9,389)	(4,233)	(3,477)	(4,341)

Net increase (decrease)	0	(157)	2,740	2,867	(3,249)	(629)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	OPPENHEIMER INTERNATIONAL GROWTH FUND		OPPENHEIMER MAIN STREET SMALL CAP FUND		PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO
	2016	2015	2016	2015	2016	2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,559	$1,588	$(122)	$149	$54	$225
Net realized gain (loss) on investments	(8,048)	13,786	2,241	8,909	(86)	(1,739)
Change in net unrealized appreciation (depreciation) on investments	998	(17,419)	8,109	(13,563)	1,459	816

Increase (decrease) in net assets resulting from operations	(5,491)	(2,045)	10,228	(4,505)	1,427	(698)

CONTRACT TRANSACTIONS:
Purchase payments received	9,079	57,487	456	9,086	1,722	9,631
Transfers for contract benefits and terminations	(66,924)	(1,019)			(1,847)	(352)
Net transfers	3,829	10,405	67	15,487		(6,015)
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(54,016)	66,873	523	24,573	(125)	3,264

Total increase (decrease) in net assets	(59,507)	64,828	10,751	20,068	1,302	2,566

NET ASSETS:
Beginning of period	335,875	271,047	58,829	38,761	8,581	6,015

End of period	$276,368	$335,875	$69,580	$58,829	$9,883	$8,581

CHANGES IN UNITS OUTSTANDING:
Units issued	3,601	53,436	52	2,253	325	1,627
Units redeemed	(7,639)	(47,201)		(40)	(315)	(874)

Net increase (decrease)	(4,038)	6,235	52	2,213	10	753

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	PIMCO VIT HIGH YIELD PORTFOLIO		PIMCO VIT LOW DURATION PORTFOLIO		PIMCO VIT REAL RETURN PORTFOLIO
	2016	2015	2016	2015	2016	2015
						(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$37,566	$38,038	$24,647	$90,264	$1,509	$515
Net realized gain (loss) on investments	39,887	(20,772)	(8,422)	11,288	(34)	(1)
Change in net unrealized appreciation (depreciation) on investments	50,173	(36,293)	5,377	(116,022)	1,931	(571)

Increase (decrease) in net assets resulting from operations	127,626	(19,027)	21,602	(14,470)	3,406	(57)

CONTRACT TRANSACTIONS:
Purchase payments received	40,719	16,951	52,285	313,458	76,483	13,531
Transfers for contract benefits and terminations	(39,825)	(19,496)	(216,559)	(58,517)	(981)	(182)
Net transfers	(17,197)	(172,879)	81,864	(328,268)
Contract charges			(27)	(32)
Adjustments to net assets allocated to contracts in payout phase	(2,712)	7,297

Increase (decrease) in net assets resulting from contract transactions	(19,015)	(168,127)	(82,437)	(73,359)	75,502	13,349

Total increase (decrease) in net assets	108,611	(187,154)	(60,835)	(87,829)	78,908	13,292

NET ASSETS:
Beginning of period	708,596	895,750	3,369,029	3,456,858	13,292	0

End of period	$817,207	$708,596	$3,308,194	$3,369,029	$92,200	$13,292

CHANGES IN UNITS OUTSTANDING:
Units issued	210,142	148,161	24,419	55,963	8,119	1,439
Units redeemed	(206,919)	(157,252)	(31,881)	(51,685)	(100)	(19)

Net increase (decrease)	3,223	(9,091)	(7,462)	4,278	8,019	1,420

(1) For the period October 26, 2015 to December 31, 2015.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	PIMCO VIT TOTAL RETURN PORTFOLIO		PIONEER EMERGING MARKETS VCT PORTFOLIO		PIONEER FUND VCT PORTFOLIO
	2016	2015	2016	2015	2016	2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$44,966	$119,940	$(24)	$123	$741	$458
Net realized gain (loss) on investments	(17,558)	22,562	(23)	573	16,605	45,052
Change in net unrealized appreciation (depreciation) on investments	24,834	(149,958)	227	(1,386)	(5,548)	(46,993)

Increase (decrease) in net assets resulting from operations	52,242	(7,456)	180	(690)	11,798	(1,483)

CONTRACT TRANSACTIONS:
Purchase payments received	455,031	89,337			515	912
Transfers for contract benefits and terminations	(199,374)	(127,987)		(2)	(26,076)	(19,553)
Net transfers	618,219	(108,160)			(3,406)	(87)
Contract charges	(32)	(28)
Adjustments to net assets allocated to contracts in payout phase	2,008	669

Increase (decrease) in net assets resulting from contract transactions	875,852	(146,169)	0	(2)	(28,967)	(18,728)

Total increase (decrease) in net assets	928,094	(153,625)	180	(692)	(17,169)	(20,211)

NET ASSETS:
Beginning of period	2,835,730	2,989,355	3,556	4,248	169,021	189,232

End of period	$3,763,824	$2,835,730	$3,736	$3,556	$151,852	$169,021

CHANGES IN UNITS OUTSTANDING:
Units issued	93,148	20,774			491	80
Units redeemed	(21,786)	(25,548)			(2,015)	(1,052)

Net increase (decrease)	71,362	(4,774)	0	0	(1,524)	(972)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	PIONEER MID CAP VALUE VCT PORTFOLIO		PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO		PRUDENTIAL SERIES FUND EQUITY PORTFOLIO
	2016	2015	2016	2015	2016	2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(495)	$(396)	$(1,118)	$(997)	$(2,096)	$(2,199)
Net realized gain (loss) on investments	10,968	17,417	18,141	14,238	(1,429)	27,429
Change in net unrealized appreciation (depreciation) on investments	9,538	(27,152)	(9,992)	(12,123)	7,337	(32,202)

Increase (decrease) in net assets resulting from operations	20,011	(10,131)	7,031	1,118	3,812	(6,972)

CONTRACT TRANSACTIONS:
Purchase payments received			18,076	840		52,079
Transfers for contract benefits and terminations	(5,250)		(4,739)		(32,782)	30,726
Net transfers	40	4,821	23,074	(5,001)		(36,914)
Contract charges			(8)	(8)	(7)	(9)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(5,210)	4,821	36,403	(4,169)	(32,789)	45,882

Total increase (decrease) in net assets	14,801	(5,310)	43,434	(3,051)	(28,977)	38,910

NET ASSETS:
Beginning of period	131,324	136,634	111,975	115,026	298,652	259,742

End of period	$146,125	$131,324	$155,409	$111,975	$269,675	$298,652

CHANGES IN UNITS OUTSTANDING:
Units issued	93	527	3,051	42		9,960
Units redeemed	(393)	(232)	(240)	(194)	(2,028)	(5,713)

Net increase (decrease)	(300)	295	2,811	(152)	(2,028)	4,247

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO		PUTNAM VT AMERICAN GOVERNMENT INCOME FUND		PUTNAM VT EQUITY INCOME FUND
	2016	2015	2016	2015	2016	2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(252)	$(412)	$5,820	$1,161	$9,189	$6,933
Net realized gain (loss) on investments	(14,304)	(986)	(4,208)	(85)	17,772	7,625
Change in net unrealized appreciation (depreciation) on investments	21,170	(14,295)	(2,253)	(10,932)	64,956	(48,662)

Increase (decrease) in net assets resulting from operations	6,614	(15,693)	(641)	(9,856)	91,917	(34,104)

CONTRACT TRANSACTIONS:
Purchase payments received			7,871		7,748	123,772
Transfers for contract benefits and terminations	(1,059)	(1,639)	(3,749)	(3,683)	(52,498)	(170,778)
Net transfers	(23,557)		(142,939)	297,191	(8,420)	(66,792)
Contract charges			(3)		(4)	(4)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(24,616)	(1,639)	(138,820)	293,508	(53,174)	(113,802)

Total increase (decrease) in net assets	(18,002)	(17,332)	(139,461)	283,652	38,743	(147,906)

NET ASSETS:
Beginning of period	37,164	54,496	505,391	221,739	760,855	908,761

End of period	$19,162	$37,164	$365,930	$505,391	$799,598	$760,855

CHANGES IN UNITS OUTSTANDING:
Units issued	2		785	26,351	811	14,530
Units redeemed	(2,543)	(151)	(13,166)	(331)	(3,746)	(15,873)

Net increase (decrease)	(2,541)	(151)	(12,381)	26,020	(2,935)	(1,343)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	PUTNAM VT GLOBAL HEALTH CARE FUND		PUTNAM VT INTERNATIONAL VALUE FUND	PUTNAM VT INVESTORS FUND
	2016	2015	2016	2016	2015
			(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(4,651)	$(5,618)	$(28)	$1,079	$283
Net realized gain (loss) on investments	55,128	71,503		3,879	2
Change in net unrealized appreciation (depreciation) on investments	(135,053)	(25,766)	1,124	8,269	(1,412)

Increase (decrease) in net assets resulting from operations	(84,576)	40,119	1,096	13,227	(1,127)

CONTRACT TRANSACTIONS:
Purchase payments received		49,129	37,199	1	62,133
Transfers for contract benefits and terminations	(47,107)	29,518
Net transfers	(80,584)	10,129
Contract charges	(21)	(23)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(127,712)	88,753	37,199	1	62,133

Total increase (decrease) in net assets	(212,288)	128,872	38,295	13,228	61,006

NET ASSETS:
Beginning of period	731,121	602,249	0	112,916	51,910

End of period	$518,833	$731,121	$38,295	$126,144	$112,916

CHANGES IN UNITS OUTSTANDING:
Units issued	1,589	13,597	4,258		5,907
Units redeemed	(8,716)	(7,832)

Net increase (decrease)	(7,127)	5,765	4,258	0	5,907

(1)	For the period November 7, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO		SCHWAB GOVERNMENT MONEY MARKET PORTFOLIO		SCHWAB MARKETTRACK GROWTH PORTFOLIO
	2016	2015	2016	2015	2016	2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,058	$(550)	$(44,155)	$(52,120)	$5,888	$6,090
Net realized gain (loss) on investments	20,645	37,097			59,657	34,656
Change in net unrealized appreciation (depreciation) on investments	(629)	(53,645)			(11,337)	(52,899)

Increase (decrease) in net assets resulting from operations	21,074	(17,098)	(44,155)	(52,120)	54,208	(12,153)

CONTRACT TRANSACTIONS:
Purchase payments received			556,130	3,688,696	60	60
Transfers for contract benefits and terminations	(1,170)	(2)	(663,663)	(5,270,047)	(23,077)	(39,329)
Net transfers		(67,700)	337,197	(401,689)	(66,684)	16,978
Contract charges			(899)	(899)	(14)	(31)
Adjustments to net assets allocated to contracts in payout phase			45,695	(39,643)	83,081	7,803

Increase (decrease) in net assets resulting from contract transactions	(1,170)	(67,702)	274,460	(2,023,582)	(6,634)	(14,519)

Total increase (decrease) in net assets	19,904	(84,800)	230,305	(2,075,702)	47,574	(26,672)

NET ASSETS:
Beginning of period	108,336	193,136	5,412,251	7,487,953	683,704	710,376

End of period	$128,240	$108,336	$5,642,556	$5,412,251	$731,278	$683,704

CHANGES IN UNITS OUTSTANDING:
Units issued		409	284,034	1,164,648	581	1,654
Units redeemed	(57)	(3,464)	(272,290)	(1,345,820)	(4,385)	(1,621)

Net increase (decrease)	(57)	(3,055)	11,744	(181,172)	(3,804)	33

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	SCHWAB S&P 500 INDEX PORTFOLIO		SENTINEL VARIABLE PRODUCTS BOND FUND		SENTINEL VARIABLE PRODUCTS COMMON STOCK FUND
	2016	2015	2016	2015	2016	2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$129,320	$101,245	$9,388	$24,881	$1,465	$2,906
Net realized gain (loss) on investments	466,872	258,040	(6,599)	(26,002)	11,239	14,166
Change in net unrealized appreciation (depreciation) on investments	763,927	(383,020)	2,002	(24,255)	1,177	(17,843)

Increase (decrease) in net assets resulting from operations	1,360,119	(23,735)	4,791	(25,376)	13,881	(771)

CONTRACT TRANSACTIONS:
Purchase payments received	555,472	539,706		38,408	1	2,486
Transfers for contract benefits and terminations	(177,325)	(181,220)	(64,134)	7,528		(4,416)
Net transfers	(247,922)	709,534	(135,311)	90,255	124	(339)
Contract charges	(284)	(231)	(11)	(28)	(4)	(4)
Adjustments to net assets allocated to contracts in payout phase	(6,634)	10,982

Increase (decrease) in net assets resulting from contract transactions	123,307	1,078,771	(199,456)	136,163	121	(2,273)

Total increase (decrease) in net assets	1,483,426	1,055,036	(194,665)	110,787	14,002	(3,044)

NET ASSETS:
Beginning of period	12,721,762	11,666,726	1,004,812	894,025	140,786	143,830

End of period	$14,205,188	$12,721,762	$810,147	$1,004,812	$154,788	$140,786

CHANGES IN UNITS OUTSTANDING:
Units issued	76,996	307,251	1,930	62,139	211	117
Units redeemed	(56,420)	(219,850)	(17,185)	(50,106)	(238)	(211)

Net increase (decrease)	20,576	87,401	(15,255)	12,033	(27)	(94)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	SENTINEL VARIABLE PRODUCTS SMALL COMPANY FUND		T. ROWE PRICE HEALTH SCIENCES PORTFOLIO		T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II
	2016	2015	2016	2015	2016	2015
				(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(165)	$(206)	$(198)	$(177)	$(530)	$(616)
Net realized gain (loss) on investments	3,570	3,356	266	3,353	683	10,795
Change in net unrealized appreciation (depreciation) on investments	2,399	(3,590)	(4,935)	(3,281)	(10,071)	(935)

Increase (decrease) in net assets resulting from operations	5,804	(440)	(4,867)	(105)	(9,918)	9,244

CONTRACT TRANSACTIONS:
Purchase payments received				12,369		19,330
Transfers for contract benefits and terminations	(2,211)				(3,336)	(1,992)
Net transfers	34,414	(8,310)		32,318		(18,740)
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	32,203	(8,310)	0	44,687	(3,336)	(1,402)

Total increase (decrease) in net assets	38,007	(8,750)	(4,867)	44,582	(13,254)	7,842

NET ASSETS:
Beginning of period	27,448	36,198	44,582	0	88,001	80,159

End of period	$65,455	$27,448	$39,715	$44,582	$74,747	$88,001

CHANGES IN UNITS OUTSTANDING:
Units issued	1,444			3,240		1,348
Units redeemed	(139)	(332)			(264)	(1,458)

Net increase (decrease)	1,305	(332)	0	3,240	(264)	(110)

(1)	For the period January 27, 2015 to December 31, 2015.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	TEMPLETON FOREIGN VIP FUND		TEMPLETON GLOBAL BOND VIP FUND		THIRD AVENUE VALUE PORTFOLIO
	2016	2015	2016	2015	2016	2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$8,089	$14,936	$(1,885)	$22,107	$80	$2,493
Net realized gain (loss) on investments	3,158	15,382	(4,077)	(4,423)	12,363	1,717
Change in net unrealized appreciation (depreciation) on investments	36,765	(84,239)	12,710	(33,225)	(4,677)	(13,844)

Increase (decrease) in net assets resulting from operations	48,012	(53,921)	6,748	(15,541)	7,766	(9,634)

CONTRACT TRANSACTIONS:
Purchase payments received	72,456	100,541	8,179	98,351
Transfers for contract benefits and terminations	(20,828)	15,145	(1,398)	(2,238)	(41,028)	(3,382)
Net transfers	64,592	71,343	(26,832)	(24,857)		(510)
Contract charges					(3)	(10)
Adjustments to net assets allocated to contracts in payout phase					(451)	4,437

Increase (decrease) in net assets resulting from contract transactions	116,220	187,029	(20,051)	71,256	(41,482)	535

Total increase (decrease) in net assets	164,232	133,108	(13,303)	55,715	(33,716)	(9,099)

NET ASSETS:
Beginning of period	606,926	473,818	322,540	266,825	93,000	102,099

End of period	$771,158	$606,926	$309,237	$322,540	$59,284	$93,000

CHANGES IN UNITS OUTSTANDING:
Units issued	15,545	117,430	892	11,410	194	204
Units redeemed	(2,091)	(98,266)	(3,054)	(4,022)	(4,054)	(370)

Net increase (decrease)	13,454	19,164	(2,162)	7,388	(3,860)	(166)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	TOUCHSTONE VST FOCUSED FUND		UNIVERSAL INSTITUTIONAL FUNDS U.S. REAL ESTATE PORTFOLIO		VAN ECK VIP GLOBAL HARD ASSETS FUND
	2016	2015	2016	2015	2016	2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,374)	$(1,272)	$5,085	$5,156	$(1,045)	$(2,163)
Net realized gain (loss) on investments	35,335	11,929	101,298	30,759	(1,684)	(11,359)
Change in net unrealized appreciation (depreciation) on investments	(12,603)	(9,296)	(39,571)	(21,538)	134,273	(121,210)

Increase (decrease) in net assets resulting from operations	21,358	1,361	66,812	14,377	131,544	(134,732)

CONTRACT TRANSACTIONS:
Purchase payments received	1	1,176	4,850	5,375	20,991	58,921
Transfers for contract benefits and terminations		(4,915)	(113,443)	19,784	(930)	(17,520)
Net transfers		7,305	(20,076)	30,750	11,213	33,867
Contract charges			(47)	(46)
Adjustments to net assets allocated to contracts in payout phase			(7,270)	178

Increase (decrease) in net assets resulting from contract transactions	1	3,566	(135,986)	56,041	31,274	75,268

Total increase (decrease) in net assets	21,359	4,927	(69,174)	70,418	162,818	(59,464)

NET ASSETS:
Beginning of period	174,334	169,407	1,156,560	1,086,142	283,888	343,352

End of period	$195,693	$174,334	$1,087,386	$1,156,560	$446,706	$283,888

CHANGES IN UNITS OUTSTANDING:
Units issued		574	816	2,122	5,371	15,018
Units redeemed		(457)	(2,855)	(864)	(90)	(2,625)

Net increase (decrease)	0	117	(2,039)	1,258	5,281	12,393

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND		VANGUARD VIF CAPITAL GROWTH PORTFOLIO		VANGUARD VIF MID-CAP INDEX PORTFOLIO
	2016	2015	2016	2015	2016	2015
				(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2,896)	$23,847	$331	$(36)	$342	$133
Net realized gain (loss) on investments	(63,572)	(36,583)	1,206	28	3,243	1,472
Change in net unrealized appreciation (depreciation) on investments	89,916	(46,188)	3,768	53	2,569	(2,024)

Increase (decrease) in net assets resulting from operations	23,448	(58,924)	5,305	45	6,154	(419)

CONTRACT TRANSACTIONS:
Purchase payments received		57,881	8,179	45,746	15,026	8,716
Transfers for contract benefits and terminations	(119,918)	(1,344)	(9,244)	(1,763)
Net transfers	12,789	(65,359)			13
Contract charges	(7)	(8)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(107,136)	(8,830)	(1,065)	43,983	15,039	8,716

Total increase (decrease) in net assets	(83,688)	(67,754)	4,240	44,028	21,193	8,297

NET ASSETS:
Beginning of period	384,668	452,422	44,028	0	35,873	27,576

End of period	$300,980	$384,668	$48,268	$44,028	$57,066	$35,873

CHANGES IN UNITS OUTSTANDING:
Units issued	6,956	9,210	792	4,075	1,495	837
Units redeemed	(17,131)	(8,865)	(812)	(155)

Net increase (decrease)	(10,175)	345	(20)	3,920	1,495	837

(1)	For the period October 26, 2015 to December 31, 2015.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	VANGUARD VIF REIT INDEX PORTFOLIO		VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO		WELLS FARGO ADVANTAGE VT DISCOVERY FUND
	2016	2015	2016	2015	2016	2015
		(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$606	$(8)	$(170)	$(103)	$(261)	$(314)
Net realized gain (loss) on investments	2,130	3	4,460	3,195	327	5,432
Change in net unrealized appreciation (depreciation) on investments	1,277	78	7,364	(4,050)	2,027	(5,387)

Increase (decrease) in net assets resulting from operations	4,013	73	11,654	(958)	2,093	(269)

CONTRACT TRANSACTIONS:
Purchase payments received	40,622	6,899	38,318	11,632	455	1,926
Transfers for contract benefits and terminations	(1,014)	(182)			(13,671)	(4,495)
Net transfers	1,176		197			(8,135)
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	40,784	6,717	38,515	11,632	(13,216)	(10,704)

Total increase (decrease) in net assets	44,797	6,790	50,169	10,674	(11,123)	(10,973)

NET ASSETS:
Beginning of period	6,790	0	38,645	27,971	37,161	48,134

End of period	$51,587	$6,790	$88,814	$38,645	$26,038	$37,161

CHANGES IN UNITS OUTSTANDING:
Units issued	3,771	612	3,738	1,111	27	119
Units redeemed	(166)	(16)			(719)	(657)

Net increase (decrease)	3,605	596	3,738	1,111	(692)	(538)

(1)	For the period August 20, 2015 to December 31, 2015.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND		WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND		WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND
	2016	2015	2016	2015	2016	2015
					(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(234)	$(115)	$1,139	$(713)	$(91)	$(760)
Net realized gain (loss) on investments	1,523	2,049	12,093	19,889	8,960	(6,116)
Change in net unrealized appreciation (depreciation) on investments	(1,365)	(1,885)	(3,762)	(22,070)	(1,650)	(9,033)

Increase (decrease) in net assets resulting from operations	(76)	49	9,470	(2,894)	7,219	(15,909)

CONTRACT TRANSACTIONS:
Purchase payments received	260	221	455	840
Transfers for contract benefits and terminations			(3,482)	(4,248)	(1,279)	(29,682)
Net transfers		12,200	(8,447)	(9,420)	(108,619)	(21,677)
Contract charges			(4)	(4)		(4)
Adjustments to net assets allocated to contracts in payout phase			(817)	7,892

Increase (decrease) in net assets resulting from contract transactions	260	12,421	(12,295)	(4,940)	(109,898)	(51,363)

Total increase (decrease) in net assets	184	12,470	(2,825)	(7,834)	(102,679)	(67,272)

NET ASSETS:
Beginning of period	28,343	15,873	101,171	109,005	102,679	169,951

End of period	$28,527	$28,343	$98,346	$101,171	$0	$102,679

CHANGES IN UNITS OUTSTANDING:
Units issued	26	1,840	527	1,214
Units redeemed		(700)	(998)	(1,700)	(6,184)	(2,885)

Net increase (decrease)	26	1,140	(471)	(486)	(6,184)	(2,885)

(1)	For the period January 1, 2016 to May 2, 2016.

The accompanying notes are an integral part of these financial statements.	(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS

YEAR ENDED DECEMBER 31, 2016

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Variable Annuity-1 Series Account (the Series Account), a separate account of Great-West Life & Annuity Insurance Company of New York (the Company), is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the New York State Department of Financial Services. It is a funding vehicle for individual variable annuity contracts. The Series Account consists of numerous investment divisions (Investment Divisions), each being treated as an individual accounting entity for financial reporting purposes, and each investing all of its investible assets in the named underlying mutual fund.

Under applicable insurance law, the assets and liabilities of each of the Investment Divisions of the Series Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Series Account’s assets applicable to the reserves and other contract liabilities with respect to the Series Account is not chargeable with liabilities arising out of any other business the Company may conduct.

The preparation of financial statements and financial highlights of each of the Investment Divisions in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and financial highlights and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Series Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”. The following is a summary of the significant accounting policies of the Series Account.

Security Valuation

Mutual fund investments held by the Investment Divisions are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value.

The Series Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Series Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2016, the only investments of each of the Investment Divisions of the Series Account were in underlying mutual funds that are actively traded, therefore 100% of the investments are valued using Level 1 inputs. The Series Account recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no transfers between Levels 1 and 2 during the year.

Fund of Funds Structure Risk

Since the Series Account invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Series Account. To the extent the Series Account invests more of its assets in one underlying fund than another, the Series Account will have greater exposure to the risks of the underlying fund.

Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Investment Division for its share of dividends are reinvested in additional full and fractional shares of the related mutual funds.

Contracts in the Payout Phase

Net assets of each Investment Division allocated to contracts in the payout phase are computed according to the 2000 Individual Annuitant Mortality Table. The assumed investment return is 5 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Series Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. Any adjustments to these amounts are reflected in Adjustments to net assets allocated to contracts in payout phase on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Federal Income Taxes

The operations of each of the Investment Divisions of the Series Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). The Company is included in the consolidated federal tax return of Great-West Lifeco U.S. Inc. Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of each of the Investment Divisions of the Series Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Series Account for federal income taxes. The Company will periodically review the status of the federal income tax policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Purchase Payments Received

Purchase payments received from contract owners by the Company are credited as accumulation units, and are reported as Contract Transactions on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Net Transfers

Net transfers include transfers between Investment Divisions of the Series Account as well as transfers between other investment options of the Company, not included in the Series Account.

Application of Recent Accounting Pronouncements

In May 2015, the FASB issued ASU No. 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU No. 2015-07”). The update required assets using net asset value (“NAV”) as a practical expedient to be excluded from the fair value hierarchy table. The update is effective for interim and annual periods beginning after December 15, 2016. The Series Account adopted ASU No. 2015-07 for its fiscal year beginning January 1, 2016. The adoption of this ASU did not have a material effect on the Series Account’s financial position or results of operations.

2.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2016 were as follows:

Investment Division	Purchases	Sales
AB VPS Growth and Income Portfolio	$3,921	$348,768
AB VPS Growth Portfolio	39,802	754
AB VPS International Growth Portfolio	5,700	119,308
AB VPS International Value Portfolio	20,458	70,721
AB VPS Real Estate Investment Portfolio	32,795	76,813
AB VPS Small/Mid Cap Value Portfolio	80,138	18,698
Alger Capital Appreciation Portfolio	11,887	146
Alger Large Cap Growth Portfolio	442,432	521,984
Alger Mid Cap Growth Portfolio	27,689	31,698
American Century Investments VP Balanced Fund	87,267	123,859
American Century Investments VP Income & Growth Fund	2,370	10,373
American Century Investments VP International Fund	2,334	90,830
American Century Investments VP Mid Cap Value Fund	51,919	37,829
American Century Investments VP Value Fund	318,291	280,260
American Funds IS New World Fund	2,810	114
BlackRock Global Allocation VI Fund	161,261	74,159
Columbia Variable Portfolio - Large Cap Growth Fund	526,885	397,957
Columbia Variable Portfolio - Large Cap Growth Fund II	22,595	97,699
Columbia Variable Portfolio - Seligman Global Technology Fund	143,959	22,835
Columbia Variable Portfolio - Small Cap Value Fund	5,543	23,817
Delaware VIP Emerging Markets Series	91,977	94,710
Delaware VIP Small Cap Value Series	132,211	152,243
Delaware VIP Smid Cap Growth Series	70,816	103,925
Deutsche Capital Growth VIP	899,746	851,117
Deutsche Core Equity VIP	19,918	39,204
Deutsche Large Cap Value VIP	18,866	60,495
Deutsche Small Cap Index VIP	95,508	148,797
Deutsche Small Mid Cap Growth VIP	6,228	36,599
Deutsche Small Mid Cap Value VIP	20,307	123,477
Dimensional VA US Targeted Value Portfolio	32,276	4,609
Dreyfus IP Midcap Stock Portfolio	5,606	591
Dreyfus VIF Appreciation Portfolio	90,255	92,287
Dreyfus VIF Growth and Income Portfolio	92,893	982
Federated Fund for US Government Securities II	483,937	234,862
Federated Managed Tail Risk Fund II	1,549	8,006
Federated Managed Volatility Fund II	1,179	209
Franklin Small Cap Value VIP Fund	137,464	49,062
Great-West Ariel Mid Cap Value Fund	8,042	22
Great-West Loomis Sayles Bond Fund	10,588	96
Great-West SecureFoundation® Balanced Fund	4,167,384	738,101
Invesco V.I. Comstock Fund	42,459	94,895
Invesco V.I. Core Equity Fund	9,435	1,061
Invesco V.I. Growth & Income Fund	197,639	62,548

Investment Division	Purchases	Sales
Invesco V.I. High Yield Fund	$10,097	$18,681
Invesco V.I. International Growth Fund	69,650	214,527
Invesco V.I. Mid Cap Core Equity Fund	6,315	9,673
Invesco V.I. Small Cap Equity Fund	10,579	6,399
Invesco V.I. Technology Fund	10,112	3,111
Ivy VIP International Core Equity	4,438	33
Janus Aspen Balanced Portfolio Institutional Shares	16,115	3,753
Janus Aspen Balanced Portfolio Service Shares	416,800	548,706
Janus Aspen Flexible Bond Portfolio Institutional Shares	270,210	11,528
Janus Aspen Flexible Bond Portfolio Service Shares	148,853	588,304
Janus Aspen Global Research Portfolio	4,541	27,314
Janus Aspen Janus Portfolio	17,497	16,470
Janus Aspen Overseas Portfolio Institutional Shares	7,676	19,905
Janus Aspen Overseas Portfolio Service Shares	48,009	130,829
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio	20,306	21,265
JPMorgan Insurance Trust Small Cap Core Portfolio	3,598	20,719
Lazard Retirement Emerging Markets Equity Portfolio	122,637	169,207
LVIP Baron Growth Opportunities Fund	279,937	149,897
MFS VIT II International Value Portfolio	296,918	58,331
MFS VIT Utilities Series	21,358	52,701
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio	1,118	139
NVIT Mid Cap Index Fund	361,419	276,878
Oppenheimer Global Fund	83,410	95,625
Oppenheimer International Growth Fund	51,394	96,021
Oppenheimer Main Street Small Cap Fund	3,155	433
Pimco VIT Commodity RealReturn Strategy Portfolio	1,833	1,904
Pimco VIT High Yield Portfolio	2,192,500	2,171,231
Pimco VIT Low Duration Portfolio	288,634	346,430
Pimco VIT Real Return Portfolio	78,531	1,516
Pimco VIT Total Return Portfolio	1,272,343	353,476
Pioneer Emerging Markets VCT Portfolio	7	31
Pioneer Fund VCT Portfolio	36,089	37,791
Pioneer Mid Cap Value VCT Portfolio	10,708	7,823
Pioneer Select Mid Cap Growth VCT Portfolio	60,024	6,800
Prudential Series Fund Equity Portfolio	-	34,887
Prudential Series Fund Natural Resources Portfolio	-	24,870
Putnam VT American Government Income Fund	17,144	150,154
Putnam VT Equity Income Fund	35,814	66,246
Putnam VT Global Health Care Fund	95,260	156,196
Putnam VT International Value Fund	37,199	26
Putnam VT Investors Fund	5,635	639
Royce Capital Fund - Small-Cap Portfolio	23,033	2,038
Schwab Government Money Market Portfolio	2,946,909	2,762,291
Schwab Markettrack Growth Portfolio	37,174	99,828
Schwab S&P 500 Index Portfolio	1,449,788	1,190,436
Sentinel Variable Products Bond Fund	39,169	229,251
Sentinel Variable Products Common Stock Fund	20,673	6,369
Sentinel Variable Products Small Company Fund	39,944	3,713
T. Rowe Price Health Sciences Portfolio	290	198
T. Rowe Price Health Sciences Portfolio Class II	567	3,867

Investment Division	Purchases	Sales
Templeton Foreign VIP Fund	$162,528	$26,630
Templeton Global Bond VIP Fund	8,433	30,116
Third Avenue Value Portfolio	753	41,706
Touchstone VST Focused Fund	35,181	1,372
Universal Institutional Funds U.S. Real Estate Portfolio	26,547	150,184
Van Eck VIP Global Hard Assets Fund	33,575	3,337
Van Eck VIP Unconstrained Emerging Markets Bond Fund	74,814	184,852
Vanguard VIF Capital Growth Portfolio	10,110	9,518
Vanguard VIF Mid-Cap Index Portfolio	18,963	314
Vanguard VIF REIT Index Portfolio	45,447	1,962
Vanguard VIF Small Company Growth Portfolio	43,204	345
Wells Fargo Advantage VT Discovery Fund	3,260	13,932
Wells Fargo Advantage VT Omega Growth Fund	1,833	234
Wells Fargo Advantage VT Opportunity Fund	16,794	17,804
Wells Fargo Advantage VT Small Cap Value Fund	187	110,183

3.	EXPENSES AND RELATED PARTY TRANSACTIONS

Contract Maintenance Charges

The Company deducts from each participant account in the Schwab Select Annuity contract a $25 annual maintenance charge on accounts under $50,000 as of each contract’s anniversary date. This charge is recorded as Contract maintenance charges on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Transfer Fees

The Company charges $10 in the Schwab Select Annuity contract for each transfer between Investment Divisions in excess of 12 transfers in any calendar year. This charge is recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Deductions for Premium Taxes

The Company may deduct from each contribution any applicable state premium tax or retaliatory tax, which currently ranges from 0% to 3.5%. This charge is netted with Purchase payments received on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Deductions for Assumption of Mortality and Expense Risks

The Company assumes mortality and expense risks related to the operations of the Series Acount. It deducts a daily charge from the unit value of each Investment Division of the Schwab Select annuity contract, equal to an annual rate of 0.85%; a daily charge from the unit value of each Investment Division of the Schwab OneSource annuity contract, equal to an annual rate of 0.65% to 0.85%, depending on the death benefit option chosen; a daily charge from the unit value of each Investment Division of Schwab Advisor Choice annuity contract, equal to an annual rate of 0.49% to 0.69%, depending on the death benefit option chosen; and a daily charge from the unit value of each Investment Division of Schwab OneSource Choice annuity contract, equal to an annual rate of 0.65% to 0.85%, depending on the death benefit option chosen. The level of these charges is guaranteed and will not change. The charges are recorded as Mortality and expense risk in the Statement of Operations of the applicable Investment Divisions.

Optional GLWB Rider Benefit Fee

The Company deducts a quarterly charge equal to a maximum annual rate of 1.50% from the covered fund value in Schwab Advisor Choice and Schwab OneSource Choice annuity contracts for the guaranteed lifetime withdrawal benefit rider if this option is chosen. Currently, this charge is 0.95% for Schwab Advisor Choice annuity contracts and 1.00% for Schwab OneSource Choice annuity contracts. This charge is recorded as Contract charges on the Statement of Changes in Net Assets of the applicable Investment Division, if applicable.

If the above charges prove insufficient to cover actual costs and assumed risks, the loss will be borne by the Company; conversely, if the amounts deducted prove more than sufficient, the excess will be a profit to the Company.

4.	FINANCIAL HIGHLIGHTS

For each Investment Division, the accumulation units outstanding, net assets, investment income ratio, the range of lowest to highest expense ratio (excluding expenses of the underlying funds), total return and accumulation unit fair values for each year or period ended December 31 are included on the following pages. As the unit fair value for the Investment Divisions of the Series Account are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some unit values shown on the Statement of Assets and Liabilities which are calculated on an aggregated basis, may not be within the ranges presented.

The Expense Ratios represent the annualized contract expenses of the respective Investment Divisions of the Series Account, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These returns do not include any expenses assessed through the redemption of units. Investment Divisions with a date notation indicate the effective date that the investment option was available in the Series Account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period and are not annualized for periods less than one year. As the total returns for the Investment Divisions are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying mutual fund divided by average net assets during the period. It is not annualized for periods less than one year. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Division invests.

Effective for the year ending December 31, 2013, the financial highlights for the Schwab OneSource Annuity contract and the Schwab Select Annuity contract have been combined to be consistent with the presentation of the financial statements. All five years of financial highlight information have been combined for presentation purposes.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31				For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value		Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest		Total Return
		(a)	(b)					(a)		(b)
AB VPS GROWTH AND INCOME PORTFOLIO
2016	3	$18.25 to	$18.25	$60	0.73%	0.85 % to	0.85%	10.36%	to	10.36%
2015	38	$16.54 to	$10.73	$426	0.89%	0.65 % to	0.85%	0.84%	to	1.05%
2014	3	$16.40 to	$16.40	$54	1.37%	0.85 % to	0.85%	8.61%	to	8.61%
2013	3	$15.10 to	$15.10	$50	1.32%	0.85 % to	0.85%	33.87%	to	33.87%
2012	3	$11.28 to	$11.28	$37	1.59%	0.85 % to	0.85%	16.53%	to	16.53%
AB VPS GROWTH PORTFOLIO
2016	6	$17.31 to	$17.60	$110	0.00%	0.65 % to	0.85%	0.27%	to	0.47%
2015	5	$17.47 to	$17.26	$81	0.00%	0.85 % to	0.85%	8.13%	to	8.15%
2014	5	$16.16 to	$15.96	$75	0.00%	0.85 % to	0.85%	12.38%	to	11.06%
2013	5	$14.37 to	$14.37	$67	0.28%	0.85 % to	0.85%	32.93%	to	32.93%
2012	4	$10.81 to	$10.81	$50	0.06%	0.85 % to	0.85%	12.72%	to	12.72%
AB VPS INTERNATIONAL GROWTH PORTFOLIO
2016	14	$13.39 to	$7.82	$197	0.00%	0.65 % to	0.85%	(7.66) %	to	(7.49) %
2015	23	$14.50 to	$8.45	$327	0.34%	0.65 % to	0.85%	(2.70) %	to	(2.50) %
2014	22	$14.91 to	$8.67	$330	0.00%	0.65 % to	0.85%	(1.97) %	to	(1.81) %
2013	29	$15.21 to	$8.83	$433	0.80%	0.65 % to	0.85%	12.58%	to	12.77%
2012	60	$13.51 to	$7.83	$727	1.70%	0.65 % to	0.85%	14.59%	to	14.81%
AB VPS INTERNATIONAL VALUE PORTFOLIO
2016	11	$7.88 to	$6.98	$87	1.03%	0.65 % to	0.85%	(1.34) %	to	(1.15) %
2015	19	$7.98 to	$7.06	$138	2.49%	0.65 % to	0.85%	1.72%	to	1.94%
2014	19	$7.85 to	$6.92	$137	3.61%	0.65 % to	0.85%	(6.99) %	to	(6.86) %
2013	20	$8.44 to	$7.43	$162	5.46%	0.65 % to	0.85%	21.97%	to	22.20%
2012	34	$6.92 to	$6.08	$221	1.55%	0.65 % to	0.85%	13.63%	to	13.86%
AB VPS REAL ESTATE INVESTMENT PORTFOLIO (Effective date 05/01/2008)
2016	23	$16.73 to	$11.96	$368	1.55%	0.49 % to	0.85%	6.85%	to	7.24%
2015	27	$15.66 to	$11.15	$404	1.46%	0.49 % to	0.85%	(0.04) %	to	0.31%
2014	24	$15.67 to	$15.88	$375	2.66%	0.65 % to	0.85%	24.27%	to	24.55%
2013	28	$12.61 to	$12.75	$361	1.53%	0.65 % to	0.85%	3.36%	to	3.49%
2012	19	$12.20 to	$12.32	$234	1.12%	0.65 % to	0.85%	20.20%	to	20.43%
AB VPS SMALL/MID CAP VALUE PORTFOLIO
2016	21	$22.15 to	$12.25	$397	0.60%	0.49 % to	0.85%	24.03%	to	24.48%
2015	17	$17.86 to	$9.84	$280	0.75%	0.49 % to	0.85%	(6.28) %	to	(5.94) %
2014	14	$19.05 to	$17.83	$270	0.67%	0.65 % to	0.85%	8.24%	to	8.45%
2013	19	$17.60 to	$16.44	$332	0.52%	0.65 % to	0.85%	36.86%	to	37.23%
2012	17	$12.86 to	$11.98	$205	0.53%	0.65 % to	0.85%	17.77%	to	17.91%
ALGER CAPITAL APPRECIATION PORTFOLIO (Effective date 05/01/2015)
2016	1	$10.02 to	$10.02	$12	0.20%	0.49 % to	0.49%	0.02%	to	0.02%
ALGER LARGE CAP GROWTH PORTFOLIO
2016	47	$29.01 to	$10.69	$1,169	0.00%	0.49 % to	0.85%	(1.66) %	to	(1.31) %
2015	50	$29.50 to	$10.83	$1,256	0.00%	0.49 % to	0.85%	0.85%	to	1.22%
2014	48	$29.25 to	$15.33	$1,252	0.17%	0.65 % to	0.85%	10.05%	to	10.29%
2013	46	$26.58 to	$13.90	$1,186	0.78%	0.65 % to	0.85%	33.90%	to	34.17%
2012	57	$19.85 to	$10.36	$1,121	1.15%	0.65 % to	0.85%	8.95%	to	9.17%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value		Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest		Total Return
			(a)	(b)					(a)		(b)
ALGER MID CAP GROWTH PORTFOLIO
2016	16		$22.15 to	$12.79	$295	0.00%	0.65 % to	0.85%	0.12%	to	0.32%
2015	16		$22.12 to	$12.75	$295	0.00%	0.65 % to	0.85%	(2.40) %	to	(2.20) %
2014	16		$22.66 to	$13.04	$306	0.00%	0.65 % to	0.85%	7.09%	to	7.33%
2013	15		$21.16 to	$12.15	$274	0.33%	0.65 % to	0.85%	34.69%	to	35.00%
2012	17		$15.71 to	$9.00	$216	0.00%	0.65 % to	0.85%	15.26%	to	15.38%
AMERICAN CENTURY INVESTMENTS VP BALANCED FUND
2016	34		$20.45 to	$15.56	$646	1.60%	0.65 % to	0.85%	6.09%	to	6.30%
2015	39		$19.28 to	$14.63	$678	1.73%	0.65 % to	0.85%	(3.40) %	to	(3.20) %
2014	40		$19.95 to	$15.12	$736	1.55%	0.65 % to	0.85%	8.90%	to	9.17%
2013	35		$18.32 to	$13.85	$588	1.60%	0.65 % to	0.85%	16.47%	to	16.68%
2012	35		$15.73 to	$11.87	$535	2.16%	0.65 % to	0.85%	10.85%	to	11.04%
AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH FUND (Effective date 05/01/2008)
2016	4		$16.82 to	$11.30	$61	2.33%	0.65 % to	0.65%	12.75%	to	12.75%
2015	5		$14.92 to	$10.02	$65	2.10%	0.65 % to	0.65%	(6.24) %	to	(6.24) %
2014	5		$15.91 to	$10.69	$71	1.84%	0.65 % to	0.65%	11.81%	to	6.90%
2013	4		$14.24 to	$14.24	$60	2.23%	0.65 % to	0.65%	34.88%	to	34.88%
2012	4		$10.55 to	$10.55	$44	2.08%	0.65 % to	0.65%	14.05%	to	14.05%
AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND
2016	8		$18.99 to	$8.84	$136	1.43%	0.65 % to	0.85%	(6.29) %	to	(6.11) %
2015	18		$20.26 to	$9.35	$239	0.25%	0.65 % to	0.85%	(0.10) %	to	0.11%
2014	9		$20.28 to	$9.41	$159	1.63%	0.65 % to	0.85%	(6.33) %	to	(5.90) %
2013	13		$21.65 to	$21.65	$288	1.66%	0.85 % to	0.85%	21.42%	to	21.42%
2012	14		$17.83 to	$17.83	$242	0.90%	0.85 % to	0.85%	20.07%	to	20.07%
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND (Effective date 05/01/2009)
2016	9		$30.85 to	$13.08	$248	1.57%	0.49 % to	0.85%	21.68%	to	22.12%
2015	9		$25.36 to	$10.68	$205	1.51%	0.65 % to	0.85%	(2.41) %	to	(2.22) %
2014	11		$25.98 to	$10.92	$252	0.93%	0.65 % to	0.85%	15.26%	to	9.20%
2013	16		$22.54 to	$22.75	$363	1.10%	0.65 % to	0.85%	28.80%	to	29.04%
2012	13		$17.50 to	$17.63	$218	1.89%	0.65 % to	0.85%	15.21%	to	15.46%
AMERICAN CENTURY INVESTMENTS VP VALUE FUND
2016	79		$27.19 to	$12.25	$1,851	1.72%	0.49 % to	0.85%	19.46%	to	19.90%
2015	77		$22.76 to	$10.20	$1,540	2.11%	0.65 % to	0.85%	(4.70) %	to	(4.51) %
2014	82		$23.88 to	$16.57	$1,768	1.56%	0.65 % to	0.85%	12.11%	to	12.34%
2013	74		$21.30 to	$14.75	$1,425	1.65%	0.65 % to	0.85%	30.59%	to	30.88%
2012	91		$16.31 to	$11.27	$1,318	1.94%	0.65 % to	0.85%	13.58%	to	13.84%
AMERICAN FUNDS IS NEW WORLD FUND (Effective date 04/29/2016)
2016	0	*	$10.37 to	$10.37	$3	0.70%	0.49 % to	0.49%	3.68%	to	3.68%
BLACKROCK GLOBAL ALLOCATION VI FUND (Effective date 05/01/2014)
2016	21		$10.12 to	$10.26	$217	1.35%	0.65 % to	0.69%	3.40%	to	3.45%
2015	12		$9.89 to	$9.80	$121	1.05%	0.65 % to	0.85%	(1.55) %	to	(1.35) %
2014	10		$10.04 to	$10.06	$100	2.18%	0.65 % to	0.85%	0.40%	to	0.60%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value		Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest		Total Return
			(a)	(b)					(a)		(b)
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (Effective date 04/29/2016)
2016	14		$10.49 to	$10.50	$144	0.00%	0.65 % to	0.85%	4.90%	to	5.04%
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND (Effective date 03/11/2011)
2016	22		$19.48 to	$19.71	$425	0.00%	0.65 % to	0.85%	18.01%	to	18.24%
2015	22		$16.51 to	$16.67	$366	0.00%	0.65 % to	0.85%	8.89%	to	9.10%
2014	23		$15.16 to	$15.28	$347	0.00%	0.65 % to	0.85%	24.06%	to	24.33%
2013	14		$12.22 to	$12.29	$168	0.00%	0.65 % to	0.85%	24.44%	to	24.65%
2012	3		$9.82 to	$9.82	$25	0.00%	0.85 % to	0.85%	6.05%	to	6.05%
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (Effective date 05/01/2009)
2016	1		$27.41 to	$12.45	$19	0.23%	0.49 % to	0.65%	31.88%	to	32.08%
2015	2		$20.51 to	$20.78	$33	0.72%	0.65 % to	0.85%	(7.11) %	to	(6.92) %
2014	1		$22.08 to	$22.33	$11	0.44%	0.65 % to	0.85%	2.17%	to	2.38%
2013	1		$21.61 to	$21.81	$11	0.63%	0.65 % to	0.85%	32.90%	to	33.15%
2012	5		$16.26 to	$16.38	$84	0.29%	0.65 % to	0.85%	10.31%	to	10.53%
DELAWARE VIP EMERGING MARKETS SERIES (Effective date 05/01/2014)
2016	1		$8.56 to	$8.61	$8	0.30%	0.49 % to	0.69%	13.15%	to	13.37%
2015	1		$7.57 to	$7.59	$10	0.33%	0.49 % to	0.69%	(15.10) %	to	(14.92) %
2014	0	*	$9.34 to	$9.34	$3	0.00%	0.65 % to	0.65%	(6.60) %	to	(6.60) %
DELAWARE VIP SMALL CAP VALUE SERIES
2016	17		$36.76 to	$12.54	$471	0.96%	0.49 % to	0.85%	30.30%	to	30.77%
2015	19		$28.21 to	$9.59	$410	0.72%	0.49 % to	0.85%	(7.02) %	to	(6.68) %
2014	18		$30.34 to	$10.26	$464	0.61%	0.65 % to	0.85%	4.95%	to	2.60%
2013	23		$28.91 to	$17.35	$564	0.63%	0.65 % to	0.85%	32.37%	to	32.65%
2012	17		$21.84 to	$13.08	$323	0.58%	0.65 % to	0.85%	12.98%	to	13.25%
DELAWARE VIP SMID CAP GROWTH SERIES (Effective date 05/01/2006)
2016	7		$24.36 to	$12.78	$161	0.18%	0.65 % to	0.85%	7.38%	to	7.60%
2015	10		$22.69 to	$11.87	$203	0.35%	0.65 % to	0.85%	6.63%	to	6.85%
2014	9		$20.94 to	$21.22	$189	0.08%	0.65 % to	0.85%	2.30%	to	2.51%
2013	19		$20.47 to	$20.70	$402	0.02%	0.65 % to	0.85%	40.11%	to	40.43%
2012	37		$14.85 to	$14.74	$538	0.26%	0.65 % to	0.85%	10.08%	to	10.25%
DEUTSCHE CAPITAL GROWTH VIP
2016	41		$19.47 to	$18.07	$783	1.00%	0.65 % to	0.85%	3.37%	to	3.58%
2015	46		$18.83 to	$17.45	$828	0.64%	0.65 % to	0.85%	7.70%	to	7.91%
2014	45		$17.49 to	$16.17	$760	0.67%	0.65 % to	0.85%	12.04%	to	12.29%
2013	47		$15.61 to	$14.40	$723	1.31%	0.65 % to	0.85%	33.53%	to	33.70%
2012	52		$11.69 to	$10.77	$601	0.82%	0.65 % to	0.85%	15.06%	to	15.31%
DEUTSCHE CORE EQUITY VIP
2016	7		$18.04 to	$19.15	$122	1.49%	0.65 % to	0.85%	9.55%	to	9.77%
2015	8		$17.18 to	$17.45	$150	0.85%	0.65 % to	0.85%	4.36%	to	4.57%
2014	8		$15.78 to	$16.68	$152	0.99%	0.65 % to	0.85%	10.89%	to	11.05%
2013	17		$14.23 to	$15.02	$267	1.53%	0.65 % to	0.85%	36.17%	to	36.42%
2012	22		$10.45 to	$11.01	$250	1.21%	0.65 % to	0.85%	14.84%	to	15.05%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31				For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value		Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest		Total Return
		(a)	(b)					(a)		(b)
DEUTSCHE LARGE CAP VALUE VIP
2016	16	$15.57 to	$11.95	$251	1.07%	0.65 % to	0.85%	(5.19) %	to	(5.00) %
2015	20	$16.43 to	$12.58	$326	1.29%	0.65 % to	0.85%	(7.66) %	to	(7.47) %
2014	27	$17.79 to	$13.60	$454	1.34%	0.65 % to	0.85%	9.81%	to	10.03%
2013	20	$16.20 to	$12.36	$324	2.14%	0.65 % to	0.85%	29.81%	to	29.97%
2012	23	$12.48 to	$9.51	$284	1.97%	0.65 % to	0.85%	8.81%	to	9.18%
DEUTSCHE SMALL CAP INDEX VIP
2016	42	$31.96 to	$19.47	$989	1.12%	0.65 % to	0.85%	20.01%	to	20.24%
2015	46	$26.63 to	$16.19	$941	1.05%	0.65 % to	0.85%	(5.41) %	to	(5.22) %
2014	44	$28.15 to	$17.08	$941	0.73%	0.65 % to	0.85%	3.84%	to	4.08%
2013	22	$27.11 to	$16.41	$512	1.61%	0.65 % to	0.85%	37.47%	to	37.67%
2012	26	$19.72 to	$11.92	$446	0.84%	0.65 % to	0.85%	15.25%	to	15.50%
DEUTSCHE SMALL MID CAP VALUE VIP (Effective date 05/01/2006)
2016	8	$18.64 to	$18.37	$146	0.56%	0.65 % to	0.85%	15.90%	to	16.13%
2015	15	$16.08 to	$15.82	$241	0.28%	0.65 % to	0.85%	(2.74) %	to	(2.54) %
2014	16	$16.53 to	$16.23	$268	0.80%	0.65 % to	0.85%	4.62%	to	4.84%
2013	18	$15.80 to	$15.48	$288	1.29%	0.65 % to	0.85%	34.13%	to	34.38%
2012	27	$11.78 to	$11.52	$303	1.10%	0.65 % to	0.85%	12.73%	to	13.05%
DIMENSIONAL VA US TARGETED VALUE PORTFOLIO (Effective date 05/29/2014)
2016	3	$12.13 to	$12.13	$42	1.14%	0.49 % to	0.49%	26.88%	to	26.88%
2015	1	$9.56 to	$9.56	$6	1.33%	0.49 % to	0.49%	(5.69) %	to	(5.69) %
DREYFUS IP MIDCAP STOCK PORTFOLIO
2016	3	$29.42 to	$11.97	$78	1.04%	0.65 % to	0.85%	14.49%	to	14.74%
2015	3	$25.70 to	$10.44	$68	0.60%	0.65 % to	0.85%	(3.11) %	to	(2.93) %
2014	3	$26.52 to	$26.52	$67	0.98%	0.85 % to	0.85%	11.10%	to	11.10%
2013	3	$23.87 to	$23.87	$63	1.34%	0.85 % to	0.85%	33.82%	to	33.82%
2012	3	$17.83 to	$17.83	$47	0.45%	0.85 % to	0.85%	18.71%	to	18.71%
DREYFUS VIF APPRECIATION PORTFOLIO
2016	28	$18.21 to	$16.16	$513	1.62%	0.65 % to	0.85%	6.99%	to	7.20%
2015	34	$17.02 to	$15.08	$566	1.71%	0.65 % to	0.85%	(3.30) %	to	(3.10) %
2014	32	$17.60 to	$15.56	$560	1.84%	0.65 % to	0.85%	7.19%	to	7.38%
2013	68	$16.42 to	$14.49	$1,068	1.85%	0.65 % to	0.85%	20.03%	to	20.35%
2012	101	$13.68 to	$12.04	$1,325	3.75%	0.65 % to	0.85%	9.53%	to	9.75%
DREYFUS VIF GROWTH AND INCOME PORTFOLIO
2016	13	$19.25 to	$12.06	$182	1.00%	0.65 % to	0.85%	9.10%	to	9.32%
2015	6	$17.65 to	$10.73	$89	0.19%	0.85 % to	0.85%	0.72%	to	0.72%
2014	4	$17.52 to	$17.52	$68	0.79%	0.85 % to	0.85%	9.16%	to	9.16%
2013	4	$16.05 to	$16.05	$63	0.89%	0.85 % to	0.85%	35.67%	to	35.67%
2012	4	$11.83 to	$11.83	$51	1.39%	0.85 % to	0.85%	17.01%	to	17.01%
FEDERATED FUND FOR US GOVERNMENT SECURITIES II
2016	92	$19.77 to	$12.21	$1,566	2.30%	0.65 % to	0.85%	0.74%	to	0.95%
2015	74	$19.62 to	$12.10	$1,319	3.07%	0.65 % to	0.85%	(0.33) %	to	(0.13) %
2014	174	$19.69 to	$12.11	$3,212	1.96%	0.65 % to	0.85%	3.74%	to	3.95%
2013	84	$18.98 to	$11.65	$1,511	2.93%	0.65 % to	0.85%	(2.87) %	to	(2.67) %
2012	80	$19.54 to	$11.97	$1,327	3.79%	0.65 % to	0.85%	2.09%	to	2.31%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31				For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value		Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest		Total Return
		(a)	(b)					(a)		(b)
FEDERATED MANAGED TAIL RISK FUND II
2016	6	$14.04 to	$14.04	$81	1.81%	0.85 % to	0.85%	(4.82) %	to	(4.82) %
2015	6	$14.75 to	$14.75	$93	1.66%	0.85 % to	0.85%	(7.27) %	to	(7.27) %
2014	6	$15.90 to	$15.90	$100	1.79%	0.85 % to	0.85%	(1.79) %	to	(1.79) %
2013	14	$16.19 to	$16.19	$233	0.97%	0.85 % to	0.85%	15.48%	to	15.48%
2012	14	$14.02 to	$14.02	$202	0.54%	0.85 % to	0.85%	9.19%	to	9.19%
FEDERATED MANAGED VOLATILITY FUND II
2016	1	$20.65 to	$20.65	$26	4.76%	0.85 % to	0.85%	6.78%	to	6.78%
2015	1	$19.33 to	$19.33	$25	4.27%	0.85 % to	0.85%	(8.34) %	to	(8.34) %
2014	1	$21.10 to	$21.10	$27	2.87%	0.85 % to	0.85%	3.08%	to	3.08%
2013	3	$20.47 to	$20.47	$69	3.04%	0.85 % to	0.85%	20.70%	to	20.70%
2012	4	$16.96 to	$16.96	$65	2.98%	0.85 % to	0.85%	12.62%	to	12.62%
FRANKLIN SMALL CAP VALUE VIP FUND
2016	29	$19.08 to	$11.89	$513	0.83%	0.49 % to	0.85%	29.09%	to	29.55%
2015	27	$14.78 to	$9.18	$380	0.60%	0.49 % to	0.85%	(8.17) %	to	(7.84) %
2014	21	$16.04 to	$16.25	$334	0.57%	0.65 % to	0.85%	(0.25) %	to	(0.06) %
2013	17	$16.08 to	$16.26	$276	1.31%	0.65 % to	0.85%	35.13%	to	35.27%
2012	15	$11.90 to	$12.02	$184	0.78%	0.65 % to	0.85%	17.36%	to	17.61%
GREAT-WEST ARIEL MID CAP VALUE FUND (Effective date 05/01/2015)
2016	1	$9.97 to	$9.97	$8	1.45%	0.49 % to	0.49%	12.50%	to	12.50%
GREAT-WEST LOOMIS SAYLES BOND FUND (Effective date 04/29/2016)
2016	1	$10.40 to	$10.40	$11	0.59%	0.49 % to	0.49%	4.01%	to	4.01%
GREAT-WEST SECUREFOUNDATION® BALANCED FUND (Effective date 05/29/2014)
2016	1,001	$10.86 to	$10.91	$10,921	2.04%	0.65 % to	0.85%	7.80%	to	8.02%
2015	700	$10.07 to	$10.10	$7,066	2.27%	0.65 % to	0.85%	(1.50) %	to	(1.31) %
2014	200	$10.23 to	$10.24	$2,049	1.61%	0.65 % to	0.85%	2.30%	to	2.40%
INVESCO V.I. COMSTOCK FUND
2016	28	$20.30 to	$11.47	$499	1.55%	0.49 % to	0.85%	16.31%	to	16.73%
2015	34	$17.46 to	$9.82	$525	2.00%	0.49 % to	0.85%	(6.78) %	to	(6.45) %
2014	32	$18.73 to	$16.58	$577	1.38%	0.65 % to	0.85%	8.52%	to	8.72%
2013	37	$17.26 to	$15.25	$618	1.76%	0.65 % to	0.85%	34.74%	to	35.08%
2012	24	$12.48 to	$12.48	$291	1.74%	0.85 % to	0.85%	17.85%	to	17.85%
INVESCO V.I. CORE EQUITY FUND
2016	5	$27.39 to	$27.39	$129	0.77%	0.85 % to	0.85%	9.33%	to	9.33%
2015	5	$25.06 to	$25.06	$118	1.14%	0.85 % to	0.85%	(6.57) %	to	(6.57) %
2014	5	$26.82 to	$26.82	$127	0.86%	0.85 % to	0.85%	7.24%	to	7.24%
2013	5	$25.01 to	$25.01	$119	1.37%	0.85 % to	0.85%	28.13%	to	28.13%
2012	7	$19.52 to	$19.52	$131	0.82%	0.85 % to	0.85%	12.96%	to	12.96%
INVESCO V.I. GROWTH & INCOME FUND
2016	68	$21.97 to	$12.18	$1,159	1.14%	0.49 % to	0.85%	18.68%	to	19.12%
2015	63	$18.51 to	$10.22	$934	3.07%	0.49 % to	0.85%	(3.88) %	to	(3.54) %
2014	44	$19.25 to	$15.65	$753	1.63%	0.65 % to	0.85%	9.31%	to	9.59%
2013	55	$17.61 to	$14.28	$865	1.37%	0.65 % to	0.85%	33.01%	to	33.21%
2012	61	$13.24 to	$10.72	$769	1.54%	0.65 % to	0.85%	13.65%	to	13.80%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value		Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest		Total Return
			(a)	(b)					(a)		(b)
INVESCO V.I. HIGH YIELD FUND
2016	9		$22.17 to	$10.40	$122	4.23%	0.49 % to	0.85%	10.28%	to	10.67%
2015	9		$20.11 to	$9.40	$122	2.59%	0.49 % to	0.85%	(3.99) %	to	(3.64) %
2014	10		$20.94 to	$9.74	$143	2.72%	0.69 % to	0.85%	0.87%	to	(2.60) %
2013	4		$20.76 to	$20.76	$83	5.00%	0.85 % to	0.85%	6.08%	to	6.08%
2012	4		$19.57 to	$19.57	$84	4.82%	0.85 % to	0.85%	16.21%	to	16.21%
INVESCO V.I. INTERNATIONAL GROWTH FUND
2016	45		$13.31 to	$9.23	$538	1.52%	0.49 % to	0.85%	(1.29) %	to	(0.93) %
2015	56		$13.49 to	$9.32	$697	1.38%	0.49 % to	0.85%	(3.17) %	to	(2.82) %
2014	51		$13.93 to	$11.82	$674	1.61%	0.65 % to	0.85%	(0.50) %	to	(0.25) %
2013	47		$14.00 to	$11.85	$601	1.28%	0.65 % to	0.85%	18.04%	to	18.15%
2012	62		$11.86 to	$10.03	$685	1.66%	0.65 % to	0.85%	14.48%	to	14.89%
INVESCO V.I. MID CAP CORE EQUITY FUND (Effective date 05/01/2009)
2016	4		$20.42 to	$10.74	$68	0.08%	0.65 % to	0.85%	12.48%	to	12.71%
2015	4		$18.16 to	$9.53	$67	0.35%	0.65 % to	0.85%	(4.84) %	to	(4.65) %
2014	4		$19.08 to	$9.99	$70	0.04%	0.65 % to	0.85%	3.58%	to	(0.10) %
2013	3		$18.42 to	$18.60	$62	0.66%	0.65 % to	0.85%	27.74%	to	28.01%
2012	4		$14.42 to	$14.53	$48	0.07%	0.65% to	0.85%	9.99%	to	10.24%
INVESCO V.I. SMALL CAP EQUITY FUND (Effective date 05/01/2009)
2016	2		$24.89 to	$11.05	$39	0.00%	0.49 % to	0.85%	11.12%	to	11.51%
2015	1		$22.39 to	$22.39	$33	0.00%	0.85 % to	0.85%	(6.33) %	to	(6.33) %
2014	3		$23.90 to	$23.90	$66	0.00%	0.85 % to	0.85%	1.44%	to	1.44%
2013	3		$23.56 to	$23.56	$79	0.01%	0.85 % to	0.85%	36.34%	to	36.34%
2012	2		$17.28 to	$17.28	$49	0.00%	0.85 % to	0.85%	12.94%	to	12.94%
INVESCO V.I. TECHNOLOGY FUND
2016	52		$11.61 to	$4.29	$229	0.00%	0.85 % to	0.85%	(1.59) %	to	(1.58) %
2015	52		$11.79 to	$4.36	$234	0.00%	0.85 % to	0.85%	5.91%	to	5.91%
2014	54		$4.11 to	$11.15	$223	0.00%	0.65 % to	0.85%	9.89%	to	11.50%
2013	97		$3.74 to	$3.74	$363	0.00%	0.85 % to	0.85%	24.25%	to	24.25%
2012	98		$3.01 to	$3.01	$296	0.00%	0.85 % to	0.85%	10.26%	to	10.26%
IVY VIP INTERNATIONAL CORE EQUITY (Effective date 05/01/2015)
2016	1		$9.06 to	$9.06	$9	0.87%	0.49 % to	0.49%	0.59%	to	0.59%
2015	0	*	$9.00 to	$9.00	$4	0.00%	0.49 % to	0.49%	(9.96) %	to	(9.96) %
JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES
2016	19		$24.35 to	$24.35	$455	2.24%	0.85 % to	0.85%	3.72%	to	3.72%
2015	19		$23.47 to	$23.47	$439	1.87%	0.85 % to	0.85%	(0.23) %	to	(0.23) %
2014	21		$23.53 to	$23.53	$499	1.76%	0.85 % to	0.85%	7.59%	to	7.59%
2013	21		$21.87 to	$21.87	$463	2.28%	0.85 % to	0.85%	19.12%	to	19.12%
2012	33		$18.36 to	$18.36	$613	2.86%	0.85 % to	0.85%	12.71%	to	12.71%
JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES (Effective date 05/01/2007)
2016	126		$17.17 to	$10.73	$1,857	1.94%	0.65 % to	0.85%	3.45%	to	3.65%
2015	126		$16.60 to	$10.36	$1,974	1.61%	0.65 % to	0.85%	(0.44) %	to	(0.24) %
2014	137		$16.67 to	$16.11	$2,238	1.54%	0.65 % to	0.85%	7.27%	to	7.54%
2013	117		$15.54 to	$14.98	$1,781	1.93%	0.65 % to	0.85%	18.81%	to	18.98%
2012	91		$13.08 to	$12.59	$1,175	2.54%	0.65% to	0.85%	12.37%	to	12.61%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31				For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value		Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest		Total Return
		(a)	(b)					(a)		(b)
JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES
2016	51	$22.12 to	$10.23	$757	3.17%	0.49 % to	0.85%	1.60%	to	1.96%
2015	27	$21.78 to	$10.04	$509	2.34%	0.49 % to	0.85%	(0.63) %	to	(0.27) %
2014	21	$21.91 to	$10.05	$449	3.35%	0.69 % to	0.85%	4.04%	to	0.50%
2013	22	$21.06 to	$21.06	$469	3.71%	0.85 % to	0.85%	(0.99) %	to	(0.99) %
2012	29	$21.27 to	$21.27	$618	3.85%	0.85 % to	0.85%	7.42%	to	7.42%
JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES (Effective date 05/01/2007)
2016	164	$15.22 to	$10.13	$2,421	2.30%	0.65 % to	0.85%	1.36%	to	1.56%
2015	195	$15.02 to	$9.97	$2,852	1.87%	0.65 % to	0.85%	(0.91) %	to	(0.71) %
2014	231	$15.15 to	$10.04	$3,472	3.09%	0.65 % to	0.85%	3.77%	to	0.40%
2013	186	$14.60 to	$13.85	$2,695	3.40%	0.65 % to	0.85%	(1.15) %	to	(0.93) %
2012	184	$14.77 to	$13.98	$2,674	3.45%	0.65 % to	0.85%	7.18%	to	7.37%
JANUS ASPEN GLOBAL RESEARCH PORTFOLIO
2016	25	$21.15 to	$10.19	$431	1.08%	0.49 % to	0.85%	1.21%	to	1.58%
2015	26	$20.90 to	$10.03	$449	0.66%	0.49 % to	0.85%	(3.12) %	to	(2.76) %
2014	19	$21.57 to	$21.57	$434	1.05%	0.85 % to	0.85%	6.52%	to	6.52%
2013	21	$20.25 to	$20.25	$441	1.22%	0.85 % to	0.85%	27.36%	to	27.36%
2012	25	$15.90 to	$15.90	$398	0.89%	0.85 % to	0.85%	19.01%	to	19.01%
JANUS ASPEN JANUS PORTFOLIO
2016	10	$26.73 to	$26.73	$267	0.54%	0.85 % to	0.85%	(0.35) %	to	(0.35) %
2015	11	$26.83 to	$26.83	$282	0.64%	0.85 % to	0.85%	4.45%	to	4.45%
2014	11	$25.68 to	$25.68	$284	0.37%	0.85 % to	0.85%	12.04%	to	12.04%
2013	12	$22.92 to	$22.92	$271	0.79%	0.85 % to	0.85%	29.20%	to	29.20%
2012	12	$17.74 to	$17.74	$217	0.55%	0.85 % to	0.85%	17.56%	to	17.56%
JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES
2016	4	$20.30 to	$20.30	$89	4.99%	0.85 % to	0.85%	(7.24) %	to	(7.24) %
2015	4	$21.89 to	$21.89	$121	0.55%	0.85 % to	0.85%	(9.37) %	to	(9.37) %
2014	5	$24.15 to	$24.15	$156	6.13%	0.85 % to	0.85%	(12.63) %	to	(12.63) %
2013	7	$27.64 to	$27.64	$224	2.79%	0.85 % to	0.85%	13.60%	to	13.60%
2012	12	$24.33 to	$24.33	$344	0.68%	0.85 % to	0.85%	12.48%	to	12.48%
JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES (Effective date 05/01/2007)
2016	32	$7.72 to	$7.72	$244	4.70%	0.85 % to	0.85%	(7.49) %	to	(7.49) %
2015	45	$8.34 to	$8.34	$377	0.55%	0.85 % to	0.85%	(9.57) %	to	(9.57) %
2014	29	$9.22 to	$9.22	$265	5.83%	0.85 % to	0.85%	(12.85) %	to	(12.85) %
2013	28	$10.58 to	$10.58	$294	2.89%	0.85 % to	0.85%	13.28%	to	13.28%
2012	39	$9.34 to	$9.34	$366	0.52%	0.85 % to	0.85%	12.26%	to	12.26%
JPMORGAN INSURANCE TRUST INTREPID MID CAP PORTFOLIO (Effective date 05/01/2015)
2016	2	$10.21 to	$10.21	$21	0.00%	0.65 % to	0.65%	11.30%	to	11.30%
2015	2	$9.18 to	$9.18	$21	0.00%	0.65 % to	0.65%	(8.24) %	to	(8.24) %
JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO (Effective date 05/29/2014)
2016	2	$12.15 to	$12.26	$30	0.31%	0.49 % to	0.85%	19.20%	to	19.63%
2015	5	$10.19 to	$10.25	$46	0.06%	0.49 % to	0.85%	(6.08) %	to	(5.75) %

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31				For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value		Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest		Total Return
		(a)	(b)					(a)		(b)
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO (Effective date 05/01/2009)
2016	56	$15.41 to	$8.53	$800	1.03%	0.49 % to	0.85%	19.76%	to	20.20%
2015	59	$12.86 to	$7.10	$714	1.21%	0.49 % to	0.85%	(20.73) %	to	(20.45) %
2014	52	$16.23 to	$16.41	$825	1.77%	0.65 % to	0.85%	(5.42) %	to	(5.25) %
2013	37	$17.16 to	$17.32	$638	1.07%	0.65 % to	0.85%	(2.11) %	to	(1.93) %
2012	62	$17.53 to	$17.66	$1,081	1.66%	0.65 % to	0.85%	21.06%	to	21.29%
LVIP BARON GROWTH OPPORTUNITIES FUND
2016	42	$36.20 to	$10.66	$1,401	0.54%	0.49 % to	0.85%	4.68%	to	5.05%
2015	41	$34.58 to	$17.82	$1,308	0.00%	0.65 % to	0.85%	(5.58) %	to	(5.39) %
2014	43	$36.62 to	$18.84	$1,464	0.14%	0.65 % to	0.85%	3.98%	to	4.20%
2013	62	$35.22 to	$18.08	$2,041	0.46%	0.65 % to	0.85%	38.88%	to	39.18%
2012	69	$25.36 to	$12.99	$1,562	1.18%	0.65 % to	0.85%	17.24%	to	17.45%
MFS VIT II INTERNATIONAL VALUE PORTFOLIO (Effective date 05/01/2009)
2016	58	$21.80 to	$10.54	$1,201	1.13%	0.49 % to	0.85%	2.96%	to	3.33%
2015	49	$21.17 to	$10.20	$964	2.17%	0.49 % to	0.85%	5.42%	to	5.80%
2014	39	$20.08 to	$9.63	$800	1.83%	0.65 % to	0.85%	0.25%	to	(3.70) %
2013	35	$20.03 to	$20.22	$708	1.22%	0.65 % to	0.85%	26.53%	to	26.85%
2012	38	$15.83 to	$15.94	$612	1.60%	0.65 % to	0.85%	14.96%	to	15.17%
MFS VIT UTILITIES SERIES (Effective date 05/01/2008)
2016	18	$13.75 to	$13.99	$249	3.59%	0.65 % to	0.85%	10.30%	to	10.52%
2015	21	$12.47 to	$12.66	$266	3.60%	0.65 % to	0.85%	(15.47) %	to	(15.32) %
2014	25	$14.75 to	$14.95	$377	2.00%	0.65 % to	0.85%	11.49%	to	11.73%
2013	24	$13.23 to	$13.38	$322	1.67%	0.65 % to	0.85%	19.19%	to	19.46%
2012	32	$11.10 to	$11.20	$350	7.29%	0.65 % to	0.85%	12.23%	to	12.45%
NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO
2016	1	$17.06 to	$17.06	$17	0.25%	0.85 % to	0.85%	15.01%	to	15.01%
2015	1	$14.84 to	$14.84	$15	0.35%	0.85 % to	0.85%	(9.29) %	to	(9.29) %
2014	1	$16.35 to	$16.35	$19	0.71%	0.85 % to	0.85%	12.53%	to	12.53%
2013	1	$14.53 to	$14.53	$17	0.80%	0.85 % to	0.85%	35.54%	to	35.54%
2012	2	$10.72 to	$10.72	$18	0.34%	0.85 % to	0.85%	14.41%	to	14.41%
NVIT MID CAP INDEX FUND
2016	40	$33.47 to	$12.20	$938	1.10%	0.49 % to	0.85%	19.00%	to	19.43%
2015	37	$28.13 to	$10.19	$793	0.89%	0.65 % to	0.85%	(3.60) %	to	(3.39) %
2014	34	$29.18 to	$17.39	$751	1.02%	0.65 % to	0.85%	8.27%	to	8.48%
2013	20	$26.95 to	$16.03	$446	0.89%	0.65 % to	0.85%	31.66%	to	31.93%
2012	20	$20.47 to	$12.15	$349	0.94%	0.65 % to	0.85%	16.31%	to	16.49%
OPPENHEIMER GLOBAL FUND
2016	40	$27.69 to	$10.15	$945	1.07%	0.65 % to	0.85%	(0.76) %	to	(0.57) %
2015	43	$27.90 to	$10.20	$1,018	1.32%	0.65 % to	0.85%	3.06%	to	3.27%
2014	44	$27.07 to	$9.88	$1,020	1.04%	0.65 % to	0.85%	1.42%	to	(1.20) %
2013	45	$26.69 to	$13.80	$1,156	1.37%	0.65 % to	0.85%	26.25%	to	26.49%
2012	55	$21.14 to	$10.91	$1,091	2.13%	0.65 % to	0.85%	20.18%	to	20.42%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31				For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value		Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest		Total Return
		(a)	(b)					(a)		(b)
OPPENHEIMER INTERNATIONAL GROWTH FUND (Effective date 05/01/2008)
2016	25	$11.87 to	$9.03	$276	1.16%	0.49 % to	0.85%	(2.94) %	to	(2.60) %
2015	29	$12.23 to	$9.27	$336	1.15%	0.49 % to	0.85%	2.56%	to	2.93%
2014	23	$11.93 to	$12.09	$271	1.57%	0.65 % to	0.85%	(7.95) %	to	(7.78) %
2013	15	$12.96 to	$13.11	$201	1.43%	0.65 % to	0.85%	24.74%	to	25.10%
2012	8	$10.39 to	$10.48	$80	1.46%	0.65 % to	0.85%	21.24%	to	21.44%
OPPENHEIMER MAIN STREET SMALL CAP FUND (Effective date 05/01/2014)
2016	6	$12.07 to	$12.03	$70	0.51%	0.49 % to	0.85%	17.05%	to	17.47%
2015	6	$10.32 to	$10.24	$59	0.96%	0.49 % to	0.85%	(6.69) %	to	(6.37) %
2014	4	$11.05 to	$10.93	$39	0.00%	0.65 % to	0.85%	10.50%	to	9.30%
PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO (Effective date 05/01/2014)
2016	2	$6.25 to	$6.29	$10	1.11%	0.49 % to	0.69%	14.37%	to	14.58%
2015	2	$5.47 to	$5.49	$9	2.77%	0.49 % to	0.69%	(26.22) %	to	(26.06) %
2014	1	$7.40 to	$7.40	$6	0.20%	0.65 % to	0.65%	(26.00) %	to	(26.00) %
PIMCO VIT HIGH YIELD PORTFOLIO
2016	43	$21.41 to	$10.86	$817	4.86%	0.49 % to	0.85%	11.46%	to	11.90%
2015	40	$19.21 to	$9.68	$709	5.12%	0.65 % to	0.85%	(2.48) %	to	(2.26) %
2014	49	$19.70 to	$14.90	$896	5.22%	0.65 % to	0.85%	2.50%	to	2.62%
2013	138	$19.22 to	$14.52	$2,546	5.45%	0.65 % to	0.85%	4.80%	to	5.07%
2012	156	$18.34 to	$13.82	$2,736	5.73%	0.65 % to	0.85%	13.35%	to	13.56%
PIMCO VIT LOW DURATION PORTFOLIO
2016	268	$13.29 to	$10.01	$3,308	1.49%	0.49 % to	0.85%	0.54%	to	0.92%
2015	275	$13.22 to	$9.92	$3,369	3.36%	0.49 % to	0.85%	(0.53) %	to	(0.18) %
2014	271	$13.29 to	$12.05	$3,457	1.12%	0.65 % to	0.85%	0.00%	to	0.25%
2013	304	$13.29 to	$12.02	$3,890	1.45%	0.65 % to	0.85%	(0.97) %	to	(0.83) %
2012	252	$13.42 to	$12.12	$3,247	1.90%	0.65 % to	0.85%	4.93%	to	5.21%
PIMCO VIT REAL RETURN PORTFOLIO (Effective date 05/29/2014)
2016	9	$9.76 to	$9.81	$92	2.45%	0.49 % to	0.69%	4.48%	to	4.67%
2015	1	$9.34 to	$9.37	$13	8.86%	0.49 % to	0.69%	(3.38) %	to	(3.17) %
PIMCO VIT TOTAL RETURN PORTFOLIO
2016	264	$16.01 to	$10.30	$3,764	2.07%	0.49 % to	0.85%	1.81%	to	2.18%
2015	193	$15.72 to	$10.08	$2,836	4.91%	0.49 % to	0.85%	(0.40) %	to	(0.05) %
2014	198	$15.78 to	$13.83	$2,989	1.99%	0.65 % to	0.85%	3.34%	to	3.60%
2013	382	$15.27 to	$13.35	$5,665	2.20%	0.65 % to	0.85%	(2.74) %	to	(2.55) %
2012	415	$15.70 to	$13.70	$6,298	2.57%	0.65 % to	0.85%	8.65%	to	8.82%
PIONEER EMERGING MARKETS VCT PORTFOLIO (Effective date 05/01/2008)
2016	1	$5.41 to	$5.41	$4	0.19%	0.85 % to	0.85%	5.09%	to	5.09%
2015	1	$5.15 to	$5.15	$4	3.81%	0.85 % to	0.85%	(16.31) %	to	(16.31) %
2014	1	$6.15 to	$6.15	$4	0.21%	0.85 % to	0.85%	(13.50) %	to	(13.50) %
2013	1	$7.11 to	$7.11	$5	0.92%	0.85 % to	0.85%	(3.00) %	to	(3.00) %
2012	1	$7.33 to	$7.33	$5	0.21%	0.85 % to	0.85%	10.73%	to	10.73%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value		Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest		Total Return
			(a)	(b)					(a)		(b)
PIONEER FUND VCT PORTFOLIO
2016	8		$22.26 to	$15.76	$152	1.33%	0.65 % to	0.85%	8.89%	to	9.10%
2015	10		$20.44 to	$14.45	$169	1.09%	0.65 % to	0.85%	(0.91) %	to	(0.71) %
2014	11		$20.63 to	$14.55	$189	1.16%	0.65 % to	0.85%	10.09%	to	10.31%
2013	15		$18.74 to	$13.19	$226	1.26%	0.65 % to	0.85%	32.16%	to	32.43%
2012	15		$14.18 to	$9.96	$181	1.53%	0.65 % to	0.85%	9.33%	to	9.57%
PIONEER MID CAP VALUE VCT PORTFOLIO
2016	8		$17.41 to	$16.59	$146	0.48%	0.65 % to	0.85%	15.24%	to	15.48%
2015	9		$15.11 to	$14.37	$131	0.55%	0.65 % to	0.85%	(7.14) %	to	(6.96) %
2014	8		$16.27 to	$15.45	$137	0.64%	0.65 % to	0.85%	13.86%	to	14.11%
2013	8		$14.29 to	$13.54	$120	0.70%	0.65 % to	0.85%	31.58%	to	31.84%
2012	8		$10.82 to	$10.82	$90	0.81%	0.85 % to	0.85%	9.85%	to	9.85%
PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO
2016	8		$25.18 to	$11.09	$155	0.00%	0.49 % to	0.85%	2.86%	to	3.23%
2015	5		$24.48 to	$19.05	$112	0.00%	0.85 % to	0.85%	0.77%	to	0.77%
2014	5		$24.29 to	$18.90	$115	0.00%	0.85 % to	0.85%	8.49%	to	8.50%
2013	8		$22.39 to	$17.62	$174	0.00%	0.65 % to	0.85%	41.26%	to	41.53%
2012	9		$15.85 to	$15.85	$146	0.00%	0.85 % to	0.85%	6.09%	to	6.09%
PRUDENTIAL SERIES FUND EQUITY PORTFOLIO
2016	17		$22.68 to	$10.93	$270	0.00%	0.49 % to	0.85%	2.48%	to	2.84%
2015	19		$22.13 to	$10.63	$299	0.00%	0.49 % to	0.85%	1.10%	to	1.47%
2014	14		$17.41 to	$22.14	$260	0.00%	0.65 % to	0.85%	6.35%	to	6.60%
2013	9		$16.37 to	$20.77	$157	0.00%	0.65 % to	0.85%	31.91%	to	32.12%
2012	22		$12.41 to	$15.72	$283	0.23%	0.65 % to	0.85%	12.21%	to	12.45%
PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO (Effective date 05/01/2009)
2016	2		$10.56 to	$10.56	$19	0.00%	0.85 % to	0.85%	23.77%	to	23.77%
2015	4		$8.53 to	$8.53	$37	0.00%	0.85 % to	0.85%	(29.45) %	to	(29.45) %
2014	5		$12.09 to	$12.09	$54	0.00%	0.85 % to	0.85%	(20.51) %	to	(20.51) %
2013	5		$15.21 to	$15.36	$75	0.00%	0.65 % to	0.85%	8.88%	to	9.01%
2012	7		$13.97 to	$14.09	$94	0.00%	0.65 % to	0.85%	(3.72) %	to	(3.56) %
PUTNAM VT AMERICAN GOVERNMENT INCOME FUND (Effective date 04/30/2010)
2016	33		$10.93 to	$9.94	$366	2.13%	0.49 % to	0.85%	(0.65) %	to	(0.28) %
2015	46		$11.00 to	$11.13	$505	1.08%	0.65 % to	0.85%	(1.49) %	to	(1.29) %
2014	20		$11.17 to	$11.28	$222	0.08%	0.65 % to	0.85%	3.43%	to	3.87%
2013	0	*	$10.86 to	$10.86	$3	1.31%	0.65 % to	0.65%	(1.09) %	to	(1.09) %
2012	0	*	$11.00 to	$11.00	$3	1.65%	0.65 % to	0.65%	1.20%	to	1.20%
PUTNAM VT EQUITY INCOME FUND (Effective date 04/30/2010)
2016	47		$20.15 to	$11.60	$800	1.90%	0.49 % to	0.85%	12.69%	to	13.09%
2015	50		$17.88 to	$10.26	$761	1.49%	0.49 % to	0.85%	(3.87) %	to	(3.52) %
2014	51		$18.60 to	$18.77	$909	0.78%	0.65 % to	0.85%	11.71%	to	11.93%
2013	12		$16.65 to	$16.77	$199	1.34%	0.65 % to	0.85%	31.31%	to	31.53%
2012	6		$12.75 to	$12.75	$79	2.13%	0.65 % to	0.65%	18.60%	to	18.60%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31				For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value		Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest		Total Return
		(a)	(b)					(a)		(b)
PUTNAM VT GLOBAL HEALTH CARE FUND (Effective date 05/02/2011)
2016	32	$17.36 to	$11.19	$519	0.00%	0.49 % to	0.85%	(12.10) %	to	(11.79) %
2015	40	$19.75 to	$12.68	$731	0.00%	0.49 % to	0.85%	6.87%	to	7.27%
2014	34	$18.48 to	$18.61	$602	0.19%	0.65 % to	0.85%	26.58%	to	26.77%
2013	14	$14.60 to	$14.68	$210	0.64%	0.65 % to	0.85%	40.52%	to	40.75%
2012	6	$10.43 to	$10.43	$66	1.19%	0.65 % to	0.65%	21.56%	to	21.56%
PUTNAM VT INTERNATIONAL VALUE FUND (Effective date 05/01/2015)
2016	4	$8.99 to	$8.99	$38	0.00%	0.49 % to	0.49%	0.80%	to	0.80%
PUTNAM VT INVESTORS FUND (Effective date 05/01/2014)
2016	11	$12.05 to	$11.80	$126	1.50%	0.49 % to	0.65%	11.62%	to	11.80%
2015	11	$10.79 to	$10.55	$113	0.81%	0.49 % to	0.65%	(2.59) %	to	(2.44) %
2014	5	$11.08 to	$10.81	$52	0.00%	0.65 % to	0.65%	10.80%	to	8.10%
ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO (Effective date 05/01/2009)
2016	5	$23.58 to	$23.95	$128	1.70%	0.65 % to	0.85%	19.52%	to	19.75%
2015	5	$19.73 to	$20.00	$108	0.35%	0.65 % to	0.85%	(12.72) %	to	(12.54) %
2014	9	$22.61 to	$22.86	$193	0.00%	0.65 % to	0.85%	2.08%	to	2.24%
2013	15	$22.15 to	$22.36	$327	0.80%	0.65 % to	0.85%	33.27%	to	33.57%
2012	23	$16.62 to	$16.74	$390	0.03%	0.65 % to	0.85%	11.32%	to	11.53%
SCHWAB GOVERNMENT MONEY MARKET PORTFOLIO
2016	474	$12.53 to	$9.88	$5,643	0.01%	0.49 % to	0.85%	(0.83) %	to	(0.47) %
2015	462	$12.64 to	$9.92	$5,412	0.01%	0.49 % to	0.85%	(0.83) %	to	(0.48) %
2014	643	$12.75 to	$9.97	$7,488	0.01%	0.49 % to	0.85%	(0.78) %	to	(0.30) %
2013	450	$12.85 to	$9.77	$5,259	0.01%	0.65 % to	0.85%	(0.85) %	to	(0.61) %
2012	642	$12.96 to	$9.83	$7,702	0.01%	0.65 % to	0.85%	(0.84) %	to	(0.61) %
SCHWAB MARKETTRACK GROWTH PORTFOLIO
2016	32	$26.96 to	$14.85	$731	1.62%	0.65 % to	0.85%	8.07%	to	8.29%
2015	36	$24.95 to	$13.71	$684	1.56%	0.65 % to	0.85%	(1.77) %	to	(1.57) %
2014	36	$25.40 to	$13.93	$710	1.32%	0.65 % to	0.85%	4.57%	to	4.82%
2013	36	$24.29 to	$13.29	$721	1.71%	0.65 % to	0.85%	22.55%	to	22.71%
2012	39	$19.82 to	$10.83	$645	2.45%	0.65 % to	0.85%	12.49%	to	12.70%
SCHWAB S&P 500 INDEX PORTFOLIO
2016	615	$31.10 to	$12.09	$14,205	1.77%	0.49 % to	0.85%	10.74%	to	11.14%
2015	595	$28.08 to	$10.88	$12,722	1.61%	0.49 % to	0.85%	0.31%	to	0.67%
2014	507	$27.99 to	$10.79	$11,667	1.48%	0.65 % to	0.85%	12.45%	to	7.90%
2013	488	$24.89 to	$14.28	$10,459	1.64%	0.65 % to	0.85%	30.93%	to	31.25%
2012	462	$19.01 to	$10.88	$7,801	1.66%	0.65 % to	0.85%	14.73%	to	14.89%
SENTINEL VARIABLE PRODUCTS BOND FUND (Effective date 05/01/2009)
2016	70	$12.59 to	$9.78	$810	1.78%	0.49 % to	0.85%	(0.04) %	to	0.32%
2015	86	$12.59 to	$9.75	$1,005	3.06%	0.49 % to	0.85%	(2.12) %	to	(1.76) %
2014	74	$12.86 to	$13.01	$894	8.16%	0.65 % to	0.85%	3.13%	to	3.34%
2013	7	$12.47 to	$12.59	$88	1.81%	0.65 % to	0.85%	(1.19) %	to	(0.94) %
2012	16	$12.62 to	$12.71	$213	2.87%	0.65 % to	0.85%	5.61%	to	5.83%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31				For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value		Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest		Total Return
		(a)	(b)					(a)		(b)
SENTINEL VARIABLE PRODUCTS COMMON STOCK FUND (Effective date 05/01/2009)
2016	6	$26.22 to	$26.63	$155	1.77%	0.65 % to	0.85%	10.32%	to	10.54%
2015	6	$23.77 to	$24.09	$141	2.77%	0.65 % to	0.85%	(0.66) %	to	(0.46) %
2014	6	$23.93 to	$24.20	$144	1.00%	0.65 % to	0.85%	9.42%	to	9.60%
2013	16	$21.87 to	$22.08	$351	2.11%	0.65 % to	0.85%	30.65%	to	30.88%
2012	13	$16.74 to	$16.87	$208	1.75%	0.65 % to	0.85%	14.11%	to	14.37%
SENTINEL VARIABLE PRODUCTS SMALL COMPANY FUND (Effective date 05/01/2009)
2016	2	$28.79 to	$12.40	$65	0.09%	0.49 % to	0.85%	19.21%	to	19.63%
2015	1	$24.15 to	$24.47	$27	0.00%	0.65 % to	0.85%	(2.17) %	to	(1.98) %
2014	1	$24.68 to	$24.97	$36	0.24%	0.65 % to	0.85%	5.74%	to	5.98%
2013	4	$23.34 to	$23.56	$94	0.13%	0.65 % to	0.85%	33.60%	to	33.86%
2012	4	$17.60 to	$17.60	$66	0.45%	0.65 % to	0.65%	10.69%	to	10.69%
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO (Effective date 05/29/2014)
2016	3	$12.26 to	$12.26	$40	0.00%	0.49 % to	0.49%	(10.92) %	to	(10.92) %
2015	3	$13.76 to	$13.76	$45	0.00%	0.49 % to	0.49%	12.22%	to	12.22%
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II (Effective date 05/01/2014)
2016	6	$12.46 to	$12.12	$75	0.00%	0.65 % to	0.85%	(11.47) %	to	(11.29) %
2015	6	$14.07 to	$13.67	$88	0.00%	0.65 % to	0.85%	11.51%	to	11.75%
2014	6	$12.62 to	$12.23	$80	0.00%	0.65 % to	0.85%	26.20%	to	22.30%
TEMPLETON FOREIGN VIP FUND (Effective date 04/30/2010)
2016	72	$11.88 to	$8.55	$771	1.91%	0.49 % to	0.85%	6.27%	to	6.66%
2015	58	$11.18 to	$8.02	$607	3.20%	0.49 % to	0.85%	(7.28) %	to	(6.95) %
2014	39	$12.06 to	$12.17	$474	1.97%	0.65 % to	0.85%	(11.84) %	to	(11.68) %
2013	20	$13.68 to	$13.78	$278	2.36%	0.65 % to	0.85%	21.93%	to	22.16%
2012	8	$11.22 to	$11.28	$90	3.10%	0.65 % to	0.85%	17.24%	to	17.50%
TEMPLETON GLOBAL BOND VIP FUND (Effective date 05/01/2014)
2016	32	$9.71 to	$9.63	$309	0.00%	0.49 % to	0.85%	2.06%	to	2.44%
2015	34	$9.52 to	$9.40	$323	7.81%	0.49 % to	0.85%	(5.12) %	to	(4.77) %
2014	27	$10.03 to	$9.86	$267	1.92%	0.65 % to	0.85%	0.30%	to	(1.40) %
THIRD AVENUE VALUE PORTFOLIO
2016	5	$10.72 to	$11.53	$59	0.91%	0.65 % to	0.85%	11.28%	to	11.50%
2015	8	$9.63 to	$10.34	$93	3.33%	0.65 % to	0.85%	(9.66) %	to	(9.48) %
2014	9	$10.66 to	$11.43	$102	3.02%	0.65 % to	0.85%	3.50%	to	3.72%
2013	13	$10.30 to	$11.02	$149	3.48%	0.65 % to	0.85%	17.98%	to	18.24%
2012	23	$8.73 to	$9.32	$208	0.68%	0.65 % to	0.85%	26.16%	to	26.46%
TOUCHSTONE VST FOCUSED FUND (Effective date 05/01/2009)
2016	7	$28.13 to	$28.57	$196	0.00%	0.65 % to	0.85%	12.16%	to	12.38%
2015	7	$25.09 to	$25.42	$174	0.00%	0.65 % to	0.85%	1.11%	to	1.31%
2014	7	$24.81 to	$25.09	$169	0.00%	0.65 % to	0.85%	12.16%	to	12.36%
2013	4	$22.12 to	$22.33	$87	0.00%	0.65 % to	0.85%	33.66%	to	33.95%
2012	3	$16.67 to	$16.67	$50	0.00%	0.65 % to	0.65%	19.16%	to	19.16%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31				For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value		Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest		Total Return
		(a)	(b)					(a)		(b)
UNIVERSAL INSTITUTIONAL FUNDS U.S. REAL ESTATE PORTFOLIO
2016	22	$49.82 to	$49.82	$1,087	1.29%	0.85 % to	0.85%	5.91%	to	5.91%
2015	24	$47.04 to	$47.04	$1,157	1.32%	0.85 % to	0.85%	1.31%	to	1.31%
2014	23	$46.43 to	$46.43	$1,086	1.35%	0.85 % to	0.85%	28.61%	to	28.61%
2013	27	$36.10 to	$36.10	$991	1.06%	0.85 % to	0.85%	1.21%	to	1.21%
2012	31	$35.67 to	$35.67	$1,126	0.88%	0.85 % to	0.85%	14.84%	to	14.84%
VAN ECK VIP GLOBAL HARD ASSETS FUND (Effective date 05/01/2009)
2016	44	$11.90 to	$7.10	$447	0.36%	0.49 % to	0.85%	42.20%	to	42.70%
2015	39	$8.37 to	$4.97	$284	0.03%	0.49 % to	0.85%	(34.19) %	to	(33.94) %
2014	27	$12.72 to	$12.86	$343	0.00%	0.65 % to	0.85%	(20.00) %	to	(19.88) %
2013	24	$15.90 to	$16.05	$378	0.50%	0.65 % to	0.85%	9.35%	to	9.56%
2012	21	$14.54 to	$14.65	$305	0.66%	0.65 % to	0.85%	2.25%	to	2.45%
VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND (Effective date 05/01/2009)
2016	29	$10.68 to	$8.56	$301	0.00%	0.49 % to	0.85%	5.52%	to	5.90%
2015	39	$10.12 to	$8.08	$385	6.39%	0.49 % to	0.85%	(13.82) %	to	(13.51) %
2014	38	$11.74 to	$11.87	$452	6.06%	0.65 % to	0.85%	1.29%	to	1.45%
2013	57	$11.59 to	$11.70	$657	2.51%	0.65 % to	0.85%	(9.95) %	to	(9.72) %
2012	67	$12.87 to	$12.96	$867	2.10%	0.65 % to	0.85%	4.72%	to	4.85%
VANGUARD VIF CAPITAL GROWTH PORTFOLIO (Effective date 05/29/2014)
2016	4	$12.34 to	$12.41	$48	1.26%	0.49 % to	0.69%	10.08%	to	10.30%
2015	4	$11.21 to	$11.25	$44	0.00%	0.49 % to	0.69%	1.92%	to	2.12%
VANGUARD VIF MID-CAP INDEX PORTFOLIO (Effective date 05/29/2014)
2016	5	$11.68 to	$11.74	$57	1.35%	0.49 % to	0.69%	10.35%	to	10.58%
2015	3	$10.58 to	$10.62	$36	0.89%	0.49 % to	0.69%	-2.11%	to	(1.92) %
2014	3	$10.81 to	$10.81	$28	0.00%	0.69 % to	0.69%	8.10%	to	8.10%
VANGUARD VIF REIT INDEX PORTFOLIO (Effective date 05/29/2014)
2016	4	$12.24 to	$12.30	$52	2.45%	0.49 % to	0.69%	7.62%	to	7.83%
2015	1	$11.37 to	$11.41	$7	0.00%	0.49 % to	0.69%	1.52%	to	1.72%
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO (Effective date 05/29/2014)
2016	7	$11.91 to	$11.97	$89	0.32%	0.49 % to	0.69%	14.15%	to	14.38%
2015	4	$10.44 to	$10.47	$39	0.31%	0.49 % to	0.69%	(3.42) %	to	(3.23) %
2014	3	$10.80 to	$10.80	$28	0.00%	0.69 % to	0.69%	8.10%	to	8.10%
WELLS FARGO ADVANTAGE VT DISCOVERY FUND (Effective date 05/01/2008)
2016	1	$19.37 to	$19.71	$26	0.00%	0.65 % to	0.85%	6.74%	to	6.95%
2015	2	$18.15 to	$18.43	$37	0.00%	0.65 % to	0.85%	(2.30) %	to	(2.10) %
2014	3	$18.58 to	$18.83	$48	0.00%	0.65 % to	0.85%	(0.48) %	to	(0.26) %
2013	3	$18.67 to	$18.88	$50	0.00%	0.65 % to	0.85%	42.63%	to	42.92%
2012	3	$13.09 to	$13.21	$44	0.00%	0.65 % to	0.85%	16.67%	to	16.90%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31				For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value		Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest		Total Return
		(a)	(b)					(a)		(b)
WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND (Effective date 05/01/2014)
2016	3	$10.84 to	$10.84	$29	0.00%	0.85 % to	0.85%	(0.33) %	to	(0.33) %
2015	3	$10.88 to	$10.88	$28	0.00%	0.85 % to	0.85%	0.49%	to	0.49%
2014	1	$10.82 to	$10.84	$16	0.00%	0.65 % to	0.85%	8.20%	to	8.40%
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND
2016	4	$19.13 to	$17.73	$98	2.11%	0.65 % to	0.85%	11.28%	to	11.51%
2015	5	$17.19 to	$15.90	$101	0.12%	0.65 % to	0.85%	(3.91) %	to	(3.71) %
2014	5	$17.89 to	$16.52	$109	0.06%	0.65 % to	0.85%	9.49%	to	9.77%
2013	6	$16.34 to	$15.05	$112	0.19%	0.65 % to	0.85%	29.58%	to	29.74%
2012	10	$12.61 to	$11.60	$136	0.08%	0.65 % to	0.85%	14.53%	to	14.85%

* The Investment Division has units that round to less than 1,000 units.
(a) The amounts in these columns are associated with the highest Expense Ratio.
(b) The amounts in these columns are associated with the lowest Expense Ratio.	(Concluded)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of

Variable Annuity-1 Series Account

and the Board of Directors of

Great-West Life & Annuity Insurance Company of New York

We have audited the accompanying statements of assets and liabilities of each of the investment divisions of the Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company of New York (the “Series Account”) as listed in Appendix A as of December 31, 2016, and the related statements of operations, the statements of changes in net assets, and the financial highlights in Note 4 for each of the periods presented. These financial statements and financial highlights are the responsibility of the Series Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Series Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the mutual fund companies; where replies were not received from mutual fund companies, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the investment divisions of the Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company of New York as listed in Appendix A as of December 31, 2016, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado

April 7, 2017

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

APPENDIX A

AB VPS GROWTH AND INCOME PORTFOLIO

AB VPS GROWTH PORTFOLIO

AB VPS INTERNATIONAL GROWTH PORTFOLIO

AB VPS INTERNATIONAL VALUE PORTFOLIO

AB VPS REAL ESTATE INVESTMENT PORTFOLIO

AB VPS SMALL/MID CAP VALUE PORTFOLIO

ALGER CAPITAL APPRECIATION PORTFOLIO

ALGER LARGE CAP GROWTH PORTFOLIO

ALGER MID CAP GROWTH PORTFOLIO

AMERICAN CENTURY INVESTMENTS VP BALANCED FUND

AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH FUND

AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND

AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND

AMERICAN CENTURY INVESTMENTS VP VALUE FUND

AMERICAN FUNDS IS NEW WORLD FUND

BLACKROCK GLOBAL ALLOCATION VI FUND

COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND

COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND II

COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND

COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND

DELAWARE VIP EMERGING MARKETS SERIES

DELAWARE VIP SMALL CAP VALUE SERIES

DELAWARE VIP SMID CAP GROWTH SERIES

DEUTSCHE CAPITAL GROWTH VIP

DEUTSCHE CORE EQUITY VIP

DEUTSCHE LARGE CAP VALUE VIP

DEUTSCHE SMALL CAP INDEX VIP

DEUTSCHE SMALL MID CAP GROWTH VIP

DEUTSCHE SMALL MID CAP VALUE VIP

DIMENTIONAL VA US TARGETED VALUE PORTFOLIO

DREYFUS IP MIDCAP STOCK PORTFOLIO

DREYFUS VIF APPRECIATION PORTFOLIO

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

APPENDIX A (Continued)

DREYFUS VIF GROWTH AND INCOME PORTFOLIO

FEDERATED FUND FOR US GOVERNMENT SECURITIES II

FEDERATED MANAGED TAIL RISK FUND II

FEDERATED MANAGED VOLATILITY FUND II

FRANKLIN SMALL CAP VALUE VIP FUND

GREAT-WEST ARIEL MID CAP VALUE FUND

GREAT-WEST LOOMIS SAYLES BOND FUND

GREAT-WEST SECUREFOUNDATION® BALANCED FUND

INVESCO V.I. COMSTOCK FUND

INVESCO V.I. CORE EQUITY FUND

INVESCO V.I. GROWTH & INCOME FUND

INVESCO V.I. HIGH YIELD FUND

INVESCO V.I. INTERNATIONAL GROWTH FUND

INVESCO V.I. MID CAP CORE EQUITY FUND

INVESCO V.I. SMALL CAP EQUITY FUND

INVESCO V.I. TECHNOLOGY FUND

IVY FUNDS VIP INTERNATIONAL CORE EQUITY

JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES

JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES

JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES

JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES

JANUS ASPEN GLOBAL RESEARCH PORTFOLIO

JANUS ASPEN GLOBAL TECHNOLOGY PORTFOLIO

JANUS ASPEN JANUS PORTFOLIO

JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES

JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES

JPMORGAN INSURANCE TRUST INTREPID MID CAP PORTFOLIO

JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO

LVIP BARON GROWTH OPPORTUNITIES FUND

MFS VIT II INTERNATIONAL VALUE PORTFOLIO

MFS VIT UTILITIES SERIES

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

APPENDIX A (Continued)

NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO

NVIT MID CAP INDEX FUND

OPPENHEIMER GLOBAL FUND

OPPENHIEMER INTERNATIONAL GROWTH FUND

OPPENHEIMER MAIN STREET SMALL CAP FUND

PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO

PIMCO VIT HIGH YIELD PORTFOLIO

PIMCO VIT LOW DURATION PORTFOLIO

PIMCO VIT REAL RETURN PORTFOLIO

PIMCO VIT TOTAL RETURN PORTFOLIO

PIONEER EMERGING MARKETS VCT PORTFOLIO

PIONEER FUND VCT PORTFOLIO

PIONEER MID CAP VALUE VCT PORTFOLIO

PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO

PRUDENTIAL SERIES FUND EQUITY PORTFOLIO

PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO

PUTNAM VT AMERICAN GOVERNMENT INCOME FUND

PUTNAM VT EQUITY INCOME FUND

PUTNAM VT GLOBAL HEALTH CARE FUND

PUTNAM VT INTERNATIONAL VALUE FUND

PUTNAM VT INVESTORS FUND

ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO

SCHWAB GOVERNMENT MONEY MARKET PORTFOLIO

SCHWAB MARKETTRACK GROWTH PORTFOLIO

SCHWAB S&P 500 INDEX PORTFOLIO

SENTINEL VARIABLE PRODUCTS BOND FUND

SENTINEL VARIABLE PRODUCTS COMMON STOCK FUND

SENTINEL VARIABLE PRODUCTS SMALL COMPANY FUND

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II

TEMPLETON FOREIGN VIP FUND

TEMPLETON GLOBAL BOND VIP FUND

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

APPENDIX A (Concluded)

THIRD AVENUE VALUE PORTFOLIO

TOUCHSTONE VST FOCUSED FUND

UNIVERSAL INSTITUTIONAL FUNDS U.S. REAL ESTATE PORTFOLIO

VAN ECK VIP GLOBAL HARD ASSETS FUND

VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND

VANGUARD VIF CAPITAL GROWTH PORTFOLIO

VANGUARD VIF MID-CAP INDEX PORTFOLIO

VANGUARD VIF REIT INDEX PORTFOLIO

VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO

WELLS FARGO ADVANTAGE VT DISCOVERY FUND

WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND

WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND

WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements

The balance sheets of Great-West Life & Annuity Insurance Company of New York (“GWL&A NY”) and subsidiaries as of December 31, 2016 and 2015, and the related statements of income, stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2016, and the statements of assets and liabilities of each of the investment divisions which comprise Variable Annuity-1 Series Account of GWL&A NY (the “Series Account”) as of December 31, 2016, and the related statements of operations, and changes in net assets and the financial highlights for each of the periods presented, are filed herewith.

(b)	Exhibits

(1)	Certified copy of resolution of Board of Directors of GWL&A NY establishing Registrant is incorporated by reference to initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289).

(2)	Not applicable.

(3)	(a) Underwriting Agreement between Depositor and GWFS Equities, Inc. (formerly, BenefitsCorp Equities, Inc.) is incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 filed on April 25, 2003 (File No. 333-25289).

(b) Selling Agreement between Depositor and GWFS Equities, Inc. and Charles Schwab & Company, Inc. is incorporated by reference to Registrant’s Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 filed on April 20, 2015 (File No. 333-194100).

(4)	(a) Form of variable annuity contract is incorporated by reference to Registrant’s initial Registration Statement on Form N-4 filed on February 24, 2014 (File No. 333-194100).

(b) Form of Guaranteed Lifetime Withdrawal Benefit Rider is incorporated by reference to Registrant’s initial Registration Statement on Form N-4 filed on February 24, 2014 (File No. 333-194100).

(c) Form of Individual Retirement Annuity Endorsement is incorporated by reference to Registrant’s initial Registration Statement on Form N-4 filed on February 24, 2014 (File No. 333-194100).

(d) Form of Roth Individual Retirement Annuity Endorsement is incorporated by reference to Registrant’s initial Registration Statement on Form N-4 filed on February 24, 2014 (File No. 333-194100).

(e) Form of Contract Amendment SCH-AMENDNY is incorporated by reference to Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 13, 2015 (File No. 333-194100).

(f) Form of Guaranteed Lifetime Withdrawal Benefit Rider V2 is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 filed on February 10, 2017 (File No. 333-194100).

(5)	Form of application is incorporated by reference to Registrant’s initial Registration Statement on Form N-4 filed on February 24, 2014 (File No. 333-194100).

(6)	(a) The Charter of Depositor is incorporated by reference to Registrant’s Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 filed on April 20, 2015 (File No. 333-194100).

(b) The By-Laws of Depositor are incorporated by reference to Registrant’s Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 filed on April 20, 2015 (File No. 333-194100).

(7)	Not applicable.

(8)	(a) Participation Agreement with AIM Variable Insurance Fund (formerly INVESCO Variable Investment Funds, Inc.) is incorporated by reference to Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289); amendment to Participation Agreement with AIM Variable Insurance Fund is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(b) Participation Agreement with Alger American Fund is incorporated by reference to Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289); amendment to Participation Agreement with Alger American Fund is incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 filed on April 15, 2002 (File No. 333-25289); amendment to Participation Agreement is incorporated by reference to Variable Annuity-2 Series Account’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on December 21, 2011 (File No. 333-177070).

(c) Participation Agreement with AllianceBernstein Variable Products Series Fund, Inc. is incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 filed on March 31, 2004 (File No. 333-25289); amendment to Participation Agreement with AllianceBernstein Variable Products Series Fund, Inc. is incorporated by reference to the Post-Effective Amendment No. 15 to the Registration Statement, filed on April 29, 2005 (File No. 333-25289); amendment to Participation Agreement with AllianceBernstein Variable Products Series Fund, Inc. is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(d) Participation Agreement with ALPS Variable Investment Trust and amendment to Participation Agreement with ALPS Variable Investment Trust are incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 filed on February 10, 2017 (File No. 333-194100).

(e) Participation Agreement with American Century Variable Portfolios (formerly, TCI Portfolios, Inc.) is incorporated by reference to Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289); amendment to Participation Agreement with American Century Variable Portfolios is incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 filed on April 15, 2002 (File No. 333-25289); amendment to Participation Agreement with American Century Variable Portfolios is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743); amendment to Participation Agreement with American Century Variable Portfolios is incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 filed on April 16, 2010 (File No. 333-147743).

(f) Participation Agreement with Blackrock Variable Series Funds dated April 1, 2014 is incorporated by reference to Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 13, 2015 (File No. 333-194100).

(g) Participation Agreement with Delaware VIP Trust is incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 filed on March 31, 2004 (File No. 333-25289); amendment to Participation Agreement with Delaware VIP Trust is incorporated by reference to the Post-Effective Amendment No. 15 to the Registration Statement, filed on April 29, 2005 (File No. 333-25289); amendment to Participation Agreement with Delaware VIP Trust is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743); amendment to Participation Agreement is incorporated by reference to Variable Annuity-2 Series Account’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on December 21, 2011 (File No. 333-177070).

(h) Participation Agreement with DFA Investment Dimensions Group Inc. dated April 9, 2014 is incorporated by reference to Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 13, 2015 (File No. 333-194100).

(i) Participation Agreement with Dreyfus Variable Investment Fund is incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 filed on April 25, 2003 (File No. 333-25289); amendment to Participation Agreement with Dreyfus Variable Investment Fund is incorporated by reference to Pre-Effective Amendment to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743); amendment to Participation Agreement with Dreyfus Variable Investment Fund is incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 filed on April 16, 2010 (File No. 333-147743).

(j) Participation Agreement with DWS Variable Series II (formerly, Scudder Variable Life Investment Fund) is incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 filed on April 25, 2003 (File No. 333-25289); amendment to Participation Agreement is incorporated by reference to the Post-Effective Amendment No. 15 to the Registration Statement, filed on April 29, 2005 (File No. 333-25289); amendment to Participation Agreement with DWS Variable Series II is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(k) Participation Agreement with Federated Insurance Series is incorporated by reference to Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289).

(l) Participation Agreement with Franklin Templeton Variable Insurance Products Trust is incorporated by reference to amended Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743); amendments to Participation Agreement with Franklin Templeton Variable Insurance Products Trust are incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(m) Participation Agreement with Great-West Funds, Inc. is incorporated by reference to Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 13, 2015 (File No. 333-194100).

(n) Participation Agreement with Janus Aspen Series (Institutional Class Shares) is incorporated by reference to Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289); amendment to Participation Agreement with Janus Aspen Series is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743); amendment to Participation Agreement with Janus Aspen Series is incorporated by reference to Post-Effective Amendment No. 1 on Form N-4 filed on April 21, 2009 (File No. 333-147743); amendment to Participation Agreement is incorporated by reference to Variable Annuity-2 Series Account’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on December 21, 2011 (File No. 333-177070).

(o) Participation Agreement with Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Partners Fund Advisor, LLC and Legg Mason Investor Services, LLC is incorporated by reference to Registrant’s Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 filed on April 20, 2015 (File No. 333-194100).

(p) Participation Agreement with Baron Capital Fund Trust (now known as Lincoln Variable Insurance Products Trust) (with respect to Capital Asset Fund) is incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 filed on April 25, 2003 (File No. 333-25289). Participation Agreement with Lincoln Variable Insurance Products Trust is incorporated by reference to Post-Effective Amendment No. 1 on Form N-4 filed on April 21, 2009 (File No. 333-147743).

(q) Participation Agreement with Nationwide Variable Insurance Trust (formerly Gartmore Variable Insurance Trust) is incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 filed on March 31, 2004 (File No. 333-25289); amendment to Participation Agreement with Nationwide Variable Insurance Trust is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(r) Participation Agreement with Neuberger Berman Advisers Management Trust is incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on N-4 filed on April 27, 2006 (File No. 333-130820); amendment to Participation Agreement with Neuberger Berman Adviser Management Trust is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(s) Participation Agreement with Oppenheimer Variable Account Funds is incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 filed on March 31, 2004 (File No. 333-25289); amendment to Participation Agreement with Oppenheimer Variable Account Funds is incorporated by reference to the Post-Effective Amendment No. 15 to the Registration Statement, filed on April 29, 2005 (File No. 333-25289).

(t) Participation Agreement with PIMCO Variable Insurance Trust is incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 filed on March 31, 2004 (File No. 333-25289); amendment to Participation Agreement with PIMCO Variable Insurance Trust is incorporated by reference to the Post-Effective Amendment No. 15 to the Registration Statement, filed on April 29, 2005 (File No. 333-25289); amendment to Participation Agreement with PIMCO Variable Insurance Trust is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743); amendment to Participation Agreement is incorporated by reference to Variable Annuity-2 Series Account’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on December 21, 2011 (File No. 333-177070).

(u) Participation Agreement with Pioneer Variable Contracts Trust (formerly, SAFECO Resource Trust) is incorporated by reference to Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289) amendment to Participation Agreement with Pioneer Variable Contracts Trust is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(v) Participation Agreement with Schwab Annuity Portfolios is incorporated by reference to Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289); amendment to Participation Agreement with Schwab Annuity Portfolios is incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 filed on April 15, 2002 (File No. 333-25289); amendment to Participation Agreement with Schwab Annuity Portfolios is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743); 2016 amendment to Participation Agreement with Schwab Annuity Portfolios is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 filed on February 10, 2017 (File No. 333-194100).

(w) Participation Agreement with Seligman Portfolios, Inc. is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(x) Participation Agreement with Third Avenue Value Portfolio is incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on N-4 filed on April 27, 2006 (File No. 333-130820); amendment to Participation Agreement with Third Avenue Value Portfolio is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(y) Participation Agreement with Van Kampen Life Investments Trust is incorporated by reference to initial Registration Statement on Form N-4 filed on January 3, 2006 (File No. 333-130820); amendment to Participation Agreement with Van Kampen Life Investments Trust is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(z) Participation Agreement with Vanguard Variable Insurance Fund dated April 15, 2014 is incorporated by reference to Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 13, 2015 (File No. 333-194100).

(aa) Participation Agreement with Wells Fargo Variable Trust is incorporated by reference to initial Registration Statement on Form N-4 filed on November 30, 2007 (File No. 333-147743).

(bb) Participation Agreement with MFS Variable Insurance Trust is incorporated by reference to Post-Effective Amendment No. 39 to the Registration Statement filed by FutureFunds Series Account on Form N-4 on May 27, 2008 (File No. 811-03972). Amended and Restated Participation Agreement with MFS Variable Insurance Trust and MFS Variable Insurance Trust II is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 on April 16, 2010 (File No. 811-07549). Amendment to Participation Agreement with MFS Variable Insurance Trust and MFS Variable Insurance Trust II is filed herewith.

(cc) Participation Agreement with Prudential Series Fund is incorporated by reference to Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289); amendment to Participation Agreement with Prudential Series Fund is incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 filed on April 16, 2010 (File No. 333-147743).

(dd) Participation Agreement with Van Eck Worldwide Insurance Trust is incorporated by reference to Post-Effective Amendment No. 1 on Form N-4 filed on April 21, 2009 (File No. 333-147743); amendment to Participation Agreement with Van Eck Worldwide Insurance Trust is incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 filed on April 16, 2010 (File No. 333-147743).

(ee) Participation Agreement with Columbia Funds Variable Insurance Trust is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 on April 16, 2010 (File No. 811-07549); Participation Agreement with Columbia Funds Variable Insurance Trust I is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 on April 16, 2010 (File No. 811-07549).

(ff) Participation Agreement with JPMorgan Insurance Trust is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 on April 16, 2010 (File No. 811-07549).

(gg) Participation Agreement with Lazard Retirement Series is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 on April 16, 2010 (File No. 811-07549). Amendment to Participation Agreement with PIMCO is incorporated by reference to Variable Annuity-2 Series Account’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed December 19, 2011 (File No. 333-176926).

(hh) Participation Agreement with Sentinel Variable Products Trust is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 on April 16, 2010 (File No. 811-07549).

(ii) Participation Agreement with Touchstone Variable Series Trust is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 on April 16, 2010 (File No. 811-07549).

(jj) Participation Agreement with Putnam Variable Trust and amendment thereto is incorporated by reference to Variable Annuity-2 Series Account’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed December 30, 2011 (File No. 333-176926).

(kk) Form of SEC Rule 22c-2 Shareholder Information Amendment is incorporated by reference to initial Registration Statement on Form N-4 filed on November 30, 2007 (File No. 333-147743).

(9)	Opinion of counsel and consent is incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement, filed on May 22, 2014 (File No. 333-194100).

(10)	(a) Written Consent of Carlton Fields Jorden Burt, P.A. is filed herewith.

(b) Written Consents of Deloitte & Touche LLP are filed herewith.

(11)	Not Applicable.

(12)	Not Applicable.

(13)	Powers of Attorney for Directors Bernbach, A. Desmarais, P. Desmarais, Jr., Katz, Orr, Ryan, Jr., Selitto, and Walsh are incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 filed on February 10, 2017 (File No. 333-194100).

Item 25. Directors and Officers of the Depositor

Name	Principal Business Address	Positions and Offices with Depositor

R.J. Orr	(4)	Chairman of the Board

M.D. Alazraki	Manatt, Phelps & Phillips, LLP 7 Times Square, 23rd Floor New York, NY 10036	Director

J.L. Bernbach	32 East 57th Street, 10th Floor New York, New York 10022	Director

A.R. Desmarais	(4)	Director

P.G. Desmarais, Jr.	(4)	Director

S.Z. Katz	Fried Frank Harris Shriver & Jacobson 400 E. 57th Street, 19-E New York, NY 10022	Director

T.T. Ryan, Jr.	JP Morgan Chase 270 Park Avenue, Floor 47 New York, NY 10017	Director

J.J. Selitto	437 West Chestnut Hill Avenue Philadelphia, PA 19118	Director

B.E. Walsh	Saguenay Capital, LLC The Centre at Purchase Two Manhattanville Road, Suite 403 Purchase, NY 10577	Director

A.S. Bolotin	(2)	President and Chief Executive Officer

E.F. Murphy, III	(2)	President, Empower Retirement

D.L. Musto	(2)	President, Great-West Investments

R.K. Shaw	(2)	President, Individual Markets

E.P. Friesen	(2)	Chief Investment Officer, General Account

K.I. Schindler	(3)	Chief Compliance Officer

R.G. Schultz	(3)	General Counsel, Chief Legal Officer, and Secretary

W.S. Harmon	(2)	Head of Core Markets

R.J. Laeyendecker	(2)	Senior Vice President, Executive Benefits Markets

D.G. McLeod	(2)	Senior Vice President, Product Management

K.S. Roe	(2)	Vice President and Treasurer

(1)	100 Osborne Street North, Winnipeg, Manitoba, Canada R3C 3A5.

(2)	8515 East Orchard Road, Greenwood Village, Colorado 80111.

(3)	8525 East Orchard Road, Greenwood Village, Colorado 80111.

(4)	Power Financial Corporation, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.

Item 26. Persons controlled by or under common control with the Depositor or Registrant as of 12/31/16

The Registrant is a separate account of Great-West Life & Annuity Insurance Company of New York, a stock life insurance company incorporated under the laws of the State of New York (“Depositor”). The Depositor is an indirect subsidiary of Power Corporation of Canada. An organizational chart for Power Corporation of Canada is set forth below.

Organizational Chart – December 31, 2016

I.	OWNERSHIP OF POWER CORPORATION OF CANADA

The following sets out the ownership, based on votes attached to the outstanding voting shares, of Power Corporation of Canada:

The Desmarais Family Residuary Trust
99.999% - Pansolo Holding Inc.
59.22% - Power Corporation of Canada

The total voting rights of Power Corporation of Canada (PCC) controlled directly and indirectly by the Desmarais Family Residuary Trust are as follows. There are issued and outstanding as of December 31, 2016 414,461,536 Subordinate Voting Shares (SVS) of PCC carrying one vote per share and 48,854,772 Participating Preferred Shares (PPS) carrying 10 votes per share; hence the total voting rights are 903,009,256.

Pansolo Holding Inc. owns directly 48,363,392 SVS and 48,638,392 PPS, entitling Pansolo Holding Inc. directly to an aggregate percentage of voting rights of 534,747,312 or 59.22% of the total voting rights attached to the shares of PCC.

II. OWNERSHIP BY POWER CORPORATION OF CANADA

Power Corporation of Canada has a voting interest in the following entities:

A. Great-West Life & Annuity Insurance Company Group of Companies (U.S. insurance)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.591% - Power Financial Corporation
67.880% - Great-West Lifeco Inc.
100.0% - Great-West Financial (Canada) Inc.
100.0% - Great-West Financial (Nova Scotia) Co.
100.0% - Great-West Lifeco U.S. LLC
100.0% - Great-West Services Singapore I Private Limited
100.0% - Great-West Services Singapore II Private Limited
99.0% - Great West Global Business Services India Private Limited (1% owned by Great-West Services Singapore I Private Limited)
1.0% - Great West Global Business Services India Private Limited (99% owned by Great-West Services Singapore II Private Limited)
100.0% - GWL&A Financial Inc.
60.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. (40% owned by Great-West Life & Annuity Insurance Capital, LP)
40.0% - Great-West Life & Annuity Insurance Capital, LLC (60% owned by GWL&A Financial Inc.)
60.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II (40% owned by Great-West Life & Annuity Insurance Capital, LP II)
40.0% - Great-West Life & Annuity Insurance Capital, LLC II (60% owned by GWL&A Financial Inc.)
60.0% - Great-West Life & Annuity Insurance Capital, LLC (40% owned by Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.)
60.0% - Great-West Life & Annuity Insurance Capital, LLC II (40% owned by Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II)
100.0% - Great-West Life & Annuity Insurance Company (Fed ID # 84-0467907 - NAIC # 68322, CO)

2

100.0% - Great-West Life & Annuity Insurance Company of New York (Fed ID # 13-2690792 - NAIC # 79359, NY)
100.0% - Advised Assets Group, LLC
100.0% - GWFS Equities, Inc.
100.0% - Great-West Life & Annuity Insurance Company of South Carolina
100.0% - Emjay Corporation
100.0% - FASCore, LLC
50.0% - Westkin Properties Ltd.
100.0% - Great-West Capital Management, LLC
100.0% - Great-West Trust Company, LLC
100.0% - Lottery Receivable Company One LLC
100.0% - LR Company II, L.L.C.
100.0% - Singer Collateral Trust IV
100.0% - Singer Collateral Trust V
100.0% - Great-West Financial Retirement Plan Services, LLC
100.0% - Empower Securities, LLC

B. Putnam Investments Group of Companies (Mutual Funds)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.591% - Power Financial Corporation
67.880% - Great-West Lifeco Inc.
100.0% - Great-West Financial (Canada) Inc.
100.0% - Great-West Financial (Nova Scotia) Co.
100% - Great-West Lifeco U.S. LLC
99.0% - Great-West Lifeco U.S. Holdings, L.P. (1% owned by Great-West Lifeco U.S. Holdings, LLC)
100.0% - Great-West Lifeco U.S. Holdings, LLC
1% - Great-West Lifeco U.S. Holdings, L.P. (99% owned by Great-West Lifeco U.S. LLC)
95.84% - Putnam Investments, LLC (4.16% owned by Putnam senior management)
100.0% - Putnam Acquisition Financing, Inc.
100.0% - Putnam Acquisition Financing LLC
100.0% - Putnam Holdings, LLC
100.0% - Putnam U.S. Holdings I, LLC
100.0% - Putnam Investment Management, LLC
100.0% - Putnam Fiduciary Trust Company
100.0% - Putnam Investor Services, Inc.
100.0% - Putnam Retail Management GP, Inc.
1.0% - Putnam Retail Management Limited Partnership (99% owned by Putnam U.S. Holdings I, LLC)
99.0% - Putnam Retail Management Limited Partnership (1% owned by Putnam Retail Management GP, Inc.)
100.0% - PanAgora Holdings, Inc.
82.02% - PanAgora Asset Management, Inc. (16.08% owned by Nippon Life Insurance Company, 3% non voting by management)
100.0% - Putnam GP Inc.

3

1.0% - TH Lee Putnam Equity Managers LP (99% owned by Putnam U.S. Holdings I, LLC)
99.0% - TH Lee Putnam Equity Managers LP (1% owned by Putnam GP Inc.)
100.0% - Putnam Investment Holdings, L.L.C.
100.0% - Savings Investments, LLC
100.0% - Putnam Capital, LLC
100.0% - Putnam Mortgage Opportunities Company
100.0% - The Putnam Advisory Company, LLC
100.0% - Putnam Advisory Holdings LLC
100.0% - Putnam Investments Canada ULC
100.0% - Putnam Investments (Ireland) Limited
100.0% - Putnam Investments Australia Pty
100.0% - Putnam Investments Securities Co., Ltd.
100.0% - Putnam International Distributors, Ltd.
100.0% - Putnam Investments Argentina S.A.
100.0% - Putnam Investments Limited

C. The Great-West Life Assurance Company Group of Companies (Canadian insurance)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.591% - Power Financial Corporation
67.880% - Great-West Lifeco Inc.
100.0% - 2142540 Ontario Inc.
1.0% - Great-West Lifeco Finance (Delaware) LP (99.0% owned by Great-West Lifeco Inc.)
40.0% - Great-West Lifeco Finance (Delaware) LLC (60.0% owned by The Great-West Life Assurance Company)
100.0% - 2023308 Ontario Inc.
1.0% - Great-West Life & Annuity Insurance Capital, LP (99.0% owned by Great-West Lifeco Inc.)
40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. (60.0% owned by GWL&A Financial Inc.)
40.0% - Great-West Life & Annuity Insurance Capital, LLC (60.0% owned by GWL&A Financial Inc.)
1.0% - Great-West Life & Annuity Insurance Capital, LP II (99.0% owned by Great-West Lifeco Inc.)
40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II (60.0% owned by GWL&A Financial Inc.)
40.0% - Great-West Life & Annuity Insurance Capital, LLC II (60.0% owned by GWL&A Financial Inc.)
100.0% - 2171866 Ontario Inc
1.0% - Great-West Lifeco Finance (Delaware) LP II (99.0% owned by Great-West Lifeco Inc.)
100.0% - Great-West Lifeco Finance (Delaware) LLC II
100.0% - 2023310 Ontario Inc.
100.0% - 2023311 Ontario Inc.
100.0% - 6109756 Canada Inc.
100.0% - 6922023 Canada Inc.
100.0% - 8563993 Canada Inc.
100.0% - 9855297 Canada Inc.
100.0% - The Great-West Life Assurance Company (NAIC #80705, MI)
29.4% - GWL THL Private Equity I Inc. (11.8% owned by The Canada Life Assurance Company, 58.8% owned by The Canada Life Insurance Company of Canada)

4

100.0% - GWL THL Private Equity II Inc.
100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100.0% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% owned by Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests
100.0% - GWL Realty Advisors Inc.
100.0% - GWL Realty Advisors U.S., Inc.
100.0% - RA Real Estate Inc.
0.1% - RMA Real Estate LP (69.9% owned by The Great-West Life Assurance Company, 30.0% owned by London Life Insurance Company)
100% - RMA Properties Ltd.
100% - RMA Properties (Riverside) Ltd.
100% - S-8025 Holdings Ltd.
100.0% - Vertica Resident Services Inc.
100.0% - 2278372 Ontario Inc.
100.0% - GLC Asset Management Group Ltd.
100.0% - 200 Graham Ltd.
100.0% - 801611 Ontario Limited
100.0% - 1213763 Ontario Inc.
99.99% - Riverside II Limited Partnership (0.01% owned by 2024071 Ontario Limited)
70.0% - Kings Cross Shopping Centre Ltd. (30% owned by London Life Insurance Company)
100.0% - 681348 Alberta Ltd.
50.0% - 3352200 Canada Inc.
100.0% - 1420731 Ontario Limited
60.0% - Great-West Lifeco Finance (Delaware) LLC (40.0% owned by Great-West Lifeco Finance (Delaware) LP)
100.0% - 1455250 Ontario Limited
100.0% - CGWLL Inc.
65.0% - The Walmer Road Limited Partnership (35.0% owned by London Life Insurance Company)
50.0% - Laurier House Apartments Limited (50.0% owned by London Life Insurance Company)
100.0% - 2024071 Ontario Limited
100.0% - 431687 Ontario Limited
0.01% - Riverside II Limited Partnership (99.99% owned by 1213763 Ontario Inc.)
100.0% - High Park Bayview Inc.
0.001% - High Park Bayview Limited Partnership
75.0% - High Park Bayview Limited Partnership (25.0% owned by London Life Insurance Company)
5.6% - MAM Holdings Inc. (94.4% owned by The Canada Life Insurance Company of Canada)
100% - Mountain Asset Management LLC
100.0% - 647679 B.C. Ltd.
70.0% - TGS North American Real Estate Investment Trust (30% owned by London Life Insurance Company)
100.0% - TGS Trust

5

70.0% - RMA Realty Holdings Corporation Ltd. (30.0% owned by London Life Insurance Company)
100.0% 1995709 Alberta Ltd.
100.0% - RMA (U.S.) Realty LLC (Delaware) (special shares held by 1995709 Alberta Ltd.
100.0% - RMA American Realty Corp.
1% - RMA American Realty Limited Partnership [(99% owned by RMA (U.S.) Realty LLC (Delaware)]
99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)
69.9% - RMA Real Estate LP (30.0% owned by London Life Insurance Company; 0.1% owned by RA Real Estate Inc.)
100.0% - RMA Properties Ltd.
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Riverside) Ltd.
70.0% - KS Village (Millstream) Inc. (30.0% owned by London Life Insurance Company)
70.0% - 0726861 B.C. Ltd. (30.0% owned by London Life Insurance Company)
70.0% - Trop Beau Developments Limited (30.0% owned by London Life Insurance Company)
70.0% - Kelowna Central Park Properties Ltd. (30.0% owned by London Life Insurance Company)
70.0% - Kelowna Central Park Phase II Properties Ltd. (30.0% owned by London Life Insurance Company)
40.0% - PVS Preferred Vision Services Inc.
12.5% - Vaudreuil Shopping Centres Limited (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
70.0% - Saskatoon West Shopping Centres Limited (30.0% owned by London Life Insurance Company)
12.5% - 2331777 Ontario Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 2344701 Ontario Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 2356720 Ontario Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 0977221 B.C. Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
100.0% - 7419521 Manitoba Ltd.

 0.001% - 7420928 Manitoba limited Partnership (24.99% owned each by The Great-West Life Assurance Company, London Life Insurance Company, The Canada Life Assurance Company and The Canada Life Insurance Company of Canada)

100.0% - 7419539 Manitoba Ltd.
100.0% - London Insurance Group Inc.
100.0% - Trivest Insurance Network Limited
100.0% - London Life Insurance Company (Fed ID # 52-1548741 – NAIC # 83550, MI)
100.0% - 1542775 Alberta Ltd.
100.0% - 0813212 B.C. Ltd.
30.0% - Kings Cross Shopping Centre Ltd. (70% owned by The Great-West Life Assurance Company)
30.0% - 0726861 B.C. Ltd. (70% owned by The Great-West Life Assurance Company)
30.0% - TGS North American Real Estate Investment Trust (70% owned by The Great-West Life Assurance Company)
100.0% - TGS Trust
30.0% - RMA Realty Holdings Corporation Ltd. (70% owned by The Great-West Life Assurance Company)
100.0% 1995709 Alberta Ltd.
100.0% - RMA (U.S.) Realty LLC (Delaware) (special shares held by 1995709 Alberta Ltd.)
100.0% - RMA American Realty Corp.
1.0% - RMA American Realty Limited Partnership [(99% owned by RMA (U.S.) Realty LLC (Delaware)]
99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)
30.0% - RMA Real Estate LP (69.9% owned by The Great-West Life Assurance Company; 0.1% owned by RA Real Estate Inc.)
100.0% - RMA Properties Ltd.

6

100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Riverside) Ltd.
100.0% - 1319399 Ontario Inc.

24.99%- 7420928 Manitoba limited Partnership (24.99% limited partner interest each held by The Great-West Life Assurance Company, The Canada Life Assurance Company and The Canada Life Insurance Company of Canada; 7419521 Manitoba Ltd. holds 0.001% interest)

100.0% - 3853071 Canada Limited
50.0% - Laurier House Apartments Limited (50.0% owned by The Great-West Life Assurance Company)
30.0% - Kelowna Central Park Properties Ltd. (70.0% owned by The Great-West Life Assurance Company)
30.0% - Kelowna Central Park Phase II Properties Ltd. (70.0% owned by The Great-West Life Assurance Company)
30.0% - Trop Beau Developments Limited (70.0% owned by The Great-West Life Assurance Company)
100.0% - 4298098 Canada Inc.
100.0% - GWLC Holdings Inc.
100% - GLC Reinsurance Corporation
100.0% - 389288 B.C. Ltd.
100.0% - Quadrus Investment Services Ltd.
35.0% - The Walmer Road Limited Partnership (65.0% owned by The Great-West Life Assurance Company)
100.0% - 177545 Canada Limited
88.0% - Neighborhood Dental Services Ltd.
100.0% - Quadrus Distribution Services Ltd.
100.0% - Toronto College Park Ltd.
25.0% - High Park Bayview Limited Partnership (75.0% owned by The Great-West Life Assurance Company)
30.0% - KS Village (Millstream) Inc. (70.0% owned by The Great-West Life Assurance Company)
100.0% - London Life Financial Corporation
89.4% - London Reinsurance Group, Inc. (10.6% owned by London Life Insurance Company)
100.0% - London Life and Casualty Reinsurance Corporation
100.0% - Trabaja Reinsurance Company Ltd.
100.0% - London Life and Casualty (Barbados) Corporation
100.0% - LRG (US), Inc.
100.0% - London Life International Reinsurance Corporation
100.0% - London Life Reinsurance Company (Fed ID # 23-2044256 – NAIC # 76694, PA)
75.0% - Vaudreuil Shopping Centres Limited (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
10.6% - London Reinsurance Group Inc. (89.4% owned by London Life Financial Corporation)
30.0% - Saskatoon West Shopping Centres Limited (70.0% owned by The Great-West Life Assurance Company)
75.0% - 2331777 Ontario Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
75.0% - 2344701 Ontario Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
75.0% - 2356720 Ontario Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
75.0% - 0977221 B.C. Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
100.0% - Canada Life Financial Corporation
100.0% - The Canada Life Assurance Company (Fed ID # 38-0397420, NAIC # 80659, MI)

24.99%- 7420928 Manitoba Limited Partnership (24.99% limited partner interest held by The Great-West Life Assurance Company, London Life Insurance Company and the Canada Life Insurance Company of Canada; 7419521 Manitoba Ltd. holds 0.001% interest)

100.0% - Canada Life Capital Corporation, Inc.
100.0% - Canada Life International Holdings, Limited

7

100.0% - Canada Life Group Holdings Limited
100.0% - Canada Life International Services Limited
100.0% - Canada Life International Limited
100.0% - CLI Institutional Limited
100.0% - The Canada Life Group (U.K.) Limited
80.0% - Canada Life International Assurance (Ireland) Designated Activity Company (20.0% owned by CL Abbey Limited)
100.0% - Canada Life Irish Holding Company, Limited
100.0% - Canada Life Group Services Limited
100.0% - Canada Life Europe Investment Limited
100.0% - Canada Life Europe Management Services, Limited
21.33% - Canada Life Assurance Europe Limited(78.67% owned by Canada Life Europe Investment Limited)
78.67% - Canada Life Assurance Europe Limited (21.33% owned by Canada Life Europe Management Services Limited)
100.0% - London Life and General Reinsurance dac
100.0% - Canada Life International Re dac
100.0% - Canada Life Reinsurance International Ltd.
100.0% - Canada Life Reinsurance Ltd.
100.0% - CL Abbey Limited
20.0% - Canada Life International Assurance (Ireland) Designated Activity Company (80.0% owned by The Canada Life Group (U.K.) Limited)
100.0% - Irish Life Investment Managers Limited
100.0% - Summit Asset Managers Limited
7.0% - Irish Association of Investment Managers CLG
100.0% - Setanta Asset Management Limited
100.0% - Canada Life Pension Managers & Trustees Limited
100.0% - Canada Life Asset Management Limited
100.0% - Canada Life European Real Estate Limited
100.0% - Hotel Operations (Walsall) Limited
100.0% - Hotel Operations (Cardiff) Limited
100.0% - Canada Life Trustee Services (U.K.) Limited
100.0% - CLFIS (U.K.) Limited
100.0% - Canada Life Limited
30.45% - ETC Hobley Drive Management Company Limited
100.0% - Synergy Sunrise (Wellington Row) Limited
100.0% - Canada Life (U.K.) Limited
100.0% - Albany Life Assurance Company Limited
100.0% - Canada Life Management (U.K.) Limited
100.0% - Canada Life Services (U.K.) Limited
100.0% - Canada Life Fund Managers (U.K.) Limited
100.0% - Canada Life Group Services (U.K.) Limited
100.0% - Canada Life Holdings (U.K.) Limited
100.0% - Canada Life Irish Operations Limited
100.0% - Canada Life Ireland Holdings Limited.
100.0% - Irish Life Group Limited
100.0% Canada Life (Ireland) Limited

8

100.0% Irish Life Health dac
100.0% - Irish Progressive Services International Ltd
100.0% - Irish Life Group Services Limited
100.0% - Irish Life Financial Services Ltd.
100.0% - Glohealth Financial Services Limited
49.0% - Affinity First Limited (51.0% interest unknown)
100.0% - Vestone Ltd.
100.0% - Cornmarket Group Financial Services Limited
100.0% - Cornmarket Insurance Brokers Ltd.
100.0% - Cornmarket Insurance Services Limited
25.0% EIS Financial Services Limited (75.0% interest unknown)
100.0% - Cornmarket Retail Trading Ltd.
100.0% - Savings & Investments Ltd.
100.0% - Gregan McGuiness (Life & Pensions) Ltd.
100.0% - Penpro Limited
100.0% - Irish Life Associate Holdings Unlimited Company
100.0% - Irish Life Irish Holdings Unlimited Company
30.43% - Allianz-Irish Life Holdings plc.
100.0% - Irish Life Assurance plc.
100.0% - Ballsbridge Property Investments Ltd.
100.0% - Cathair Ce Ltd.
100.0% - Ilona Financial Group, Inc.
100.0% - Irish Life Unit Fund Managers Ltd.
100.0% - Tredwell Associates Ltd.
100.0% - Irish Life Trustee Services Limited
100.0% - Office Park De Mont-St-Guibert A S.A.
100.0% - Office Park De Mont-St-Guibert B S.A.
100.0% - Office Park De Mont-St-Guibert C S.A.
100.0% - (2,3&4) Basement Company Limited
66.66% - City Gate Park Administration Limited
51.0% - SJRQ Riverside IV Management Company Ltd.
50.0% - Hollins Clough Management Company Ltd.
50.0% - Dakline Company Ltd.
20.0% - Choralli Limited
14.0% - Baggot Court Management Limited
5.5% - Padamul Ltd.
18.2143% - Tour Esplanade (Paris) LP
100.0% - 4073649 Canada, Inc. (1 common share owned by 587443 Ontario, Inc.)
100.0% - CL Luxembourg Capital Management S.á.r.l.
100.0% - 8478163 Canada Limited
100.0% - Canada Life Capital Bermuda Limited
100.0% - 9983813 Canada Inc.
100.0% - Canada Life Capital Bermuda III Limited

9

100.0% - Canada Life Capital Bermuda II Limited
100.0% - The Canada Life Insurance Company of Canada

24.99%- 7420928 Manitoba limited Partnership (24.99% limited partner interest held by The Great-West Life Assurance Company, London Life Insurance Company and The Canada Life Assurance Company; 7419521 Manitoba Ltd. holds 0.001% interest)

100.0% - 6855572 Manitoba Ltd.
94.4% - MAM Holdings Inc. (5.6% owned by The Great-West Life Assurance Company)
100.0% - Mountain Asset Management LLC
12.5% - 2331777 Ontario Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 2344701 Ontario Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - Vaudreuil Shopping Centres Limited (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 2356720 Ontario Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 0977221 B.C. Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
58.8% - GWL THL Private Equity I Inc. (11.8% The Canada Life Assurance Company, 29.4% The Great-West Life Assurance Company)
100.0% - GWL THL Private Equity II Inc.
100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100.0% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests
100.0% - CL Capital Management (Canada), Inc.
100.0% - 587443 Ontario Inc.
100.0% - Canada Life Mortgage Services Ltd.
100.0% - Adason Properties Limited
11.8% - GWL THL Private Equity I Inc. (29.4% owned by The Great-West Life Assurance Company, 58.8% owned by The Canada Life Insurance Company of Canada)
100.0% - GWL THL Private Equity II Inc.
100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests
100.0% - Canada Life Capital Trust

D. IGM Financial Inc. Group of Companies (Canadian mutual funds)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.591% - Power Financial Corporation

10

61.506% - IGM Financial Inc.
100.0% - Investors Group Inc.
100.0% - Investors Group Financial Services Inc.
100.0% - I.G. International Management Limited
100.0% - I.G. Investment Management (Hong Kong) Limited
100.0% - Investors Group Trust Co. Ltd.
100.0% - 391102 B.C. Ltd.
100.0% - I.G. Insurance Services Inc.
100.0% - Investors Syndicate Limited
100.0% - Investors Group Securities Inc.
100.0% - 6460675 Manitoba Ltd.
100.0% - I.G. Investment Management, Ltd.
100.0% - Investors Group Corporate Class Inc.
100.0% - Investors Syndicate Property Corp.
100.0% - 0965311 B.C. Ltd.
100.0% - 0992480 B.C. Ltd.
100.0% - 1081605 B.C. Ltd.
100.0% - I.G. Investment Corp.
100.0% - Mackenzie Inc.
100.0% - Mackenzie Financial Corporation
100.0% - Mackenzie Investments Charitable Foundation
14.28% - Strategic Charitable Giving Foundation
100.0% - Mackenzie Cundill Investment Management (Bermuda) Ltd.
100.0% - Mackenzie Financial Capital Corporation
100.0% - Multi-Class Investment Corp.
100.0% - MMLP GP Inc.
100.0% - Mackenzie Investments Corporation
100.0% - Mackenzie Investments PTE. Ltd.
100.0% - Mackenzie U.S. Fund Management Inc.
96.94% - Investment Planning Counsel Inc. (and 3.06% owned by Management of IPC)
100.0% - IPC Investment Corporation
100.0% - IPC Estate Services Inc.
100.0% - IPC Securities Corporation
88.89% - IPC Portfolio Services Inc. (and 11.11% owned by advisors of IPC Investment Corporation and IPC Securities Corporation)
100.0% - Counsel Portfolio Services Inc.
100.0% - Counsel Portfolio Corporation
37.74% - Portag3 Ventures LP
32.8% - Springboard LP
69.7% - WealthSimple Financial Corp.
15.0% - Personal Capital Corporation

E. Pargesa Holding SA Group of Companies (European investments)

11

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.591% - Power Financial Corporation
100.0% - Power Financial Europe B.V.
50.0% - Parjointco N.V.
75.4% - Pargesa Holding SA (55.5% capital)
100.0% - Pargesa Netherlands B.V.
51.9% (taking into account the treasury shares - Groupe Bruxelles Lambert (50.0% in capital)
Capital
6.8% - Pernod Ricard (7.5% in capital)
16.9% - Umicore
20.0% - Ontex
7.5% - adidas
0.4% - LTI One
1.2% - Sagerpar
100.0% - Belgian Securities B.V.
Capital
69.6% - Imerys (53.7% in capital)
100.0% - Brussels Securities
Capital
99.6% - LTI One
0.1% - Groupe Bruxelles Lambert
100.0% - LTI Two
0.1% - Groupe Bruxelles Lambert
0.1% - Umicore
100.0% - URDAC
0.1% - Groupe Bruxelles Lambert
100.0% - FINPAR
0.1% - Groupe Bruxelles Lambert
98.8% - Sagerpar
3.3% - Groupe Bruxelles Lambert
10.0% - GBL Participations SA
100.0% - GBL Energy S.á.r.l.
Capital
1.8% - adidas
0.7% - Total SA (1.2% in capital)
100.0% - GBL Verwaltung GmbH (in liquidation)
100.0% - GBL Finance & Treasury
90.0% - GBL Participations SA
67.4% - Serena S.á.r.l.
Capital
16.2% - SGS
100.0% - Eliott Capital

12

Capital
9.4% - LafargeHolcim
100.0% - GBL Verwaltung SA
Capital
100.0% - GBL Investments Limited
100.0% - GBL R
100.0% - Sienna Capital S.á.r.l
Capital
10.9% - Sagard FCPR
0.3% - Sagard II A FPCI
75.0% - Sagard II B FPCI
26.9% - Sagard 3 Millésime 1 FPCI
29.6% - Kartesia Credit Opportunities I SCA, SICAV-SIF
22.2% - Kartesia Management SA
50.0% - Ergon Capital Partners SA
5.9% - Ergon Capital SA
42.4% - Ergon Capital Partners II SA
89.9% - Ergon Capital Partners III SA
15.1% - Mérieux Participations SAS
37.7% - Mérieux Participations 2 SAS
100.0% - PrimeStone Capital Parallel Vehicle SCS
1.7% - PrimeStone Capital Special Limited Partner SCSp
9.8% - BDT Capital Partners Fund II (INT),L.P.
100.0% - Sienna Capital International
100.0% - GBL Finance S.á.r.l
32.6% - Serena S.á.r.l
1.0% - Engie (0.6% in capital)
100.0% - Pargesa Netherlands B.V.
100.0% - SFPG

F. Square Victoria Communications Group Inc. Group of Companies (Canadian communications)

Power Corporation of Canada
100.0% - Square Victoria Communications Group Inc.
100.0% - Gesca Ltée
100.0% - La Presse, ltée
100.0% - Nuglif inc.
100.0% - Cyberpresse Inc.
100.0% - 9214470 Canada Inc.
100.0% - Square Victoria Digital Properties inc.
100.0% - Les Éditions Gesca Ltée
100.0% - Les Éditions Plus Ltée
50.0% - Workopolis

13

25.0% - Olive Média
100.0% - Square Victoria C.P. Holding Inc.
33.3% - Canadian Press Enterprises Inc.
100.0% - Pagemasters North America Inc.

G. Power Corporation (International) Limited Group of Companies (Asian investments)

Power Corporation of Canada
100.0% - Power Corporation (International) Limited
99.9% - Power Pacific Corporation Limited
0.1% - Power Pacific Equities Limited
99.9% - Power Pacific Equities Limited
100.0% - Power Communications Inc.
0.1% - Power Pacific Corporation Limited
10.0% - China Asset Management Limited

H. Other PCC Companies

Power Corporation of Canada
100.0% - 152245 Canada Inc.
100.0% - 3540529 Canada Inc.
18.75% - Société Immobiliére HMM
1.19% - Quinstreet Inc.
100.0% - Square Victoria Real Estate Inc./ Square Victoria Immobilier Inc.
100.0% - 3121011 Canada Inc.
100.0% - 171263 Canada Inc.
100.0% - Victoria Square Ventures Inc.
32.5% - Bellus Health Inc.
25.0% (voting) - 9314-0093 Québec Inc. (formerly Club de Hockey Les Remparts de Québec Inc.)
100.0% - Power Energy Corporation
100.0% - Potentia Renewables Inc.
100.0% - Schooltop Solar LP
85.0% - Reliant First Nations LP
100.0% - PSI Solar Finance 1 LP
100.0% - MOM Solar LP
100.0% - Potentia Solar 5 LP
100.0% - Potentia Solar 14 LP
100.0% - Minnesota Solar, LLC
75.0% - Paintearth Wind Project LP
75.0% - Stirling Wind Project LP
75.0% - Wheatland Wind Project LP
100.0% - Power Renewable Energy Corporation
100.0% - Sequoia Energy Inc.

14

100.0% - Power Energy Eagle Creek Inc.
60.0% - Power Energy Eagle Creek LLP
52.0% - Eagle Creek Renewable Energy, LLC
100.0% - Power Communications Inc.
100.0% - Brazeau River Resources Investments Inc.
100.0% - PCC Industrial (1993) Corporation
100.0% - Power Corporation International
100.0% - 9808655 Canada Inc.
100.0% - 9958363 Canada Inc.
100.0% - Sagard Holdings Participation US LP
25.0% - Sagard Holdings Inc. (non voting)
100.0% - Sagard Holdings Participation Inc.
75.0% - Sagard Holdings Inc.
100.0% - Sagard Capital Partners GP, Inc.
100.0% - Sagard Capital Partners, L.P.
97.3% - Vein Clinics of America
100.0% - 1069759 B.C. Unlimited Liability Company
96.7% - IntegraMed America, Inc.
50.0% - 9938982 Canada Inc.
100.0% - 9990089 Canada Inc.
100.0% - Power Corporation of Canada Inc.
100.0% - PL S.A.
100.0% - 4190297 Canada Inc.
100% - Sagard Capital Partners Management Corp.
100.0% - Sagard S.A.S.
100.0% - Marquette Communications (1997) Corporation
100.0% - 4507037 Canada Inc.
100.0% - 4524781 Canada Inc.
100.0% - 4524799 Canada Inc.
100.0% - 4524802 Canada Inc.

I. Other PFC Companies

Power Financial Corporation
100.0% - 4400003 Canada Inc.
100.0% - 3411893 Canada Inc.
100.0% - 3439453 Canada Inc.
100.0% - Power Financial Capital Corporation
100.0% - 7973594 Canada Inc.
100.0% - 7973683 Canada Inc.
100.0% - 7974019 Canada Inc.
100.0% - 8677964 Canada Inc.
100.0% - 9194649 Canada Inc.

15

67.2% - Springboard L.P.
69.7% - WealthSimple Financial Corp. (67.8% equity)
100.0% - Wealthsimple Inc.
100.0% - Canadian ShareOwner Investments Inc.
100.0% - CSA Computing Inc.
100.0% - Wealthsimple US, Ltd.
100.0% - Wealthsimple UK Ltd.
100.0% - Wealthsimple Technologies Inc.
100.0% - PFC Ventures Inc.
100.0% - Portag3 Ventures GP Inc.
24.52% - Portag3 Ventures L.P.
100.0% - 9917837 Canada Inc.
50.0% - Diagram Ventures GP Inc. (9629262 Canada Inc.)

Item 27. Number of Contract owners

As of February 28, 2017, there were 64 Contract Owners; 62 were Non-Qualified Contracts, and 2 were Qualified Contracts.

Item 28. Indemnification

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Provisions exist under the laws of the State of New York and the Bylaws of GWL&A NY whereby GWL&A NY may indemnify a director, officer, or controlling person of GWL&A NY against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:

New York Corporate Code

Section 719. Liability of directors in certain cases

(a)	Directors of a corporation who vote for or concur in any of the following corporate actions shall be jointly and severally liable to the corporation for the benefit of its creditors or shareholders, to the extent of any injury suffered by such persons, respectively, as a result of such action:

(1)	The declaration of any dividend or other distribution to the extent that it is contrary to the provisions of paragraphs (a) and (b) of section 510 (Dividends or other distributions in cash or property).

(2)	The purchase of the shares of the corporation to the extent that it is contrary to the provisions of section 513 (Purchase or redemption by a corporation of its own shares).

(3)	The distribution of assets to shareholders after dissolution of the corporation without paying or adequately providing for all known liabilities of the corporation, excluding any claims not filed by creditors within the time limit set in a notice given to creditors under articles 10 (Non-judicial dissolution) or 11 (Judicial dissolution).

(4)	The making of any loan contrary to section 714 (Loans to directors).

(b)	A director who is present at a meeting of the board, or any committee thereof, when action specified in paragraph (a) is taken shall be presumed to have concurred in the action unless his dissent thereto shall be entered in the minutes of the meeting, or unless he shall submit his written dissent to the person acting as the secretary of the meeting before the adjournment thereof, or shall deliver or send by registered mail such dissent to the secretary of the corporation promptly after the adjournment of the meeting. Such right to dissent shall not apply to a director who voted in favor of such action. A director who is absent from a meeting of the board, or any committee thereof, when such action is taken shall be presumed to have concurred in the action unless he shall deliver or send by registered mail his dissent thereto to the secretary of the corporation or shall cause such dissent to be filed with the minutes of the proceedings of the board or committee within a reasonable time after learning of such action.

(c)	Any director against whom a claim is successfully asserted under this section shall be entitled to contribution from the other directors who voted for or concurred in the action upon which the claim is asserted.

(d)	Directors against whom a claim is successfully asserted under this section shall be entitled, to the extent of the amounts paid by them to the corporation as a result of such claims:

(1)	Upon payment to the corporation of any amount of an improper dividend or distribution, to be subrogated to the rights of the corporation against shareholders who received such dividend or distribution with knowledge of facts indicating that it was not authorized by section 510, in proportion to the amounts received by them respectively.

(2)	Upon payment to the corporation of any amount of the purchase price of an improper purchase of shares, to have the corporation rescind such purchase of shares and recover for their benefit, but at their expense, the amount of such purchase price from any seller who sold such shares with knowledge of facts indicating that such purchase of shares by the corporation was not authorized by section 513.

(3)	Upon payment to the corporation of the claim of any creditor by reason of a violation of subparagraph (a)(3), to be subrogated to the rights of the corporation against shareholders who received an improper distribution of assets.

(4)	Upon payment to the corporation of the amount of any loan made contrary to section 714, to be subrogated to the rights of the corporation against a director who received the improper loan.

(e)	A director shall not be liable under this section if, in the circumstances, he performed his duty to the corporation under paragraph (a) of section 717.

(f)	This section shall not affect any liability otherwise imposed by law upon any director.

Section 720. Action against directors and officers for misconduct.

(a)	An action may be brought against one or more directors or officers of a corporation to procure a judgment for the following relief:

(1)	Subject to any provision of the certificate of incorporation authorized pursuant to paragraph (b) of section 402, to compel the defendant to account for his official conduct in the following cases:

(A)	The neglect of, or failure to perform, or other violation of his duties in the management and disposition of corporate assets committed to his charge.

(B)	The acquisition by himself, transfer to others, loss or waste of corporate assets due to any neglect of, or failure to perform, or other violation of his duties.

(C)	In the case of directors or officers of a benefit corporation organized under article seventeen of this chapter: (i) the failure to pursue the general public benefit purpose of a benefit corporation or any specific public benefit set forth in its certificate of incorporation; (ii) the failure by a benefit corporation to deliver or post an annual report as required by section seventeen hundred eight of article seventeen of this chapter; or (iii) the neglect of, or failure to perform, or other violation of his or her duties or standard of conduct under article seventeen of this chapter.

(2)	To set aside an unlawful conveyance, assignment or transfer of corporate assets, where the transferee knew of its unlawfulness.

(3)	To enjoin a proposed unlawful conveyance, assignment or transfer of corporate assets, where there is sufficient evidence that it will be made.

(b)	An action may be brought for the relief provided in this section, and in paragraph (a) of section 719 (Liability of directors in certain cases) by a corporation, or a receiver, trustee in bankruptcy, officer, director or judgment creditor thereof, or, under section 626 (Shareholders’ derivative action brought in the right of the corporation to procure a judgment in its favor), by a shareholder, voting trust certificate holder, or the owner of a beneficial interest in shares thereof.

(c)	This section shall not affect any liability otherwise imposed by law upon any director or officer.

Section 721. Nonexclusivity of statutory provisions for indemnification of directors and officers.

The indemnification and advancement of expenses granted pursuant to, or provided by, this article shall not be deemed exclusive of any other rights to which a director or officer seeking indemnification or advancement of expenses may be entitled, whether contained in the certificate of incorporation or the by-laws or, when authorized by such certificate of incorporation or by-laws, (i) a resolution of shareholders, (ii) a resolution of directors, or (iii) an agreement providing for such indemnification, provided that no indemnification may be made to or on behalf of any director or officer if a judgment or other final adjudication adverse to the director or officer establishes that his acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that he personally gained in fact a financial profit or other advantage to which he was not legally entitled. Nothing contained in this article shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.

Section 722. Authorization for indemnification of directors and officers.

(a)	A corporation may indemnify any person made, or threatened to be made, a party to an action or proceeding (other than one by or in the right of the corporation to procure a judgment in its favor), whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the corporation served in any capacity at the request of the corporation, by reason of the fact that he, his testator or intestate, was a director or officer of the corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys’ fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his conduct was unlawful.

(b)	The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, or its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the corporation or that he had reasonable cause to believe that his conduct was unlawful.

(c)	A corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he, his testator or intestate, is or was a director or officer of the corporation, or is or was serving at the request of the corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys’ fees, actually and necessarily incurred by him in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the corporation, except that no indemnification under this paragraph shall be made in respect of (1) a threatened action, or a pending action which is settled or otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the corporation, unless and only to the extent that the court in which the action was brought, or, if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement amount and expenses as the court deems proper.

(d)	For the purpose of this section, a corporation shall be deemed to have requested a person to serve an employee benefit plan where the performance by such person of his duties to the corporation also imposes duties on, or otherwise involves services by, such person to the plan or participants or beneficiaries of the plan; excise taxes assessed on a person with respect to an employee benefit plan pursuant to applicable law shall be considered fines; and action taken or omitted by a person with respect to an employee benefit plan in the performance of such person’s duties for a purpose reasonably believed by such person to be in the interest of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the corporation.

Section 723. Payment of indemnification other than by court award.

(a)	A person who has been successful, on the merits or otherwise, in the defense of a civil or criminal action or proceeding of the character described in section 722 shall be entitled to indemnification as authorized in such section.

(b)	Except as provided in paragraph (a), any indemnification under section 722 or otherwise permitted by section 721, unless ordered by a court under section 724 (Indemnification of directors and officers by a court), shall be made by the corporation, only if authorized in the specific case:

(1)	By the board acting by a quorum consisting of directors who are not parties to such action or proceeding upon a finding that the director or officer has met the standard of conduct set forth in section 722 or established pursuant to section 721, as the case may be, or,

(2)	If a quorum under subparagraph (1) is not obtainable or, even if obtainable, a quorum of disinterested directors so directs; (A) By the board upon the opinion in writing of independent legal counsel that indemnification is proper in the circumstances because the applicable standard of conduct set forth in such sections has been met by such director or officer, or (B) By the shareholders upon a finding that the director or officer has met the applicable standard of conduct set forth in such sections.

(c)	Expenses incurred in defending a civil or criminal action or proceeding may be paid by the corporation in advance of the final disposition of such action or proceeding upon receipt of an undertaking by or on behalf of such director or officer to repay such amount as, and to the extent, required by paragraph (a) of section 725.

Section 724. Indemnification of directors and officers by a court.

(a)	Notwithstanding the failure of a corporation to provide indemnification, and despite any contrary resolution of the board or of the shareholders in the specific case under section 723 (Payment of indemnification other than by court award), indemnification shall be awarded by a court to the extent authorized under section 722 (Authorization for indemnification of directors and officers), and paragraph (a) of section 723. Application therefor may be made, in every case, either:

(1)	In the civil action or proceeding in which the expenses were incurred or other amounts were paid, or

(2)	To the supreme court in a separate proceeding, in which case the application shall set forth the disposition of any previous application made to any court for the same or similar relief and also reasonable cause for the failure to make application for such relief in the action or proceeding in which the expenses were incurred or other amounts were paid.

(b)	The application shall be made in such manner and form as may be required by the applicable rules of court or, in the absence thereof, by direction of a court to which it is made. Such application shall be upon notice to the corporation. The court may also direct that notice be given at the expense of the corporation to the shareholders and such other persons as it may designate in such manner as it may require.

(c)	Where indemnification is sought by judicial action, the court may allow a person such reasonable expenses, including attorneys’ fees, during the pendency of the litigation as are necessary in connection with his defense therein, if the court shall find that the defendant has by his pleadings or during the course of the litigation raised genuine issues of fact or law.

Section 725. Other provisions affecting indemnification of directors and officers.

(a)	All expenses incurred in defending a civil or criminal action or proceeding which are advanced by the corporation under paragraph (c) of section 723 (Payment of indemnification other than by court award) or allowed by a court under paragraph (c) of section 724 (Indemnification of directors and officers by a court) shall be repaid in case the person receiving such advancement or allowance is ultimately found, under the procedure set forth in this article, not to be entitled to indemnification or, where indemnification is granted, to the extent the expenses so advanced by the corporation or allowed by the court exceed the indemnification to which he is entitled.

(b)	No indemnification, advancement or allowance shall be made under this article in any circumstance where it appears:

(1)	That the indemnification would be inconsistent with the law of the jurisdiction of incorporation of a foreign corporation which prohibits or otherwise limits such indemnification;

(2)	That the indemnification would be inconsistent with a provision of the certificate of incorporation, a by-law, a resolution of the board or of the shareholders, an agreement or other proper corporate action, in effect at the time of the accrual of the alleged cause of action asserted in the threatened or pending action or proceeding in which the expenses were incurred or other amounts were paid, which prohibits or otherwise limits indemnification; or

(3)	If there has been a settlement approved by the court, that the indemnification would be inconsistent with any condition with respect to indemnification expressly imposed by the court in approving the settlement.

(c)	If any expenses or other amounts are paid by way of indemnification, otherwise than by court order or action by the shareholders, the corporation shall, not later than the next annual meeting of shareholders unless such meeting is held within three months from the date of such payment, and, in any event, within fifteen months from the date of such payment, mail to its shareholders of record at the time entitled to vote for the election of directors a statement specifying the persons paid, the amounts paid, and the nature and status at the time of such payment of the litigation or threatened litigation.

(d)	If any action with respect to indemnification of directors and officers is taken by way of amendment of the by-laws, resolution of directors, or by agreement, then the corporation shall, not later than the next annual meeting of shareholders, unless such meeting is held within three months from the date of such action, and, in any event, within fifteen months from the date of such action, mail to its shareholders of record at the time entitled to vote for the election of directors a statement specifying the action taken.

(e)	Any notification required to be made pursuant to the foregoing paragraph (c) or (d) of this section by any domestic mutual insurer shall be satisfied by compliance with the corresponding provisions of section one thousand two hundred sixteen of the insurance law.

(f)	The provisions of this article relating to indemnification of directors and officers and insurance therefor shall apply to domestic corporations and foreign corporations doing business in this state, except as provided in section 1320 (Exemption from certain provisions).

Section 726. Insurance for indemnification of directors and officers.

(a)	Subject to paragraph (b), a corporation shall have power to purchase and maintain insurance:

(1)	To indemnify the corporation for any obligation which it incurs as a result of the indemnification of directors and officers under the provisions of this article, and

(2)	To indemnify directors and officers in instances in which they may be indemnified by the corporation under the provisions of this article, and

(3)	To indemnify directors and officers in instances in which they may not otherwise be indemnified by the corporation under the provisions of this article provided the contract of insurance covering such directors and officers provides, in a manner acceptable to the superintendent of financial services, for a retention amount and for co-insurance.

(b)	No insurance under paragraph (a) may provide for any payment, other than cost of defense, to or on behalf of any director or officer:

(1)	if a judgment or other final adjudication adverse to the insured director or officer establishes that his acts of active and deliberate dishonesty were material to the cause of action so adjudicated, or that he personally gained in fact a financial profit or other advantage to which he was not legally entitled, or

(2)	in relation to any risk the insurance of which is prohibited under the insurance law of this state.

(c)	Insurance under any or all subparagraphs of paragraph (a) may be included in a single contract or supplement thereto. Retrospective rated contracts are prohibited.

(d)	The corporation shall, within the time and to the persons provided in paragraph (c) of section 725 (Other provisions affecting indemnification of directors or officers), mail a statement in respect of any insurance it has purchased or renewed under this section, specifying the insurance carrier, date of the contract, cost of the insurance, corporate positions insured, and a statement explaining all sums, not previously reported in a statement to shareholders, paid under any indemnification insurance contract.

(e)	This section is the public policy of this state to spread the risk of corporate management, notwithstanding any other general or special law of this state or of any other jurisdiction including the federal government.

Bylaws of GWL&A NY

ARTICLE II, SECTION 11. Indemnification of Directors. The corporation may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the corporation to the extent permitted by applicable law, any Director, Officer, or employee of the corporation or any member or officer of any Committee, and his or her heirs, executors, and administrators, from and against all claims, liabilities, costs, charges, and expenses whatsoever that any such Director, Officer, employee, or any such member or officer sustains or incurs in or about any action, suit, or proceeding that is brought, commenced, or prosecuted against him or her for or in respect of any act, deed, matter, or thing whatsoever, made, done, or permitted by him or her in or about the execution of the duties of his or her office or employment with the corporation, in or about the execution of his or her duties as a Director or Officer of another company which he or she so serves at the request and on behalf of the corporation, or in or about the execution of his or her duties as a member or officer of any such Committee, and all other claims, liabilities, costs, charges, and expenses that he or she sustains or incurs, in or about or in relation to any such duties or the affairs of the corporation, the affairs of such other company which he or she so serves or the affairs of such Committee, except such claims, liabilities, costs, charges, or expenses as are occasioned by acts or omissions which were in bad faith, involved intentional misconduct, a violation of the New York Insurance Law or a knowing violation of any other law or which resulted in such person personally gaining in fact a financial profit or other advantage to which he or she was not entitled. The corporation may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the corporation to the extent permitted by applicable law, any Director, Officer, or employee of any subsidiary corporation of the corporation on the same basis and within the same constraints as described in the preceding sentence. No payment of indemnification shall be made unless notice has been filed with the Superintendent of Financial Services pursuant to Section 1216 of the New York Insurance Law.

Item 29. Principal Underwriter

(a)	GWFS Equities, Inc. (“GWFS”) is the distributor of securities of the Registrant. In addition to the Registrant, GWFS also serves as distributor or principal underwriter for Great-West Funds, Inc. (formerly Maxim Series Fund, Inc.), an open-end management investment company, Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company (“GWL&A”), Variable Annuity-2 Series Account of GWL&A, Variable Annuity-2 Series Account of Great-West Life & Annuity Insurance Company of New York (GWL&A NY), Variable Annuity-8 Series Account of GWL&A, Variable Annuity-8 Series Account of GWL&ANY, COLI VUL-2 Series Account of GWL&A, COLI VUL-2 Series Account of GWL&A NY, COLI VUL-4 Series Account of GWL&A, FutureFunds Series Account of GWL&A, Maxim Series Account of GWL&A, Prestige Variable Life Account of GWL&A, and Trillium Variable Annuity Account of GWL&A.

(b)	Directors and Officers of GWFS:

Name	Principal Business Address	Positions and Offices with Underwriter
E.F. Murphy, III	(1)	Chairman, President, and Chief Executive Officer
D.L. Musto	(1)	Director and Executive Vice President
R.K. Shaw	(1)	Director and Executive Vice President
S.E. Jenks	(1)	Director and Executive Vice President
C.E. Waddell	(1)	Director and Senior Vice President
K.I. Schindler	(1)	Chief Compliance Officer
R.H. Linton, Jr.	(1)	Executive Vice President
W.S. Harmon	(1)	Senior Vice President
R.J. Laeyendecker	(1)	Senior Vice President
M. McCarthy	(1)	Senior Vice President
W.J. McDermott	(1)	Senior Vice President
R.L. Logsdon	(1)	Vice President, Counsel, and Secretary
R.M. Mattie	(1)	FIN OP Principal, Vice President and Treasurer

(1)	8515 East Orchard Road, Greenwood Village, Colorado 80111.

(c)	Commissions and other compensation received by Principal Underwriter during Registrant’s last fiscal year:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
GWFS	-0-	-0-	-0-	-0-

Item 30. Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through Great-West Life & Annuity Insurance Company, 8515 East Orchard Road, Greenwood Village, Colorado 80111.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

(a)	Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)	Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(d)	Great-West Life & Annuity Insurance Company of New York represents the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by Great-West Life & Annuity Insurance Company of New York.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Greenwood Village, and State of Colorado on this 13th day of April, 2017.

VARIABLE ANNUITY-1 SERIES ACCOUNT
(Registrant)

By:	/s/ Andra S. Bolotin
Andra S. Bolotin
President and Chief Executive Officer of Great-West Life & Annuity Insurance Company of New York

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
(Depositor)

By:	/s/ Andra S. Bolotin
Andra S. Bolotin
President and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ R. Jeffrey Orr R. Jeffrey Orr*	Chairman of the Board	April 13, 2017

/s/ Andra S. Bolotin Andra S. Bolotin	Senior Vice President and Chief Financial Officer	April 13, 2017

/s/ Kara S. Roe Kara S. Roe	Principal Accounting Officer	April 13, 2017

Marcia D. Alazraki	Director

/s/ John L. Bernbach John L. Bernbach*	Director	April 13, 2017

/s/ André R. Desmarais André R. Desmarais*	Director	April 13, 2017

/s/ Paul G. Desmarais, Jr. Paul G. Desmarais, Jr*.	Director	April 13, 2017

/s/ Stuart Z. Katz Stuart Z. Katz*	Director	April 13, 2017

/s/ T. Timothy Ryan, Jr. T. Timothy Ryan, Jr.*	Director	April 13, 2017

/s/ Jerome J. Selitto Jerome J. Selitto*	Director	April 13, 2017

/s/ Brian E. Walsh Brian E. Walsh*	Director	April 13, 2017

/s/ Ryan L. Logsdon Ryan L. Logsdon	*Attorney-in-Fact pursuant to Power of Attorney	April 13, 2017